UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Central Cash Fund

Ticker: TGCXX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Central Cash Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Central Cash Fund	$1	0.01%

Key Fund Statistics

  Total Net Assets$2,727,562,302
  # of Portfolio Holdings18
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	55.6%
Repurchase Agreement	29.3%
U.S. Government Agency Obligations	18.4%
Money Market Investments	0.3%
Liabilities in Excess of Other Assets	(3.6%)

Top Ten Holdings (as a % of Net Assets)

Bank of America NA, 4.83%, due 11/01/24	20.2%
U.S. Treasury Bills, 4.79%, due 05/20/11	12.7%
U.S. Treasury Bills, 4.76%, due 11/19/24	12.7%
JP Morgan Securities, 4.83%, due 11/01/24	9.2%
U.S. Treasury Bills, 5.02%, due 12/20/11	9.2%
U.S. Treasury Bills, 5.05%, due 05/20/11	6.4%
U.S. Treasury Bills, 4.80%, due 05/20/11	5.4%
U.S. Treasury Bills, 4.76%, due 12/20/11	4.0%
Federal Home Loan Banks, 4.81%, due 11/19/24	3.7%
Federal Home Loan Banks, 4.82%, due 04/08/25	3.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Central Cash Fund

Annual Shareholder Report — October 31, 2024

Ticker: TGCXX

TSR TGCXX-1024

TCW Conservative Allocation Fund

Class I: TGPCX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$57	0.52%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Conservative Allocation Fund returned 20.22% net of fees on its Class I shares. On a relative basis the Fund outperformed its first broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 10.55%, though it lagged its second broad-based benchmark, the S&P 500 Index, which returned 38.02% in the same period. This period was marked by a significant gain in stock market valuation driven primarily by strong earnings growth and increased attention to technologies underpinning the expansion of artificial intelligence. At the same time the bond market was very responsive to a variety of high frequency data releases in anticipation of the beginning of cuts to the federal funds rate, leading to volatility in the market. In this period the Fund was generally defensively positioned with an emphasis on high quality fixed income assets with extended interest rate duration, including agency mortgage-backed securities. Exposure to high yield corporate debt and emerging market sovereigns was small but contributed positively to the returns. The Fund’s exposure to large cap technology stocks was reduced, which detracted from performance. The focus on stocks of high margin, cashflow-generating business was a positive for performance and volatility though economically sensitive stocks with strong relative value relative to the benchmark had muted returns in this period. Given an elevated correlation between stocks and bonds, exposure to alternative assets classes such as gold, other commodities and liquid real assets was increased to provide added diversification and contributed positively to returns.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000	$10,000	$10,000
11/2014	$10,139	$10,071	$10,269	$10,150
12/2014	$10,172	$10,080	$10,243	$10,146
01/2015	$10,122	$10,292	$9,936	$10,151
02/2015	$10,430	$10,195	$10,507	$10,328
03/2015	$10,396	$10,242	$10,340	$10,291
04/2015	$10,380	$10,206	$10,440	$10,308
05/2015	$10,413	$10,181	$10,574	$10,346
06/2015	$10,330	$10,070	$10,369	$10,199
07/2015	$10,538	$10,140	$10,586	$10,327
08/2015	$10,239	$10,125	$9,948	$10,069
09/2015	$10,114	$10,194	$9,702	$10,010
10/2015	$10,388	$10,196	$10,520	$10,348
11/2015	$10,372	$10,169	$10,551	$10,344
12/2015	$10,305	$10,136	$10,385	$10,259
01/2016	$10,029	$10,275	$9,869	$10,140
02/2016	$10,029	$10,348	$9,856	$10,178
03/2016	$10,279	$10,443	$10,525	$10,510
04/2016	$10,296	$10,483	$10,566	$10,551
05/2016	$10,340	$10,486	$10,755	$10,628
06/2016	$10,435	$10,674	$10,783	$10,754
07/2016	$10,616	$10,742	$11,181	$10,953
08/2016	$10,607	$10,729	$11,196	$10,952
09/2016	$10,616	$10,723	$11,199	$10,949
10/2016	$10,469	$10,641	$10,994	$10,818
11/2016	$10,417	$10,389	$11,401	$10,825
12/2016	$10,456	$10,404	$11,627	$10,920
01/2017	$10,576	$10,425	$11,847	$11,016
02/2017	$10,705	$10,495	$12,318	$11,235
03/2017	$10,742	$10,489	$12,332	$11,237
04/2017	$10,816	$10,570	$12,459	$11,335
05/2017	$10,899	$10,651	$12,634	$11,451
06/2017	$10,936	$10,641	$12,713	$11,473
07/2017	$11,028	$10,686	$12,974	$11,597
08/2017	$11,092	$10,782	$13,014	$11,673
09/2017	$11,139	$10,731	$13,283	$11,736
10/2017	$11,231	$10,737	$13,593	$11,850
11/2017	$11,314	$10,723	$14,009	$11,986
12/2017	$11,380	$10,773	$14,165	$12,072
01/2018	$11,562	$10,649	$14,976	$12,265
02/2018	$11,351	$10,548	$14,424	$12,015
03/2018	$11,322	$10,615	$14,058	$11,939
04/2018	$11,351	$10,536	$14,112	$11,904
05/2018	$11,476	$10,612	$14,451	$12,070
06/2018	$11,476	$10,598	$14,540	$12,090
07/2018	$11,601	$10,601	$15,081	$12,272
08/2018	$11,736	$10,669	$15,573	$12,480
09/2018	$11,707	$10,600	$15,662	$12,460
10/2018	$11,235	$10,517	$14,591	$12,060
11/2018	$11,341	$10,580	$14,888	$12,201
12/2018	$11,025	$10,774	$13,544	$11,895
01/2019	$11,466	$10,888	$14,629	$12,352
02/2019	$11,682	$10,882	$15,099	$12,507
03/2019	$11,846	$11,091	$15,393	$12,748
04/2019	$12,000	$11,094	$16,016	$12,956
05/2019	$11,877	$11,291	$14,998	$12,765
06/2019	$12,246	$11,432	$16,055	$13,221
07/2019	$12,287	$11,458	$16,286	$13,315
08/2019	$12,339	$11,755	$16,028	$13,437
09/2019	$12,328	$11,692	$16,328	$13,495
10/2019	$12,411	$11,727	$16,681	$13,636
11/2019	$12,585	$11,721	$17,287	$13,830
12/2019	$12,658	$11,713	$17,809	$13,991
01/2020	$12,834	$11,938	$17,802	$14,151
02/2020	$12,559	$12,153	$16,336	$13,837
03/2020	$11,614	$12,082	$14,319	$13,105
04/2020	$12,317	$12,297	$16,154	$13,917
05/2020	$12,735	$12,354	$16,923	$14,221
06/2020	$12,977	$12,432	$17,260	$14,388
07/2020	$13,405	$12,617	$18,233	$14,841
08/2020	$13,680	$12,515	$19,544	$15,196
09/2020	$13,537	$12,509	$18,801	$14,960
10/2020	$13,427	$12,453	$18,301	$14,761
11/2020	$14,207	$12,575	$20,305	$15,494
12/2020	$14,461	$12,592	$21,085	$15,745
01/2021	$14,327	$12,502	$20,872	$15,614
02/2021	$14,505	$12,321	$21,448	$15,651
03/2021	$14,595	$12,168	$22,387	$15,808
04/2021	$15,029	$12,264	$23,582	$16,220
05/2021	$15,107	$12,304	$23,747	$16,297
06/2021	$15,264	$12,390	$24,301	$16,518
07/2021	$15,453	$12,529	$24,878	$16,786
08/2021	$15,643	$12,505	$25,635	$16,971
09/2021	$15,252	$12,397	$24,443	$16,567
10/2021	$15,565	$12,393	$26,155	$17,028
11/2021	$15,408	$12,430	$25,974	$17,011
12/2021	$15,683	$12,398	$27,138	$17,290
01/2022	$15,119	$12,131	$25,734	$16,709
02/2022	$14,874	$11,996	$24,963	$16,397
03/2022	$14,813	$11,662	$25,890	$16,367
04/2022	$14,029	$11,220	$23,632	$15,423
05/2022	$13,992	$11,292	$23,676	$15,494
06/2022	$13,330	$11,115	$21,721	$14,837
07/2022	$13,931	$11,387	$23,724	$15,602
08/2022	$13,551	$11,065	$22,757	$15,083
09/2022	$12,730	$10,587	$20,661	$14,136
10/2022	$12,950	$10,450	$22,334	$14,484
11/2022	$13,538	$10,834	$23,582	$15,127
12/2022	$13,297	$10,785	$22,223	$14,738
01/2023	$13,939	$11,117	$23,619	$15,380
02/2023	$13,605	$10,829	$23,043	$14,992
03/2023	$13,888	$11,105	$23,889	$15,440
04/2023	$14,004	$11,172	$24,262	$15,593
05/2023	$13,888	$11,050	$24,367	$15,518
06/2023	$14,184	$11,011	$25,977	$15,895
07/2023	$14,389	$11,003	$26,812	$16,093
08/2023	$14,209	$10,933	$26,385	$15,928
09/2023	$13,734	$10,655	$25,127	$15,382
10/2023	$13,464	$10,487	$24,599	$15,107
11/2023	$14,363	$10,962	$26,845	$16,069
12/2023	$15,007	$11,381	$28,065	$16,730
01/2024	$15,100	$11,350	$28,536	$16,815
02/2024	$15,206	$11,190	$30,060	$17,032
03/2024	$15,497	$11,293	$31,027	$17,345
04/2024	$14,981	$11,008	$29,760	$16,799
05/2024	$15,404	$11,194	$31,236	$17,303
06/2024	$15,616	$11,300	$32,356	$17,650
07/2024	$16,000	$11,564	$32,750	$17,983
08/2024	$16,332	$11,731	$33,545	$18,312
09/2024	$16,583	$11,888	$34,261	$18,616
10/2024	$16,186	$11,593	$33,950	$18,271

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	20.22%	5.46%	4.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P 500 Index	38.02%	15.26%	13.00%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	20.95%	6.02%	6.21%

Key Fund Statistics

  Total Net Assets$32,950,692
  # of Portfolio Holdings19
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	66.0%
Diversified Equity Funds	19.2%
Exchange-Traded Funds	13.5%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund), Class I	25.5%
TCW MetWest Total Return Bond Fund, Class I	21.7%
TCW MetWest Unconstrained Bond Fund, Class I	10.2%
TCW Compounders ETF	9.7%
TCW Relative Value Large Cap Fund, Class I	9.5%
TCW Select Equities Fund, Class I	5.2%
TCW MetWest Low Duration Bond Fund, Class I	4.1%
TCW Global Real Estate Fund, Class I	3.9%
TCW Global Bond Fund, Class I	3.4%
iShares MSCI EAFE ETF	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Annual Shareholder Report — October 31, 2024

Class I: TGPCX

TSR TGPCX-1024

TCW Conservative Allocation Fund

Class N: TGPNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$75	0.68%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Conservative Allocation Fund returned 20.02% net of fees on its Class N shares. On a relative basis the Fund outperformed its first broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 10.55%, though it lagged its second broad-based benchmark, the S&P 500 Index, which returned 38.02% in the same period. This period was marked by a significant gain in stock market valuation driven primarily by strong earnings growth and increased attention to technologies underpinning the expansion of artificial intelligence. At the same time the bond market was very responsive to a variety of high frequency data releases in anticipation of the beginning of cuts to the federal funds rate, leading to volatility in the market. In this period the Fund was generally defensively positioned with an emphasis on high quality fixed income assets with extended interest rate duration, including agency mortgage-backed securities. Exposure to high yield corporate debt and emerging market sovereigns was small but contributed positively to the returns. The Fund’s exposure to large cap technology stocks was reduced, which detracted from performance. The focus on stocks of high margin, cashflow-generating business was a positive for performance and volatility though economically sensitive stocks with strong relative value relative to the benchmark had muted returns in this period. Given an elevated correlation between stocks and bonds, exposure to alternative assets classes such as gold, other commodities and liquid real assets was increased to provide added diversification and contributed positively to returns.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000	$10,000	$10,000
11/2014	$10,132	$10,071	$10,269	$10,150
12/2014	$10,165	$10,080	$10,243	$10,146
01/2015	$10,115	$10,292	$9,936	$10,151
02/2015	$10,414	$10,195	$10,507	$10,328
03/2015	$10,373	$10,242	$10,340	$10,291
04/2015	$10,356	$10,206	$10,440	$10,308
05/2015	$10,381	$10,181	$10,574	$10,346
06/2015	$10,298	$10,070	$10,369	$10,199
07/2015	$10,489	$10,140	$10,586	$10,327
08/2015	$10,190	$10,125	$9,948	$10,069
09/2015	$10,065	$10,194	$9,702	$10,010
10/2015	$10,331	$10,196	$10,520	$10,348
11/2015	$10,315	$10,169	$10,551	$10,344
12/2015	$10,234	$10,136	$10,385	$10,259
01/2016	$9,960	$10,275	$9,869	$10,140
02/2016	$9,960	$10,348	$9,856	$10,178
03/2016	$10,200	$10,443	$10,525	$10,510
04/2016	$10,209	$10,483	$10,566	$10,551
05/2016	$10,251	$10,486	$10,755	$10,628
06/2016	$10,346	$10,674	$10,783	$10,754
07/2016	$10,518	$10,742	$11,181	$10,953
08/2016	$10,509	$10,729	$11,196	$10,952
09/2016	$10,509	$10,723	$11,199	$10,949
10/2016	$10,363	$10,641	$10,994	$10,818
11/2016	$10,303	$10,389	$11,401	$10,825
12/2016	$10,334	$10,404	$11,627	$10,920
01/2017	$10,452	$10,425	$11,847	$11,016
02/2017	$10,570	$10,495	$12,318	$11,235
03/2017	$10,607	$10,489	$12,332	$11,237
04/2017	$10,671	$10,570	$12,459	$11,335
05/2017	$10,752	$10,651	$12,634	$11,451
06/2017	$10,789	$10,641	$12,713	$11,473
07/2017	$10,871	$10,686	$12,974	$11,597
08/2017	$10,925	$10,782	$13,014	$11,673
09/2017	$10,980	$10,731	$13,283	$11,736
10/2017	$11,062	$10,737	$13,593	$11,850
11/2017	$11,135	$10,723	$14,009	$11,986
12/2017	$11,202	$10,773	$14,165	$12,072
01/2018	$11,382	$10,649	$14,976	$12,265
02/2018	$11,174	$10,548	$14,424	$12,015
03/2018	$11,136	$10,615	$14,058	$11,939
04/2018	$11,155	$10,536	$14,112	$11,904
05/2018	$11,278	$10,612	$14,451	$12,070
06/2018	$11,269	$10,598	$14,540	$12,090
07/2018	$11,391	$10,601	$15,081	$12,272
08/2018	$11,524	$10,669	$15,573	$12,480
09/2018	$11,495	$10,600	$15,662	$12,460
10/2018	$11,023	$10,517	$14,591	$12,060
11/2018	$11,127	$10,580	$14,888	$12,201
12/2018	$10,817	$10,774	$13,544	$11,895
01/2019	$11,239	$10,888	$14,629	$12,352
02/2019	$11,450	$10,882	$15,099	$12,507
03/2019	$11,600	$11,091	$15,393	$12,748
04/2019	$11,761	$11,094	$16,016	$12,956
05/2019	$11,630	$11,291	$14,998	$12,765
06/2019	$11,992	$11,432	$16,055	$13,221
07/2019	$12,022	$11,458	$16,286	$13,315
08/2019	$12,072	$11,755	$16,028	$13,437
09/2019	$12,062	$11,692	$16,328	$13,495
10/2019	$12,143	$11,727	$16,681	$13,636
11/2019	$12,313	$11,721	$17,287	$13,830
12/2019	$12,377	$11,713	$17,809	$13,991
01/2020	$12,549	$11,938	$17,802	$14,151
02/2020	$12,270	$12,153	$16,336	$13,837
03/2020	$11,348	$12,082	$14,319	$13,105
04/2020	$12,024	$12,297	$16,154	$13,917
05/2020	$12,431	$12,354	$16,923	$14,221
06/2020	$12,667	$12,432	$17,260	$14,388
07/2020	$13,084	$12,617	$18,233	$14,841
08/2020	$13,342	$12,515	$19,544	$15,196
09/2020	$13,202	$12,509	$18,801	$14,960
10/2020	$13,095	$12,453	$18,301	$14,761
11/2020	$13,845	$12,575	$20,305	$15,494
12/2020	$14,102	$12,592	$21,085	$15,745
01/2021	$13,961	$12,502	$20,872	$15,614
02/2021	$14,124	$12,321	$21,448	$15,651
03/2021	$14,211	$12,168	$22,387	$15,808
04/2021	$14,633	$12,264	$23,582	$16,220
05/2021	$14,698	$12,304	$23,747	$16,297
06/2021	$14,861	$12,390	$24,301	$16,518
07/2021	$15,034	$12,529	$24,878	$16,786
08/2021	$15,208	$12,505	$25,635	$16,971
09/2021	$14,828	$12,397	$24,443	$16,567
10/2021	$15,143	$12,393	$26,155	$17,028
11/2021	$14,991	$12,430	$25,974	$17,011
12/2021	$15,253	$12,398	$27,138	$17,290
01/2022	$14,695	$12,131	$25,734	$16,709
02/2022	$14,457	$11,996	$24,963	$16,397
03/2022	$14,398	$11,662	$25,890	$16,367
04/2022	$13,626	$11,220	$23,632	$15,423
05/2022	$13,590	$11,292	$23,676	$15,494
06/2022	$12,949	$11,115	$21,721	$14,837
07/2022	$13,531	$11,387	$23,724	$15,602
08/2022	$13,162	$11,065	$22,757	$15,083
09/2022	$12,355	$10,587	$20,661	$14,136
10/2022	$12,556	$10,450	$22,334	$14,484
11/2022	$13,139	$10,834	$23,582	$15,127
12/2022	$12,894	$10,785	$22,223	$14,738
01/2023	$13,516	$11,117	$23,619	$15,380
02/2023	$13,193	$10,829	$23,043	$14,992
03/2023	$13,466	$11,105	$23,889	$15,440
04/2023	$13,565	$11,172	$24,262	$15,593
05/2023	$13,453	$11,050	$24,367	$15,518
06/2023	$13,739	$11,011	$25,977	$15,895
07/2023	$13,938	$11,003	$26,812	$16,093
08/2023	$13,764	$10,933	$26,385	$15,928
09/2023	$13,304	$10,655	$25,127	$15,382
10/2023	$13,031	$10,487	$24,599	$15,107
11/2023	$13,901	$10,962	$26,845	$16,069
12/2023	$14,516	$11,381	$28,065	$16,730
01/2024	$14,605	$11,350	$28,536	$16,815
02/2024	$14,707	$11,190	$30,060	$17,032
03/2024	$14,988	$11,293	$31,027	$17,345
04/2024	$14,477	$11,008	$29,760	$16,799
05/2024	$14,886	$11,194	$31,236	$17,303
06/2024	$15,103	$11,300	$32,356	$17,650
07/2024	$15,474	$11,564	$32,750	$17,983
08/2024	$15,781	$11,731	$33,545	$18,312
09/2024	$16,023	$11,888	$34,261	$18,616
10/2024	$15,640	$11,593	$33,950	$18,271

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	20.02%	5.19%	4.57%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
S&P 500 Index	38.02%	15.26%	13.00%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	20.95%	6.02%	6.21%

Key Fund Statistics

  Total Net Assets$32,950,692
  # of Portfolio Holdings19
  Portfolio Turnover Rate31%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	66.0%
Diversified Equity Funds	19.2%
Exchange-Traded Funds	13.5%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund), Class I	25.5%
TCW MetWest Total Return Bond Fund, Class I	21.7%
TCW MetWest Unconstrained Bond Fund, Class I	10.2%
TCW Compounders ETF	9.7%
TCW Relative Value Large Cap Fund, Class I	9.5%
TCW Select Equities Fund, Class I	5.2%
TCW MetWest Low Duration Bond Fund, Class I	4.1%
TCW Global Real Estate Fund, Class I	3.9%
TCW Global Bond Fund, Class I	3.4%
iShares MSCI EAFE ETF	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Annual Shareholder Report — October 31, 2024

Class N: TGPNX

TSR TGPNX-1024

TCW Core Fixed Income Fund

Class I: TGCFX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,062	$10,071
12/2014	$10,073	$10,080
01/2015	$10,257	$10,292
02/2015	$10,161	$10,195
03/2015	$10,199	$10,242
04/2015	$10,177	$10,206
05/2015	$10,154	$10,181
06/2015	$10,059	$10,070
07/2015	$10,109	$10,140
08/2015	$10,087	$10,125
09/2015	$10,129	$10,194
10/2015	$10,125	$10,196
11/2015	$10,104	$10,169
12/2015	$10,075	$10,136
01/2016	$10,200	$10,275
02/2016	$10,250	$10,348
03/2016	$10,329	$10,443
04/2016	$10,371	$10,483
05/2016	$10,379	$10,486
06/2016	$10,525	$10,674
07/2016	$10,606	$10,742
08/2016	$10,593	$10,729
09/2016	$10,597	$10,723
10/2016	$10,527	$10,641
11/2016	$10,308	$10,389
12/2016	$10,305	$10,404
01/2017	$10,331	$10,425
02/2017	$10,396	$10,495
03/2017	$10,395	$10,489
04/2017	$10,460	$10,570
05/2017	$10,527	$10,651
06/2017	$10,519	$10,641
07/2017	$10,558	$10,686
08/2017	$10,645	$10,782
09/2017	$10,598	$10,731
10/2017	$10,599	$10,737
11/2017	$10,590	$10,723
12/2017	$10,637	$10,773
01/2018	$10,510	$10,649
02/2018	$10,421	$10,548
03/2018	$10,489	$10,615
04/2018	$10,415	$10,536
05/2018	$10,498	$10,612
06/2018	$10,484	$10,598
07/2018	$10,478	$10,601
08/2018	$10,550	$10,669
09/2018	$10,476	$10,600
10/2018	$10,401	$10,517
11/2018	$10,464	$10,580
12/2018	$10,646	$10,774
01/2019	$10,762	$10,888
02/2019	$10,759	$10,882
03/2019	$10,966	$11,091
04/2019	$10,963	$11,094
05/2019	$11,171	$11,291
06/2019	$11,308	$11,432
07/2019	$11,329	$11,458
08/2019	$11,626	$11,755
09/2019	$11,560	$11,692
10/2019	$11,595	$11,727
11/2019	$11,586	$11,721
12/2019	$11,577	$11,713
01/2020	$11,806	$11,938
02/2020	$12,004	$12,153
03/2020	$11,908	$12,082
04/2020	$12,170	$12,297
05/2020	$12,234	$12,354
06/2020	$12,347	$12,432
07/2020	$12,548	$12,617
08/2020	$12,469	$12,515
09/2020	$12,472	$12,509
10/2020	$12,423	$12,453
11/2020	$12,561	$12,575
12/2020	$12,595	$12,592
01/2021	$12,526	$12,502
02/2021	$12,371	$12,321
03/2021	$12,227	$12,168
04/2021	$12,329	$12,264
05/2021	$12,356	$12,304
06/2021	$12,446	$12,390
07/2021	$12,580	$12,529
08/2021	$12,554	$12,505
09/2021	$12,451	$12,397
10/2021	$12,446	$12,393
11/2021	$12,473	$12,430
12/2021	$12,435	$12,398
01/2022	$12,179	$12,131
02/2022	$12,030	$11,996
03/2022	$11,665	$11,662
04/2022	$11,202	$11,220
05/2022	$11,281	$11,292
06/2022	$11,064	$11,115
07/2022	$11,368	$11,387
08/2022	$11,011	$11,065
09/2022	$10,468	$10,587
10/2022	$10,317	$10,450
11/2022	$10,726	$10,834
12/2022	$10,663	$10,785
01/2023	$11,063	$11,117
02/2023	$10,737	$10,829
03/2023	$11,041	$11,105
04/2023	$11,102	$11,172
05/2023	$10,963	$11,050
06/2023	$10,902	$11,011
07/2023	$10,896	$11,003
08/2023	$10,818	$10,933
09/2023	$10,491	$10,655
10/2023	$10,288	$10,487
11/2023	$10,809	$10,962
12/2023	$11,261	$11,381
01/2024	$11,261	$11,350
02/2024	$11,054	$11,190
03/2024	$11,146	$11,293
04/2024	$10,814	$11,008
05/2024	$11,025	$11,194
06/2024	$11,148	$11,300
07/2024	$11,434	$11,564
08/2024	$11,618	$11,731
09/2024	$11,780	$11,888
10/2024	$11,435	$11,593

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	11.15%	-0.28%	1.35%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$838,704,498
  # of Portfolio Holdings429
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid - Net$3,246,419

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2024

Class I: TGCFX

TSR TGCFX-1024

TCW Core Fixed Income Fund

Class N: TGFNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$65	0.62%

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,060	$10,071
12/2014	$10,077	$10,080
01/2015	$10,259	$10,292
02/2015	$10,161	$10,195
03/2015	$10,197	$10,242
04/2015	$10,172	$10,206
05/2015	$10,139	$10,181
06/2015	$10,051	$10,070
07/2015	$10,089	$10,140
08/2015	$10,066	$10,125
09/2015	$10,105	$10,194
10/2015	$10,100	$10,196
11/2015	$10,076	$10,169
12/2015	$10,046	$10,136
01/2016	$10,168	$10,275
02/2016	$10,217	$10,348
03/2016	$10,294	$10,443
04/2016	$10,325	$10,483
05/2016	$10,331	$10,486
06/2016	$10,484	$10,674
07/2016	$10,554	$10,742
08/2016	$10,539	$10,729
09/2016	$10,542	$10,723
10/2016	$10,470	$10,641
11/2016	$10,249	$10,389
12/2016	$10,244	$10,404
01/2017	$10,268	$10,425
02/2017	$10,330	$10,495
03/2017	$10,326	$10,489
04/2017	$10,398	$10,570
05/2017	$10,463	$10,651
06/2017	$10,443	$10,641
07/2017	$10,479	$10,686
08/2017	$10,564	$10,782
09/2017	$10,514	$10,731
10/2017	$10,513	$10,737
11/2017	$10,502	$10,723
12/2017	$10,547	$10,773
01/2018	$10,427	$10,649
02/2018	$10,328	$10,548
03/2018	$10,394	$10,615
04/2018	$10,318	$10,536
05/2018	$10,399	$10,612
06/2018	$10,382	$10,598
07/2018	$10,374	$10,601
08/2018	$10,445	$10,669
09/2018	$10,368	$10,600
10/2018	$10,292	$10,517
11/2018	$10,353	$10,580
12/2018	$10,532	$10,774
01/2019	$10,645	$10,888
02/2019	$10,640	$10,882
03/2019	$10,843	$11,091
04/2019	$10,838	$11,094
05/2019	$11,042	$11,291
06/2019	$11,177	$11,432
07/2019	$11,195	$11,458
08/2019	$11,487	$11,755
09/2019	$11,420	$11,692
10/2019	$11,452	$11,727
11/2019	$11,441	$11,721
12/2019	$11,430	$11,713
01/2020	$11,655	$11,938
02/2020	$11,849	$12,153
03/2020	$11,750	$12,082
04/2020	$12,007	$12,297
05/2020	$12,068	$12,354
06/2020	$12,178	$12,432
07/2020	$12,375	$12,617
08/2020	$12,294	$12,515
09/2020	$12,295	$12,509
10/2020	$12,245	$12,453
11/2020	$12,389	$12,575
12/2020	$12,410	$12,592
01/2021	$12,340	$12,502
02/2021	$12,186	$12,321
03/2021	$12,052	$12,168
04/2021	$12,151	$12,264
05/2021	$12,175	$12,304
06/2021	$12,252	$12,390
07/2021	$12,383	$12,529
08/2021	$12,354	$12,505
09/2021	$12,262	$12,397
10/2021	$12,244	$12,393
11/2021	$12,269	$12,430
12/2021	$12,230	$12,398
01/2022	$11,986	$12,131
02/2022	$11,838	$11,996
03/2022	$11,476	$11,662
04/2022	$11,018	$11,220
05/2022	$11,093	$11,292
06/2022	$10,878	$11,115
07/2022	$11,176	$11,387
08/2022	$10,823	$11,065
09/2022	$10,297	$10,587
10/2022	$10,136	$10,450
11/2022	$10,548	$10,834
12/2022	$10,484	$10,785
01/2023	$10,865	$11,117
02/2023	$10,543	$10,829
03/2023	$10,841	$11,105
04/2023	$10,900	$11,172
05/2023	$10,762	$11,050
06/2023	$10,689	$11,011
07/2023	$10,682	$11,003
08/2023	$10,603	$10,933
09/2023	$10,292	$10,655
10/2023	$10,080	$10,487
11/2023	$10,602	$10,962
12/2023	$11,044	$11,381
01/2024	$11,031	$11,350
02/2024	$10,838	$11,190
03/2024	$10,927	$11,293
04/2024	$10,599	$11,008
05/2024	$10,794	$11,194
06/2024	$10,924	$11,300
07/2024	$11,204	$11,564
08/2024	$11,383	$11,731
09/2024	$11,541	$11,888
10/2024	$11,200	$11,593

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	11.12%	-0.44%	1.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$838,704,498
  # of Portfolio Holdings429
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid - Net$3,246,419

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2024

Class N: TGFNX

TSR TGFNX-1024

TCW Core Fixed Income Fund

Class P: TGCPX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$46	0.44%

How did the Fund perform last year and what affected its performance?

Given the sizeable moves lower in rates in both 4Q23 and 3Q24, the longer-than-Index duration position was the largest contributor to relative returns, while the overweight to front-end maturities provided a further, yet smaller, boost. From a sector allocation perspective, returns benefitted from the overweight to agency MBS (mortgage-backed securities) as lower yields and a steeper curve were especially conducive to performance in the sector, resulting in duration-adjusted outperformance relative to Treasuries and sizeable spread compression from the 190 bps (basis points) levels last October to 150 bps as of this October. In addition to the broad-based contribution from exposure to the agency MBS space, returns were further enhanced by issue selection, including a preference for lower and belly agency MBS coupons that outperformed higher coupons as rates fell and prepayment concerns weighed on the higher coupons. Meanwhile, the underweight to corporate credit produced a drag given the strong performance across industries, bolstered by the seemingly permanent risk-on market sentiment and attendant tightening of credit spreads. However, strong issue selection more than offset the drag from being underweight, led by banking, communications, and consumer non-cyclical names. Finally, the overweight positions in CMBS (commercial MBS) and ABS (asset-backed securities) were additive as yield spreads tightened, with the focus on CLOs (collateralized loan obligations) and single asset single borrower CMBS further supporting relative returns given strong issue-level contributions.

Fund Performance

	Class P	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,932	$9,941
04/2020	$10,133	$10,118
05/2020	$10,195	$10,165
06/2020	$10,307	$10,229
07/2020	$10,475	$10,382
08/2020	$10,426	$10,298
09/2020	$10,429	$10,292
10/2020	$10,398	$10,246
11/2020	$10,504	$10,347
12/2020	$10,524	$10,361
01/2021	$10,458	$10,287
02/2021	$10,331	$10,138
03/2021	$10,221	$10,012
04/2021	$10,305	$10,091
05/2021	$10,328	$10,124
06/2021	$10,395	$10,195
07/2021	$10,507	$10,309
08/2021	$10,485	$10,289
09/2021	$10,410	$10,200
10/2021	$10,397	$10,197
11/2021	$10,420	$10,228
12/2021	$10,389	$10,201
01/2022	$10,176	$9,982
02/2022	$10,062	$9,870
03/2022	$9,750	$9,596
04/2022	$9,365	$9,232
05/2022	$9,431	$9,291
06/2022	$9,251	$9,146
07/2022	$9,505	$9,369
08/2022	$9,208	$9,104
09/2022	$8,756	$8,711
10/2022	$8,622	$8,598
11/2022	$8,972	$8,914
12/2022	$8,920	$8,874
01/2023	$9,253	$9,147
02/2023	$8,982	$8,911
03/2023	$9,236	$9,137
04/2023	$9,288	$9,192
05/2023	$9,181	$9,092
06/2023	$9,122	$9,060
07/2023	$9,117	$9,054
08/2023	$9,052	$8,996
09/2023	$8,781	$8,767
10/2023	$8,613	$8,629
11/2023	$9,047	$9,020
12/2023	$9,433	$9,365
01/2024	$9,424	$9,339
02/2024	$9,253	$9,207
03/2024	$9,330	$9,292
04/2024	$9,054	$9,057
05/2024	$9,231	$9,211
06/2024	$9,333	$9,298
07/2024	$9,572	$9,515
08/2024	$9,726	$9,652
09/2024	$9,871	$9,781
10/2024	$9,574	$9,539

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception 2/28/20
Class P	11.17%	-0.93%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.00%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$838,704,498
  # of Portfolio Holdings429
  Portfolio Turnover Rate454%
  Total Advisory Fees Paid - Net$3,246,419

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	38.3%
U.S. Treasury Securities	32.5%
Corporate Bonds	16.1%
Short-Term Investments	7.0%
Residential Mortgage-Backed Securities - Non-Agency	6.9%
Asset-Backed Securities	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.6%
Liabilities in Excess of Other Assets	(12.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.13%, due 10/31/29	10.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	5.6%
U.S. Treasury Bonds, 4.13%, due 08/15/44	5.5%
U.S. Treasury Bonds, 4.25%, due 08/15/54	4.9%
U.S. Treasury Notes, 4.13%, due 10/31/26	4.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	1.7%
U.S. Treasury Notes, 3.50%, due 09/30/29	1.5%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	1.3%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/54	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2024

Class P: TGCPX

TSR TGCPX-1024

TCW Emerging Markets Income Fund

Class I: TGEIX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$93	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.27% net of fees on its Class I shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Fund Performance

	Class I	JPMorgan EMBI Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,866	$10,009
12/2014	$9,485	$9,777
01/2015	$9,397	$9,868
02/2015	$9,474	$9,952
03/2015	$9,456	$9,974
04/2015	$9,641	$10,137
05/2015	$9,599	$10,098
06/2015	$9,436	$9,940
07/2015	$9,454	$9,989
08/2015	$9,339	$9,899
09/2015	$9,181	$9,771
10/2015	$9,425	$10,039
11/2015	$9,413	$10,033
12/2015	$9,250	$9,893
01/2016	$9,176	$9,875
02/2016	$9,338	$10,063
03/2016	$9,675	$10,392
04/2016	$9,938	$10,576
05/2016	$9,942	$10,557
06/2016	$10,312	$10,913
07/2016	$10,512	$11,110
08/2016	$10,752	$11,308
09/2016	$10,839	$11,354
10/2016	$10,772	$11,213
11/2016	$10,371	$10,754
12/2016	$10,566	$10,897
01/2017	$10,757	$11,055
02/2017	$11,013	$11,276
03/2017	$11,061	$11,319
04/2017	$11,254	$11,487
05/2017	$11,288	$11,589
06/2017	$11,230	$11,572
07/2017	$11,372	$11,669
08/2017	$11,596	$11,876
09/2017	$11,619	$11,877
10/2017	$11,628	$11,921
11/2017	$11,645	$11,927
12/2017	$11,771	$12,015
01/2018	$11,846	$12,010
02/2018	$11,630	$11,771
03/2018	$11,618	$11,805
04/2018	$11,465	$11,634
05/2018	$11,264	$11,524
06/2018	$11,072	$11,387
07/2018	$11,398	$11,678
08/2018	$11,075	$11,476
09/2018	$11,318	$11,649
10/2018	$11,065	$11,398
11/2018	$10,939	$11,350
12/2018	$11,045	$11,503
01/2019	$11,621	$12,011
02/2019	$11,771	$12,130
03/2019	$11,893	$12,303
04/2019	$11,945	$12,333
05/2019	$11,880	$12,384
06/2019	$12,390	$12,804
07/2019	$12,548	$12,960
08/2019	$12,439	$13,057
09/2019	$12,419	$12,997
10/2019	$12,518	$13,034
11/2019	$12,414	$12,972
12/2019	$12,794	$13,233
01/2020	$12,979	$13,434
02/2020	$12,724	$13,304
03/2020	$10,334	$11,462
04/2020	$10,662	$11,719
05/2020	$11,468	$12,430
06/2020	$12,002	$12,867
07/2020	$12,548	$13,345
08/2020	$12,697	$13,414
09/2020	$12,416	$13,165
10/2020	$12,432	$13,161
11/2020	$13,111	$13,669
12/2020	$13,450	$13,929
01/2021	$13,284	$13,777
02/2021	$12,987	$13,426
03/2021	$12,783	$13,296
04/2021	$13,091	$13,591
05/2021	$13,223	$13,735
06/2021	$13,275	$13,836
07/2021	$13,277	$13,894
08/2021	$13,408	$14,030
09/2021	$13,001	$13,739
10/2021	$12,935	$13,742
11/2021	$12,538	$13,490
12/2021	$12,768	$13,678
01/2022	$12,433	$13,289
02/2022	$11,797	$12,419
03/2022	$11,824	$12,308
04/2022	$11,129	$11,620
05/2022	$11,153	$11,623
06/2022	$10,353	$10,900
07/2022	$10,685	$11,216
08/2022	$10,559	$11,110
09/2022	$9,747	$10,403
10/2022	$9,770	$10,418
11/2022	$10,520	$11,209
12/2022	$10,529	$11,246
01/2023	$10,927	$11,602
02/2023	$10,679	$11,346
03/2023	$10,745	$11,455
04/2023	$10,812	$11,516
05/2023	$10,684	$11,450
06/2023	$10,929	$11,706
07/2023	$11,176	$11,930
08/2023	$10,957	$11,750
09/2023	$10,700	$11,444
10/2023	$10,622	$11,289
11/2023	$11,237	$11,929
12/2023	$11,802	$12,493
01/2024	$11,672	$12,366
02/2024	$11,800	$12,487
03/2024	$12,077	$12,748
04/2024	$11,871	$12,483
05/2024	$12,095	$12,708
06/2024	$12,132	$12,786
07/2024	$12,377	$13,025
08/2024	$12,624	$13,327
09/2024	$12,912	$13,573
10/2024	$12,669	$13,340

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	19.27%	0.24%	2.39%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,505,272,750
  # of Portfolio Holdings269
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid - Net$26,231,860

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2024

Class I: TGEIX

TSR TGEIX-1024

TCW Emerging Markets Income Fund

Class N: TGINX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$104	0.95%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.33% net of fees on its Class N shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Fund Performance

	Class N	JPMorgan EMBI Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,867	$10,009
12/2014	$9,487	$9,777
01/2015	$9,389	$9,868
02/2015	$9,465	$9,952
03/2015	$9,449	$9,974
04/2015	$9,636	$10,137
05/2015	$9,592	$10,098
06/2015	$9,417	$9,940
07/2015	$9,438	$9,989
08/2015	$9,318	$9,899
09/2015	$9,158	$9,771
10/2015	$9,404	$10,039
11/2015	$9,385	$10,033
12/2015	$9,218	$9,893
01/2016	$9,147	$9,875
02/2016	$9,307	$10,063
03/2016	$9,642	$10,392
04/2016	$9,900	$10,576
05/2016	$9,900	$10,557
06/2016	$10,271	$10,913
07/2016	$10,464	$11,110
08/2016	$10,697	$11,308
09/2016	$10,782	$11,354
10/2016	$10,719	$11,213
11/2016	$10,309	$10,754
12/2016	$10,508	$10,897
01/2017	$10,684	$11,055
02/2017	$10,941	$11,276
03/2017	$10,987	$11,319
04/2017	$11,176	$11,487
05/2017	$11,211	$11,589
06/2017	$11,155	$11,572
07/2017	$11,284	$11,669
08/2017	$11,508	$11,876
09/2017	$11,524	$11,877
10/2017	$11,541	$11,921
11/2017	$11,553	$11,927
12/2017	$11,677	$12,015
01/2018	$11,743	$12,010
02/2018	$11,532	$11,771
03/2018	$11,508	$11,805
04/2018	$11,355	$11,634
05/2018	$11,163	$11,524
06/2018	$10,966	$11,387
07/2018	$11,286	$11,678
08/2018	$10,967	$11,476
09/2018	$11,212	$11,649
10/2018	$10,945	$11,398
11/2018	$10,831	$11,350
12/2018	$10,931	$11,503
01/2019	$11,492	$12,011
02/2019	$11,648	$12,130
03/2019	$11,750	$12,303
04/2019	$11,799	$12,333
05/2019	$11,747	$12,384
06/2019	$12,238	$12,804
07/2019	$12,403	$12,960
08/2019	$12,283	$13,057
09/2019	$12,266	$12,997
10/2019	$12,351	$13,034
11/2019	$12,257	$12,972
12/2019	$12,626	$13,233
01/2020	$12,810	$13,434
02/2020	$12,553	$13,304
03/2020	$10,202	$11,462
04/2020	$10,518	$11,719
05/2020	$11,318	$12,430
06/2020	$11,839	$12,867
07/2020	$12,381	$13,345
08/2020	$12,525	$13,414
09/2020	$12,246	$13,165
10/2020	$12,266	$13,161
11/2020	$12,938	$13,669
12/2020	$13,268	$13,929
01/2021	$13,104	$13,777
02/2021	$12,802	$13,426
03/2021	$12,607	$13,296
04/2021	$12,914	$13,591
05/2021	$13,037	$13,735
06/2021	$13,088	$13,836
07/2021	$13,086	$13,894
08/2021	$13,221	$14,030
09/2021	$12,819	$13,739
10/2021	$12,753	$13,742
11/2021	$12,359	$13,490
12/2021	$12,594	$13,678
01/2022	$12,247	$13,289
02/2022	$11,630	$12,419
03/2022	$11,646	$12,308
04/2022	$10,958	$11,620
05/2022	$10,984	$11,623
06/2022	$10,202	$10,900
07/2022	$10,528	$11,216
08/2022	$10,389	$11,110
09/2022	$9,595	$10,403
10/2022	$9,620	$10,418
11/2022	$10,345	$11,209
12/2022	$10,361	$11,246
01/2023	$10,755	$11,602
02/2023	$10,522	$11,346
03/2023	$10,569	$11,455
04/2023	$10,643	$11,516
05/2023	$10,515	$11,450
06/2023	$10,753	$11,706
07/2023	$10,993	$11,930
08/2023	$10,781	$11,750
09/2023	$10,527	$11,444
10/2023	$10,436	$11,289
11/2023	$11,039	$11,929
12/2023	$11,606	$12,493
01/2024	$11,476	$12,366
02/2024	$11,612	$12,487
03/2024	$11,877	$12,748
04/2024	$11,674	$12,483
05/2024	$11,884	$12,708
06/2024	$11,924	$12,786
07/2024	$12,165	$13,025
08/2024	$12,408	$13,327
09/2024	$12,683	$13,573
10/2024	$12,453	$13,340

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	19.33%	0.16%	2.22%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,505,272,750
  # of Portfolio Holdings269
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid - Net$26,231,860

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2024

Class N: TGINX

TSR TGINX-1024

TCW Emerging Markets Income Fund

Class P: TGEPX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$85	0.77%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Income Fund (the “Fund”) returned 19.57% net of fees on its Class P shares. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI”), returned 18.16% over the same period.  Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the portfolio’s exposure to Egypt, Ukraine, Pakistan, Brazil and Turkey were among the larger drivers of relative outperformance.  Emerging Markets (EM) benefited from factors including a more benign macro environment, fundamental improvement and attractive valuations. We remain constructive on EM as most countries continue to gradually adjust towards long-term potential growth and inflation targets. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive.  It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the new U.S. administration, but campaign proposals suggest higher import tariffs, a crackdown on illegal immigration, a reduction of some taxes, and increases on defense spending, as well as economic de-regulation. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Fund Performance

	Class P	JPMorgan EMBI Global Diversified Index
02/2020	$10,000	$10,000
03/2020	$8,129	$8,615
04/2020	$8,363	$8,809
05/2020	$8,995	$9,343
06/2020	$9,401	$9,672
07/2020	$9,818	$10,031
08/2020	$9,935	$10,082
09/2020	$9,716	$9,895
10/2020	$9,741	$9,892
11/2020	$10,261	$10,274
12/2020	$10,528	$10,469
01/2021	$10,398	$10,355
02/2021	$10,166	$10,091
03/2021	$10,007	$9,994
04/2021	$10,261	$10,215
05/2021	$10,353	$10,324
06/2021	$10,395	$10,399
07/2021	$10,396	$10,443
08/2021	$10,513	$10,545
09/2021	$10,194	$10,327
10/2021	$10,143	$10,329
11/2021	$9,833	$10,139
12/2021	$10,013	$10,281
01/2022	$9,739	$9,989
02/2022	$9,253	$9,335
03/2022	$9,275	$9,251
04/2022	$8,717	$8,734
05/2022	$8,750	$8,736
06/2022	$8,110	$8,193
07/2022	$8,384	$8,430
08/2022	$8,272	$8,350
09/2022	$7,635	$7,819
10/2022	$7,667	$7,831
11/2022	$8,242	$8,425
12/2022	$8,264	$8,453
01/2023	$8,577	$8,721
02/2023	$8,383	$8,528
03/2023	$8,421	$8,610
04/2023	$8,488	$8,656
05/2023	$8,388	$8,606
06/2023	$8,582	$8,798
07/2023	$8,762	$8,967
08/2023	$8,605	$8,832
09/2023	$8,404	$8,602
10/2023	$8,328	$8,485
11/2023	$8,812	$8,966
12/2023	$9,257	$9,390
01/2024	$9,155	$9,294
02/2024	$9,270	$9,385
03/2024	$9,489	$9,581
04/2024	$9,327	$9,383
05/2024	$9,489	$9,552
06/2024	$9,518	$9,610
07/2024	$9,711	$9,790
08/2024	$9,921	$10,017
09/2024	$10,133	$10,202
10/2024	$9,958	$10,027

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception 2/28/20
Class P	19.57%	-0.09%
JPMorgan EMBI Global Diversified Index	18.16%	-0.06%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,505,272,750
  # of Portfolio Holdings269
  Portfolio Turnover Rate106%
  Total Advisory Fees Paid - Net$26,231,860

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Government	69.2%
Energy	10.7%
Basic Materials	6.4%
Utilities	5.7%
Financial	4.9%
Consumer Discretionary	1.3%
Short-Term Investments	0.8%
Consumer Staples	0.3%
OtherFootnote Reference*	0.2%
Other Assets in Excess of Liabilities	0.5%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Ukraine Government International Bonds, 0.00%, due 08/01/41	2.0%
Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Oman Government International Bonds, 6.25%, due 01/25/31	1.2%
Israel Government International Bonds, 5.50%, due 03/12/34	1.2%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.1%
Republic of Poland Government International Bonds, 4.88%, due 10/04/33	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.1%
Oman Government International Bonds, 6.00%, due 08/01/29	1.0%
Corp. Nacional del Cobre de Chile, 6.30%, due 09/08/53	1.0%
Istanbul Metropolitan Municipality, 10.50%, due 12/06/28	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2024

Class P: TGEPX

TSR TGEPX-1024

TCW Emerging Markets Local Currency Income Fund

Class I: TGWIX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 8.40% net of fees on its Class I shares, versus 8.76% for the Fund’s benchmark, the JPMorgan GBI-EM Global Diversified Index (“GBI-EM GD”). Performance of the Fund’s classes varies because of differing expenses. Relative underperformance was primarily driven by underweight positioning in lower-yielding markets that rallied as the markets priced in the initiation of the Fed’s easing cycle, and overweight positioning in Brazil and Mexico. Underperformance was partially offset by overweight positioning in markets with idiosyncratic and relative value drivers of performance. We are constructive on Emerging Markets (EM) as most countries continue to gradually adjust towards long-term potential growth and inflation targets. EM growth has remained resilient and is forecast to exceed Developed Markets growth this year and next by around 240 bps. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Further, recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive. It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the next U.S. administration. The initial reaction has been for dollar strength, particularly against markets with closer ties to U.S. trade. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Fund Performance

	Class I	JPMorgan GBI-EM Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,938	$9,869
12/2014	$9,422	$9,284
01/2015	$9,561	$9,315
02/2015	$9,406	$9,190
03/2015	$9,137	$8,916
04/2015	$9,354	$9,176
05/2015	$9,158	$8,940
06/2015	$9,065	$8,831
07/2015	$8,827	$8,604
08/2015	$8,382	$8,142
09/2015	$8,154	$7,900
10/2015	$8,465	$8,258
11/2015	$8,237	$8,079
12/2015	$8,020	$7,899
01/2016	$7,999	$7,926
02/2016	$8,113	$8,041
03/2016	$8,827	$8,769
04/2016	$9,096	$8,995
05/2016	$8,630	$8,506
06/2016	$9,158	$9,006
07/2016	$9,241	$9,061
08/2016	$9,272	$9,064
09/2016	$9,479	$9,248
10/2016	$9,448	$9,169
11/2016	$8,765	$8,525
12/2016	$8,992	$8,684
01/2017	$9,210	$8,880
02/2017	$9,437	$9,040
03/2017	$9,646	$9,249
04/2017	$9,742	$9,357
05/2017	$9,885	$9,540
06/2017	$9,953	$9,584
07/2017	$10,179	$9,783
08/2017	$10,364	$9,958
09/2017	$10,343	$9,924
10/2017	$10,045	$9,645
11/2017	$10,242	$9,807
12/2017	$10,455	$10,005
01/2018	$10,941	$10,453
02/2018	$10,808	$10,344
03/2018	$10,897	$10,450
04/2018	$10,515	$10,141
05/2018	$9,995	$9,636
06/2018	$9,689	$9,361
07/2018	$9,871	$9,538
08/2018	$9,245	$8,958
09/2018	$9,484	$9,190
10/2018	$9,267	$9,010
11/2018	$9,518	$9,263
12/2018	$9,596	$9,384
01/2019	$10,115	$9,896
02/2019	$10,034	$9,788
03/2019	$9,850	$9,658
04/2019	$9,850	$9,641
05/2019	$9,861	$9,670
06/2019	$10,427	$10,202
07/2019	$10,519	$10,297
08/2019	$10,138	$10,025
09/2019	$10,288	$10,121
10/2019	$10,589	$10,415
11/2019	$10,392	$10,225
12/2019	$10,834	$10,648
01/2020	$10,664	$10,511
02/2020	$10,290	$10,153
03/2020	$8,990	$9,028
04/2020	$9,377	$9,382
05/2020	$9,915	$9,868
06/2020	$9,938	$9,915
07/2020	$10,243	$10,214
08/2020	$10,208	$10,180
09/2020	$9,962	$9,975
10/2020	$10,032	$10,018
11/2020	$10,606	$10,567
12/2020	$11,027	$10,935
01/2021	$10,879	$10,818
02/2021	$10,601	$10,528
03/2021	$10,273	$10,205
04/2021	$10,500	$10,435
05/2021	$10,752	$10,696
06/2021	$10,636	$10,566
07/2021	$10,567	$10,521
08/2021	$10,665	$10,602
09/2021	$10,285	$10,238
10/2021	$10,167	$10,102
11/2021	$9,855	$9,826
12/2021	$10,000	$9,978
01/2022	$9,988	$9,978
02/2022	$9,575	$9,479
03/2022	$9,391	$9,334
04/2022	$8,821	$8,771
05/2022	$8,987	$8,926
06/2022	$8,550	$8,529
07/2022	$8,531	$8,553
08/2022	$8,524	$8,541
09/2022	$8,108	$8,125
10/2022	$8,075	$8,054
11/2022	$8,590	$8,626
12/2022	$8,770	$8,812
01/2023	$9,163	$9,191
02/2023	$8,832	$8,900
03/2023	$9,214	$9,267
04/2023	$9,321	$9,347
05/2023	$9,139	$9,199
06/2023	$9,489	$9,499
07/2023	$9,776	$9,773
08/2023	$9,467	$9,510
09/2023	$9,081	$9,190
10/2023	$9,038	$9,141
11/2023	$9,559	$9,623
12/2023	$9,929	$9,932
01/2024	$9,781	$9,780
02/2024	$9,684	$9,724
03/2024	$9,689	$9,722
04/2024	$9,469	$9,514
05/2024	$9,646	$9,667
06/2024	$9,504	$9,563
07/2024	$9,695	$9,780
08/2024	$9,984	$10,081
09/2024	$10,357	$10,423
10/2024	$9,797	$9,942

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	8.40%	-1.54%	-0.20%
JPMorgan GBI-EM Global Diversified Index	8.76%	-0.92%	-0.06%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$57,855,784
  # of Portfolio Holdings142
  Portfolio Turnover Rate116%
  Total Advisory Fees Paid - Net$254,044

What did the Fund invest in?

Country Composition

Short-Term Investments	13.3%
Indonesia	12.1%
South Africa	10.5%
Brazil	10.4%
Mexico	9.5%
Malaysia	9.5%
India	6.5%
Poland	5.3%
Thailand	5.1%
OtherFootnote Reference*	19.2%
Liabilities in Excess of Other Assets	(1.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/27	8.5%
Indonesia Treasury Bonds, 6.63%, due 02/15/34	3.5%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Mexico Bonos, 7.50%, due 05/26/33	3.3%
India Government Bonds, 7.10%, due 04/08/34	3.0%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.8%
Thailand Government Bonds, 3.45%, due 06/17/43	2.7%
Mexico Bonos, 7.75%, due 11/23/34	2.5%
Malaysia Government Bonds, 3.52%, due 04/20/28	2.3%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Annual Shareholder Report — October 31, 2024

Class I: TGWIX

TSR TGWIX-1024

TCW Emerging Markets Local Currency Income Fund

Class N: TGWNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$94	0.90%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 8.32% net of fees on its Class N shares, versus 8.76% for the Fund’s benchmark, the JPMorgan GBI-EM Global Diversified Index (“GBI-EM GD”). Performance of the Fund’s classes varies because of differing expenses. Relative underperformance was primarily driven by underweight positioning in lower-yielding markets that rallied as the markets priced in the initiation of the Fed’s easing cycle, and overweight positioning in Brazil and Mexico. Underperformance was partially offset by overweight positioning in markets with idiosyncratic and relative value drivers of performance. We are constructive on Emerging Markets (EM) as most countries continue to gradually adjust towards long-term potential growth and inflation targets. EM growth has remained resilient and is forecast to exceed Developed Markets growth this year and next by around 240 bps. While China’s growth has slowed, other large economies like India or Brazil continue to exhibit higher-than-expected levels of economic activity. Further, recently announced China stimulus should help to contain its deceleration. EM financial resilience has increased since the 2013 taper tantrum, with many major EM countries establishing a track record of more prudent macro policies. Moreover, current account balances, a major source of EM vulnerability in earlier periods of stress, have turned positive. It remains early to assess the macroeconomic impact of potential policy measures to be adopted by the next U.S. administration. The initial reaction has been for dollar strength, particularly against markets with closer ties to U.S. trade. We anticipate winners and losers, and the sequencing of the policy rollouts will matter. As such, differentiation remains key.

Fund Performance

	Class N	JPMorgan GBI-EM Global Diversified Index
10/2014	$10,000	$10,000
11/2014	$9,938	$9,869
12/2014	$9,421	$9,284
01/2015	$9,561	$9,315
02/2015	$9,406	$9,190
03/2015	$9,136	$8,916
04/2015	$9,354	$9,176
05/2015	$9,157	$8,940
06/2015	$9,064	$8,831
07/2015	$8,825	$8,604
08/2015	$8,390	$8,142
09/2015	$8,152	$7,900
10/2015	$8,463	$8,258
11/2015	$8,235	$8,079
12/2015	$8,018	$7,899
01/2016	$7,997	$7,926
02/2016	$8,121	$8,041
03/2016	$8,836	$8,769
04/2016	$9,095	$8,995
05/2016	$8,629	$8,506
06/2016	$9,167	$9,006
07/2016	$9,240	$9,061
08/2016	$9,271	$9,064
09/2016	$9,478	$9,248
10/2016	$9,447	$9,169
11/2016	$8,774	$8,525
12/2016	$8,991	$8,684
01/2017	$9,209	$8,880
02/2017	$9,437	$9,040
03/2017	$9,646	$9,249
04/2017	$9,742	$9,357
05/2017	$9,885	$9,540
06/2017	$9,953	$9,584
07/2017	$10,179	$9,783
08/2017	$10,364	$9,958
09/2017	$10,343	$9,924
10/2017	$10,045	$9,645
11/2017	$10,243	$9,807
12/2017	$10,456	$10,005
01/2018	$10,942	$10,453
02/2018	$10,809	$10,344
03/2018	$10,887	$10,450
04/2018	$10,516	$10,141
05/2018	$9,995	$9,636
06/2018	$9,688	$9,361
07/2018	$9,871	$9,538
08/2018	$9,244	$8,958
09/2018	$9,483	$9,190
10/2018	$9,267	$9,010
11/2018	$9,517	$9,263
12/2018	$9,596	$9,384
01/2019	$10,114	$9,896
02/2019	$10,034	$9,788
03/2019	$9,849	$9,658
04/2019	$9,837	$9,641
05/2019	$9,860	$9,670
06/2019	$10,427	$10,202
07/2019	$10,519	$10,297
08/2019	$10,138	$10,025
09/2019	$10,277	$10,121
10/2019	$10,577	$10,415
11/2019	$10,381	$10,225
12/2019	$10,822	$10,648
01/2020	$10,652	$10,511
02/2020	$10,277	$10,153
03/2020	$8,988	$9,028
04/2020	$9,363	$9,382
05/2020	$9,902	$9,868
06/2020	$9,925	$9,915
07/2020	$10,230	$10,214
08/2020	$10,195	$10,180
09/2020	$9,949	$9,975
10/2020	$10,019	$10,018
11/2020	$10,593	$10,567
12/2020	$11,015	$10,935
01/2021	$10,854	$10,818
02/2021	$10,587	$10,528
03/2021	$10,259	$10,205
04/2021	$10,486	$10,435
05/2021	$10,737	$10,696
06/2021	$10,621	$10,566
07/2021	$10,551	$10,521
08/2021	$10,649	$10,602
09/2021	$10,268	$10,238
10/2021	$10,150	$10,102
11/2021	$9,838	$9,826
12/2021	$9,982	$9,978
01/2022	$9,970	$9,978
02/2022	$9,556	$9,479
03/2022	$9,371	$9,334
04/2022	$8,813	$8,771
05/2022	$8,967	$8,926
06/2022	$8,529	$8,529
07/2022	$8,510	$8,553
08/2022	$8,515	$8,541
09/2022	$8,086	$8,125
10/2022	$8,053	$8,054
11/2022	$8,567	$8,626
12/2022	$8,747	$8,812
01/2023	$9,140	$9,191
02/2023	$8,820	$8,900
03/2023	$9,190	$9,267
04/2023	$9,297	$9,347
05/2023	$9,114	$9,199
06/2023	$9,463	$9,499
07/2023	$9,750	$9,773
08/2023	$9,440	$9,510
09/2023	$9,055	$9,190
10/2023	$9,010	$9,141
11/2023	$9,544	$9,623
12/2023	$9,900	$9,932
01/2024	$9,752	$9,780
02/2024	$9,667	$9,724
03/2024	$9,659	$9,722
04/2024	$9,452	$9,514
05/2024	$9,615	$9,667
06/2024	$9,472	$9,563
07/2024	$9,663	$9,780
08/2024	$9,951	$10,081
09/2024	$10,323	$10,423
10/2024	$9,760	$9,942

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	8.32%	-1.60%	-0.24%
JPMorgan GBI-EM Global Diversified Index	8.76%	-0.92%	-0.06%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$57,855,784
  # of Portfolio Holdings142
  Portfolio Turnover Rate116%
  Total Advisory Fees Paid - Net$254,044

What did the Fund invest in?

Country Composition

Short-Term Investments	13.3%
Indonesia	12.1%
South Africa	10.5%
Brazil	10.4%
Mexico	9.5%
Malaysia	9.5%
India	6.5%
Poland	5.3%
Thailand	5.1%
OtherFootnote Reference*	19.2%
Liabilities in Excess of Other Assets	(1.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/27	8.5%
Indonesia Treasury Bonds, 6.63%, due 02/15/34	3.5%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Mexico Bonos, 7.50%, due 05/26/33	3.3%
India Government Bonds, 7.10%, due 04/08/34	3.0%
Republic of South Africa Government Bonds, 8.88%, due 02/28/35	2.8%
Thailand Government Bonds, 3.45%, due 06/17/43	2.7%
Mexico Bonos, 7.75%, due 11/23/34	2.5%
Malaysia Government Bonds, 3.52%, due 04/20/28	2.3%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Annual Shareholder Report — October 31, 2024

Class N: TGWNX

TSR TGWNX-1024

TCW Global Bond Fund

Class I: TGGBX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Global Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$63	0.60%

How did the Fund perform last year and what affected its performance?

Notwithstanding the sell-off in October 2024 on stronger-than-expected economic data and increased odds of a Republican sweep in the November U.S. Presidential election, global interest rates moved lower over the period. This decline in yields benefitted duration and curve positioning, particularly in 3Q24, with the biggest contributions coming from the relative overweight to U.S. duration and emphasis on policy-sensitive front-end yields, with smaller contributions from overweight positions in New Zealand and the Eurozone. Meanwhile, the duration underweight in Japan further contributed as yields increased over the past year with the Bank of Japan ending yield curve control and exiting negative interest rate policy in March 2024. Currency positioning was impacted by recent moves as the U.S. dollar, an underweight in the Fund, rallied against global currencies in October. As such, overweight positions in select emerging market currencies like the South Korean won and Brazilian real, and an overweight to Japanese yen resulted in a small drag. Turning to sector positioning, securitized assets contributed, particularly the overweight to residential MBS (mortgage-backed securities) and issue selection within the sector, including favorable agency MBS coupon selection in the Fund and the allocation to non-agency MBS, not held in the index. Elsewhere in securitized, CMBS (commercial MBS) backed by single asset single borrower deals held in the Fund outpaced Index conduit deals, while ABS (asset-backed securities) issues outperformed due to the emphasis on CLOs (collateralized loan obligations). Meanwhile, the underweight to developed market corporate credit was a small drag given continued strong returns across the corporate sector, though the Fund capitalized on the positive tone by continuing to trim risk in favor of more defensive and liquid positioning.

Fund Performance

	Class I	Bloomberg Global Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$9,976	$9,963
12/2014	$9,909	$9,895
01/2015	$9,870	$9,879
02/2015	$9,830	$9,799
03/2015	$9,752	$9,705
04/2015	$9,840	$9,808
05/2015	$9,702	$9,633
06/2015	$9,643	$9,590
07/2015	$9,653	$9,612
08/2015	$9,663	$9,623
09/2015	$9,712	$9,672
10/2015	$9,704	$9,693
11/2015	$9,577	$9,532
12/2015	$9,609	$9,583
01/2016	$9,689	$9,666
02/2016	$9,829	$9,881
03/2016	$10,023	$10,148
04/2016	$10,105	$10,283
05/2016	$10,016	$10,145
06/2016	$10,223	$10,441
07/2016	$10,297	$10,520
08/2016	$10,266	$10,469
09/2016	$10,317	$10,527
10/2016	$10,095	$10,234
11/2016	$9,771	$9,828
12/2016	$9,747	$9,783
01/2017	$9,809	$9,893
02/2017	$9,850	$9,940
03/2017	$9,858	$9,955
04/2017	$9,962	$10,067
05/2017	$10,102	$10,223
06/2017	$10,110	$10,214
07/2017	$10,229	$10,386
08/2017	$10,328	$10,489
09/2017	$10,250	$10,394
10/2017	$10,203	$10,355
11/2017	$10,292	$10,470
12/2017	$10,334	$10,506
01/2018	$10,418	$10,631
02/2018	$10,302	$10,537
03/2018	$10,408	$10,649
04/2018	$10,250	$10,479
05/2018	$10,176	$10,399
06/2018	$10,123	$10,353
07/2018	$10,113	$10,336
08/2018	$10,102	$10,346
09/2018	$10,060	$10,257
10/2018	$9,944	$10,143
11/2018	$9,976	$10,174
12/2018	$10,152	$10,380
01/2019	$10,354	$10,538
02/2019	$10,301	$10,477
03/2019	$10,433	$10,609
04/2019	$10,428	$10,577
05/2019	$10,561	$10,720
06/2019	$10,845	$10,958
07/2019	$10,781	$10,928
08/2019	$10,984	$11,150
09/2019	$10,887	$11,036
10/2019	$10,980	$11,110
11/2019	$10,895	$11,026
12/2019	$11,000	$11,090
01/2020	$11,144	$11,232
02/2020	$11,210	$11,307
03/2020	$10,813	$11,054
04/2020	$11,088	$11,271
05/2020	$11,243	$11,320
06/2020	$11,419	$11,421
07/2020	$11,839	$11,785
08/2020	$11,872	$11,767
09/2020	$11,816	$11,725
10/2020	$11,858	$11,736
11/2020	$12,167	$11,949
12/2020	$12,351	$12,110
01/2021	$12,256	$12,003
02/2021	$12,036	$11,797
03/2021	$11,802	$11,570
04/2021	$12,005	$11,716
05/2021	$12,105	$11,826
06/2021	$12,020	$11,722
07/2021	$12,143	$11,878
08/2021	$12,114	$11,828
09/2021	$11,912	$11,618
10/2021	$11,837	$11,590
11/2021	$11,739	$11,556
12/2021	$11,769	$11,540
01/2022	$11,540	$11,303
02/2022	$11,368	$11,169
03/2022	$11,045	$10,829
04/2022	$10,417	$10,236
05/2022	$10,421	$10,264
06/2022	$9,990	$9,934
07/2022	$10,253	$10,145
08/2022	$9,857	$9,745
09/2022	$9,259	$9,244
10/2022	$9,180	$9,181
11/2022	$9,717	$9,613
12/2022	$9,757	$9,665
01/2023	$10,153	$9,982
02/2023	$9,743	$9,650
03/2023	$10,095	$9,955
04/2023	$10,137	$9,999
05/2023	$9,909	$9,804
06/2023	$9,897	$9,803
07/2023	$9,993	$9,871
08/2023	$9,848	$9,736
09/2023	$9,525	$9,452
10/2023	$9,384	$9,339
11/2023	$9,955	$9,809
12/2023	$10,440	$10,217
01/2024	$10,305	$10,076
02/2024	$10,131	$9,950
03/2024	$10,193	$10,004
04/2024	$9,870	$9,752
05/2024	$10,020	$9,880
06/2024	$10,057	$9,894
07/2024	$10,395	$10,167
08/2024	$10,684	$10,408
09/2024	$10,911	$10,585
10/2024	$10,419	$10,230

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	11.03%	-1.04%	0.41%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$19,557,106
  # of Portfolio Holdings345
  Portfolio Turnover Rate267%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	48.8%
Residential Mortgage-Backed Securities - Agency	22.3%
Corporate Bonds	15.9%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Asset-Backed Securities	7.3%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Short-Term Investments	2.2%
U.S. Treasury Securities	1.7%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(13.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 1.63%, due 10/22/28	5.5%
U.K. Gilts, 3.50%, due 10/22/25	4.6%
New Zealand Government Bonds, 4.50%, due 04/15/27	2.6%
New Zealand Government Bonds, 0.50%, due 05/15/26	2.3%
China Government Bonds, 3.13%, due 11/21/29	2.2%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.1%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/54	1.8%
U.K. Gilts, 4.13%, due 07/22/29	1.8%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Annual Shareholder Report — October 31, 2024

Class I: TGGBX

TSR TGGBX-1024

TCW Global Bond Fund

Class N: TGGFX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Global Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$74	0.70%

How did the Fund perform last year and what affected its performance?

Notwithstanding the sell-off in October 2024 on stronger-than-expected economic data and increased odds of a Republican sweep in the November U.S. Presidential election, global interest rates moved lower over the period. This decline in yields benefitted duration and curve positioning, particularly in 3Q24, with the biggest contributions coming from the relative overweight to U.S. duration and emphasis on policy-sensitive front-end yields, with smaller contributions from overweight positions in New Zealand and the Eurozone. Meanwhile, the duration underweight in Japan further contributed as yields increased over the past year with the Bank of Japan ending yield curve control and exiting negative interest rate policy in March 2024. Currency positioning was impacted by recent moves as the U.S. dollar, an underweight in the Fund, rallied against global currencies in October. As such, overweight positions in select emerging market currencies like the South Korean won and Brazilian real, and an overweight to Japanese yen resulted in a small drag. Turning to sector positioning, securitized assets contributed, particularly the overweight to residential MBS (mortgage-backed securities) and issue selection within the sector, including favorable agency MBS coupon selection in the Fund and the allocation to non-agency MBS, not held in the index. Elsewhere in securitized, CMBS (commercial MBS) backed by single asset single borrower deals held in the Fund outpaced Index conduit deals, while ABS (asset-backed securities) issues outperformed due to the emphasis on CLOs (collateralized loan obligations). Meanwhile, the underweight to developed market corporate credit was a small drag given continued strong returns across the corporate sector, though the Fund capitalized on the positive tone by continuing to trim risk in favor of more defensive and liquid positioning.

Fund Performance

	Class N	Bloomberg Global Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$9,976	$9,963
12/2014	$9,909	$9,895
01/2015	$9,870	$9,879
02/2015	$9,830	$9,799
03/2015	$9,752	$9,705
04/2015	$9,840	$9,808
05/2015	$9,702	$9,633
06/2015	$9,643	$9,590
07/2015	$9,653	$9,612
08/2015	$9,663	$9,623
09/2015	$9,712	$9,672
10/2015	$9,704	$9,693
11/2015	$9,577	$9,532
12/2015	$9,609	$9,583
01/2016	$9,689	$9,666
02/2016	$9,829	$9,881
03/2016	$10,023	$10,148
04/2016	$10,105	$10,283
05/2016	$10,016	$10,145
06/2016	$10,223	$10,441
07/2016	$10,297	$10,520
08/2016	$10,266	$10,469
09/2016	$10,317	$10,527
10/2016	$10,095	$10,234
11/2016	$9,771	$9,828
12/2016	$9,747	$9,783
01/2017	$9,809	$9,893
02/2017	$9,850	$9,940
03/2017	$9,858	$9,955
04/2017	$9,962	$10,067
05/2017	$10,102	$10,223
06/2017	$10,110	$10,214
07/2017	$10,229	$10,386
08/2017	$10,328	$10,489
09/2017	$10,250	$10,394
10/2017	$10,203	$10,355
11/2017	$10,292	$10,470
12/2017	$10,334	$10,506
01/2018	$10,418	$10,631
02/2018	$10,302	$10,537
03/2018	$10,408	$10,649
04/2018	$10,250	$10,479
05/2018	$10,176	$10,399
06/2018	$10,123	$10,353
07/2018	$10,113	$10,336
08/2018	$10,102	$10,346
09/2018	$10,060	$10,257
10/2018	$9,944	$10,143
11/2018	$9,976	$10,174
12/2018	$10,152	$10,380
01/2019	$10,354	$10,538
02/2019	$10,301	$10,477
03/2019	$10,432	$10,609
04/2019	$10,424	$10,577
05/2019	$10,555	$10,720
06/2019	$10,837	$10,958
07/2019	$10,773	$10,928
08/2019	$10,976	$11,150
09/2019	$10,880	$11,036
10/2019	$10,971	$11,110
11/2019	$10,894	$11,026
12/2019	$10,987	$11,090
01/2020	$11,131	$11,232
02/2020	$11,197	$11,307
03/2020	$10,800	$11,054
04/2020	$11,075	$11,271
05/2020	$11,230	$11,320
06/2020	$11,406	$11,421
07/2020	$11,824	$11,785
08/2020	$11,845	$11,767
09/2020	$11,789	$11,725
10/2020	$11,840	$11,736
11/2020	$12,136	$11,949
12/2020	$12,330	$12,110
01/2021	$12,223	$12,003
02/2021	$12,013	$11,797
03/2021	$11,779	$11,570
04/2021	$11,981	$11,716
05/2021	$12,079	$11,826
06/2021	$11,993	$11,722
07/2021	$12,115	$11,878
08/2021	$12,074	$11,828
09/2021	$11,872	$11,618
10/2021	$11,796	$11,590
11/2021	$11,708	$11,556
12/2021	$11,737	$11,540
01/2022	$11,507	$11,303
02/2022	$11,336	$11,169
03/2022	$11,012	$10,829
04/2022	$10,373	$10,236
05/2022	$10,388	$10,264
06/2022	$9,958	$9,934
07/2022	$10,219	$10,145
08/2022	$9,823	$9,745
09/2022	$9,227	$9,244
10/2022	$9,147	$9,181
11/2022	$9,670	$9,613
12/2022	$9,721	$9,665
01/2023	$10,103	$9,982
02/2023	$9,693	$9,650
03/2023	$10,055	$9,955
04/2023	$10,096	$9,999
05/2023	$9,868	$9,804
06/2023	$9,855	$9,803
07/2023	$9,950	$9,871
08/2023	$9,805	$9,736
09/2023	$9,470	$9,452
10/2023	$9,341	$9,339
11/2023	$9,908	$9,809
12/2023	$10,391	$10,217
01/2024	$10,255	$10,076
02/2024	$10,082	$9,950
03/2024	$10,130	$10,004
04/2024	$9,808	$9,752
05/2024	$9,968	$9,880
06/2024	$10,005	$9,894
07/2024	$10,340	$10,167
08/2024	$10,627	$10,408
09/2024	$10,838	$10,585
10/2024	$10,361	$10,230

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	10.91%	-1.14%	0.36%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$19,557,106
  # of Portfolio Holdings345
  Portfolio Turnover Rate267%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	48.8%
Residential Mortgage-Backed Securities - Agency	22.3%
Corporate Bonds	15.9%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
Asset-Backed Securities	7.3%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Short-Term Investments	2.2%
U.S. Treasury Securities	1.7%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(13.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 1.63%, due 10/22/28	5.5%
U.K. Gilts, 3.50%, due 10/22/25	4.6%
New Zealand Government Bonds, 4.50%, due 04/15/27	2.6%
New Zealand Government Bonds, 0.50%, due 05/15/26	2.3%
China Government Bonds, 3.13%, due 11/21/29	2.2%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.1%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/54	1.8%
U.K. Gilts, 4.13%, due 07/22/29	1.8%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 01/01/52	1.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	1.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Annual Shareholder Report — October 31, 2024

Class N: TGGFX

TSR TGGFX-1024

TCW Global Real Estate Fund

Class I: TGREX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$105	0.90%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Global Real Estate Fund (the “Fund”) generated gains of 33.41% on its Class I shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the MSCI ACWI, increased by 34.03%, while the comparative benchmark, the S&P Global REIT Index, had a return of 32.15%. Our Fund benefitted from its underweight in Office REITs and its overweight in Homebuilding. The Fund’s overweight in Other Specialized REITs and its overweight in Hotels Resorts & Cruise Lines detracted the most from performance. Positive stock contributors included Taylor Morrison Home and Net Lease Office Properties. Conversely, notable detractors to relative performance included the S&P Global REIT Index’s overweight in Iron Mountain and the portfolio’s overweight in Hilton Grand Vacations. We remain largely constructive on real estate. Following years of dramatic underperformance relative to the broader markets, we now expect the headwinds facing the industry to wane. With the Fed having embarked on an easing cycle, REITs are likely to benefit disproportionately. The problems in commercial real estate have been well publicized and are widely acknowledged and appreciated – leaving less room for negative surprises. The issues were primarily centered in the office and retails sectors, but the importance of these, particularly in the listed REIT space, has faded. Other parts of real estate, like data centers, telecom towers and healthcare have robust fundamentals and strong growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs handily outperforming the market in the calendar third quarter, we think that there is a lot more room for the space to run in upcoming quarters.

Fund Performance

	Class I	MSCI ACWI	S&P Global REIT Index
12/2014	$10,000	$10,000	$10,000
12/2014	$9,947	$9,811	$10,084
01/2015	$10,278	$9,660	$10,635
02/2015	$10,389	$10,202	$10,469
03/2015	$10,454	$10,050	$10,473
04/2015	$10,222	$10,347	$10,168
05/2015	$10,091	$10,341	$10,047
06/2015	$9,785	$10,102	$9,672
07/2015	$10,019	$10,194	$10,051
08/2015	$9,592	$9,499	$9,451
09/2015	$9,549	$9,159	$9,645
10/2015	$9,938	$9,881	$10,196
11/2015	$9,754	$9,803	$10,042
12/2015	$9,822	$9,631	$10,144
01/2016	$9,243	$9,052	$9,821
02/2016	$9,243	$8,995	$9,921
03/2016	$10,067	$9,668	$10,876
04/2016	$10,004	$9,816	$10,841
05/2016	$10,161	$9,837	$10,874
06/2016	$10,543	$9,782	$11,395
07/2016	$10,963	$10,207	$11,918
08/2016	$10,648	$10,246	$11,535
09/2016	$10,572	$10,313	$11,396
10/2016	$9,969	$10,141	$10,706
11/2016	$9,874	$10,223	$10,417
12/2016	$10,042	$10,448	$10,844
01/2017	$10,149	$10,736	$10,857
02/2017	$10,514	$11,042	$11,204
03/2017	$10,401	$11,184	$11,030
04/2017	$10,466	$11,364	$11,105
05/2017	$10,606	$11,625	$11,127
06/2017	$10,730	$11,682	$11,249
07/2017	$10,903	$12,013	$11,459
08/2017	$10,979	$12,065	$11,439
09/2017	$10,884	$12,302	$11,407
10/2017	$10,993	$12,561	$11,293
11/2017	$11,211	$12,810	$11,641
12/2017	$11,152	$13,021	$11,780
01/2018	$11,086	$13,758	$11,596
02/2018	$10,320	$13,185	$10,831
03/2018	$10,368	$12,911	$11,130
04/2018	$10,554	$13,042	$11,306
05/2018	$10,620	$13,069	$11,558
06/2018	$10,835	$13,004	$11,844
07/2018	$10,912	$13,400	$11,949
08/2018	$10,923	$13,511	$12,143
09/2018	$10,771	$13,576	$11,870
10/2018	$10,327	$12,561	$11,489
11/2018	$10,416	$12,751	$11,902
12/2018	$9,901	$11,858	$11,218
01/2019	$10,970	$12,798	$12,453
02/2019	$11,172	$13,146	$12,453
03/2019	$11,406	$13,319	$12,832
04/2019	$11,417	$13,776	$12,786
05/2019	$11,473	$12,971	$12,761
06/2019	$11,769	$13,826	$13,034
07/2019	$11,950	$13,871	$13,124
08/2019	$12,233	$13,548	$13,455
09/2019	$12,401	$13,840	$13,817
10/2019	$12,720	$14,222	$14,140
11/2019	$12,788	$14,575	$13,981
12/2019	$12,821	$15,095	$13,965
01/2020	$13,133	$14,932	$14,082
02/2020	$12,289	$13,731	$12,928
03/2020	$10,254	$11,886	$9,943
04/2020	$11,283	$13,165	$10,714
05/2020	$11,653	$13,746	$10,817
06/2020	$12,003	$14,191	$11,082
07/2020	$12,664	$14,947	$11,527
08/2020	$13,034	$15,868	$11,748
09/2020	$12,819	$15,362	$11,373
10/2020	$12,865	$14,992	$11,026
11/2020	$14,214	$16,846	$12,326
12/2020	$14,699	$17,634	$12,832
01/2021	$14,513	$17,558	$12,813
02/2021	$15,189	$17,970	$13,195
03/2021	$16,051	$18,460	$13,660
04/2021	$16,928	$19,274	$14,612
05/2021	$17,092	$19,585	$14,819
06/2021	$17,121	$19,849	$15,084
07/2021	$17,603	$19,992	$15,695
08/2021	$18,203	$20,498	$15,986
09/2021	$17,374	$19,660	$15,103
10/2021	$18,310	$20,669	$16,031
11/2021	$17,717	$20,178	$15,810
12/2021	$18,803	$20,991	$17,003
01/2022	$17,567	$19,964	$15,880
02/2022	$16,898	$19,454	$15,517
03/2022	$17,194	$19,887	$16,388
04/2022	$16,263	$18,303	$15,599
05/2022	$15,682	$18,337	$14,835
06/2022	$14,634	$16,799	$13,602
07/2022	$15,765	$17,978	$14,749
08/2022	$14,803	$17,323	$13,867
09/2022	$13,088	$15,672	$12,121
10/2022	$13,480	$16,622	$12,619
11/2022	$14,670	$17,919	$13,440
12/2022	$13,929	$17,221	$12,990
01/2023	$15,334	$18,460	$14,210
02/2023	$14,757	$17,937	$13,588
03/2023	$14,297	$18,503	$13,205
04/2023	$14,666	$18,777	$13,401
05/2023	$13,889	$18,590	$12,912
06/2023	$14,468	$19,677	$13,341
07/2023	$14,667	$20,403	$13,796
08/2023	$14,217	$19,841	$13,373
09/2023	$13,357	$19,028	$12,511
10/2023	$12,760	$18,460	$11,932
11/2023	$14,260	$20,173	$13,206
12/2023	$15,500	$21,149	$14,488
01/2024	$15,112	$21,277	$13,911
02/2024	$15,340	$22,198	$13,963
03/2024	$15,948	$22,907	$14,356
04/2024	$15,023	$22,161	$13,468
05/2024	$15,787	$23,075	$14,001
06/2024	$15,854	$23,598	$14,187
07/2024	$16,999	$23,985	$15,053
08/2024	$17,511	$24,602	$15,982
09/2024	$17,902	$25,183	$16,505
10/2024	$17,023	$24,626	$15,769

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/1/14
Class I	33.41%	6.00%	5.51%
MSCI ACWI	34.03%	9.93%	8.31%
S&P Global REIT Index	32.15%	2.20%	4.70%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$41,168,856
  # of Portfolio Holdings37
  Portfolio Turnover Rate71%
  Total Advisory Fees Paid - Net$56,748

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Specialized REITs	21.7%
Industrial REITs	14.6%
Diversified REITs	11.9%
Residential REITs	11.6%
Real Estate Management & Development	9.3%
REIT	7.8%
Health Care REITs	4.7%
Hotels, Restaurants & Leisure	4.2%
OtherFootnote Reference*	14.7%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Prologis, Inc.	4.5%
PotlatchDeltic Corp.	4.1%
American Tower Corp.	4.0%
Americold Realty Trust, Inc.	3.9%
Goodman Group	3.6%
NexPoint Residential Trust, Inc.	3.4%
Cellnex Telecom SA	3.3%
CBRE Group, Inc., Class A	3.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Annual Shareholder Report — October 31, 2024

Class I: TGREX

TSR TGREX-1024

TCW Global Real Estate Fund

Class N: TGRYX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$117	1.00%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Global Real Estate Fund (the “Fund”) generated gains of 33.35% on its Class N shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the MSCI ACWI, increased by 34.03%, while the comparative benchmark, the S&P Global REIT Index, had a return of 32.15%. Our Fund benefitted from its underweight in Office REITs and its overweight in Homebuilding. The Fund’s overweight in Other Specialized REITs and its overweight in Hotels Resorts & Cruise Lines detracted the most from performance. Positive stock contributors included Taylor Morrison Home and Net Lease Office Properties. Conversely, notable detractors to relative performance included the S&P Global REIT Index’s overweight in Iron Mountain and the portfolio’s overweight in Hilton Grand Vacations. We remain largely constructive on real estate. Following years of dramatic underperformance relative to the broader markets, we now expect the headwinds facing the industry to wane. With the Fed having embarked on an easing cycle, REITs are likely to benefit disproportionately. The problems in commercial real estate have been well publicized and are widely acknowledged and appreciated – leaving less room for negative surprises. The issues were primarily centered in the office and retails sectors, but the importance of these, particularly in the listed REIT space, has faded. Other parts of real estate, like data centers, telecom towers and healthcare have robust fundamentals and strong growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs handily outperforming the market in the calendar third quarter, we think that there is a lot more room for the space to run in upcoming quarters.

Fund Performance

	Class N	MSCI ACWI	S&P Global REIT Index
12/2014	$10,000	$10,000	$10,000
12/2014	$9,947	$9,811	$10,084
01/2015	$10,278	$9,660	$10,635
02/2015	$10,389	$10,202	$10,469
03/2015	$10,454	$10,050	$10,473
04/2015	$10,222	$10,347	$10,168
05/2015	$10,091	$10,341	$10,047
06/2015	$9,785	$10,102	$9,672
07/2015	$10,019	$10,194	$10,051
08/2015	$9,592	$9,499	$9,451
09/2015	$9,549	$9,159	$9,645
10/2015	$9,928	$9,881	$10,196
11/2015	$9,754	$9,803	$10,042
12/2015	$9,822	$9,631	$10,144
01/2016	$9,243	$9,052	$9,821
02/2016	$9,243	$8,995	$9,921
03/2016	$10,067	$9,668	$10,876
04/2016	$10,005	$9,816	$10,841
05/2016	$10,161	$9,837	$10,874
06/2016	$10,543	$9,782	$11,395
07/2016	$10,963	$10,207	$11,918
08/2016	$10,648	$10,246	$11,535
09/2016	$10,572	$10,313	$11,396
10/2016	$9,969	$10,141	$10,706
11/2016	$9,874	$10,223	$10,417
12/2016	$10,042	$10,448	$10,844
01/2017	$10,150	$10,736	$10,857
02/2017	$10,525	$11,042	$11,204
03/2017	$10,401	$11,184	$11,030
04/2017	$10,466	$11,364	$11,105
05/2017	$10,606	$11,625	$11,127
06/2017	$10,730	$11,682	$11,249
07/2017	$10,904	$12,013	$11,459
08/2017	$10,979	$12,065	$11,439
09/2017	$10,885	$12,302	$11,407
10/2017	$10,993	$12,561	$11,293
11/2017	$11,211	$12,810	$11,641
12/2017	$11,152	$13,021	$11,780
01/2018	$11,087	$13,758	$11,596
02/2018	$10,320	$13,185	$10,831
03/2018	$10,368	$12,911	$11,130
04/2018	$10,555	$13,042	$11,306
05/2018	$10,609	$13,069	$11,558
06/2018	$10,830	$13,004	$11,844
07/2018	$10,908	$13,400	$11,949
08/2018	$10,908	$13,511	$12,143
09/2018	$10,762	$13,576	$11,870
10/2018	$10,319	$12,561	$11,489
11/2018	$10,407	$12,751	$11,902
12/2018	$9,888	$11,858	$11,218
01/2019	$10,956	$12,798	$12,453
02/2019	$11,158	$13,146	$12,453
03/2019	$11,377	$13,319	$12,832
04/2019	$11,400	$13,776	$12,786
05/2019	$11,456	$12,971	$12,761
06/2019	$11,746	$13,826	$13,034
07/2019	$11,927	$13,871	$13,124
08/2019	$12,199	$13,548	$13,455
09/2019	$12,372	$13,840	$13,817
10/2019	$12,690	$14,222	$14,140
11/2019	$12,747	$14,575	$13,981
12/2019	$12,775	$15,095	$13,965
01/2020	$13,086	$14,932	$14,082
02/2020	$12,244	$13,731	$12,928
03/2020	$10,215	$11,886	$9,943
04/2020	$11,253	$13,165	$10,714
05/2020	$11,610	$13,746	$10,817
06/2020	$11,967	$14,191	$11,082
07/2020	$12,613	$14,947	$11,527
08/2020	$12,983	$15,868	$11,748
09/2020	$12,775	$15,362	$11,373
10/2020	$12,810	$14,992	$11,026
11/2020	$14,153	$16,846	$12,326
12/2020	$14,632	$17,634	$12,832
01/2021	$14,446	$17,558	$12,813
02/2021	$15,108	$17,970	$13,195
03/2021	$15,975	$18,460	$13,660
04/2021	$16,848	$19,274	$14,612
05/2021	$16,999	$19,585	$14,819
06/2021	$17,024	$19,849	$15,084
07/2021	$17,504	$19,992	$15,695
08/2021	$18,101	$20,498	$15,986
09/2021	$17,271	$19,660	$15,103
10/2021	$18,203	$20,669	$16,031
11/2021	$17,613	$20,178	$15,810
12/2021	$18,687	$20,991	$17,003
01/2022	$17,457	$19,964	$15,880
02/2022	$16,791	$19,454	$15,517
03/2022	$17,081	$19,887	$16,388
04/2022	$16,168	$18,303	$15,599
05/2022	$15,589	$18,337	$14,835
06/2022	$14,544	$16,799	$13,602
07/2022	$15,668	$17,978	$14,749
08/2022	$14,699	$17,323	$13,867
09/2022	$13,002	$15,672	$12,121
10/2022	$13,392	$16,622	$12,619
11/2022	$14,575	$17,919	$13,440
12/2022	$13,836	$17,221	$12,990
01/2023	$15,219	$18,460	$14,210
02/2023	$14,658	$17,937	$13,588
03/2023	$14,184	$18,503	$13,205
04/2023	$14,551	$18,777	$13,401
05/2023	$13,792	$18,590	$12,912
06/2023	$14,351	$19,677	$13,341
07/2023	$14,561	$20,403	$13,796
08/2023	$14,101	$19,841	$13,373
09/2023	$13,257	$19,028	$12,511
10/2023	$12,650	$18,460	$11,932
11/2023	$14,141	$20,173	$13,206
12/2023	$15,382	$21,149	$14,488
01/2024	$14,997	$21,277	$13,911
02/2024	$15,209	$22,198	$13,963
03/2024	$15,810	$22,907	$14,356
04/2024	$14,904	$22,161	$13,468
05/2024	$15,663	$23,075	$14,001
06/2024	$15,712	$23,598	$14,187
07/2024	$16,862	$23,985	$15,053
08/2024	$17,357	$24,602	$15,982
09/2024	$17,754	$25,183	$16,505
10/2024	$16,869	$24,626	$15,769

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 12/1/14
Class N	33.35%	5.86%	5.41%
MSCI ACWI	34.03%	9.93%	8.31%
S&P Global REIT Index	32.15%	2.20%	4.70%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$41,168,856
  # of Portfolio Holdings37
  Portfolio Turnover Rate71%
  Total Advisory Fees Paid - Net$56,748

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Specialized REITs	21.7%
Industrial REITs	14.6%
Diversified REITs	11.9%
Residential REITs	11.6%
Real Estate Management & Development	9.3%
REIT	7.8%
Health Care REITs	4.7%
Hotels, Restaurants & Leisure	4.2%
OtherFootnote Reference*	14.7%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Welltower, Inc.	4.7%
Digital Realty Trust, Inc.	4.7%
Prologis, Inc.	4.5%
PotlatchDeltic Corp.	4.1%
American Tower Corp.	4.0%
Americold Realty Trust, Inc.	3.9%
Goodman Group	3.6%
NexPoint Residential Trust, Inc.	3.4%
Cellnex Telecom SA	3.3%
CBRE Group, Inc., Class A	3.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Annual Shareholder Report — October 31, 2024

Class N: TGRYX

TSR TGRYX-1024

TCW High Yield Bond Fund

Class I: TGHYX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW High Yield Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$59	0.55%

How did the Fund perform last year and what affected its performance?

Given strong returns across the high yield market, the Fund’s allocation to cash and small position in investment grade credit resulted in a headwind to performance. From an allocation standpoint, while an overweight to consumer non-cyclicals and banks benefitted relative returns as both sectors posted strong returns over the period, issue selection across industrials drove underperformance. In particular, the preference for relatively higher quality issues vis-a-vis the FTSE U.S. High Yield Cash Pay Capped Custom Index detracted as lower quality cohorts led Index returns for the period. Finally, the allocation to bank loans weighed on relative returns as loans trailed high yield corporates for the 1-Year period.

Fund Performance

	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer CapFootnote Reference1	FTSE U.S. High Yield Cash Pay Capped Custom Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,961	$10,054	$9,928	$9,924
12/31/2014	$9,921	$10,036	$9,784	$9,759
1/31/2015	$10,005	$10,227	$9,849	$9,797
2/28/2015	$10,149	$10,167	$10,086	$10,050
3/31/2015	$10,121	$10,209	$10,031	$9,987
4/30/2015	$10,205	$10,197	$10,152	$10,121
5/31/2015	$10,225	$10,180	$10,183	$10,160
6/30/2015	$10,102	$10,066	$10,031	$10,005
7/31/2015	$10,174	$10,125	$9,973	$9,921
8/31/2015	$10,082	$10,095	$9,799	$9,723
9/30/2015	$9,926	$10,134	$9,547	$9,458
10/31/2015	$10,174	$10,167	$9,809	$9,734
11/30/2015	$10,111	$10,130	$9,592	$9,497
12/31/2015	$9,981	$10,079	$9,351	$9,232
1/31/2016	$9,984	$10,190	$9,200	$9,067
2/29/2016	$10,033	$10,263	$9,253	$9,119
3/31/2016	$10,141	$10,388	$9,664	$9,529
4/30/2016	$10,288	$10,459	$10,042	$9,915
5/31/2016	$10,324	$10,467	$10,104	$9,986
6/30/2016	$10,377	$10,652	$10,197	$10,093
7/31/2016	$10,533	$10,739	$10,473	$10,344
8/31/2016	$10,655	$10,751	$10,692	$10,566
9/30/2016	$10,698	$10,753	$10,763	$10,634
10/31/2016	$10,689	$10,682	$10,805	$10,662
11/30/2016	$10,660	$10,442	$10,754	$10,629
12/31/2016	$10,786	$10,473	$10,952	$10,830
1/31/2017	$10,860	$10,510	$11,111	$10,964
2/28/2017	$10,969	$10,591	$11,273	$11,111
3/31/2017	$11,009	$10,588	$11,248	$11,084
4/30/2017	$11,102	$10,675	$11,377	$11,202
5/31/2017	$11,195	$10,758	$11,476	$11,298
6/30/2017	$11,235	$10,749	$11,492	$11,301
7/31/2017	$11,311	$10,802	$11,619	$11,431
8/31/2017	$11,334	$10,895	$11,614	$11,418
9/30/2017	$11,393	$10,857	$11,719	$11,518
10/31/2017	$11,416	$10,870	$11,768	$11,566
11/30/2017	$11,440	$10,854	$11,738	$11,544
12/31/2017	$11,463	$10,901	$11,774	$11,581
1/31/2018	$11,487	$10,797	$11,844	$11,672
2/28/2018	$11,419	$10,694	$11,744	$11,561
3/31/2018	$11,390	$10,748	$11,673	$11,490
4/30/2018	$11,459	$10,676	$11,749	$11,556
5/31/2018	$11,474	$10,735	$11,746	$11,567
6/30/2018	$11,490	$10,719	$11,793	$11,611
7/31/2018	$11,561	$10,741	$11,921	$11,733
8/31/2018	$11,633	$10,794	$12,009	$11,813
9/30/2018	$11,680	$10,748	$12,076	$11,882
10/31/2018	$11,576	$10,658	$11,883	$11,693
11/30/2018	$11,586	$10,706	$11,781	$11,589
12/31/2018	$11,463	$10,874	$11,529	$11,320
1/31/2019	$11,890	$11,024	$12,050	$11,849
2/28/2019	$12,014	$11,036	$12,250	$12,036
3/31/2019	$12,138	$11,235	$12,365	$12,154
4/30/2019	$12,263	$11,251	$12,541	$12,318
5/31/2019	$12,234	$11,423	$12,392	$12,148
6/30/2019	$12,496	$11,585	$12,674	$12,438
7/31/2019	$12,577	$11,619	$12,746	$12,487
8/31/2019	$12,679	$11,882	$12,797	$12,523
9/30/2019	$12,722	$11,830	$12,843	$12,552
10/31/2019	$12,785	$11,869	$12,879	$12,580
11/30/2019	$12,788	$11,866	$12,921	$12,644
12/31/2019	$12,951	$11,884	$13,179	$12,908
1/31/2020	$12,994	$12,097	$13,183	$12,903
2/29/2020	$13,018	$12,278	$12,997	$12,679
3/31/2020	$12,070	$12,039	$11,507	$11,192
4/30/2020	$12,704	$12,280	$12,029	$11,575
5/31/2020	$13,073	$12,394	$12,554	$12,142
6/30/2020	$13,137	$12,498	$12,674	$12,226
7/31/2020	$13,644	$12,717	$13,264	$12,818
8/31/2020	$13,725	$12,644	$13,392	$12,949
9/30/2020	$13,603	$12,621	$13,254	$12,826
10/31/2020	$13,665	$12,576	$13,320	$12,885
11/30/2020	$14,075	$12,740	$13,847	$13,374
12/31/2020	$14,248	$12,784	$14,108	$13,630
1/31/2021	$14,269	$12,704	$14,155	$13,667
2/28/2021	$14,290	$12,540	$14,207	$13,702
3/31/2021	$14,227	$12,394	$14,229	$13,749
4/30/2021	$14,352	$12,498	$14,383	$13,894
5/31/2021	$14,394	$12,546	$14,425	$13,929
6/30/2021	$14,541	$12,637	$14,618	$14,100
7/31/2021	$14,604	$12,764	$14,673	$14,144
8/31/2021	$14,688	$12,756	$14,749	$14,222
9/30/2021	$14,709	$12,647	$14,749	$14,233
10/31/2021	$14,646	$12,636	$14,722	$14,207
11/30/2021	$14,518	$12,652	$14,577	$14,054
12/31/2021	$14,741	$12,643	$14,850	$14,332
1/31/2022	$14,397	$12,366	$14,445	$13,960
2/28/2022	$14,228	$12,197	$14,297	$13,824
3/31/2022	$14,145	$11,870	$14,134	$13,720
4/30/2022	$13,665	$11,427	$13,632	$13,252
5/31/2022	$13,737	$11,490	$13,664	$13,261
6/30/2022	$12,993	$11,261	$12,744	$12,366
7/31/2022	$13,696	$11,544	$13,495	$13,116
8/31/2022	$13,466	$11,244	$13,185	$12,821
9/30/2022	$12,875	$10,759	$12,662	$12,291
10/31/2022	$13,186	$10,641	$12,991	$12,679
11/30/2022	$13,476	$11,038	$13,272	$12,878
12/31/2022	$13,451	$11,001	$13,190	$12,798
1/31/2023	$13,887	$11,342	$13,692	$13,289
2/28/2023	$13,633	$11,063	$13,517	$13,123
3/31/2023	$13,819	$11,323	$13,660	$13,259
4/30/2023	$13,912	$11,392	$13,798	$13,409
5/31/2023	$13,772	$11,274	$13,671	$13,290
6/30/2023	$13,913	$11,256	$13,900	$13,505
7/31/2023	$14,079	$11,267	$14,092	$13,702
8/31/2023	$14,127	$11,200	$14,133	$13,741
9/30/2023	$13,983	$10,932	$13,964	$13,596
10/31/2023	$13,839	$10,768	$13,800	$13,404
11/30/2023	$14,395	$11,253	$14,425	$14,026
12/31/2023	$14,881	$11,680	$14,963	$14,535
1/31/2024	$14,930	$11,652	$14,962	$14,549
2/29/2024	$14,955	$11,512	$15,006	$14,592
3/31/2024	$15,078	$11,625	$15,184	$14,764
4/30/2024	$14,880	$11,353	$15,041	$14,630
5/31/2024	$15,054	$11,542	$15,206	$14,788
6/30/2024	$15,180	$11,647	$15,350	$14,930
7/31/2024	$15,412	$11,911	$15,648	$15,224
8/31/2024	$15,646	$12,087	$15,903	$15,472
9/30/2024	$15,856	$12,253	$16,161	$15,725
10/31/2024	$15,760	$11,974	$16,073	$15,650

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	Benchmark changed to the Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap Index effective 11/18/24. Prior to 11/18/24, the benchmark was the FTSE U.S. High Yield Cash Pay Capped Custom Index, also shown here.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	13.89%	4.27%	4.65%
Bloomberg U.S. Universal Bond Index	11.20%	0.18%	1.82%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	16.47%	4.53%	4.86%
FTSE U.S. High Yield Cash Pay Capped Custom Index	16.73%	4.46%	4.58%

Key Fund Statistics

  Total Net Assets$41,534,069
  # of Portfolio Holdings242
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	76.4%
Bank Loans	16.5%
Short-Term Investments	6.2%
Convertible Corporate Bonds	0.2%
Other Assets in Excess of Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

Tenet Healthcare Corp., 5.13%, due 11/01/27	2.2%
Centene Corp., 4.25%, due 12/15/27	1.9%
Ford Motor Credit Co. LLC, 4.06%, due 11/01/24	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26	1.7%
WarnerMedia Holdings, Inc., 5.14%, due 03/15/52	1.5%
CSC Holdings LLC, 6.50%, due 02/01/29	1.5%
Pilgrim's Pride Corp., 3.50%, due 03/01/32	1.4%
VICI Properties LP, 4.95%, due 02/15/30	1.4%
TransDigm, Inc., 6.38%, due 03/01/29	1.3%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%

Material Fund Changes

On November 18, 2024, the TCW High Yield Bond Fund was reorganized into the TCW High Yield Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW High Yield Bond Fund

Annual Shareholder Report — October 31, 2024

Class I: TGHYX

TSR TGHYX-1024

TCW Relative Value Large Cap Fund

Class I: TGDIX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$83	0.70%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Large Cap Fund (the “Fund”) gained 36.37% on its Class I shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 38.02% while the comparative benchmark, Russell 1000 Value, rose 30.98%. Stocks demonstrated a strong showing over the period, led in large part to the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. The Fund’s stock selection was a positive adding nearly 220 basis points (bps) relative to the benchmark. The best contributions came from Financials, Consumer Discretionary, and IT led by Apollo Global Management, Dick’s Sporting Goods, and Broadcom. Other notable contributors included General Electric/GE Aerospace, Flex, and Lennar. The largest relative detractions occurred in Communication Services and Health Care. Comcast and the recently initiated Disney were largely responsible for the drag in Communication Services while McKesson, Centene, and Gilead weighed down in Health Care. Both Centene and Gilead were eliminated. Sector allocation detracted over 400 bps primarily due to the low 0.5x weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process. As such, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and the rest of the market is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for other stocks and sectors.

Fund Performance

	Class I	S&P 500 Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,308	$10,269	$10,205
12/2014	$10,320	$10,243	$10,267
01/2015	$9,827	$9,936	$9,857
02/2015	$10,517	$10,507	$10,334
03/2015	$10,338	$10,340	$10,193
04/2015	$10,476	$10,440	$10,289
05/2015	$10,613	$10,574	$10,412
06/2015	$10,402	$10,369	$10,204
07/2015	$10,366	$10,586	$10,249
08/2015	$9,795	$9,948	$9,639
09/2015	$9,415	$9,702	$9,348
10/2015	$10,050	$10,520	$10,053
11/2015	$10,005	$10,551	$10,091
12/2015	$9,681	$10,385	$9,874
01/2016	$9,030	$9,869	$9,364
02/2016	$9,194	$9,856	$9,362
03/2016	$9,918	$10,525	$10,036
04/2016	$9,860	$10,566	$10,247
05/2016	$9,976	$10,755	$10,406
06/2016	$9,956	$10,783	$10,496
07/2016	$10,395	$11,181	$10,801
08/2016	$10,530	$11,196	$10,884
09/2016	$10,559	$11,199	$10,861
10/2016	$10,313	$10,994	$10,693
11/2016	$11,148	$11,401	$11,304
12/2016	$11,329	$11,627	$11,587
01/2017	$11,520	$11,847	$11,669
02/2017	$11,731	$12,318	$12,089
03/2017	$11,778	$12,332	$11,965
04/2017	$11,767	$12,459	$11,943
05/2017	$11,757	$12,634	$11,931
06/2017	$12,020	$12,713	$12,126
07/2017	$12,185	$12,974	$12,287
08/2017	$12,118	$13,014	$12,144
09/2017	$12,552	$13,283	$12,504
10/2017	$12,536	$13,593	$12,595
11/2017	$12,851	$14,009	$12,980
12/2017	$13,059	$14,165	$13,170
01/2018	$13,726	$14,976	$13,679
02/2018	$13,011	$14,424	$13,026
03/2018	$12,783	$14,058	$12,797
04/2018	$12,717	$14,112	$12,839
05/2018	$12,741	$14,451	$12,915
06/2018	$12,747	$14,540	$12,947
07/2018	$13,269	$15,081	$13,460
08/2018	$13,377	$15,573	$13,659
09/2018	$13,185	$15,662	$13,686
10/2018	$11,895	$14,591	$12,977
11/2018	$12,195	$14,888	$13,364
12/2018	$10,846	$13,544	$12,081
01/2019	$12,009	$14,629	$13,021
02/2019	$12,449	$15,099	$13,437
03/2019	$12,401	$15,393	$13,523
04/2019	$12,752	$16,016	$14,003
05/2019	$11,761	$14,998	$13,102
06/2019	$12,911	$16,055	$14,043
07/2019	$12,959	$16,286	$14,159
08/2019	$12,305	$16,028	$13,743
09/2019	$12,780	$16,328	$14,233
10/2019	$12,862	$16,681	$14,432
11/2019	$13,344	$17,287	$14,878
12/2019	$13,691	$17,809	$15,288
01/2020	$13,228	$17,802	$14,959
02/2020	$11,772	$16,336	$13,510
03/2020	$9,455	$14,319	$11,201
04/2020	$10,580	$16,154	$12,460
05/2020	$11,110	$16,923	$12,887
06/2020	$11,275	$17,260	$12,802
07/2020	$11,750	$18,233	$13,308
08/2020	$12,257	$19,544	$13,858
09/2020	$12,047	$18,801	$13,518
10/2020	$11,959	$18,301	$13,340
11/2020	$13,879	$20,305	$15,135
12/2020	$14,561	$21,085	$15,715
01/2021	$14,801	$20,872	$15,571
02/2021	$16,145	$21,448	$16,512
03/2021	$16,768	$22,387	$17,484
04/2021	$17,284	$23,582	$18,183
05/2021	$17,728	$23,747	$18,607
06/2021	$17,452	$24,301	$18,394
07/2021	$17,500	$24,878	$18,541
08/2021	$17,932	$25,635	$18,909
09/2021	$17,236	$24,443	$18,251
10/2021	$18,040	$26,155	$19,178
11/2021	$17,668	$25,974	$18,502
12/2021	$18,844	$27,138	$19,669
01/2022	$18,337	$25,734	$19,211
02/2022	$18,324	$24,963	$18,988
03/2022	$18,701	$25,890	$19,524
04/2022	$17,114	$23,632	$18,423
05/2022	$17,414	$23,676	$18,781
06/2022	$15,684	$21,721	$17,140
07/2022	$16,828	$23,724	$18,276
08/2022	$16,607	$22,757	$17,732
09/2022	$15,112	$20,661	$16,177
10/2022	$17,036	$22,334	$17,836
11/2022	$18,298	$23,582	$18,950
12/2022	$17,582	$22,223	$18,186
01/2023	$18,614	$23,619	$19,129
02/2023	$18,112	$23,043	$18,454
03/2023	$18,084	$23,889	$18,369
04/2023	$18,057	$24,262	$18,646
05/2023	$17,513	$24,367	$17,927
06/2023	$18,907	$25,977	$19,118
07/2023	$19,660	$26,812	$19,790
08/2023	$19,102	$26,385	$19,256
09/2023	$18,391	$25,127	$18,513
10/2023	$17,652	$24,599	$17,860
11/2023	$19,046	$26,845	$19,207
12/2023	$20,435	$28,065	$20,271
01/2024	$20,610	$28,536	$20,292
02/2024	$21,633	$30,060	$21,041
03/2024	$22,830	$31,027	$22,092
04/2024	$21,691	$29,760	$21,149
05/2024	$22,553	$31,236	$21,819
06/2024	$22,465	$32,356	$21,614
07/2024	$23,444	$32,750	$22,719
08/2024	$23,853	$33,545	$23,328
09/2024	$24,349	$34,261	$23,652
10/2024	$24,072	$33,950	$23,392

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	36.37%	13.35%	9.18%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,185,639
  # of Portfolio Holdings53
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid - Net$1,221,848

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Financials	24.8%
Information Technology	14.9%
Health Care	13.4%
Industrials	12.8%
Consumer Discretionary	8.8%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	3.9%
OtherFootnote Reference*	11.5%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	3.9%
Broadcom, Inc.	3.5%
Lennar Corp., Class A	3.5%
General Electric Co.	3.4%
Intercontinental Exchange, Inc.	3.2%
McKesson Corp.	3.0%
Bank of New York Mellon Corp.	2.9%
Morgan Stanley	2.7%
AbbVie, Inc.	2.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Annual Shareholder Report — October 31, 2024

Class I: TGDIX

TSR TGDIX-1024

TCW Relative Value Large Cap Fund

Class N: TGDVX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Large Cap Fund (the “Fund”) gained 36.17% on its Class N shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 38.02% while the comparative benchmark, Russell 1000 Value, rose 30.98%. Stocks demonstrated a strong showing over the period, led in large part to the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. The Fund’s stock selection was a positive adding nearly 220 basis points (bps) relative to the benchmark. The best contributions came from Financials, Consumer Discretionary, and IT led by Apollo Global Management, Dick’s Sporting Goods, and Broadcom. Other notable contributors included General Electric/GE Aerospace, Flex, and Lennar. The largest relative detractions occurred in Communication Services and Health Care. Comcast and the recently initiated Disney were largely responsible for the drag in Communication Services while McKesson, Centene, and Gilead weighed down in Health Care. Both Centene and Gilead were eliminated. Sector allocation detracted over 400 bps primarily due to the low 0.5x weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process. As such, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and the rest of the market is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for other stocks and sectors.

Fund Performance

	Class N	S&P 500 Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,304	$10,269	$10,205
12/2014	$10,312	$10,243	$10,267
01/2015	$9,818	$9,936	$9,857
02/2015	$10,504	$10,507	$10,334
03/2015	$10,321	$10,340	$10,193
04/2015	$10,459	$10,440	$10,289
05/2015	$10,596	$10,574	$10,412
06/2015	$10,381	$10,369	$10,204
07/2015	$10,340	$10,586	$10,249
08/2015	$9,768	$9,948	$9,639
09/2015	$9,388	$9,702	$9,348
10/2015	$10,020	$10,520	$10,053
11/2015	$9,974	$10,551	$10,091
12/2015	$9,650	$10,385	$9,874
01/2016	$9,000	$9,869	$9,364
02/2016	$9,159	$9,856	$9,362
03/2016	$9,881	$10,525	$10,036
04/2016	$9,819	$10,566	$10,247
05/2016	$9,934	$10,755	$10,406
06/2016	$9,910	$10,783	$10,496
07/2016	$10,344	$11,181	$10,801
08/2016	$10,478	$11,196	$10,884
09/2016	$10,507	$11,199	$10,861
10/2016	$10,262	$10,994	$10,693
11/2016	$11,090	$11,401	$11,304
12/2016	$11,267	$11,627	$11,587
01/2017	$11,457	$11,847	$11,669
02/2017	$11,663	$12,318	$12,089
03/2017	$11,709	$12,332	$11,965
04/2017	$11,694	$12,459	$11,943
05/2017	$11,683	$12,634	$11,931
06/2017	$11,946	$12,713	$12,126
07/2017	$12,105	$12,974	$12,287
08/2017	$12,038	$13,014	$12,144
09/2017	$12,460	$13,283	$12,504
10/2017	$12,444	$13,593	$12,595
11/2017	$12,753	$14,009	$12,980
12/2017	$12,955	$14,165	$13,170
01/2018	$13,617	$14,976	$13,679
02/2018	$12,901	$14,424	$13,026
03/2018	$12,680	$14,058	$12,797
04/2018	$12,608	$14,112	$12,839
05/2018	$12,632	$14,451	$12,915
06/2018	$12,632	$14,540	$12,947
07/2018	$13,145	$15,081	$13,460
08/2018	$13,253	$15,573	$13,659
09/2018	$13,062	$15,662	$13,686
10/2018	$11,779	$14,591	$12,977
11/2018	$12,077	$14,888	$13,364
12/2018	$10,739	$13,544	$12,081
01/2019	$11,893	$14,629	$13,021
02/2019	$12,323	$15,099	$13,437
03/2019	$12,275	$15,393	$13,523
04/2019	$12,616	$16,016	$14,003
05/2019	$11,640	$14,998	$13,102
06/2019	$12,766	$16,055	$14,043
07/2019	$12,814	$16,286	$14,159
08/2019	$12,166	$16,028	$13,743
09/2019	$12,637	$16,328	$14,233
10/2019	$12,712	$16,681	$14,432
11/2019	$13,183	$17,287	$14,878
12/2019	$13,517	$17,809	$15,288
01/2020	$13,058	$17,802	$14,959
02/2020	$11,614	$16,336	$13,510
03/2020	$9,340	$14,319	$11,201
04/2020	$10,455	$16,154	$12,460
05/2020	$10,969	$16,923	$12,887
06/2020	$11,133	$17,260	$12,802
07/2020	$11,603	$18,233	$13,308
08/2020	$12,107	$19,544	$13,858
09/2020	$11,888	$18,801	$13,518
10/2020	$11,800	$18,301	$13,340
11/2020	$13,703	$20,305	$15,135
12/2020	$14,373	$21,085	$15,715
01/2021	$14,598	$20,872	$15,571
02/2021	$15,927	$21,448	$16,512
03/2021	$16,533	$22,387	$17,484
04/2021	$17,043	$23,582	$18,183
05/2021	$17,470	$23,747	$18,607
06/2021	$17,209	$24,301	$18,394
07/2021	$17,245	$24,878	$18,541
08/2021	$17,660	$25,635	$18,909
09/2021	$16,984	$24,443	$18,251
10/2021	$17,767	$26,155	$19,178
11/2021	$17,411	$25,974	$18,502
12/2021	$18,561	$27,138	$19,669
01/2022	$18,060	$25,734	$19,211
02/2022	$18,047	$24,963	$18,988
03/2022	$18,420	$25,890	$19,524
04/2022	$16,840	$23,632	$18,423
05/2022	$17,135	$23,676	$18,781
06/2022	$15,427	$21,721	$17,140
07/2022	$16,557	$23,724	$18,276
08/2022	$16,339	$22,757	$17,732
09/2022	$14,862	$20,661	$16,177
10/2022	$16,750	$22,334	$17,836
11/2022	$17,996	$23,582	$18,950
12/2022	$17,279	$22,223	$18,186
01/2023	$18,297	$23,619	$19,129
02/2023	$17,802	$23,043	$18,454
03/2023	$17,774	$23,889	$18,369
04/2023	$17,733	$24,262	$18,646
05/2023	$17,197	$24,367	$17,927
06/2023	$18,571	$25,977	$19,118
07/2023	$19,300	$26,812	$19,790
08/2023	$18,750	$26,385	$19,256
09/2023	$18,049	$25,127	$18,513
10/2023	$17,321	$24,599	$17,860
11/2023	$18,681	$26,845	$19,207
12/2023	$20,050	$28,065	$20,271
01/2024	$20,223	$28,536	$20,292
02/2024	$21,214	$30,060	$21,041
03/2024	$22,393	$31,027	$22,092
04/2024	$21,272	$29,760	$21,149
05/2024	$22,106	$31,236	$21,819
06/2024	$22,019	$32,356	$21,614
07/2024	$22,968	$32,750	$22,719
08/2024	$23,370	$33,545	$23,328
09/2024	$23,859	$34,261	$23,652
10/2024	$23,586	$33,950	$23,392

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	36.17%	13.16%	8.96%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,185,639
  # of Portfolio Holdings53
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid - Net$1,221,848

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Financials	24.8%
Information Technology	14.9%
Health Care	13.4%
Industrials	12.8%
Consumer Discretionary	8.8%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	3.9%
OtherFootnote Reference*	11.5%
Other Assets in Excess of Liabilities	0.2%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

International Business Machines Corp.	4.4%
JPMorgan Chase & Co.	3.9%
Broadcom, Inc.	3.5%
Lennar Corp., Class A	3.5%
General Electric Co.	3.4%
Intercontinental Exchange, Inc.	3.2%
McKesson Corp.	3.0%
Bank of New York Mellon Corp.	2.9%
Morgan Stanley	2.7%
AbbVie, Inc.	2.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Annual Shareholder Report — October 31, 2024

Class N: TGDVX

TSR TGDVX-1024

TCW Relative Value Mid Cap Fund

Class I: TGVOX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$99	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 33.77% on its Class I shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark S&P 500 returned 38.02% while the comparative benchmark Russell Midcap Value was up 34.03%. Stocks demonstrated a strong showing over the period led in large part by the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. Stock selection detracted slightly by -24 basis points (bps) relative to the broad benchmark. The best contributions came from Consumer Discretionary, Real Estate, and Financials led by Toll Brothers, Jones Lang LaSalle, and Apollo Global. Other notable contributors included Sprouts Farmers Market, Flex, and United Airlines. The portfolio’s Health Care holdings were the biggest drag due largely to Acadia Healthcare and Centene. Acadia was sold while Centene was reduced. The portfolio also underperformed from stock selection in Energy, Comm Svce, and Industrials, with NOV, Interpublic Group, and Textron being the biggest detractors, respectively. Sector allocation detracted nearly 375 bps primarily due to the low weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process, as well as mega cap names outside the portfolio’s mid cap scope. Therefore, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and mid cap is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for mid cap stocks.

Fund Performance

	Class I	S&P 500 Index	Russell Midcap® Value Index
10/2014	$10,000	$10,000	$-
11/2014	$10,158	$10,269	$10,178
12/2014	$10,180	$10,243	$10,254
01/2015	$9,789	$9,936	$10,108
02/2015	$10,516	$10,507	$10,522
03/2015	$10,465	$10,340	$10,503
04/2015	$10,512	$10,440	$10,383
05/2015	$10,682	$10,574	$10,567
06/2015	$10,435	$10,369	$10,296
07/2015	$10,099	$10,586	$10,282
08/2015	$9,623	$9,948	$9,796
09/2015	$9,078	$9,702	$9,469
10/2015	$9,542	$10,520	$10,047
11/2015	$9,512	$10,551	$10,076
12/2015	$8,966	$10,385	$9,764
01/2016	$8,171	$9,869	$9,225
02/2016	$8,374	$9,856	$9,289
03/2016	$9,232	$10,525	$10,147
04/2016	$9,222	$10,566	$10,365
05/2016	$9,336	$10,755	$10,534
06/2016	$9,242	$10,783	$10,630
07/2016	$9,819	$11,181	$11,081
08/2016	$9,992	$11,196	$11,057
09/2016	$10,175	$11,199	$11,103
10/2016	$9,878	$10,994	$10,834
11/2016	$11,171	$11,401	$11,512
12/2016	$11,283	$11,627	$11,717
01/2017	$11,581	$11,847	$11,914
02/2017	$11,695	$12,318	$12,247
03/2017	$11,685	$12,332	$12,157
04/2017	$11,705	$12,459	$12,180
05/2017	$11,596	$12,634	$12,143
06/2017	$11,953	$12,713	$12,323
07/2017	$12,127	$12,974	$12,487
08/2017	$12,008	$13,014	$12,253
09/2017	$12,727	$13,283	$12,587
10/2017	$12,881	$13,593	$12,689
11/2017	$13,338	$14,009	$13,118
12/2017	$13,506	$14,165	$13,280
01/2018	$14,188	$14,976	$13,585
02/2018	$13,399	$14,424	$12,916
03/2018	$13,410	$14,058	$12,948
04/2018	$13,447	$14,112	$13,012
05/2018	$13,791	$14,451	$13,153
06/2018	$13,678	$14,540	$13,259
07/2018	$13,979	$15,081	$13,620
08/2018	$14,022	$15,573	$13,805
09/2018	$13,641	$15,662	$13,696
10/2018	$12,046	$14,591	$12,710
11/2018	$12,202	$14,888	$13,014
12/2018	$10,511	$13,544	$11,648
01/2019	$11,904	$14,629	$12,847
02/2019	$12,435	$15,099	$13,256
03/2019	$12,182	$15,393	$13,322
04/2019	$12,642	$16,016	$13,761
05/2019	$11,509	$14,998	$12,878
06/2019	$12,524	$16,055	$13,747
07/2019	$12,695	$16,286	$13,862
08/2019	$11,727	$16,028	$13,373
09/2019	$12,347	$16,328	$13,916
10/2019	$12,429	$16,681	$13,990
11/2019	$13,031	$17,287	$14,363
12/2019	$13,597	$17,809	$14,800
01/2020	$13,059	$17,802	$14,512
02/2020	$11,596	$16,336	$13,075
03/2020	$8,524	$14,319	$10,107
04/2020	$9,667	$16,154	$11,457
05/2020	$10,217	$16,923	$11,988
06/2020	$10,380	$17,260	$12,124
07/2020	$10,949	$18,233	$12,696
08/2020	$11,336	$19,544	$13,199
09/2020	$11,233	$18,801	$12,900
10/2020	$11,426	$18,301	$13,020
11/2020	$13,270	$20,305	$14,848
12/2020	$14,095	$21,085	$15,535
01/2021	$14,576	$20,872	$15,499
02/2021	$16,081	$21,448	$16,700
03/2021	$16,842	$22,387	$17,563
04/2021	$17,604	$23,582	$18,412
05/2021	$18,323	$23,747	$18,775
06/2021	$17,805	$24,301	$18,557
07/2021	$17,707	$24,878	$18,671
08/2021	$18,036	$25,635	$19,072
09/2021	$17,202	$24,443	$18,369
10/2021	$18,042	$26,155	$19,347
11/2021	$17,537	$25,974	$18,759
12/2021	$18,598	$27,138	$19,937
01/2022	$17,719	$25,734	$19,086
02/2022	$18,008	$24,963	$18,997
03/2022	$18,069	$25,890	$19,574
04/2022	$16,656	$23,632	$18,411
05/2022	$17,026	$23,676	$18,765
06/2022	$15,125	$21,721	$16,702
07/2022	$16,333	$23,724	$18,139
08/2022	$15,901	$22,757	$17,584
09/2022	$14,473	$20,661	$15,879
10/2022	$16,175	$22,334	$17,379
11/2022	$17,143	$23,582	$18,477
12/2022	$16,410	$22,223	$17,538
01/2023	$17,705	$23,619	$18,955
02/2023	$17,332	$23,043	$18,348
03/2023	$16,713	$23,889	$17,770
04/2023	$16,642	$24,262	$17,771
05/2023	$16,023	$24,367	$16,983
06/2023	$17,663	$25,977	$18,456
07/2023	$18,402	$26,812	$19,260
08/2023	$17,818	$26,385	$18,578
09/2023	$17,051	$25,127	$17,633
10/2023	$16,361	$24,599	$16,759
11/2023	$17,663	$26,845	$18,339
12/2023	$19,033	$28,065	$19,768
01/2024	$18,918	$28,536	$19,414
02/2024	$19,760	$30,060	$20,342
03/2024	$21,000	$31,027	$21,394
04/2024	$20,063	$29,760	$20,275
05/2024	$21,036	$31,236	$21,003
06/2024	$20,481	$32,356	$20,666
07/2024	$21,763	$32,750	$21,915
08/2024	$21,936	$33,545	$22,328
09/2024	$22,210	$34,261	$22,749
10/2024	$21,886	$33,950	$22,463

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	33.77%	11.98%	8.15%
S&P 500 Index	38.02%	15.26%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$91,636,822
  # of Portfolio Holdings59
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid - Net$439,480

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Financials	26.4%
Industrials	17.3%
Consumer Discretionary	13.0%
Information Technology	8.3%
Real Estate	7.7%
Energy	6.0%
Utilities	5.3%
Materials	4.3%
OtherFootnote Reference*	12.0%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management, Inc.	4.6%
Popular, Inc.	4.0%
Toll Brothers, Inc.	4.0%
Arch Capital Group Ltd.	3.9%
Jones Lang LaSalle, Inc.	3.8%
Flex Ltd.	3.4%
Westinghouse Air Brake Technologies Corp.	3.3%
Equitable Holdings, Inc.	3.3%
Corpay, Inc.	3.2%
Welltower, Inc.	2.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Annual Shareholder Report — October 31, 2024

Class I: TGVOX

TSR TGVOX-1024

TCW Relative Value Mid Cap Fund

Class N: TGVNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$111	0.95%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2024, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 33.66% on its Class N shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark S&P 500 returned 38.02% while the comparative benchmark Russell Midcap Value was up 34.03%. Stocks demonstrated a strong showing over the period led in large part by the “Big 6” (Nvidia, Apple, Microsoft, Meta Platforms, Amazon, and Google). AI semiconductor maker Nvidia was by far the best performer, up 225%. Stock selection detracted slightly by -24 basis points (bps) relative to the broad benchmark. The best contributions came from Consumer Discretionary, Real Estate, and Financials led by Toll Brothers, Jones Lang LaSalle, and Apollo Global. Other notable contributors included Sprouts Farmers Market, Flex, and United Airlines. The portfolio’s Health Care holdings were the biggest drag due largely to Acadia Healthcare and Centene. Acadia was sold while Centene was reduced. The portfolio also underperformed from stock selection in Energy, Comm Svce, and Industrials, with NOV, Interpublic Group, and Textron being the biggest detractors, respectively. Sector allocation detracted nearly 375 bps primarily due to the low weighting in expensive IT, the best performing sector. Portfolio underperformance came from stocks not owned due to valuations not meeting any of the strategy’s five conservative valuation factors, an integral part of the investment philosophy and process, as well as mega cap names outside the portfolio’s mid cap scope. Therefore, the portfolio was negatively impacted by not owning the Big 6, especially Nvidia. Prices follow earnings and the gap between Big Tech earnings and mid cap is expected to continue to narrow into 2025. Slower Big Tech growth, but no hard landing, should be supportive for mid cap stocks.

Fund Performance

	Class N	S&P 500 Index	Russell Midcap® Value Index
10/2014	$10,000	$10,000	$-
11/2014	$10,157	$10,269	$10,178
12/2014	$10,178	$10,243	$10,254
01/2015	$9,783	$9,936	$10,108
02/2015	$10,509	$10,507	$10,522
03/2015	$10,456	$10,340	$10,503
04/2015	$10,500	$10,440	$10,383
05/2015	$10,670	$10,574	$10,567
06/2015	$10,417	$10,369	$10,296
07/2015	$10,078	$10,586	$10,282
08/2015	$9,604	$9,948	$9,796
09/2015	$9,061	$9,702	$9,469
10/2015	$9,522	$10,520	$10,047
11/2015	$9,487	$10,551	$10,076
12/2015	$8,938	$10,385	$9,764
01/2016	$8,146	$9,869	$9,225
02/2016	$8,348	$9,856	$9,289
03/2016	$9,201	$10,525	$10,147
04/2016	$9,190	$10,566	$10,365
05/2016	$9,307	$10,755	$10,534
06/2016	$9,211	$10,783	$10,630
07/2016	$9,781	$11,181	$11,081
08/2016	$9,952	$11,196	$11,057
09/2016	$10,129	$11,199	$11,103
10/2016	$9,836	$10,994	$10,834
11/2016	$11,122	$11,401	$11,512
12/2016	$11,232	$11,627	$11,717
01/2017	$11,525	$11,847	$11,914
02/2017	$11,637	$12,318	$12,247
03/2017	$11,622	$12,332	$12,157
04/2017	$11,642	$12,459	$12,180
05/2017	$11,530	$12,634	$12,143
06/2017	$11,885	$12,713	$12,323
07/2017	$12,057	$12,974	$12,487
08/2017	$11,941	$13,014	$12,253
09/2017	$12,650	$13,283	$12,587
10/2017	$12,802	$13,593	$12,689
11/2017	$13,257	$14,009	$13,118
12/2017	$13,424	$14,165	$13,280
01/2018	$14,103	$14,976	$13,585
02/2018	$13,309	$14,424	$12,916
03/2018	$13,325	$14,058	$12,948
04/2018	$13,358	$14,112	$13,012
05/2018	$13,698	$14,451	$13,153
06/2018	$13,588	$14,540	$13,259
07/2018	$13,884	$15,081	$13,620
08/2018	$13,923	$15,573	$13,805
09/2018	$13,545	$15,662	$13,696
10/2018	$11,956	$14,591	$12,710
11/2018	$12,115	$14,888	$13,014
12/2018	$10,435	$13,544	$11,648
01/2019	$11,816	$14,629	$12,847
02/2019	$12,340	$15,099	$13,256
03/2019	$12,093	$15,393	$13,322
04/2019	$12,545	$16,016	$13,761
05/2019	$11,418	$14,998	$12,878
06/2019	$12,431	$16,055	$13,747
07/2019	$12,599	$16,286	$13,862
08/2019	$11,635	$16,028	$13,373
09/2019	$12,250	$16,328	$13,916
10/2019	$12,328	$16,681	$13,990
11/2019	$12,925	$17,287	$14,363
12/2019	$13,480	$17,809	$14,800
01/2020	$12,949	$17,802	$14,512
02/2020	$11,493	$16,336	$13,075
03/2020	$8,450	$14,319	$10,107
04/2020	$9,586	$16,154	$11,457
05/2020	$10,129	$16,923	$11,988
06/2020	$10,289	$17,260	$12,124
07/2020	$10,851	$18,233	$12,696
08/2020	$11,234	$19,544	$13,199
09/2020	$11,129	$18,801	$12,900
10/2020	$11,320	$18,301	$13,020
11/2020	$13,147	$20,305	$14,848
12/2020	$13,966	$21,085	$15,535
01/2021	$14,438	$20,872	$15,499
02/2021	$15,929	$21,448	$16,700
03/2021	$16,681	$22,387	$17,563
04/2021	$17,432	$23,582	$18,412
05/2021	$18,147	$23,747	$18,775
06/2021	$17,631	$24,301	$18,557
07/2021	$17,532	$24,878	$18,671
08/2021	$17,855	$25,635	$19,072
09/2021	$17,029	$24,443	$18,369
10/2021	$17,861	$26,155	$19,347
11/2021	$17,358	$25,974	$18,759
12/2021	$18,409	$27,138	$19,937
01/2022	$17,532	$25,734	$19,086
02/2022	$17,820	$24,963	$18,997
03/2022	$17,876	$25,890	$19,574
04/2022	$16,479	$23,632	$18,411
05/2022	$16,844	$23,676	$18,765
06/2022	$14,963	$21,721	$16,702
07/2022	$16,156	$23,724	$18,139
08/2022	$15,721	$22,757	$17,584
09/2022	$14,311	$20,661	$15,879
10/2022	$15,995	$22,334	$17,379
11/2022	$16,949	$23,582	$18,477
12/2022	$16,220	$22,223	$17,538
01/2023	$17,501	$23,619	$18,955
02/2023	$17,134	$23,043	$18,348
03/2023	$16,516	$23,889	$17,770
04/2023	$16,444	$24,262	$17,771
05/2023	$15,832	$24,367	$16,983
06/2023	$17,458	$25,977	$18,456
07/2023	$18,185	$26,812	$19,260
08/2023	$17,602	$26,385	$18,578
09/2023	$16,847	$25,127	$17,633
10/2023	$16,163	$24,599	$16,759
11/2023	$17,451	$26,845	$18,339
12/2023	$18,799	$28,065	$19,768
01/2024	$18,682	$28,536	$19,414
02/2024	$19,521	$30,060	$20,342
03/2024	$20,735	$31,027	$21,394
04/2024	$19,808	$29,760	$20,275
05/2024	$20,765	$31,236	$21,003
06/2024	$20,220	$32,356	$20,666
07/2024	$21,479	$32,750	$21,915
08/2024	$21,655	$33,545	$22,328
09/2024	$21,928	$34,261	$22,749
10/2024	$21,604	$33,950	$22,463

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	33.66%	11.87%	8.01%
S&P 500 Index	38.02%	15.26%	13.00%
Russell Midcap® Value Index	34.03%	9.93%	8.43%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$91,636,822
  # of Portfolio Holdings59
  Portfolio Turnover Rate39%
  Total Advisory Fees Paid - Net$439,480

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Financials	26.4%
Industrials	17.3%
Consumer Discretionary	13.0%
Information Technology	8.3%
Real Estate	7.7%
Energy	6.0%
Utilities	5.3%
Materials	4.3%
OtherFootnote Reference*	12.0%
Liabilities in Excess of Other Assets	(0.3%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management, Inc.	4.6%
Popular, Inc.	4.0%
Toll Brothers, Inc.	4.0%
Arch Capital Group Ltd.	3.9%
Jones Lang LaSalle, Inc.	3.8%
Flex Ltd.	3.4%
Westinghouse Air Brake Technologies Corp.	3.3%
Equitable Holdings, Inc.	3.3%
Corpay, Inc.	3.2%
Welltower, Inc.	2.5%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Annual Shareholder Report — October 31, 2024

Class N: TGVNX

TSR TGVNX-1024

TCW Securitized Bond Fund

Class I: TGLMX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$52	0.49%

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,067	$10,071
12/2014	$10,076	$10,080
01/2015	$10,210	$10,292
02/2015	$10,149	$10,195
03/2015	$10,205	$10,242
04/2015	$10,193	$10,206
05/2015	$10,191	$10,181
06/2015	$10,119	$10,070
07/2015	$10,177	$10,140
08/2015	$10,176	$10,125
09/2015	$10,235	$10,194
10/2015	$10,224	$10,196
11/2015	$10,204	$10,169
12/2015	$10,185	$10,136
01/2016	$10,335	$10,275
02/2016	$10,375	$10,348
03/2016	$10,394	$10,443
04/2016	$10,424	$10,483
05/2016	$10,434	$10,486
06/2016	$10,596	$10,674
07/2016	$10,658	$10,742
08/2016	$10,651	$10,729
09/2016	$10,675	$10,723
10/2016	$10,596	$10,641
11/2016	$10,340	$10,389
12/2016	$10,340	$10,404
01/2017	$10,352	$10,425
02/2017	$10,416	$10,495
03/2017	$10,426	$10,489
04/2017	$10,500	$10,570
05/2017	$10,586	$10,651
06/2017	$10,567	$10,641
07/2017	$10,600	$10,686
08/2017	$10,719	$10,782
09/2017	$10,669	$10,731
10/2017	$10,672	$10,737
11/2017	$10,656	$10,723
12/2017	$10,696	$10,773
01/2018	$10,547	$10,649
02/2018	$10,483	$10,548
03/2018	$10,562	$10,615
04/2018	$10,495	$10,536
05/2018	$10,593	$10,612
06/2018	$10,593	$10,598
07/2018	$10,560	$10,601
08/2018	$10,648	$10,669
09/2018	$10,559	$10,600
10/2018	$10,493	$10,517
11/2018	$10,571	$10,580
12/2018	$10,782	$10,774
01/2019	$10,860	$10,888
02/2019	$10,848	$10,882
03/2019	$11,051	$11,091
04/2019	$11,028	$11,094
05/2019	$11,265	$11,291
06/2019	$11,356	$11,432
07/2019	$11,365	$11,458
08/2019	$11,683	$11,755
09/2019	$11,617	$11,692
10/2019	$11,628	$11,727
11/2019	$11,609	$11,721
12/2019	$11,566	$11,713
01/2020	$11,813	$11,938
02/2020	$12,081	$12,153
03/2020	$12,031	$12,082
04/2020	$12,238	$12,297
05/2020	$12,292	$12,354
06/2020	$12,393	$12,432
07/2020	$12,523	$12,617
08/2020	$12,476	$12,515
09/2020	$12,523	$12,509
10/2020	$12,452	$12,453
11/2020	$12,520	$12,575
12/2020	$12,527	$12,592
01/2021	$12,476	$12,502
02/2021	$12,292	$12,321
03/2021	$12,132	$12,168
04/2021	$12,262	$12,264
05/2021	$12,284	$12,304
06/2021	$12,353	$12,390
07/2021	$12,496	$12,529
08/2021	$12,481	$12,505
09/2021	$12,392	$12,397
10/2021	$12,402	$12,393
11/2021	$12,447	$12,430
12/2021	$12,395	$12,398
01/2022	$12,196	$12,131
02/2022	$12,033	$11,996
03/2022	$11,599	$11,662
04/2022	$11,164	$11,220
05/2022	$11,136	$11,292
06/2022	$10,913	$11,115
07/2022	$11,199	$11,387
08/2022	$10,878	$11,065
09/2022	$10,270	$10,587
10/2022	$9,973	$10,450
11/2022	$10,365	$10,834
12/2022	$10,340	$10,785
01/2023	$10,777	$11,117
02/2023	$10,481	$10,829
03/2023	$10,708	$11,105
04/2023	$10,794	$11,172
05/2023	$10,665	$11,050
06/2023	$10,575	$11,011
07/2023	$10,549	$11,003
08/2023	$10,434	$10,933
09/2023	$10,070	$10,655
10/2023	$9,822	$10,487
11/2023	$10,344	$10,962
12/2023	$10,861	$11,381
01/2024	$10,820	$11,350
02/2024	$10,658	$11,190
03/2024	$10,780	$11,293
04/2024	$10,425	$11,008
05/2024	$10,659	$11,194
06/2024	$10,810	$11,300
07/2024	$11,119	$11,564
08/2024	$11,346	$11,731
09/2024	$11,504	$11,888
10/2024	$11,130	$11,593

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	13.32%	-0.87%	1.08%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,894,033,333
  # of Portfolio Holdings432
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid - Net$7,001,289

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2024

Class I: TGLMX

TSR TGLMX-1024

TCW Securitized Bond Fund

Class N: TGMNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$75	0.70%

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index
10/2014	$10,000	$10,000
11/2014	$10,063	$10,071
12/2014	$10,070	$10,080
01/2015	$10,197	$10,292
02/2015	$10,135	$10,195
03/2015	$10,187	$10,242
04/2015	$10,173	$10,206
05/2015	$10,168	$10,181
06/2015	$10,097	$10,070
07/2015	$10,151	$10,140
08/2015	$10,149	$10,125
09/2015	$10,204	$10,194
10/2015	$10,183	$10,196
11/2015	$10,162	$10,169
12/2015	$10,142	$10,136
01/2016	$10,285	$10,275
02/2016	$10,332	$10,348
03/2016	$10,349	$10,443
04/2016	$10,367	$10,483
05/2016	$10,375	$10,486
06/2016	$10,539	$10,674
07/2016	$10,598	$10,742
08/2016	$10,590	$10,729
09/2016	$10,601	$10,723
10/2016	$10,524	$10,641
11/2016	$10,276	$10,389
12/2016	$10,264	$10,404
01/2017	$10,283	$10,425
02/2017	$10,333	$10,495
03/2017	$10,342	$10,489
04/2017	$10,421	$10,570
05/2017	$10,503	$10,651
06/2017	$10,482	$10,641
07/2017	$10,513	$10,686
08/2017	$10,626	$10,782
09/2017	$10,566	$10,731
10/2017	$10,567	$10,737
11/2017	$10,550	$10,723
12/2017	$10,579	$10,773
01/2018	$10,445	$10,649
02/2018	$10,373	$10,548
03/2018	$10,458	$10,615
04/2018	$10,381	$10,536
05/2018	$10,463	$10,612
06/2018	$10,472	$10,598
07/2018	$10,439	$10,601
08/2018	$10,522	$10,669
09/2018	$10,425	$10,600
10/2018	$10,360	$10,517
11/2018	$10,433	$10,580
12/2018	$10,634	$10,774
01/2019	$10,718	$10,888
02/2019	$10,695	$10,882
03/2019	$10,898	$11,091
04/2019	$10,875	$11,094
05/2019	$11,101	$11,291
06/2019	$11,198	$11,432
07/2019	$11,206	$11,458
08/2019	$11,509	$11,755
09/2019	$11,434	$11,692
10/2019	$11,443	$11,727
11/2019	$11,424	$11,721
12/2019	$11,381	$11,713
01/2020	$11,616	$11,938
02/2020	$11,881	$12,153
03/2020	$11,831	$12,082
04/2020	$12,037	$12,297
05/2020	$12,087	$12,354
06/2020	$12,181	$12,432
07/2020	$12,314	$12,617
08/2020	$12,255	$12,515
09/2020	$12,298	$12,509
10/2020	$12,228	$12,453
11/2020	$12,291	$12,575
12/2020	$12,295	$12,592
01/2021	$12,245	$12,502
02/2021	$12,068	$12,321
03/2021	$11,903	$12,168
04/2021	$12,025	$12,264
05/2021	$12,043	$12,304
06/2021	$12,107	$12,390
07/2021	$12,253	$12,529
08/2021	$12,237	$12,505
09/2021	$12,151	$12,397
10/2021	$12,157	$12,393
11/2021	$12,199	$12,430
12/2021	$12,148	$12,398
01/2022	$11,945	$12,131
02/2022	$11,788	$11,996
03/2022	$11,363	$11,662
04/2022	$10,924	$11,220
05/2022	$10,896	$11,292
06/2022	$10,683	$11,115
07/2022	$10,964	$11,387
08/2022	$10,647	$11,065
09/2022	$10,046	$10,587
10/2022	$9,763	$10,450
11/2022	$10,133	$10,834
12/2022	$10,110	$10,785
01/2023	$10,535	$11,117
02/2023	$10,242	$10,829
03/2023	$10,457	$11,105
04/2023	$10,551	$11,172
05/2023	$10,416	$11,050
06/2023	$10,318	$11,011
07/2023	$10,305	$11,003
08/2023	$10,185	$10,933
09/2023	$9,827	$10,655
10/2023	$9,592	$10,487
11/2023	$10,098	$10,962
12/2023	$10,600	$11,381
01/2024	$10,562	$11,350
02/2024	$10,395	$11,190
03/2024	$10,524	$11,293
04/2024	$10,162	$11,008
05/2024	$10,382	$11,194
06/2024	$10,525	$11,300
07/2024	$10,830	$11,564
08/2024	$11,057	$11,731
09/2024	$11,206	$11,888
10/2024	$10,840	$11,593

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	13.01%	-1.08%	0.81%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,894,033,333
  # of Portfolio Holdings432
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid - Net$7,001,289

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2024

Class N: TGMNX

TSR TGMNX-1024

TCW Securitized Bond Fund

Class P: TGLSX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class P	$47	0.44%

How did the Fund perform last year and what affected its performance?

Relative performance was driven by the Fund’s duration position, which remained longer than the Bloomberg U.S. Aggregate Bond Index throughout the period and benefitted from the decline in rates across the curve. Lower rates and a steeper curve were also conducive to agency MBS (mortgage-backed securities) performance as the sector finished ahead of duration-matched Treasuries by over 200 bps (basis points), driven in large part by a decline in nominal yields and return of demand from both banks and money managers. Non-agency MBS issues in the Fund further benefitted relative performance given the steady cash flows and attractive yields, especially among legacy (pre-2008 vintage) profiles. Elsewhere in securitized markets, exposure to both ABS (asset-backed securities) and CMBS (commercial MBS) was rewarded as both sectors experienced an increase in prices and improvement in valuations alongside ongoing risk-on investor sentiment, particularly CMBS as negative headline risk from early 2023 lightened. From an issue selection standpoint, returns were boosted by the focus on non-agency single asset single borrower CMBS deals, which provided targeted exposure to high-quality collateral offering robust yield premiums. Finally, the securitized emphasis of the Fund and lack of corporate exposure was a modest headwind as valuations across corporate markets continued to improve, highlighted by nearly 440 bps of duration-adjusted outperformance versus Treasuries for the sector.

Fund Performance

	Class P	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,961	$9,941
04/2020	$10,122	$10,118
05/2020	$10,177	$10,165
06/2020	$10,252	$10,229
07/2020	$10,379	$10,382
08/2020	$10,331	$10,298
09/2020	$10,370	$10,292
10/2020	$10,322	$10,246
11/2020	$10,389	$10,347
12/2020	$10,395	$10,361
01/2021	$10,353	$10,287
02/2021	$10,212	$10,138
03/2021	$10,070	$10,012
04/2021	$10,178	$10,091
05/2021	$10,196	$10,124
06/2021	$10,254	$10,195
07/2021	$10,373	$10,309
08/2021	$10,371	$10,289
09/2021	$10,288	$10,200
10/2021	$10,296	$10,197
11/2021	$10,335	$10,228
12/2021	$10,302	$10,201
01/2022	$10,128	$9,982
02/2022	$9,994	$9,870
03/2022	$9,635	$9,596
04/2022	$9,277	$9,232
05/2022	$9,244	$9,291
06/2022	$9,060	$9,146
07/2022	$9,307	$9,369
08/2022	$9,032	$9,104
09/2022	$8,530	$8,711
10/2022	$8,295	$8,598
11/2022	$8,620	$8,914
12/2022	$8,589	$8,874
01/2023	$8,951	$9,147
02/2023	$8,707	$8,911
03/2023	$8,895	$9,137
04/2023	$8,967	$9,192
05/2023	$8,861	$9,092
06/2023	$8,787	$9,060
07/2023	$8,755	$9,054
08/2023	$8,661	$8,996
09/2023	$8,360	$8,767
10/2023	$8,156	$8,629
11/2023	$8,588	$9,020
12/2023	$9,027	$9,365
01/2024	$8,989	$9,339
02/2024	$8,850	$9,207
03/2024	$8,962	$9,292
04/2024	$8,658	$9,057
05/2024	$8,852	$9,211
06/2024	$8,978	$9,298
07/2024	$9,233	$9,515
08/2024	$9,421	$9,652
09/2024	$9,564	$9,781
10/2024	$9,244	$9,539

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	Since Inception 2/28/20
Class P	13.35%	-1.67%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.00%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,894,033,333
  # of Portfolio Holdings432
  Portfolio Turnover Rate328%
  Total Advisory Fees Paid - Net$7,001,289

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	68.6%
Residential Mortgage-Backed Securities - Non-Agency	26.0%
Commercial Mortgage-Backed Securities - Non-Agency	15.1%
Asset-Backed Securities	8.2%
U.S. Treasury Securities	3.0%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(22.9%)

Top Ten Holdings (as a % of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/52	3.0%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 11/01/51	2.7%
U.S. Treasury Notes, 4.13%, due 10/31/26	2.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 04/01/52	2.4%
Government National Mortgage Association, TBA, 5.00%, due 06/01/54	2.0%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/51	2.0%
Federal National Mortgage Association, 2.00%, due 01/01/52	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Government National Mortgage Association, TBA, 4.50%, due 05/01/54	1.5%

Material Fund Changes

The TCW Total Return Bond Fund was renamed the TCW Securitized Bond Fund on August 19, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2024

Class P: TGLSX

TSR TGLSX-1024

TCW Select Equities Fund

Class I: TGCEX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Select Equities Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$97	0.78%

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2024 was driven by positive security selection effects, primarily in the Information Technology, Health Care and Consumer Staples sectors. Rather than anchor to a macro call (soft or hard landing in 2024), the Fund maintained its offensive/uncorrelated growth ballast focused on companies with business model advantages in growing end markets that could adapt under either scenario. Discerning the quality growth companies benefiting from broad secular trends to which the Fund is levered (Artificial Intelligence, Ubiquitous Connectivity, Digital Transformation) contributed to performance during the period. While the lack of market breadth (narrowness) was a hallmark of S&P 500 returns during the year, the Fund’s concentrated portfolio of securities outperformed the broader equity market, despite its underweight the “Magnificent 7*.”  Economic conditions were marked by slowing growth and tighter monetary conditions. As inflation moderated towards the Fed’s 2% mandate (and meaningfully lower from the 9.1% Consumer Price Index clip in mid-2022), the Fed delivered a 50 basis point cut in September. This was the Fed’s first rate cut since 2020 (second longest “pause” on record), and the greatest gain in the S&P 500 in between Fed moves. This also marked the highest forward P/E (Price to Earnings) ratio multiple at the start of a Fed cutting cycle in over 60 years and occurred a scant two months prior to the U.S. election.  *Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla.

Fund Performance

	Class I	S&P 500 Index	Russell 1000® Growth Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,172	$10,269	$10,317
12/2014	$10,171	$10,243	$10,209
01/2015	$9,932	$9,936	$10,053
02/2015	$10,623	$10,507	$10,723
03/2015	$10,496	$10,340	$10,601
04/2015	$10,542	$10,440	$10,654
05/2015	$10,612	$10,574	$10,804
06/2015	$10,670	$10,369	$10,614
07/2015	$11,543	$10,586	$10,974
08/2015	$10,755	$9,948	$10,307
09/2015	$10,415	$9,702	$10,052
10/2015	$11,454	$10,520	$10,918
11/2015	$11,477	$10,551	$10,949
12/2015	$11,411	$10,385	$10,788
01/2016	$10,286	$9,869	$10,186
02/2016	$9,979	$9,856	$10,181
03/2016	$10,506	$10,525	$10,868
04/2016	$10,498	$10,566	$10,769
05/2016	$10,784	$10,755	$10,978
06/2016	$10,627	$10,783	$10,935
07/2016	$11,311	$11,181	$11,451
08/2016	$11,216	$11,196	$11,394
09/2016	$11,158	$11,199	$11,436
10/2016	$10,817	$10,994	$11,167
11/2016	$10,560	$11,401	$11,410
12/2016	$10,490	$11,627	$11,551
01/2017	$11,061	$11,847	$11,941
02/2017	$11,517	$12,318	$12,437
03/2017	$11,814	$12,332	$12,580
04/2017	$12,203	$12,459	$12,868
05/2017	$12,442	$12,634	$13,203
06/2017	$12,473	$12,713	$13,168
07/2017	$12,951	$12,974	$13,518
08/2017	$13,150	$13,014	$13,766
09/2017	$13,212	$13,283	$13,945
10/2017	$13,465	$13,593	$14,485
11/2017	$13,850	$14,009	$14,925
12/2017	$13,931	$14,165	$15,041
01/2018	$15,015	$14,976	$16,107
02/2018	$14,685	$14,424	$15,684
03/2018	$14,518	$14,058	$15,254
04/2018	$14,887	$14,112	$15,308
05/2018	$15,462	$14,451	$15,978
06/2018	$15,613	$14,540	$16,132
07/2018	$16,032	$15,081	$16,606
08/2018	$16,904	$15,573	$17,514
09/2018	$16,921	$15,662	$17,612
10/2018	$15,160	$14,591	$16,037
11/2018	$15,524	$14,888	$16,207
12/2018	$14,240	$13,544	$14,814
01/2019	$15,786	$14,629	$16,145
02/2019	$16,374	$15,099	$16,723
03/2019	$16,968	$15,393	$17,199
04/2019	$17,888	$16,016	$17,976
05/2019	$17,007	$14,998	$16,840
06/2019	$17,999	$16,055	$17,997
07/2019	$18,142	$16,286	$18,403
08/2019	$17,809	$16,028	$18,262
09/2019	$17,620	$16,328	$18,265
10/2019	$18,038	$16,681	$18,779
11/2019	$18,899	$17,287	$19,613
12/2019	$19,369	$17,809	$20,204
01/2020	$20,088	$17,802	$20,656
02/2020	$19,163	$16,336	$19,249
03/2020	$17,114	$14,319	$17,356
04/2020	$19,753	$16,154	$19,924
05/2020	$21,496	$16,923	$21,261
06/2020	$22,400	$17,260	$22,187
07/2020	$23,815	$18,233	$23,894
08/2020	$25,785	$19,544	$26,360
09/2020	$24,790	$18,801	$25,120
10/2020	$24,277	$18,301	$24,267
11/2020	$26,746	$20,305	$26,751
12/2020	$26,987	$21,085	$27,982
01/2021	$26,293	$20,872	$27,775
02/2021	$26,926	$21,448	$27,768
03/2021	$27,063	$22,387	$28,245
04/2021	$29,449	$23,582	$30,167
05/2021	$29,106	$23,747	$29,750
06/2021	$31,384	$24,301	$31,616
07/2021	$32,512	$24,878	$32,658
08/2021	$33,930	$25,635	$33,879
09/2021	$31,956	$24,443	$31,982
10/2021	$34,067	$26,155	$34,752
11/2021	$33,945	$25,974	$34,964
12/2021	$33,962	$27,138	$35,704
01/2022	$30,343	$25,734	$32,639
02/2022	$28,581	$24,963	$31,253
03/2022	$29,226	$25,890	$32,476
04/2022	$24,980	$23,632	$28,554
05/2022	$24,197	$23,676	$27,890
06/2022	$22,547	$21,721	$25,681
07/2022	$24,851	$23,724	$28,763
08/2022	$23,596	$22,757	$27,423
09/2022	$21,026	$20,661	$24,757
10/2022	$22,169	$22,334	$26,204
11/2022	$23,183	$23,582	$27,398
12/2022	$21,609	$22,223	$25,301
01/2023	$23,858	$23,619	$27,409
02/2023	$23,174	$23,043	$27,084
03/2023	$24,614	$23,889	$28,935
04/2023	$24,956	$24,262	$29,221
05/2023	$26,252	$24,367	$30,553
06/2023	$27,786	$25,977	$32,642
07/2023	$28,781	$26,812	$33,742
08/2023	$28,439	$26,385	$33,439
09/2023	$26,780	$25,127	$31,620
10/2023	$26,293	$24,599	$31,170
11/2023	$29,858	$26,845	$34,568
12/2023	$31,187	$28,065	$36,098
01/2024	$32,804	$28,536	$36,999
02/2024	$34,793	$30,060	$39,523
03/2024	$35,410	$31,027	$40,219
04/2024	$33,537	$29,760	$38,513
05/2024	$35,259	$31,236	$40,819
06/2024	$38,062	$32,356	$43,571
07/2024	$36,771	$32,750	$42,830
08/2024	$37,876	$33,545	$43,722
09/2024	$38,597	$34,261	$44,961
10/2024	$38,888	$33,950	$44,812

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	47.90%	16.61%	14.55%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Growth Index	43.77%	18.99%	16.18%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$683,236,759
  # of Portfolio Holdings29
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid - Net$4,083,460

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Information Technology	44.5%
Communication Services	14.0%
Health Care	11.5%
Consumer Discretionary	10.0%
Financials	10.0%
Industrials	3.5%
Consumer Staples	3.3%
Short-Term Investments	2.3%
OtherFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	15.4%
ServiceNow, Inc.	7.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.8%
Mastercard, Inc., Class A	3.5%
Costco Wholesale Corp.	3.3%
Intuitive Surgical, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Select Equities Fund

Annual Shareholder Report — October 31, 2024

Class I: TGCEX

TSR TGCEX-1024

TCW Select Equities Fund

Class N: TGCNX

Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about the TCW Select Equities Fund for the period ended October 31, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$115	0.93%

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2024 was driven by positive security selection effects, primarily in the Information Technology, Health Care and Consumer Staples sectors. Rather than anchor to a macro call (soft or hard landing in 2024), the Fund maintained its offensive/uncorrelated growth ballast focused on companies with business model advantages in growing end markets that could adapt under either scenario. Discerning the quality growth companies benefiting from broad secular trends to which the Fund is levered (Artificial Intelligence, Ubiquitous Connectivity, Digital Transformation) contributed to performance during the period. While the lack of market breadth (narrowness) was a hallmark of S&P 500 returns during the year, the Fund’s concentrated portfolio of securities outperformed the broader equity market, despite its underweight the “Magnificent 7*.”  Economic conditions were marked by slowing growth and tighter monetary conditions. As inflation moderated towards the Fed’s 2% mandate (and meaningfully lower from the 9.1% Consumer Price Index clip in mid-2022), the Fed delivered a 50 basis point cut in September. This was the Fed’s first rate cut since 2020 (second longest “pause” on record), and the greatest gain in the S&P 500 in between Fed moves. This also marked the highest forward P/E (Price to Earnings) ratio multiple at the start of a Fed cutting cycle in over 60 years and occurred a scant two months prior to the U.S. election.  *Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla.

Fund Performance

	Class N	S&P 500 Index	Russell 1000® Growth Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,170	$10,269	$10,317
12/2014	$10,170	$10,243	$10,209
01/2015	$9,924	$9,936	$10,053
02/2015	$10,612	$10,507	$10,723
03/2015	$10,485	$10,340	$10,601
04/2015	$10,530	$10,440	$10,654
05/2015	$10,591	$10,574	$10,804
06/2015	$10,648	$10,369	$10,614
07/2015	$11,516	$10,586	$10,974
08/2015	$10,730	$9,948	$10,307
09/2015	$10,386	$9,702	$10,052
10/2015	$11,422	$10,520	$10,918
11/2015	$11,442	$10,551	$10,949
12/2015	$11,377	$10,385	$10,788
01/2016	$10,250	$9,869	$10,186
02/2016	$9,945	$9,856	$10,181
03/2016	$10,466	$10,525	$10,868
04/2016	$10,458	$10,566	$10,769
05/2016	$10,740	$10,755	$10,978
06/2016	$10,581	$10,783	$10,935
07/2016	$11,257	$11,181	$11,451
08/2016	$11,160	$11,196	$11,394
09/2016	$11,103	$11,199	$11,436
10/2016	$10,758	$10,994	$11,167
11/2016	$10,502	$11,401	$11,410
12/2016	$10,432	$11,627	$11,551
01/2017	$10,995	$11,847	$11,941
02/2017	$11,449	$12,318	$12,437
03/2017	$11,743	$12,332	$12,580
04/2017	$12,126	$12,459	$12,868
05/2017	$12,363	$12,634	$13,203
06/2017	$12,391	$12,713	$13,168
07/2017	$12,860	$12,974	$13,518
08/2017	$13,058	$13,014	$13,766
09/2017	$13,115	$13,283	$13,945
10/2017	$13,361	$13,593	$14,485
11/2017	$13,745	$14,009	$14,925
12/2017	$13,823	$14,165	$15,041
01/2018	$14,891	$14,976	$16,107
02/2018	$14,568	$14,424	$15,684
03/2018	$14,391	$14,058	$15,254
04/2018	$14,763	$14,112	$15,308
05/2018	$15,324	$14,451	$15,978
06/2018	$15,471	$14,540	$16,132
07/2018	$15,885	$15,081	$16,606
08/2018	$16,746	$15,573	$17,514
09/2018	$16,764	$15,662	$17,612
10/2018	$15,013	$14,591	$16,037
11/2018	$15,373	$14,888	$16,207
12/2018	$14,092	$13,544	$14,814
01/2019	$15,622	$14,629	$16,145
02/2019	$16,202	$15,099	$16,723
03/2019	$16,789	$15,393	$17,199
04/2019	$17,695	$16,016	$17,976
05/2019	$16,818	$14,998	$16,840
06/2019	$17,797	$16,055	$17,997
07/2019	$17,934	$16,286	$18,403
08/2019	$17,601	$16,028	$18,262
09/2019	$17,413	$16,328	$18,265
10/2019	$17,826	$16,681	$18,779
11/2019	$18,674	$17,287	$19,613
12/2019	$19,131	$17,809	$20,204
01/2020	$19,842	$17,802	$20,656
02/2020	$18,923	$16,336	$19,249
03/2020	$16,901	$14,319	$17,356
04/2020	$19,490	$16,154	$19,924
05/2020	$21,216	$16,923	$21,261
06/2020	$22,103	$17,260	$22,187
07/2020	$23,502	$18,233	$23,894
08/2020	$25,436	$19,544	$26,360
09/2020	$24,453	$18,801	$25,120
10/2020	$23,933	$18,301	$24,267
11/2020	$26,363	$20,305	$26,751
12/2020	$26,594	$21,085	$27,982
01/2021	$25,911	$20,872	$27,775
02/2021	$26,525	$21,448	$27,768
03/2021	$26,663	$22,387	$28,245
04/2021	$29,007	$23,582	$30,167
05/2021	$28,661	$23,747	$29,750
06/2021	$30,901	$24,301	$31,616
07/2021	$32,008	$24,878	$32,658
08/2021	$33,392	$25,635	$33,879
09/2021	$31,446	$24,443	$31,982
10/2021	$33,521	$26,155	$34,752
11/2021	$33,392	$25,974	$34,964
12/2021	$33,411	$27,138	$35,704
01/2022	$29,839	$25,734	$32,639
02/2022	$28,108	$24,963	$31,253
03/2022	$28,735	$25,890	$32,476
04/2022	$24,556	$23,632	$28,554
05/2022	$23,790	$23,676	$27,890
06/2022	$22,158	$21,721	$25,681
07/2022	$24,427	$23,724	$28,763
08/2022	$23,193	$22,757	$27,423
09/2022	$20,666	$20,661	$24,757
10/2022	$21,780	$22,334	$26,204
11/2022	$22,775	$23,582	$27,398
12/2022	$21,241	$22,223	$25,301
01/2023	$23,445	$23,619	$27,409
02/2023	$22,772	$23,043	$27,084
03/2023	$24,179	$23,889	$28,935
04/2023	$24,515	$24,262	$29,221
05/2023	$25,785	$24,367	$30,553
06/2023	$27,279	$25,977	$32,642
07/2023	$28,250	$26,812	$33,742
08/2023	$27,914	$26,385	$33,439
09/2023	$26,283	$25,127	$31,620
10/2023	$25,810	$24,599	$31,170
11/2023	$29,296	$26,845	$34,568
12/2023	$30,592	$28,065	$36,098
01/2024	$32,187	$28,536	$36,999
02/2024	$34,127	$30,060	$39,523
03/2024	$34,731	$31,027	$40,219
04/2024	$32,891	$29,760	$38,513
05/2024	$34,573	$31,236	$40,819
06/2024	$37,317	$32,356	$43,571
07/2024	$36,053	$32,750	$42,830
08/2024	$37,130	$33,545	$43,722
09/2024	$37,820	$34,261	$44,961
10/2024	$38,107	$33,950	$44,812

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	47.65%	16.41%	14.31%
S&P 500 Index	38.02%	15.26%	13.00%
Russell 1000® Growth Index	43.77%	18.99%	16.18%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$683,236,759
  # of Portfolio Holdings29
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid - Net$4,083,460

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Information Technology	44.5%
Communication Services	14.0%
Health Care	11.5%
Consumer Discretionary	10.0%
Financials	10.0%
Industrials	3.5%
Consumer Staples	3.3%
Short-Term Investments	2.3%
OtherFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(0.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	15.4%
ServiceNow, Inc.	7.1%
Alphabet, Inc., Class C	7.0%
Microsoft Corp.	6.7%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.8%
Mastercard, Inc., Class A	3.5%
Costco Wholesale Corp.	3.3%
Intuitive Surgical, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Select Equities Fund

Annual Shareholder Report — October 31, 2024

Class N: TGCNX

TSR TGCNX-1024

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has made no material changes to its code of ethics.

(d)	The Registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Directors (the “Board”) has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)	The audit committee financial experts are Victoria B. Rogers, Robert Rooney, and Michael Swell. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

The firm of Deloitte & Touche LLP (“Deloitte”) serves as the independent registered public accounting firm for the Registrant.

(a)	Audit Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed for professional services rendered by Deloitte for the audit of the Registrant’s annual financial statements or for services that are normally provided by Deloitte in connection with statutory and regulatory filings or engagements were:

2024	2023
$317,000	$522,274

(b) Audit-Related Fees

For the fiscal years October 31, 2024 and October 31, 2023, the aggregate fees billed for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements and that are not reported under Audit Fees above were:

2024	2023
$0	$0

(c)	Tax Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed for tax compliance, tax advice and tax planning by Deloitte were:

2024	2023
$52,140	$103,506

These services consisted of tax return review, tax advice and tax planning.

(d)	All Other Fees

For the fiscal years ended October 31, 2024 and October 31, 2023, the aggregate fees billed by Deloitte to the Registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were:

2024	2023
$6,561	$9,450

Fees were for Passive Foreign Investment Company analysis.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0% for the fiscal years ended October 31, 2023 and October 31, 2024, respectively.

(f)	Not applicable.

(g)	For the fiscal years ended October 31, 2024 and October 31, 2023, aggregate non-audit fees billed by Deloitte for services rendered to the Registrant were:

2024	2023
$58,701	$112,956

For the twelve month periods ended October 31, 2024 and October 31, 2023, aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $331,979 and $554,743, respectively.

(h)	Not Applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

EQUITY FUNDS

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

TCW Funds, Inc.

TCW Conservative Allocation Fund

Schedule of Investments	October 31, 2024

Issues	Shares	Value

INVESTMENT COMPANIES — 99.7%

Diversified Equity Funds — 19.2%

TCW Global Real Estate Fund — I Class (1)	103,244	$1,299,842

TCW Relative Value Large Cap Fund — I Class (1)	190,297	3,136,088

TCW Relative Value Mid Cap Fund — I Class (1)	5,368	163,066

TCW Select Equities Fund — I Class (1)	51,838	1,732,949

		6,331,945

Diversified Fixed Income Funds — 66.0%

TCW Emerging Markets Income Fund — I Class (1)	31,569	208,039

TCW Global Bond Fund — I Class (1)	136,292	1,123,044

TCW MetWest High Yield Bond Fund — I Class (1)	17,580	164,199

TCW MetWest Low Duration Bond Fund — I Class (1)	161,041	1,343,078

TCW MetWest Total Return Bond Fund — I Class (1)	791,634	7,140,535

TCW MetWest Unconstrained Bond Fund — I Class (1)	324,688	3,347,535

TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund) — I Class (1)	1,071,414	8,410,602

		21,737,032

Exchange-Traded Funds — 13.5%

iShares Gold Trust (2)	7,055	365,731

iShares MSCI EAFE ETF	5,280	418,282

TCW Artificial Intelligence ETF (1)	5,812	157,796

TCW Compounders ETF (1)	87,434	3,184,346

TCW Transform Supply Chain ETF (1)	2,470	161,305

TCW Transform Systems ETF (1)	2,370	172,891

		4,460,351

Issues	Shares	Value

Exchange-Traded Notes — 1.0%

iPath Bloomberg Commodity Index Total Return ETN (2)	10,520	$334,010

Total Exchange-traded Notes		334,010

Total Investment Companies

(Cost: $29,834,811)		32,863,338

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (3)	88,949	88,949

Total Money Market Investments

(Cost: $88,949)		88,949

Total Investments (100.0%)

(Cost: $29,923,760)		32,952,287

Liabilities In Excess Of Other Assets (0.0%)		(1,595)

Net Assets (100.0%)		$32,950,692

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange-Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of October 31, 2024.

See accompanying Notes to Financial Statements.

1

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF
	$—	$140,863	$257,850	5,812	$157,796	$—	$—	$170,007	$104,776
TCW Artificial Intelligence Equity Fund—I Class
	288,774	—	145,071	—	—	—	—	(140,107)	(3,596)
TCW Compounders ETF
	—	1,240,769	33,437	87,434	3,184,346	675	—	27,950	1,949,064
TCW Emerging Markets Income Fund—I Class
	365,767	19,311	222,520	31,569	208,039	18,687	—	(31,383)	76,864
TCW Enhanced Commodity Strategy Fund—I Class
	683,702	23,731	688,826	—	—	23,731	—	(40,228)	21,621
TCW Global Bond Fund—I Class
	958,033	130,677	40,482	136,292	1,123,044	32,808	—	(9,381)	84,197
TCW Global Real Estate Fund—I Class
	1,149,963	219,538	447,119	103,244	1,299,842	27,115	—	63,449	314,011
TCW MetWest High Yield Bond Fund—I Class
	292,786	14,664	162,049	17,580	164,199	14,358	—	(2,818)	21,616
TCW MetWest Low Duration Bond Fund—I Class
	1,696,769	247,164	665,962	161,041	1,343,078	78,455	—	(29,077)	94,184
TCW MetWest Total Return Bond Fund—I Class
	5,502,102	1,642,213	369,132	791,634	7,140,535	281,406	—	(82,616)	447,968
TCW MetWest Unconstrained Bond Fund—I Class
	2,593,970	2,188,389	1,526,150	324,688	3,347,535	146,239	—	(231,579)	322,905
TCW New America Premier Equities Fund—I Class
	2,780,908	3,805	1,706,880	—	—	3,805	—	265,145	(1,342,978)
TCW Relative Value Large Cap Fund—I Class
	2,197,046	690,877	499,666	190,297	3,136,088	37,293	90,114	40,668	707,163
TCW Relative Value Mid Cap Fund—I Class
	372,130	502,532	833,399	5,368	163,066	4,335	8,585	82,684	39,119
TCW Select Equities Fund—I Class
	2,201,355	282,019	1,427,018	51,838	1,732,949	—	248,194	390,216	286,377
TCW Securitized Bond Fund (formerly Total Return Bond Fund)—I Class
	5,181,172	3,406,514	456,421	1,071,414	8,410,602	479,006	—	(109,168)	388,505
TCW Transform Supply Chain ETF
	—	162,057	—	2,470	161,305	—	—	—	(752)
TCW Transform Systems ETF
	—	163,028	—	2,370	172,891	145	—	—	9,863

Total					$31,745,315	$1,148,058	$346,893	$363,762	$3,520,907

See accompanying Notes to Financial Statements.

2

TCW Conservative Allocation Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$32,863,338	$—	$—	$32,863,338
Money Market Investments	88,949	—	—	88,949

Total Investments	$32,952,287	$—	$—	$32,952,287

See accompanying Notes to Financial Statements.

3

TCW Global Real Estate Fund

Schedule of Investments

Issues	Shares	Value

COMMON STOCK — 97.0% of Net Assets

Australia — 7.8%

Dexus	223,254	$1,042,848

Goodman Group	61,353	1,458,177

Mirvac Group	502,806	699,580

Total Australia

(Cost: $2,803,866)		3,200,605

Belgium — 2.0% (Cost: $844,232)

Shurgard Self Storage Ltd.	19,206	820,893

Canada — 5.1%

BSR Real Estate Investment Trust	67,712	876,193

Killam Apartment Real Estate Investment Trust	91,983	1,233,963

Total Canada

(Cost: $2,270,675)		2,110,156

Japan — 4.3%

Mitsubishi Estate Co. Ltd.	61,400	905,690

Mitsui Fudosan Co. Ltd.	103,900	884,270

Total Japan

(Cost: $1,716,088)		1,789,960

Singapore — 2.0% (Cost: $924,831)

CapitaLand Ascendas REIT	414,000	837,452

Spain — 6.4%

Cellnex Telecom SA (1)	37,428	1,371,918

Merlin Properties Socimi SA	113,345	1,262,296

Total Spain

(Cost: $2,811,773)		2,634,214

United Kingdom — 2.9% (Cost: $1,360,254)

Segro PLC	118,481	1,196,955

United States — 66.5%

American Homes 4 Rent	18,455	650,354

American Tower Corp.	7,703	1,644,899

Americold Realty Trust, Inc.	61,787	1,586,690

CBRE Group, Inc. (1)	10,042	1,315,201

Cousins Properties, Inc.	30,670	939,422

Crown Castle, Inc.	6,341	681,594

Digital Realty Trust, Inc.	10,773	1,920,072

DR Horton, Inc.	4,313	728,897

Equinix, Inc.	1,179	1,070,626

Issues	Shares	Value

United States (Continued)

Gaming & Leisure Properties, Inc.	21,056	$1,056,801

Innovative Industrial Properties, Inc.	7,703	995,151

Jones Lang LaSalle, Inc. (1)	2,740	742,430

LXP Industrial Trust	68,381	645,517

Mid-America Apartment Communities, Inc.	8,472	1,282,152

NexPoint Residential Trust, Inc.	33,542	1,397,024

PotlatchDeltic Corp.	40,991	1,703,996

Prologis, Inc.	16,526	1,866,446

Simon Property Group, Inc.	4,150	701,848

Toll Brothers, Inc.	5,311	777,743

Travel & Leisure Co.	23,241	1,111,152

VICI Properties, Inc.	32,504	1,032,327

Welltower, Inc.	14,362	1,937,147

Weyerhaeuser Co.	30,428	948,136

Wyndham Hotels & Resorts, Inc.	7,208	636,611

Total United States

(Cost: $25,275,926)		27,372,236

Total Common Stock

(Cost: $38,007,645)		39,962,471

MONEY MARKET INVESTMENTS — 3.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (2)	1,429,099	1,429,099

Total Money Market Investments

(Cost: $1,429,099)		1,429,099

Total Investments (100.5%)

(Cost: $39,436,744)		41,391,570

Liabilities In Excess Of Other Assets (-0.5%)		(222,714)

Net Assets (100.0%)		$41,168,856

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2024.

See accompanying Notes to Financial Statements.

4

TCW Global Real Estate Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Industrial REITs	$4,098,653	$3,492,584	$—	$7,591,237
Specialized REITs	6,434,383	—	—	6,434,383
Diversified REITs	1,645,505	1,961,876	—	3,607,381
Multi-Family Residential REITs	2,516,115	876,193	—	3,392,308
Real Estate Services	2,057,631	—	—	2,057,631
Office REITs	939,422	1,042,848	—	1,982,270
Health Care REITs	1,937,147	—	—	1,937,147
Data Center REITs	1,920,072	—	—	1,920,072
Diversified Real Estate Activities	—	1,789,960	—	1,789,960
Timber REITs	1,703,996	—	—	1,703,996
Homebuilding	1,506,640	—	—	1,506,640
Single-Family Residential REITs	1,397,024	—	—	1,397,024
Wireless Telecommunication Services	—	1,371,918	—	1,371,918
Hotels, Resorts & Cruise Lines	1,111,152	—	—	1,111,152
Self Storage REITs	—	820,893	—	820,893
Retail REITs	701,848	—	—	701,848
Hotel & Resort REITs	636,611	—	—	636,611

Total Common Stock	28,606,199	11,356,272	—	39,962,471

Money Market Investments	1,429,099	—	—	1,429,099

Total Investments	$30,035,298	$11,356,272	$—	$41,391,570

See accompanying Notes to Financial Statements.

5

TCW Relative Value Large Cap Fund

Schedule of Investments

Issues	Shares	Value

COMMON STOCK — 98.0% of Net Assets

Aerospace & Defense — 4.8%

General Electric Co.	91,898	$15,786,239

Textron, Inc.	78,936	6,348,033

		22,134,272

Air Freight & Logistics — 0.7%

United Parcel Service, Inc. — Class B	24,933	3,342,518

Automobiles — 1.9%

General Motors Co.	173,267	8,795,033

Banks — 5.5%

JPMorgan Chase & Co.	81,245	18,029,890

Wells Fargo & Co.	113,682	7,380,236

		25,410,126

Beverages — 2.2%

PepsiCo, Inc.	60,869	10,109,123

Biotechnology — 5.2%

AbbVie, Inc.	58,635	11,953,918

Amgen, Inc.	36,689	11,746,350

		23,700,268

Building Products — 3.0%

Carlisle Cos., Inc.	10,290	4,344,747

Johnson Controls International PLC (Ireland)	126,206	9,534,863

		13,879,610

Capital Markets — 12.6%

Ameriprise Financial, Inc.	18,884	9,636,505

Bank of New York Mellon Corp.	173,091	13,044,138

Blackstone, Inc.	11,212	1,880,813

Intercontinental Exchange, Inc.	94,568	14,740,314

KKR & Co., Inc.	44,025	6,086,016

Morgan Stanley	104,918	12,196,718

		57,584,504

Chemicals — 2.3%

Corteva, Inc.	35,974	2,191,536

DuPont de Nemours, Inc.	102,933	8,542,410

		10,733,946

Consumer Staples Distribution & Retail — 1.7%

Target Corp.	52,047	7,809,132

Diversified Telecommunication Services — 1.1%

AT&T, Inc.	227,382	5,125,190

Electrical Equipment — 2.7%

GE Vernova, Inc. (1)	21,182	6,389,762

nVent Electric PLC (Ireland)	82,610	6,160,228

		12,549,990

Issues	Shares	Value

Electronic Equipment, Instruments & Components — 1.7%

Flex Ltd. (1)	225,879	$7,831,225

Energy Equipment & Services — 1.7%

Baker Hughes Co.	207,819	7,913,747

Entertainment — 2.0%

Walt Disney Co.	94,403	9,081,569

Financial Services — 4.5%

Apollo Global Management, Inc.	60,315	8,640,727

Fiserv, Inc. (1)	59,698	11,814,234

		20,454,961

Health Care Equipment & Supplies — 1.7%

GE HealthCare Technologies, Inc.	86,693	7,572,634

Health Care Providers & Services — 3.9%

Elevance Health, Inc.	9,538	3,870,139

McKesson Corp.	27,527	13,779,741

		17,649,880

Household Durables — 3.5%

Lennar Corp.	93,307	15,890,182

Independent Power and Renewable Electricity Producers — 1.3%

AES Corp.	372,052	6,135,137

Insurance — 2.2%

MetLife, Inc.	126,405	9,912,680

IT Services — 4.4%

International Business Machines Corp.	97,521	20,159,541

Machinery — 1.6%

Xylem, Inc.	59,138	7,201,826

Media — 2.1%

Comcast Corp.	214,685	9,375,294

Metals & Mining — 1.3%

Freeport-McMoRan, Inc.	135,804	6,113,896

Multi-Utilities — 1.5%

NiSource, Inc.	198,665	6,985,061

Oil, Gas & Consumable Fuels — 2.8%

Exxon Mobil Corp.	98,060	11,451,447

Marathon Petroleum Corp.	8,426	1,225,730

		12,677,177

Pharmaceuticals — 2.6%

Merck & Co., Inc.	38,172	3,905,759

Novartis AG (SP ADR) (Switzerland)	73,639	7,982,468

		11,888,227

Real Estate Management & Development — 1.1%

Jones Lang LaSalle, Inc. (1)	19,029	5,156,098

Retail REITs — 2.2%

Simon Property Group, Inc.	58,402	9,876,946

See accompanying Notes to Financial Statements.

6

TCW Relative Value Large Cap Fund

Schedule of Investments	October 31, 2024

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 3.5%

Broadcom, Inc.	93,626	$15,894,886

Software — 1.5%

Salesforce, Inc.	24,111	7,025,222

Specialty Retail — 2.9%

Best Buy Co., Inc.	63,934	5,781,551

Dick’s Sporting Goods, Inc.	38,581	7,552,231

		13,333,782

Technology Hardware, Storage & Peripherals — 3.8%

NetApp, Inc.	78,127	9,008,824

Seagate Technology Holdings PLC	83,846	8,415,623

		17,424,447

Textiles, Apparel & Luxury Goods — 0.5%

Tapestry, Inc.	46,946	2,227,588

Total Common Stock

(Cost: $252,132,672)		448,955,718

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 1.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (2)	8,197,010	$8,197,010

Total Money Market Investments

(Cost: $8,197,010)		8,197,010

Total Investments (99.8%)

(Cost: $260,329,682)		457,152,728

Excess Of Other Assets Over Liabilities (0.2%)		1,032,911

Net Assets (100.0%)		$458,185,639

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2024.

See accompanying Notes to Financial Statements.

7

TCW Relative Value Large Cap Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$57,584,504	$—	$—	$57,584,504
Banks	25,410,126	—	—	25,410,126
Biotechnology	23,700,268	—	—	23,700,268
Aerospace & Defense	22,134,272	—	—	22,134,272
Financial Services	20,454,961	—	—	20,454,961
IT Services	20,159,541	—	—	20,159,541
Health Care Providers & Services	17,649,880	—	—	17,649,880
Technology Hardware, Storage & Peripherals	17,424,447	—	—	17,424,447
Semiconductors & Semiconductor Equipment	15,894,886	—	—	15,894,886
Household Durables	15,890,182	—	—	15,890,182
Building Products	13,879,610	—	—	13,879,610
Specialty Retail	13,333,782	—	—	13,333,782
Oil, Gas & Consumable Fuels	12,677,177	—	—	12,677,177
Electrical Equipment	12,549,990	—	—	12,549,990
Pharmaceuticals	11,888,227	—	—	11,888,227
Chemicals	10,733,946	—	—	10,733,946
Beverages	10,109,123	—	—	10,109,123
Insurance	9,912,680	—	—	9,912,680
Retail REITs	9,876,946	—	—	9,876,946
Media	9,375,294	—	—	9,375,294
Entertainment	9,081,569	—	—	9,081,569
Automobiles	8,795,033	—	—	8,795,033
Energy Equipment & Services	7,913,747	—	—	7,913,747
Electronic Equipment, Instruments & Components	7,831,225	—	—	7,831,225
Consumer Staples Distribution & Retail	7,809,132	—	—	7,809,132
Health Care Equipment & Supplies	7,572,634	—	—	7,572,634
Machinery	7,201,826	—	—	7,201,826
Software	7,025,222	—	—	7,025,222
Multi-Utilities	6,985,061	—	—	6,985,061
Independent Power and Renewable Electricity Producers	6,135,137	—	—	6,135,137
Metals & Mining	6,113,896	—	—	6,113,896
Real Estate Management & Development	5,156,098	—	—	5,156,098
Diversified Telecommunication Services	5,125,190	—	—	5,125,190
Air Freight & Logistics	3,342,518	—	—	3,342,518
Textiles, Apparel & Luxury Goods	2,227,588	—	—	2,227,588

Total Common Stock	448,955,718	—	—	448,955,718

Money Market Investments	8,197,010	—	—	8,197,010

Total Investments	$457,152,728	$—	$—	$457,152,728

See accompanying Notes to Financial Statements.

8

TCW Relative Value Mid Cap Fund

Schedule of Investments	October 31, 2024

Issues	Shares	Value

COMMON STOCK — 97.0% of Net Assets

Aerospace & Defense — 2.2%

Textron, Inc.	24,907	$2,003,021

Air Freight & Logistics — 3.9%

CH Robinson Worldwide, Inc.	13,812	1,423,188

FedEx Corp.	7,707	2,110,562

		3,533,750

Banks — 6.7%

First Citizens BancShares, Inc.	490	949,302

Popular, Inc.	41,173	3,673,867

Western Alliance Bancorp	17,949	1,493,536

		6,116,705

Broadline Retail — 1.4%

eBay, Inc.	22,125	1,272,409

Capital Markets — 2.1%

Interactive Brokers Group, Inc.	12,280	1,873,682

Chemicals — 3.0%

Corteva, Inc.	18,085	1,101,738

DuPont de Nemours, Inc.	20,331	1,687,270

		2,789,008

Construction & Engineering — 2.2%

Arcosa, Inc.	21,891	2,049,873

Consumer Finance — 1.7%

OneMain Holdings, Inc.	30,340	1,506,988

Consumer Staples Distribution & Retail — 1.9%

Sprouts Farmers Market, Inc. (1)	13,503	1,734,190

Electronic Equipment, Instruments & Components — 5.2%

Avnet, Inc.	30,769	1,667,987

Flex Ltd. (1)	88,559	3,070,341

		4,738,328

Energy Equipment & Services — 3.4%

Baker Hughes Co.	42,302	1,610,860

NOV, Inc.	55,896	866,947

TechnipFMC PLC	23,954	639,332

		3,117,139

Financial Services — 11.1%

Apollo Global Management, Inc.	29,206	4,184,051

Corpay, Inc. (1)	8,937	2,946,708

Equitable Holdings, Inc.	67,386	3,055,281

		10,186,040

Health Care Providers & Services — 2.3%

Centene Corp. (1)	18,262	1,136,992

Henry Schein, Inc. (1)	14,091	989,611

		2,126,603

Issues	Shares	Value

Health Care REITs — 2.5%

Welltower, Inc.	16,775	$2,262,612

Hotels, Restaurants & Leisure — 1.6%

Darden Restaurants, Inc.	2,169	347,084

Travel & Leisure Co.	23,846	1,140,077

		1,487,161

Household Durables — 5.3%

Lennar Corp.	6,937	1,181,371

Toll Brothers, Inc.	24,896	3,645,770

		4,827,141

Independent Power and Renewable Electricity Producers — 1.4%

AES Corp.	79,294	1,307,558

Insurance — 4.8%

Arch Capital Group Ltd. (1)	35,965	3,544,710

Assured Guaranty Ltd.	9,702	809,729

		4,354,439

Machinery — 3.7%

AGCO Corp.	1,994	199,081

Manitowoc Co., Inc. (1)	18,530	173,070

Westinghouse Air Brake Technologies Corp.	16,266	3,057,683

		3,429,834

Marine Transportation — 1.6%

Kirby Corp. (1)	13,103	1,503,700

Media — 2.2%

Interpublic Group of Cos., Inc.	29,944	880,354

Omnicom Group, Inc.	11,430	1,154,430

		2,034,784

Metals & Mining — 1.3%

Freeport-McMoRan, Inc.	27,174	1,223,373

Multi-Utilities — 3.9%

NiSource, Inc.	63,274	2,224,714

Sempra	16,472	1,373,270

		3,597,984

Oil, Gas & Consumable Fuels — 2.6%

ConocoPhillips	6,671	730,741

Expand Energy Corp.	5,895	499,425

Marathon Petroleum Corp.	6,265	911,370

Range Resources Corp.	7,708	231,471

		2,373,007

Passenger Airlines — 2.1%

United Airlines Holdings, Inc. (1)	24,281	1,900,231

Personal Care Products — 1.3%

Coty, Inc. (1)	154,948	1,152,813

See accompanying Notes to Financial Statements.

9

TCW Relative Value Mid Cap Fund

Schedule of Investments (Continued)

Issues	Shares	Value

Pharmaceuticals — 1.0%

Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel) (1)	47,176	$869,925

Professional Services — 1.6%

Jacobs Solutions, Inc.	10,331	1,452,332

Real Estate Management & Development — 3.8%

Jones Lang LaSalle, Inc. (1)	12,911	3,498,365

Retail REITs — 1.4%

Curbline Properties Corp. (1)	57,655	1,304,733

Semiconductors & Semiconductor Equipment — 1.3%

Analog Devices, Inc.	4,598	1,025,860

Qorvo, Inc. (1)	2,772	197,533

		1,223,393

Specialty Retail — 3.4%

Dick’s Sporting Goods, Inc.	6,663	1,304,282

Gap, Inc.	39,186	813,893

Guess?, Inc.	22,546	383,057

Williams-Sonoma, Inc.	4,370	586,148

		3,087,380

Technology Hardware, Storage & Peripherals — 1.8%

Seagate Technology Holdings PLC	16,745	1,680,696

Issues	Shares	Value

Textiles, Apparel & Luxury Goods — 1.3%

Tapestry, Inc.	25,399	$1,205,183

Total Common Stock

(Cost: $52,421,896)		88,824,380

MONEY MARKET INVESTMENTS — 3.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (2)	3,046,973	3,046,973

		3,046,973

Total Money Market Investments

(Cost: $3,046,973)		3,046,973

Total Investments (100.3%)

(Cost: $55,468,869)		91,871,353

Liabilities In Excess Of Other Assets (-0.3%)		(234,531)

Net Assets (100.0%)		$91,636,822

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2024.

See accompanying Notes to Financial Statements.

10

TCW Relative Value Mid Cap Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Financial Services	$10,186,040	$—	$—	$10,186,040
Banks	6,116,705	—	—	6,116,705
Household Durables	4,827,141	—	—	4,827,141
Electronic Equipment, Instruments & Components	4,738,328	—	—	4,738,328
Insurance	4,354,439	—	—	4,354,439
Multi-Utilities	3,597,984	—	—	3,597,984
Air Freight & Logistics	3,533,750	—	—	3,533,750
Real Estate Management & Development	3,498,365	—	—	3,498,365
Machinery	3,429,834	—	—	3,429,834
Energy Equipment & Services	3,117,139	—	—	3,117,139
Specialty Retail	3,087,380	—	—	3,087,380
Chemicals	2,789,008	—	—	2,789,008
Oil, Gas & Consumable Fuels	2,373,007	—	—	2,373,007
Health Care REITs	2,262,612	—	—	2,262,612
Health Care Providers & Services	2,126,603	—	—	2,126,603
Construction & Engineering	2,049,873	—	—	2,049,873
Media	2,034,784	—	—	2,034,784
Aerospace & Defense	2,003,021	—	—	2,003,021
Passenger Airlines	1,900,231	—	—	1,900,231
Capital Markets	1,873,682	—	—	1,873,682
Consumer Staples Distribution & Retail	1,734,190	—	—	1,734,190
Technology Hardware, Storage & Peripherals	1,680,696	—	—	1,680,696
Consumer Finance	1,506,988	—	—	1,506,988
Marine Transportation	1,503,700	—	—	1,503,700
Hotels, Restaurants & Leisure	1,487,161	—	—	1,487,161
Professional Services	1,452,332	—	—	1,452,332
Independent Power and Renewable Electricity Producers	1,307,558	—	—	1,307,558
Retail REITs	1,304,733	—	—	1,304,733
Broadline Retail	1,272,409	—	—	1,272,409
Semiconductors & Semiconductor Equipment	1,223,393	—	—	1,223,393
Metals & Mining	1,223,373	—	—	1,223,373
Textiles, Apparel & Luxury Goods	1,205,183	—	—	1,205,183
Personal Care Products	1,152,813	—	—	1,152,813
Pharmaceuticals	869,925	—	—	869,925

Total Common Stock	88,824,380	—	—	88,824,380

Money Market Investments	3,046,973	—	—	3,046,973

Total Investments	$91,871,353	$—	$—	$91,871,353

See accompanying Notes to Financial Statements.

11

TCW Select Equities Fund

Schedule of Investments

Issues	Shares	Value

COMMON STOCK — 98.2% of Net Assets

Aerospace & Defense — 1.5%

General Electric Co.	59,484	$10,218,161

Broadline Retail — 6.4%

Amazon.com, Inc. (1)	234,633	43,735,591

Capital Markets — 2.7%

S&P Global, Inc.	37,975	18,241,671

Commercial Services & Supplies — 2.0%

Waste Connections, Inc. (Canada)	78,510	13,876,642

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	25,816	22,567,831

Financial Services — 7.3%

Mastercard, Inc.	47,349	23,655,087

Visa, Inc.	90,794	26,316,641

		49,971,728

Health Care Equipment & Supplies — 6.7%

Boston Scientific Corp. (1)	214,159	17,993,639

Dexcom, Inc. (1)	114,913	8,099,069

Intuitive Surgical, Inc. (1)	38,968	19,633,637

		45,726,345

Health Care Providers & Services — 2.7%

UnitedHealth Group, Inc.	32,545	18,371,652

Interactive Media & Services — 11.7%

Alphabet, Inc. — Class C	276,595	47,765,191

Meta Platforms, Inc.	56,973	32,336,735

		80,101,926

IT Services — 4.0%

Gartner, Inc. (1)	27,791	13,964,977

Shopify, Inc. (1)	171,266	13,394,714

		27,359,691

Media — 2.3%

Trade Desk, Inc. (1)	129,974	15,624,175

Pharmaceuticals — 2.1%

Zoetis, Inc.	80,627	14,414,495

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 17.3%

ASML Holding NV (Netherlands)	19,159	$12,885,385

NVIDIA Corp.	790,005	104,881,064

		117,766,449

Software — 23.2%

Adobe, Inc. (1)	28,684	13,713,247

Cadence Design Systems, Inc. (1)	53,736	14,837,584

Crowdstrike Holdings, Inc. (1)	60,958	18,096,601

Microsoft Corp.	112,399	45,673,334

Palo Alto Networks, Inc. (1)	48,950	17,638,154

ServiceNow, Inc. (1)	51,783	48,313,021

		158,271,941

Specialized REITs — 1.4%

American Tower Corp.	45,622	9,742,122

Specialty Retail — 3.6%

Home Depot, Inc.	22,217	8,747,944

O’Reilly Automotive, Inc. (1)	13,777	15,886,810

		24,634,754

Total Common Stock

(Cost: $224,407,081)		670,625,174

MONEY MARKET INVESTMENTS — 2.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (2)	15,796,891	15,796,891

Total Money Market Investments

(Cost: $15,796,891)		15,796,891

Total Investments (100.5%)

(Cost: $240,203,972)		686,422,065

Liabilities In Excess Of Other Assets (-0.5%)		(3,185,306)

Net Assets (100.0%)		$683,236,759

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2024.

See accompanying Notes to Financial Statements.

12

TCW Select Equities Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Software	$158,271,941	$—	$—	$158,271,941
Semiconductors & Semiconductor Equipment	117,766,449	—	—	117,766,449
Interactive Media & Services	80,101,926	—	—	80,101,926
Financial Services	49,971,728	—	—	49,971,728
Health Care Equipment & Supplies	45,726,345	—	—	45,726,345
Broadline Retail	43,735,591	—	—	43,735,591
IT Services	27,359,691	—	—	27,359,691
Specialty Retail	24,634,754	—	—	24,634,754
Consumer Staples Distribution & Retail	22,567,831	—	—	22,567,831
Health Care Providers & Services	18,371,652	—	—	18,371,652
Capital Markets	18,241,671	—	—	18,241,671
Media	15,624,175	—	—	15,624,175
Pharmaceuticals	14,414,495	—	—	14,414,495
Commercial Services & Supplies	13,876,642	—	—	13,876,642
Aerospace & Defense	10,218,161	—	—	10,218,161
Specialized REITs	9,742,122	—	—	9,742,122

Total Common Stock	670,625,174	—	—	670,625,174

Money Market Investments	15,796,891	—	—	15,796,891

Total Investments	$686,422,065	$—	$—	$686,422,065

See accompanying Notes to Financial Statements.

13

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2024

	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW Relative Value Large Cap Fund
ASSETS
Investments, at Value (1)	$1,206,972		$41,391,570	$457,152,728
Investment in Affiliated Issuers, at Value	31,745,315	(2)	—	—
Receivable for Securities Sold	—		3,162	1,373,099
Receivable for Fund Shares Sold	—		87,822	170,117
Interest and Dividends Receivable	52,880		27,243	434,853
Foreign Tax Reclaims Receivable	—		18,161	258,326
Receivable from Investment Advisor	2,662		19,822	102,532
Prepaid Expenses	26,782		27,687	36,885

Total Assets	33,034,611		41,575,467	459,528,540

LIABILITIES
Payable for Securities Purchased	—		293,804	690,994
Payable for Fund Shares Redeemed	—		2,288	110,157
Accrued Directors’ Fees and Expenses	19,335		19,336	22,791
Deferred Accrued Directors’ Fees and Expenses	7,287		7,287	7,287
Accrued Management Fees	—		27,743	238,027
Accrued Distribution Fees	116		2,223	47,639
Transfer Agent Fees Payable	7,235		9,519	60,821
Administration Fee Payable	6,961		6,871	24,036
Audit Fees Payable	14,629		17,958	38,771
Accounting Fees Payable	2,304		2,467	11,108
Custodian Fees Payable	6,563		4,892	23,248
Legal Fees Payable	960		863	51,314
Other Accrued Expenses	18,529		11,360	16,708

Total Liabilities	83,919		406,611	1,342,901

NET ASSETS	$32,950,692		$41,168,856	$458,185,639

NET ASSETS CONSIST OF:
Paid-in Capital	$28,788,372		$46,913,050	$236,266,682
Accumulated Earnings (Loss)	4,162,320		(5,744,194)	221,918,957

NET ASSETS	$32,950,692		$41,168,856	$458,185,639

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$32,411,930		$31,080,732	$238,896,936
N Class Share	$538,762		$10,088,124	$219,288,703
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	2,651,802		2,468,910	14,494,503
N Class Share	43,997		802,329	13,362,875
NET ASSET VALUE PER SHARE: (4)
I Class Share	$12.22		$12.59	$16.48
N Class Share	$12.25		$12.57	$16.41

(1)

The identified cost for the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW Relative Value Large Cap Fund at October 31, 2024 was $1,014,239, $39,436,744 and $260,329,682, respectively.

(2)	The identified cost for the TCW Conservative Allocation Fund at October 31, 2024 was $28,909,521.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

14

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2024

	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$91,871,353	$686,422,065
Receivable for Securities Sold	107,047	—
Receivable for Fund Shares Sold	180	303,305
Interest and Dividends Receivable	38,021	149,433
Receivable from Investment Advisor	18,247	22,655
Prepaid Expenses	25,112	25,768

Total Assets	92,059,960	686,923,226

LIABILITIES
Payable for Securities Purchased	256,970	2,414,597
Payable for Fund Shares Redeemed	1	489,397
Accrued Directors’ Fees and Expenses	19,311	19,025
Deferred Accrued Directors’ Fees and Expenses	7,287	7,287
Accrued Management Fees	55,327	382,991
Accrued Distribution Fees	3,142	29,498
Transfer Agent Fees Payable	23,619	139,206
Administration Fee Payable	8,497	25,083
Audit Fees Payable	19,830	21,303
Accounting Fees Payable	3,514	48,191
Custodian Fees Payable	10,264	51,337
Legal Fees Payable	2,594	19,817
Other Accrued Expenses	12,782	38,735

Total Liabilities	423,138	3,686,467

NET ASSETS	$91,636,822	$683,236,759

NET ASSETS CONSIST OF:
Paid-in Capital	$47,089,496	$137,766,428
Accumulated Earnings (Loss)	44,547,326	545,470,331

NET ASSETS	$91,636,822	$683,236,759

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$77,196,967	$546,750,683
N Class Share	$14,439,855	$136,486,076
CAPITAL SHARES OUTSTANDING: (2)
I Class Share	2,540,791	16,357,785
N Class Share	491,968	5,147,575
NET ASSET VALUE PER SHARE: (3)
I Class Share	$30.38	$33.42
N Class Share	$29.35	$26.51

(1)	The identified cost for the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at October 31, 2024 was $55,468,869 and $240,203,972, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

15

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2024

	TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW Relative Value Large Cap Fund
INVESTMENT INCOME
Income:
Dividends	$36,989	$955,846 (1)	$4,787,837
Dividends from Investment in Affiliated Issuers	1,148,058	—	—

Total	1,185,047	955,846	4,787,837

Expenses:
Management Fees	—	243,564	1,509,642
Accounting Services Fees	7,079	7,352	5,369
Administration Fees	26,087	25,731	32,536
Transfer Agent Fees:
I Class	10,271	13,546	91,982
N Class	8,307	10,785	60,921
Custodian Fees	5,872	8,014	5,444
Professional Fees	17,673	23,006	122,847
Directors’ Fees and Expenses	74,298	74,298	55,440
Registration Fees:
I Class	17,890	17,414	22,354
N Class	17,890	17,295	18,260
Distribution Fees:
N Class	1,279	21,583	221,294
Compliance Expense	582	582	582
Shareholder Reporting Expense	1,613	2,260	5,482
Other	4,251	4,035	31,362

Total	193,092	469,465	2,183,515

Less Expenses Borne by Investment Advisor:
I Class	—	(113,023)	(109,195)
N Class	(27,625)	(73,793)	(178,599)

Net Expenses	165,467	282,649	1,895,721

Net Investment Income	1,019,580	673,197	2,892,116

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	152,425	2,226,492	27,791,035
Investments in Affiliated Issuers	363,762	—	—
Realized Gain Received as Distribution from Affiliated Issuers	346,893	—	—
Foreign Currency	—	(28,910)	—
Options Written	—	31,939	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	149,284	4,717,055	31,869,036
Foreign Currency	—	(358)	—
Investments in Affiliated Issuers	3,520,907	—	—
Options Written	—	(18,742)	—

Net Realized and Unrealized Gain (Loss) on Investments	4,533,271	6,927,476	59,660,071

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,552,851	$7,600,673	$62,552,187

(1)	Net of foreign taxes withheld of $24,855 for the TCW Global Real Estate Fund.

See accompanying Notes to Financial Statements.

16

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2024

	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$1,442,209 (1)	$3,960,427 (1)
Non-Cash Dividend Income	1,170,774	—

Total	2,612,983	3,960,427

Expenses:
Management Fees	603,573	4,267,001
Accounting Services Fees	8,367	26,989
Administration Fees	27,754	47,697
Transfer Agent Fees:
I Class	61,449	389,422
N Class	17,010	127,729
Custodian Fees	6,341	20,829
Professional Fees	30,476	75,133
Directors’ Fees and Expenses	74,302	74,343
Registration Fees:
I Class	17,790	30,166
N Class	17,579	19,104
Distribution Fees:
N Class	34,307	331,014
Compliance Expense	582	582
Shareholder Reporting Expense	5,431	7,288
Other	5,769	60,736

Total	910,730	5,478,033

Less Expenses Borne by Investment Advisor:
I Class	(103,203)	(2,861)
N Class	(60,890)	(180,680)

Net Expenses	746,637	5,294,492

Net Investment Income (Loss)	1,866,346	(1,334,065)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	7,724,279	112,121,018
Foreign Currency	—	(234)
Change in Unrealized Appreciation (Depreciation) on:
Investments	14,200,695	133,121,432

Net Realized and Unrealized Gain (Loss) on Investments	21,924,974	245,242,216

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,791,320	$243,908,151

(1)	Net of foreign taxes withheld of $10,384 and $38,785 for the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund, respectively.

See accompanying Notes to Financial Statements.

17

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Conservative Allocation Fund		TCW Global Real Estate Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$1,019,580	$862,451	$673,197	$733,837
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	863,080	(250,522)	2,229,521	(2,539,961)
Change in Unrealized Appreciation on Investments, Options Written and Foreign Currency Transactions	3,670,191	528,793	4,697,955	701,592

Increase (Decrease) in Net Assets Resulting from Operations	5,552,851	1,140,722	7,600,673	(1,104,532)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(911,223)	(1,303,274)	(560,069)	(424,761)

NET CAPITAL SHARE TRANSACTIONS
I Class	668,211	(297,406)	10,222,474	(609,032)
N Class	158,068	(28,153)	309,252	(3,614,047)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	826,279	(325,559)	10,531,726	(4,223,079)

Increase (Decrease) in Net Assets	5,467,907	(488,111)	17,572,330	(5,752,372)
NET ASSETS
Beginning of year	27,482,785	27,970,896	23,596,526	29,348,898

End of year	$32,950,692	$27,482,785	$41,168,856	$23,596,526

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Relative Value Mid Cap Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$2,892,116	$1,701,291	$1,866,346	$648,412
Net Realized Gain on Investments	27,791,035	4,506,070	7,724,279	1,275,486
Change in Unrealized Appreciation (Depreciation) on Investments	31,869,036	(1,916,031)	14,200,695	(941,368)

Increase in Net Assets Resulting from Operations	62,552,187	4,291,330	23,791,320	982,530

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(5,565,055)	(7,648,805)	(1,888,881)	(1,893,519)

NET CAPITAL SHARE TRANSACTIONS
I Class	103,089,129	(825,922)	(822,564)	(2,312,629)
N Class	192,603,072	(405,636)	(890,660)	(1,236,101)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	295,692,201	(1,231,558)	(1,713,224)	(3,548,730)

Increase (Decrease) in Net Assets	352,679,333	(4,589,033)	20,189,215	(4,459,719)
NET ASSETS
Beginning of year	105,506,306	110,095,339	71,447,607	75,907,326

End of year	$458,185,639	$105,506,306	$91,636,822	$71,447,607

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Loss	$(1,334,065)	$(1,062,270)
Net Realized Gain on Investments and Foreign Currency Transactions	112,120,784	79,884,872
Change in Unrealized Appreciation on Investments	133,121,432	15,375,183

Increase in Net Assets Resulting from Operations	243,908,151	94,197,785

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(71,728,687)	(90,886,566)

NET CAPITAL SHARE TRANSACTIONS
I Class	(22,666,924)	(38,612,039)
N Class	(1,803,936)	3,302,527

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(24,470,860)	(35,309,512)

Increase (Decrease) in Net Assets	147,708,604	(31,998,293)
NET ASSETS
Beginning of year	535,528,155	567,526,448

End of year	$683,236,759	$535,528,155

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2024

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2024, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies. During the reporting period, the Fund defined large capitalization companies as those with a market capitalization of greater than $1 billion at the time of purchase. Effective May 1, 2024, the Fund’s definition of large-capitalization companies changed to those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000 Value® Index, the Fund’s benchmark index.
Diversified U.S. Equity Funds

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the

21

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of mid- and large-capitalization companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles, such as growth and/or value investing.

All of the Funds currently offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

22

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

23

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

24

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

25

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2024, the TCW Global Real Estate Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Global Real Estate Fund	Equity Risk
Statement of Operations:
Net Realized Gain (Loss)
Investments (1)	121,035
Options Written	31,939

Net Realized Gain (Loss)	$152,974
Net Change in Appreciation (Depreciation)
Investments (2)	(20,923)
Options Written	(18,742)

Net Change in Appreciation (Depreciation)	$(39,665)
Number of Contracts (3)
Options Purchased	356
Options Written	135

(1)	Represents realized gain (loss) for purchased options.
(2)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(3)	Amount disclosed represents average notional amounts which are representative of the volume traded for the year ended October 31, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

26

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund

27

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement or similar agreements as of October 31, 2024.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage,

28

TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the year ended October 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of October 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2024.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

29

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the year ended October 31, 2024, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

30

TCW Funds, Inc.

October 31, 2024

Note 4 — Risk Considerations (Continued)

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Concentration Risk: Although the TCW Select Equities Fund technically remains a diversified fund, as of the end of the reporting period, the relative increase in the market value of certain holdings has made the Fund’s portfolio sufficiently concentrated that investors in the Fund are now subject to the same risks as investing in a non-diversified mutual fund. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether the Fund will become less concentrated.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$899,653	$774,287	$1,673,940
TCW Global Real Estate Fund	81,689	—	81,689
TCW Relative Value Large Cap Fund	2,524,140	25,541,989	28,066,129
TCW Relative Value Mid Cap Fund	1,309,323	7,025,819	8,335,142
TCW Select Equities Fund	—	101,403,990	101,403,990

At the end of the previous fiscal year ended October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Conservative Allocation Fund	$673,081	$—	$673,081
TCW Global Real Estate Fund	96,484	—	96,484
TCW Relative Value Large Cap Fund	1,311,495	3,949,839	5,261,334
TCW Relative Value Mid Cap Fund	114,490	1,266,145	1,380,635
TCW Select Equities Fund	—	71,729,770	71,729,770

31

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

Permanent differences incurred during the year ended October 31, 2024 resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share:

	Undistributed Net Investment Income (Loss)	Undistributed Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Conservative Allocation Fund	$(6,295)	$(40,898)	$47,193
TCW Global Real Estate Fund	(127,923)	127,923	—
TCW Relative Value Large Cap Fund	(64,465)	(4,236,385)	4,300,850
TCW Relative Value Mid Cap Fund	(48,808)	(225,030)	273,838
TCW Select Equities Fund	766,304	(11,003,561)	10,237,257

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Conservative Allocation Fund	911,223	—	911,223
TCW Global Real Estate Fund	560,069	—	560,069
TCW Relative Value Large Cap Fund	1,615,006	3,950,049	5,565,055
TCW Relative Value Mid Cap Fund	622,705	1,266,176	1,888,881
TCW Select Equities Fund	—	71,728,687	71,728,687

During the previous fiscal year ended October 31, 2023, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Conservative Allocation Fund	$569,886	$733,388	$1,303,274
TCW Global Real Estate Fund	424,761	—	424,761
TCW Relative Value Large Cap Fund	1,637,144	6,011,662	7,648,806
TCW Relative Value Mid Cap Fund	634,208	1,259,311	1,893,519
TCW Select Equities Fund	—	90,886,566	90,886,566

At October 31, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Conservative Allocation Fund	$4,049,418	$(1,561,037)	$2,488,381	$30,463,906
TCW Global Real Estate Fund	3,239,982	(1,341,761)	1,898,221	39,493,349
TCW Relative Value Large Cap Fund	197,102,925	(3,250,097)	193,852,828	263,299,900
TCW Relative Value Mid Cap Fund	36,531,106	(318,926)	36,212,180	55,659,173
TCW Select Equities Fund	447,969,024	(2,290,944)	445,678,080	240,743,985

At October 31, 2024, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Global Real Estate Fund	$7,402,955	$319,754	$7,722,709

The Funds did not have any unrecognized tax benefits at October 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

32

TCW Funds, Inc.

October 31, 2024

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Global Real Estate Fund	0.80%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.85	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At October 31, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Total
TCW Conservative Allocation Fund	$21,985	$27,624	$49,609
TCW Global Real Estate Fund	78,729	75,928	154,657
TCW Relative Value Large Cap Fund	110,649	302,845	413,494
TCW Relative Value Mid Cap Fund	120,182	139,689	259,871
TCW Select Equities Fund	139,470	183,540	323,010

Total	$471,015	$729,626	$1,200,641

33

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at October 31, 2024 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
TCW Artificial Intelligence ETF	0.28%
TCW Compounders ETF	1.87%
TCW Emerging Markets Income Fund	0.01%
TCW Global Bond Fund	5.74%
TCW Global Real Estate Fund	3.16%
TCW MetWest High Yield Bond Fund	0.04%
TCW MetWest Low Duration Bond Fund	0.13%
TCW MetWest Total Return Bond Fund	0.02%
TCW MetWest Unconstrained Bond Fund	0.13%
TCW Relative Value Large Cap Fund	0.68%
TCW Relative Value Mid Cap Fund	0.18%
TCW Select Equities Fund	0.25%
TCW Securitized Bond Fund	0.44%
TCW Transform Supply Chain ETF	0.75%
TCW Transform Systems ETF	0.08%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW

(800-386-3829) or by going to the SEC website at www.sec.gov.

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Conservative Allocation Fund	$11,024,951	$9,768,354	$—	$—
TCW Global Real Estate Fund	31,886,719	20,992,377	—	—
TCW Relative Value Large Cap Fund	97,445,223	99,472,137	—	—
TCW Relative Value Mid Cap Fund	32,437,684	36,081,840	—	—
TCW Select Equities Fund	81,357,536	183,176,181	—	—

34

TCW Funds, Inc.

October 31, 2024

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Conservative Allocation Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	179,137	$2,091,148	60,434	$653,546
Shares Issued upon Reinvestment of Dividends	78,307	887,216	122,846	1,271,450
Shares Redeemed	(198,108)	(2,310,153)	(205,301)	(2,222,402)

Net Increase	59,336	$668,211	(22,021)	$(297,406)

N Class	Shares	Amount	Shares	Amount
Shares Sold	15,934	$185,450	2,051	$22,475
Shares Issued upon Reinvestment of Dividends	1,242	14,106	1,353	14,048
Shares Redeemed	(3,441)	(41,488)	(5,993)	(64,676)

Net Increase	13,735	$158,068	(2,589)	$(28,153)

TCW Global Real Estate Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,111,042	$13,854,352	484,788	$5,181,030
Shares Issued upon Reinvestment of Dividends	31,123	376,746	24,560	259,411
Shares Redeemed	(339,407)	(4,008,624)	(563,913)	(6,049,473)

Net Increase	802,758	$10,222,474	(54,565)	$(609,032)

N Class	Shares	Amount	Shares	Amount
Shares Sold	210,139	$2,598,491	134,772	$1,495,099
Shares Issued upon Reinvestment of Dividends	12,757	153,570	13,699	144,573
Shares Redeemed	(212,427)	(2,442,809)	(483,858)	(5,253,719)

Net Increase	10,469	$309,252	(335,387)	$(3,614,047)

TCW Relative Value Large Cap Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,100,549	$31,664,195	888,849	$11,933,526
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	5,918,912	90,272,293	—	—
Shares Issued upon Reinvestment of Dividends	359,478	5,032,693	554,769	6,906,873
Shares Redeemed	(1,560,373)	(23,880,052)	(1,485,040)	(19,666,321)

Net Increase	6,818,566	$103,089,129	(41,422)	$(825,922)

N Class	Shares	Amount	Shares	Amount
Shares Sold	337,487	$5,253,600	58,321	$772,836
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	13,107,953	199,159,616	—	—
Shares Issued upon Reinvestment of Dividends	27,896	389,432	47,736	592,398
Shares Redeemed	(772,097)	(12,199,576)	(135,143)	(1,770,870)

Net Increase	12,701,239	$192,603,072	(29,086)	$(405,636)

TCW Relative Value Mid Cap Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	94,043	$2,662,072	52,011	$1,283,356
Shares Issued upon Reinvestment of Dividends	58,706	1,557,469	67,268	1,543,805
Shares Redeemed	(178,237)	(5,042,105)	(214,215)	(5,139,790)

Net Decrease	(25,488)	$(822,564)	(94,936)	$(2,312,629)

N Class	Shares	Amount	Shares	Amount
Shares Sold	6,514	$179,387	6,703	$152,630
Shares Issued upon Reinvestment of Dividends	11,479	294,319	14,014	311,117
Shares Redeemed	(51,407)	(1,364,366)	(73,691)	(1,699,848)

Net Decrease	(33,414)	$(890,660)	(52,974)	$(1,236,101)

35

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Select Equities Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,174,544	$64,903,907	2,779,100	$66,010,765
Shares Issued upon Reinvestment of Dividends	1,442,118	38,648,774	2,479,457	50,630,514
Shares Redeemed	(4,175,990)	(126,219,605)	(6,279,122)	(155,253,318)

Net Decrease	(559,328)	$(22,666,924)	(1,020,565)	$(38,612,039)

N Class	Shares	Amount	Shares	Amount
Shares Sold	340,520	$8,119,727	223,311	$4,640,869
Shares Issued upon Reinvestment of Dividends	758,599	16,150,575	1,132,993	18,932,316
Shares Redeemed	(1,079,726)	(26,074,238)	(1,017,188)	(20,270,658)

Net Increase	19,393	$(1,803,936)	339,116	$3,302,527

Note 11 — Affiliate Ownership

As of October 31, 2024, affiliates of the Funds and Advisor owned 25.37% of the net assets of the TCW Global Real Estate Fund.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at October 31, 2024.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2024. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Merger

On March 4, 2024, the Board approved the reorganization of the TCW Relative Value Dividend Appreciation Fund (the “Target Fund”) into the TCW Relative Value Large Cap Fund (the “Acquiring Fund”). On June 17, 2024, the Acquiring Fund acquired all of the net assets of the Target Fund in a tax-free exchange of shares. The objective of the merger was to provide shareholders with the benefit from the participation in a fund that has a large asset base that has the potential for lower total annual portfolio operating expenses through economies of scale.

36

TCW Funds, Inc.

October 31, 2024

Note 14 — Merger (Continued)

For financial reporting purposes, assets received and shares issued by TCW Relative Value Large Cap Fund were recorded at fair value; however, the cost basis of the investments received from TCW Relative Value Dividend Appreciation Fund was carried forward to align ongoing reporting of TCW Relative Value Large Cap Fund realized and unrealized gains and losses with amounts distributable to shareholders.

Fund	Status	Shares Outstanding		Net Assets	Net asset value Per share
TCW Relative Value Large Cap Fund — I Class	Acquiring Fund	8,673,820		$132,289,363	$15.25
TCW Relative Value Dividend Appreciation Fund — I Class	Acquired Fund	4,034,050	*	$90,272,293	$22.38

*	All shares were exchanged at a ratio of 1.4672 to 1.

Fund	Status	Shares Outstanding		Net Assets	Net asset value Per share
TCW Relative Value Large Cap Fund — N Class	Acquiring Fund	612,595		$9,307,671	$15.19
TCW Relative Value Dividend Appreciation Fund — N Class	Acquired Fund	8,690,692	*	$199,159,616	$22.92

*	All shares were exchanged at a ratio of 1.5083 to 1.

The combined net assets of the Acquiring Fund immediately after the reorganization were $431,028,943.

The cost, fair value, net unrealized appreciation, and composition of net assets of the investments of TCW Relative Value Dividend Appreciation Fund as of the date of the close of business on June 14, 2024, were as follows:

Investment securities, at value	$286,403,366
Investment securities, at cost	161,656,051
Net unrealized appreciation	124,747,315
Accumulated Net Investment Income	42,033
Accumulated Net Realized loss	(1,652,379)
Paid-in Capital	166,294,939

Assuming the acquisition had been completed on November 1, 2023, the beginning of the annual reporting period of the Fund, the combined pro-forma results of operations for the year ended October 31, 2024, would have been as follows:

Net Investment income	$5,925,213
Net Realized and Unrealized Gains on Investments	120,266,914
Net Increase in Net Assets resulting from Operations	126,192,127

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Acquiring Fund’s Statement of Operations as of October 31, 2024.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such

37

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 15 — Indemnifications (Continued)

Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 16 — New Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. The Company early adopted and there have been no impacts to date.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. There have been no impacts to date.

38

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$10.48	$10.57	$13.96	$12.22	$12.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38	0.32	0.23	0.13	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.71	0.09	(2.35)	1.80	0.76

Total from Investment Operations	2.09	0.41	(2.12)	1.93	0.94

Less Distributions:
Distributions from Net Investment Income	(0.35)	(0.22)	(0.30)	(0.12)	(0.71)
Distributions from Net Realized Gain	—	(0.28)	(0.97)	(0.07)	(0.10)

Total Distributions	(0.35)	(0.50)	(1.27)	(0.19)	(0.81)

Net Asset Value per Share, End of year	$12.22	$10.48	$10.57	$13.96	$12.22

Total Return	20.22%	3.97%	(16.80%)	15.92%	8.19%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$32,412	$27,165	$27,624	$35,264	$36,714

Ratio of Expenses to Average Net Assets:(2)

Before Expense Reimbursement	0.52%	0.44%	0.41%	0.44%	0.39%

After Expense Reimbursement	N/A	N/A	0.41%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	3.23%	3.00%	1.96%	0.94%	1.56%

Portfolio Turnover Rate	31.18%	23.57%	16.20%	26.34%	26.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Does not include expenses of the underlying affiliated funds.

See accompanying Notes to Financial Statements.

39

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$10.49	$10.57	$13.97	$12.22	$12.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.30	0.17	0.09	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.72	0.09	(2.34)	1.81	0.75

Total from Investment Operations	2.09	0.39	(2.17)	1.90	0.90

Less Distributions:
Distributions from Net Investment Income	(0.33)	(0.19)	(0.26)	(0.08)	(0.67)
Distributions from Net Realized Gain	—	(0.28)	(0.97)	(0.07)	(0.10)

Total Distributions	(0.33)	(0.47)	(1.23)	(0.15)	(0.77)

Net Asset Value per Share, End of year	$12.25	$10.49	$10.57	$13.97	$12.22

Total Return	20.02%	3.78%	(17.08)%	15.64%	7.85%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$539	$317	$347	$736	$452

Ratio of Expenses to Average Net Assets: (2)

Before Expense Reimbursement	6.08%	7.18%	4.18%	3.73%	6.06%

After Expense Reimbursement	0.68%	0.67%	0.67%	0.68%	0.70%

Ratio of Net Investment Income to Average Net Assets	3.11%	2.75%	1.41%	0.70%	1.23%

Portfolio Turnover Rate	31.18%	23.57%	16.20%	26.34%	26.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Does not include expenses of the underlying affiliated funds.

See accompanying Notes to Financial Statements.

40

TCW Global Real Estate Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$9.60	$10.31	$15.45	$11.07	$11.16

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27	0.28	0.27	0.36	0.17
Net Realized and Unrealized Gain (Loss) on Investments	2.94	(0.83)	(3.98)	4.30	(0.05)

Total from Investment Operations	3.21	(0.55)	(3.71)	4.66	0.12

Less Distributions:
Distributions from Net Investment Income	(0.22)	(0.16)	(0.45)	(0.28)	(0.16)
Distributions from Return of Capital	—	—	(0.13)	—	(0.05)
Distributions from Net Realized Gain	—	—	(0.85)	—	—

Total Distributions	(0.22)	(0.16)	(1.43)	(0.28)	(0.21)

Net Asset Value per Share, End of year	$12.59	$9.60	$10.31	$15.45	$11.07

Total Return	33.41%	(5.34%)	(26.38%)	42.32%	1.15%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$31,081	$16,001	$17,741	$24,949	$9,175

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.42%	1.34%	1.32%	1.45%	2.80%

After Expense Reimbursement	0.90%	0.90%	0.90%	0.92%	1.00%

Ratio of Net Investment Income to Average Net Assets	2.24%	2.57%	2.12%	2.50%	1.59%

Portfolio Turnover Rate	71.48%	65.26%	167.41%	164.29%	136.71%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

41

TCW Global Real Estate Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$9.59	$10.30	$15.43	$11.06	$11.16

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25	0.26	0.25	0.33	0.13
Net Realized and Unrealized Gain (Loss) on Investments	2.94	(0.82)	(3.97)	4.30	(0.03)

Total from Investment Operations	3.19	(0.56)	(3.72)	4.63	0.10

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.15)	(0.44)	(0.26)	(0.15)
Distributions from Net Realized Gain	—	—	(0.85)	—	—
Distributions from Return of Capital	—	—	(0.12)	—	(0.05)

Total Distributions	(0.21)	(0.15)	(1.41)	(0.26)	(0.20)

Net Asset Value per Share, End of year	$12.57	$9.59	$10.30	$15.43	$11.06

Total Return	33.35%	(5.54)%	(26.43)%	42.10%	0.94%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$10,088	$7,595	$11,608	$14,634	$4,370

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.85%	1.71%	1.64%	1.90%	5.14%

After Expense Reimbursement	1.00%	1.00%	1.00%	1.03%	1.15%

Ratio of Net Investment Income to Average Net Assets	2.14%	2.42%	1.95%	2.36%	1.21%

Portfolio Turnover Rate	71.48%	65.26%	167.41%	164.29%	136.71%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

42

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024		2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$12.66		$13.10	$15.04	$10.84	$18.69

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.19		0.20	0.19	0.18	0.22
Net Realized and Unrealized Gain (Loss) on Investments	4.30		0.26	(0.90)	5.07	(0.57)

Total from Investment Operations	4.49		0.46	(0.71)	5.25	(0.35)

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.20)	(0.19)	(0.22)	(0.49)
Distributions from Net Realized Gain	(0.47)		(0.70)	(1.04)	(0.83)	(7.01)

Total Distributions	(0.67)		(0.90)	(1.23)	(1.05)	(7.50)

Net Asset Value per Share, End of year	$16.48		$12.66	$13.10	$15.04	$10.84

Total Return	36.37%		3.61%	(5.56%)	50.84%	(7.02%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$238,897		$97,169	$101,088	$117,205	$83,765

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.77%		0.82%	0.83%	0.80%	0.80%

After Expense Reimbursement	0.70%		0.70%	0.70%	0.70%	0.71%

Ratio of Net Investment Income to Average Net Assets	1.23%		1.49%	1.43%	1.31%	1.88%

Portfolio Turnover Rate	38.69	% (2)	19.65%	17.81%	17.16%	31.17%

(1)	Computed using average shares outstanding throughout the period.
(2)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

See accompanying Notes to Financial Statements.

43

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024		2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$12.60		$13.04	$14.97	$10.79	$18.62

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.17	0.17	0.15	0.19
Net Realized and Unrealized Gain (Loss) on Investments	4.29		0.26	(0.91)	5.05	(0.56)

Total from Investment Operations	4.45		0.43	(0.74)	5.20	(0.37)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.17)	(0.15)	(0.19)	(0.45)
Distributions from Net Realized Gain	(0.47)		(0.70)	(1.04)	(0.83)	(7.01)

Total Distributions	(0.64)		(0.87)	(1.19)	(1.02)	(7.46)

Net Asset Value per Share, End of year	$16.41		$12.60	$13.04	$14.97	$10.79

Total Return	36.17%		3.41%	(5.72)%	50.56%	(7.17)%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$219,289		$8,337	$9,007	$10,506	$9,277

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.05%		1.32%	1.34%	1.30%	1.32%

After Expense Reimbursement	0.85%		0.90%	0.90%	0.90%	0.91%

Ratio of Net Investment Income to Average Net Assets	1.01%		1.29%	1.23%	1.11%	1.67%

Portfolio Turnover Rate	38.69	% (2)	19.65%	17.81%	17.16%	31.17%

(1)	Computed using average shares outstanding throughout the period.
(2)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

See accompanying Notes to Financial Statements.

44

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$23.24	$23.57	$29.62	$18.90	$21.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.61	0.21	0.19	0.17	0.17
Net Realized and Unrealized Gain (Loss) on Investments	7.15	0.05	(2.80)	10.72	(1.78)

Total from Investment Operations	7.76	0.26	(2.61)	10.89	(1.61)

Less Distributions:
Distributions from Net Investment Income	(0.21)	(0.20)	(0.16)	(0.17)	(0.18)
Distributions from Net Realized Gain	(0.41)	(0.39)	(3.28)	—	(0.37)

Total Distributions	(0.62)	(0.59)	(3.44)	(0.17)	(0.55)

Net Asset Value per Share, End of year	$30.38	$23.24	$23.57	$29.62	$18.90

Total Return	33.77%	1.15%	(10.35%)	57.90%	(8.07%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$77,197	$59,647	$62,726	$72,545	$51,021

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.99%	0.97%	1.01%	0.97%	0.97%

After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.87%

Ratio of Net Investment Income to Average Net Assets	2.18%	0.86%	0.75%	0.63%	0.90%

Portfolio Turnover Rate	38.54%	27.55%	28.82%	44.33%	42.07%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

45

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$22.46	$22.79	$28.75	$18.34	$20.45

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.56	0.18	0.16	0.14	0.15
Net Realized and Unrealized Gain (Loss) on Investments	6.92	0.05	(2.71)	10.42	(1.74)

Total from Investment Operations	7.48	0.23	(2.55)	10.56	(1.59)

Less Distributions:
Distributions from Net Investment Income	(0.18)	(0.17)	(0.13)	(0.15)	(0.15)
Distributions from Net Realized Gain	(0.41)	(0.39)	(3.28)	—	(0.37)

Total Distributions	(0.59)	(0.56)	(3.41)	(0.15)	(0.52)

Net Asset Value per Share, End of year	$29.35	$22.46	$22.79	$28.75	$18.34

Total Return	33.66%	1.05%	(10.45)%	57.78%	(8.18)%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$14,440	$11,801	$13,181	$16,708	$10,902

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.39%	1.36%	1.39%	1.37%	1.42%

After Expense Reimbursement	0.95%	0.95%	0.95%	0.95%	0.97%

Ratio of Net Investment Income to Average Net Assets	2.08%	0.76%	0.65%	0.54%	0.81%

Portfolio Turnover Rate	38.54%	27.55%	28.82%	44.33%	42.07%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

46

TCW Select Equities Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$25.37	$25.79	$44.70	$34.13	$27.64

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)	(0.04)	(0.12)	(0.14)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	11.38	3.82	(13.71)	13.23	9.04

Total from Investment Operations	11.33	3.78	(13.83)	13.09	8.96

Less Distributions:
Distributions from Net Realized Gain	(3.28)	(4.20)	(5.08)	(2.52)	(2.47)

Net Asset Value per Share, End of year	$33.42	$25.37	$25.79	$44.70	$34.13

Total Return	47.90%	18.60%	(34.93%)	40.32%	34.59%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$546,751	$429,236	$462,670	$801,597	$633,683

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.78%	0.77%	0.79%	0.77%	0.76%

After Expense Reimbursement	0.78%	N/A	N/A	N/A	N/A

Ratio of Net Investment Loss to Average Net Assets	(0.17%)	(0.16%)	(0.38%)	(0.37%)	(0.28%)

Portfolio Turnover Rate	12.77%	10.42%	12.12%	8.17%	4.09%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

47

TCW Select Equities Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$20.73	$21.89	$38.76	$29.95	$24.59

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.08)	(0.06)	(0.15)	(0.19)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	9.14	3.10	(11.64)	11.52	7.96

Total from Investment Operations	9.06	3.04	(11.79)	11.33	7.83

Less Distributions:
Distributions from Net Realized Gain	(3.28)	(4.20)	(5.08)	(2.52)	(2.47)

Net Asset Value per Share, End of year	$26.51	$20.73	$21.89	$38.76	$29.95

Total Return	47.65%	18.50%	(35.03)%	40.06%	34.26%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$136,486	$106,292	$104,856	$193,727	$161,625

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.06%	1.06%	1.08%	1.04%	1.06%

After Expense Reimbursement	0.93%	0.93%	0.94%	0.96%	0.99%

Ratio of Net Investment Loss to Average Net Assets	(0.33%)	(0.32%)	(0.53%)	(0.56%)	(0.51%)

Portfolio Turnover Rate	12.77%	10.42%	12.12%	8.17%	4.09%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

48

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Global Real Estate Fund, TCW Relative Value Large Cap Fund, TCW Relative Value Mid Cap Fund, TCW Conservative Allocation Fund, and TCW Select Equities Fund, (collectively, the “Funds”) five of the twelve funds constituting TCW Funds, Inc., as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 23, 2024

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

49

Privacy Policy

The TCW Group, Inc. and Subsidiaries

TCW Investment Management Company LLC

TCW Asset Management Company LLC

Metropolitan West Asset Management, LLC

TCW PT Management Company LLC

TCW Asset Backed Finance Management Company LLC

TCW Funds, Inc. TCW Strategic Income Fund, Inc. TCW Metropolitan West Funds	Sepulveda Management LLC TCW Direct Lending LLC TCW Direct Lending VII LLC	TCW Direct Lending VIII LLC TCW Star Direct Lending LLC TCW ETF Trust TCW Spirit Direct Lending LLC

Effective December 2024

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial information,” issued by the United States Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

◾

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

◾

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

◾

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

50

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

◾

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

◾

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC.

◾	Are not guaranteed by a bank;
◾	Are not obligations of The TCW Group, Inc. or of its subsidiaries;
◾	Are not insured by the Federal Deposit Insurance Corporation; and
◾	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC. TCW FUNDS, INC. TCW STRATEGIC INCOME FUND INC. TCW METROPOLITAN WEST FUNDS SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING LLC TCW DIRECT LENDING VII LLC TCW DIRECT LENDING VIII LLC TCW STAR DIRECT LENDING LLC TCW ETF TRUST TCW SPIRIT DIRECT LENDING LLC

Attention: Privacy Officer | 515 South Flower Street | Los Angeles, CA 90071 | email: privacy@tcw.com

51

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory and Management Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company LLC (the “Advisor”) are parties to an Investment Advisory and Management Agreement (the “Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Corporation. Unless terminated by either party, the Agreement continues in effect from year to year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Directors of the Corporation (the “Board”), and, in either event, by a majority of the Directors who are not “interested persons” of the Corporation, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Directors”), casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2025 through February 5, 2026. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process — The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from

52

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The TCW Group, Inc., the parent company of the Advisor (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with

53

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024, and, at the request of the Board, as of July 31, 2024. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors noted that each Fund’s performance was satisfactory over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period, the fourth quintile for the five-year period, and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. The Board noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

54

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. The Board and the Independent Directors also considered its underperformance relative to its peers and its benchmark index for all periods reviewed.

For the High Yield Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-year period, second quintile for the five-year period, third quintile for the three-year period and fifth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the reorganization of the Fund into the TCW High Yield Bond ETF, a newly created exchange-traded fund that is a series of TCW ETF Trust, estimated to occur later in the year.

For the Enhanced Commodity Strategy Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods, the second quintile for the five-year period and the fourth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-, five-, three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one-, five- and ten-year periods.

For the Short Term Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and one-year periods, third quintile for the five-year period and first quintile for the three-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles, except that one Fund, the Select Equities Fund, ranked in the fourth quintile over certain periods.

The Select Equities Fund ranked in the second quintile for the ten- and one-year periods and the fourth quintile for the five- and three-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven in part by the Fund’s more modest positions in companies that were key contributors to the competitor funds’ returns. The Board and the Independent Directors also considered the Fund’s stronger performance over the ten- and one-year periods.

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period and the first quintile for the five-, three- and one-year periods.

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods and in the first quintile for the five- and one-year periods.

55

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the five-, three- and one-year periods.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, and one-year periods and the second quintile for the three-year period.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth or fifth quintiles over many of the various time periods reviewed but had shown improvement over the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the challenging international and emerging market conditions in recent years and the impact of being overweight in emerging market properties during a period of rapid property rule change in China.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five-year period, the fifth quintile for the three-year period and second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative underperformance was driven by security selection in high yield, largely in Chinese real estate during the three-year period. The Board and the Independent Directors noted that more stringent limits were placed on the Fund’s high yield exposure to manage downside risk, boosting the Fund’s performance to the top quartile for the one-year period ended July 31, 2024.

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-year period, the fifth quintile for the five- and three-year periods and the third quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of relative underperformance for the Fund for certain periods and the enhancements to the Fund’s investment process as a result.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis. The Board and the Independent Directors also observed that each Fund’s total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds. The Board and the Independent Directors also noted the contractual expense limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several Funds, their below-median management fee and total expenses were in part due to substantial

56

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the

57

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)(Continued)

Advisor was satisfactorily sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

58

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

59

TCW Funds, Inc.

Shareholder Meeting Results (Unaudited)

Special Meeting of Shareholders to Approve Directors — Voting Results

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

60

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2024, the following Funds paid a capital gain distribution within the meaning 852(b)(3)(c) of the Code. Each Fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts per Share
TCW Conservative Allocation Fund	$0.33
TCW Relative Value Large Cap Fund	$0.92
TCW Relative Value Mid Cap Fund	$2.32
TCW Select Equities Fund	$4.71

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2024.

Fund	Qualified Dividend Income
TCW Conservative Allocation Fund	$426,450
TCW Global Real Estate Fund	$186,443
TCW Relative Value Large Cap Fund	$4,745,620
TCW Relative Value Mid Cap Fund	$1,246,437

The following are dividend received deduction percentages for the Funds’ corporate shareholders:

Fund	Dividends Received Deductions
TCW Conservative Allocation Fund	43.37%
TCW Global Real Estate Fund	8.00%
TCW Relative Value Large Cap Fund	100.00%
TCW Relative Value Mid Cap Fund	100.00%

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In February 2025, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2024. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

61

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TO COME

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Funds, Inc.

TCW Emerging Markets Income Fund

Schedule of Investments	October 31, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 98.6% of Net Assets

Angola — 1.1%

Angola Government International Bonds

8.00% (1)	11/26/29	$7,483,000	$6,853,231

8.25% (1)	05/09/28	11,698,000	11,180,714

8.75% (1)	04/14/32	9,979,000	9,055,444

9.13% (1)	11/26/49	12,132,000	10,147,690

9.50% (1)	11/12/25	1,735,000	1,763,610

Total Angola

(Cost: $39,022,179)			39,000,689

Argentina — 2.3%

Argentina Republic Government International Bonds

0.75%	07/09/30	59,086,116	39,798,635

4.13%	07/09/35	30,876,132	17,118,963

5.00%	01/09/38	36,873,346	22,083,447

Total Argentina

(Cost: $53,107,470)			79,001,045

Azerbaijan — 0.2% (Cost: $8,307,901)

Republic of Azerbaijan International Bonds

3.50% (1)	09/01/32	9,765,000	8,485,199

Bahamas — 0.2% (Cost: $5,364,020)

Bahamas Government International Bonds

8.95% (1)	10/15/32	5,994,000	6,162,791

Bahrain — 1.8%

Bahrain Government International Bonds

5.63% (1)	05/18/34	18,614,000	17,258,901

6.75% (1)	09/20/29	23,724,000	24,417,927

7.50% (2)	02/12/36	10,701,000	11,237,869

CBB International Sukuk Programme Co. WLL

6.00% (2)	02/12/31	11,286,000	11,560,363

Total Bahrain

(Cost: $60,737,414)			64,475,060

Brazil — 4.6%

Acu Petroleo Luxembourg SARL

7.50% (2)	07/13/35	13,230,888	13,295,587

Aegea Finance SARL

9.00% (2)	01/20/31	12,837,000	13,679,107

Brazil Government International Bonds

5.00%	01/27/45	24,910,000	19,674,167

6.00%	10/20/33	22,625,000	22,482,236

7.13%	05/13/54	29,486,000	29,470,373

CSN Resources SA

4.63% (2)	06/10/31	2,447,000	1,941,572

8.88% (2)	12/05/30	8,378,000	8,414,026

Minerva Luxembourg SA

8.88% (2)	09/13/33	9,384,000	9,834,807

Samarco Mineracao SA

9.00% (2),(3)	06/30/31	23,820,866	22,659,599

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

Yinson Boronia Production BV

8.95% (2)	07/31/42	$18,380,000	$19,467,545

Total Brazil

(Cost: $154,816,208)			160,919,019

Chile — 3.9%

AES Andes SA

6.30% (2)	03/15/29	10,103,000	10,315,769

8.15% (5 yr. CMT + 3.835%) (2),(4)	06/10/55	18,568,000	18,986,708

Antofagasta PLC

6.25% (2)	05/02/34	12,078,000	12,575,372

Corp. Nacional del Cobre de Chile

3.70% (1)	01/30/50	10,227,000	7,152,252

5.13% (1)	02/02/33	14,846,000	14,338,861

6.30% (1)	09/08/53	36,039,000	36,236,494

6.44% (1)	01/26/36	26,839,000	27,956,308

Engie Energia Chile SA

6.38% (2)	04/17/34	8,575,000	8,759,362

Total Chile

(Cost: $133,487,523)			136,321,126

China — 0.5%

Fortune Star BVI Ltd.

5.00% (1)	05/18/26	16,536,000	15,841,157

5.05% (1)	01/27/27	2,810,000	2,642,187

Total China

(Cost: $17,510,931)			18,483,344

Colombia — 4.0%

Aris Mining Corp.

8.00% (2)	10/31/29	8,855,000	8,893,785

Colombia Government International Bonds

7.38%	09/18/37	13,711,000	13,158,035

7.50%	02/02/34	11,746,000	11,665,423

8.00%	11/14/35	8,155,000	8,275,205

8.75%	11/14/53	18,536,000	18,907,276

Ecopetrol SA

5.88%	05/28/45	20,143,000	14,158,313

7.75%	02/01/32	11,075,000	10,837,331

8.38%	01/19/36	27,480,000	26,860,326

Gran Tierra Energy, Inc.

9.50% (2)	10/15/29	15,822,000	14,645,634

Termocandelaria Power SA

7.75% (2)	09/17/31	12,940,000	13,034,850

Total Colombia

(Cost: $141,157,285)			140,436,178

Costa Rica — 0.9%

Costa Rica Government International Bonds

6.13% (1)	02/19/31	4,686,000	4,780,376

See accompanying Notes to Financial Statements.

1

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Costa Rica (Continued)

6.55% (2)	04/03/34	$8,351,000	$8,685,875

7.30% (2)	11/13/54	16,711,000	17,732,711

Total Costa Rica

(Cost: $28,784,884)			31,198,962

Dominican Republic — 2.4%

Dominican Republic International Bonds

4.50% (2)	01/30/30	16,912,000	15,711,079

4.88% (2)	09/23/32	21,120,000	19,310,438

5.50% (2)	02/22/29	14,177,000	13,911,890

6.40% (1)	06/05/49	12,919,000	12,534,143

6.85% (1)	01/27/45	20,392,000	20,798,617

Total Dominican Republic

(Cost: $76,214,032)			82,266,167

Ecuador — 1.7%

Ecuador Government International Bonds

0.00% (1),(5)	07/31/30	11,782,578	6,454,378

5.00% (1)	07/31/40	27,872,376	14,156,380

5.50% (1)	07/31/35	6,152,893	3,425,439

5.50% (2)	07/31/35	37,656,120	20,963,915

6.90% (1)	07/31/30	20,508,869	14,151,940

Total Ecuador

(Cost: $45,431,523)			59,152,052

Egypt — 3.8%

Egypt Government International Bonds

5.88% (1)	02/16/31	34,454,000	28,656,770

7.05% (2)	01/15/32	30,455,000	26,231,501

7.30% (1)	09/30/33	33,836,000	28,609,353

7.50% (1)	02/16/61	4,600,000	3,257,168

7.63% (1)	05/29/32	25,527,000	22,475,502

8.50% (1)	01/31/47	31,961,000	25,425,295

Total Egypt

(Cost: $109,241,750)			134,655,589

El Salvador — 1.4%

El Salvador Government International Bonds

0.25% (2)	04/17/30	13,436,000	364,116

7.12% (1)	01/20/50	8,111,000	6,229,572

7.65% (1)	06/15/35	7,108,000	6,223,978

8.25% (1)	04/10/32	17,889,000	16,770,401

8.63% (1)	02/28/29	1,522,000	1,505,349

9.25% (2)	04/17/30	13,421,000	13,326,516

9.50% (1)	07/15/52	5,390,000	5,129,771

Total El Salvador

(Cost: $45,416,068)			49,549,703

Gabon — 1.7%

Gabon Government International Bonds

6.63% (1)	02/06/31	41,598,000	33,287,551

6.95% (1)	06/16/25	26,477,000	25,815,340

Total Gabon

(Cost: $57,419,006)			59,102,891

Issues	Maturity Date	Principal Amount	Value

Ghana — 1.0%

Ghana Government International Bonds

0.00% (2),(5),(6)	07/03/26	$2,220,670	$2,062,913

0.00% (2),(5),(6)	01/03/30	2,894,297	2,198,276

5.00% (2),(6)	07/03/29	16,786,719	14,456,387

5.00% (2),(6)	07/03/35	24,139,580	16,878,636

Total Ghana

(Cost: $36,633,916)			35,596,212

Guatemala — 1.8%

Guatemala Government Bonds

3.70% (2)	10/07/33	11,900,000	9,855,461

4.90% (1)	06/01/30	5,831,000	5,571,171

5.38% (1)	04/24/32	10,000,000	9,662,600

6.05% (2)	08/06/31	7,681,000	7,657,035

6.55% (2)	02/06/37	17,046,000	17,162,765

6.60% (2)	06/13/36	12,917,000	13,117,859

Total Guatemala

(Cost: $62,607,669)			63,026,891

Hong Kong — 0.5%

NWD Finance BVI Ltd.

5.25% (-5 yr. CMT + 7.889%) (1),(4),(7)	03/22/26	11,655,000	9,828,661

NWD MTN Ltd.

8.63% (1)	02/08/28	7,650,000	7,190,618

Total Hong Kong

(Cost: $16,998,402)			17,019,279

Hungary — 1.5%

Hungary Government International Bonds

5.50% (1)	06/16/34	6,800,000	6,658,288

5.50% (2)	03/26/36	5,800,000	5,592,244

6.75% (2)	09/25/52	8,435,000	8,987,240

Magyar Export-Import Bank Zrt

6.13% (2)	12/04/27	6,393,000	6,520,349

MVM Energetika Zrt

6.50% (1)	03/13/31	10,701,000	10,993,993

7.50% (1)	06/09/28	14,622,000	15,425,040

Total Hungary

(Cost: $52,266,155)			54,177,154

Indonesia — 4.5%

Freeport Indonesia PT

5.32% (2)	04/14/32	11,682,000	11,587,493

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT

5.45% (2)	05/15/30	11,675,000	11,714,929

Indonesia Government International Bonds

2.85%	02/14/30	11,499,000	10,482,833

4.40%	03/10/29	9,408,000	9,315,143

4.70%	02/10/34	18,235,000	17,853,341

See accompanying Notes to Financial Statements.

2

TCW Emerging Markets Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

Indonesia (Continued)

4.75%	09/10/34	$11,922,000	$11,685,706

5.15%	09/10/54	9,329,000	9,071,986

Perusahaan Penerbit SBSN Indonesia III

5.10% (2)	07/02/29	8,226,000	8,345,030

5.20% (2)	07/02/34	15,088,000	15,285,200

5.50% (2)	07/02/54	14,290,000	14,600,093

5.60% (2)	11/15/33	26,204,000	27,429,561

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (1)	07/17/49	12,225,000	10,310,932

Total Indonesia

(Cost: $153,361,402)			157,682,247

Israel — 2.5%

Israel Government International Bonds

5.38%	03/12/29	15,373,000	15,425,729

5.50%	03/12/34	41,862,000	40,797,868

5.75%	03/12/54	34,765,000	31,782,511

Total Israel

(Cost: $89,046,859)			88,006,108

Jamaica — 0.3%

Jamaica Government International Bonds

7.88%	07/28/45	3,086,000	3,684,592

8.00%	03/15/39	5,726,000	6,829,858

Total Jamaica

(Cost: $10,432,863)			10,514,450

Jordan — 0.9%

Jordan Government International Bonds

5.85% (1)	07/07/30	8,940,000	8,469,488

7.38% (1)	10/10/47	3,597,000	3,282,982

7.50% (2)	01/13/29	20,198,000	20,623,572

Total Jordan

(Cost: $32,049,190)			32,376,042

Kazakhstan — 0.8%

KazMunayGas National Co. JSC

5.38% (1)	04/24/30	4,601,000	4,552,552

5.75% (1)	04/19/47	26,793,000	23,760,568

Total Kazakhstan

(Cost: $24,950,419)			28,313,120

Kenya — 0.6%

Republic of Kenya Government International Bonds

7.00% (1)	05/22/27	5,531,000	5,466,398

8.00% (1)	05/22/32	4,873,000	4,489,739

8.25% (1)	02/28/48	6,378,000	5,358,477

9.75% (1)	02/16/31	6,199,000	6,240,099

Total Kenya

(Cost: $20,297,398)			21,554,713

Issues	Maturity Date	Principal Amount		Value

Latvia — 0.6% (Cost: $17,807,607)

Air Baltic Corp. AS

14.50% (2)	08/14/29	EUR	15,830,000	$19,463,998

Lebanon — 0.6%

Lebanon Government International Bonds

5.80% (1),(6)	04/14/20		58,850,000	5,025,790

6.00% (1),(6)	01/27/23		19,185,000	1,635,521

6.10% (1),(6)	10/04/22		87,500,000	7,571,375

6.20% (1),(6)	02/26/25		15,060,000	1,286,877

6.65% (1),(6)	04/22/24		12,700,000	1,085,596

6.85% (1),(6)	03/23/27		26,100,000	2,235,204

8.20% (6)	05/17/33		20,000,000	1,711,400

8.25% (6)	05/17/34		22,875,000	1,953,525

Total Lebanon

(Cost: $15,923,138)				22,505,288

Mexico — 4.5%

BBVA Bancomer SA

5.13% (5 yr. CMT + 2.650%) (1),(4)	01/18/33		$9,742,000	9,118,707

Comision Federal de Electricidad

5.70% (2)	01/24/30		8,675,000	8,521,366

6.45% (2)	01/24/35		8,719,000	8,419,415

FIEMEX Energia — Banco Actinver SA Institucion de Banca Multiple

7.25% (2)	01/31/41		12,031,000	12,067,815

Mexico Government International Bonds

6.34%	05/04/53		21,209,000	19,741,125

6.35%	02/09/35		32,601,000	32,776,067

Petroleos Mexicanos

5.95%	01/28/31		19,723,000	16,979,334

6.38%	01/23/45		7,545,000	5,294,402

6.50%	03/13/27		5,549,000	5,451,282

6.63%	06/15/35		14,469,000	11,834,485

6.70%	02/16/32		18,526,000	16,482,767

6.75%	09/21/47		7,890,000	5,649,161

7.69%	01/23/50		6,158,000	4,779,716

8.75%	06/02/29		718,430	727,813

Total Mexico

(Cost: $153,604,153)				157,843,455

Morocco —1.2%

Morocco Government International Bonds

5.95% (2)	03/08/28		9,861,000	10,019,269

6.50% (2)	09/08/33		7,476,000	7,861,463

OCP SA

6.75% (2)	05/02/34		11,668,000	12,196,910

7.50% (2)	05/02/54		9,974,000	10,334,859

Total Morocco

(Cost: $38,407,360)				40,412,501

See accompanying Notes to Financial Statements.

3

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Mozambique — 0.3% (Cost: $10,907,520)

Mozambique International Bonds

9.00% (1)	09/15/31	$14,441,000	$12,095,493

Nigeria — 1.9%

Nigeria Government International Bonds

6.13% (2)	09/28/28	13,192,000	11,918,181

7.14% (1)	02/23/30	7,435,000	6,725,106

7.38% (1)	09/28/33	18,585,000	15,741,309

7.63% (1)	11/28/47	6,555,000	5,007,037

7.70% (2)	02/23/38	7,594,000	6,176,124

8.25% (1)	09/28/51	5,884,000	4,694,608

8.38% (1)	03/24/29	15,445,000	14,910,603

Total Nigeria

(Cost: $62,566,319)			65,172,968

Oman — 3.0%

Mazoon Assets Co. SAOC

5.50% (2)	02/14/29	10,200,000	10,329,744

Oman Government International Bonds

6.00% (1)	08/01/29	35,727,000	36,604,812

6.25% (2)	01/25/31	41,216,000	42,979,221

6.50% (1)	03/08/47	13,706,000	13,812,770

Total Oman

(Cost: $101,194,097)			103,726,547

Pakistan — 0.9%

Pakistan Government International Bonds

6.88% (1)	12/05/27	7,495,000	6,799,239

7.38% (1)	04/08/31	16,142,000	13,694,873

8.88% (1)	04/08/51	12,112,000	9,644,301

Total Pakistan

(Cost: $24,781,698)			30,138,413

Panama — 3.1%

Panama Government International Bonds

3.16%	01/23/30	34,871,000	30,091,232

4.50%	04/16/50	35,743,000	23,877,039

6.40%	02/14/35	25,514,000	24,481,193

7.50%	03/01/31	7,594,000	8,004,304

7.88%	03/01/57	11,432,000	11,965,188

8.00%	03/01/38	9,165,000	9,684,564

Total Panama

(Cost: $110,055,455)			108,103,520

Peru — 2.3%

Banco de Credito del Peru SA

5.80% (5 yr. CMT + 2.240%) (2),(4)	03/10/35	6,189,000	6,105,634

Cia de Minas Buenaventura SAA

5.50% (1)	07/23/26	9,177,000	9,038,152

Niagara Energy SAC

5.75% (2)	10/03/34	8,342,000	8,161,396

Issues	Maturity Date	Principal Amount	Value

Peru (Continued)

Peru Government International Bonds

1.86%	12/01/32	$12,616,000	$9,791,782

3.00%	01/15/34	31,957,000	26,342,475

3.55%	03/10/51	9,826,000	6,963,883

5.88%	08/08/54	12,578,000	12,479,891

Total Peru

(Cost: $79,458,147)			78,883,213

Philippines — 2.1%

Philippines Government International Bonds

1.95%	01/06/32	6,450,000	5,330,731

2.95%	05/05/45	11,583,000	8,093,737

3.00%	02/01/28	8,925,000	8,473,306

3.20%	07/06/46	12,051,000	8,659,849

3.56%	09/29/32	37,095,000	33,824,334

4.75%	03/05/35	9,600,000	9,406,272

Total Philippines

(Cost: $75,058,709)			73,788,229

Poland — 3.0%

Bank Gospodarstwa Krajowego

5.75% (2)	07/09/34	10,076,000	10,181,999

6.25% (2)	07/09/54	10,479,000	10,695,915

Republic of Poland Government International Bonds

4.63%	03/18/29	22,738,000	22,755,736

4.88%	10/04/33	39,381,000	38,840,693

5.50%	04/04/53	9,348,000	9,062,606

5.50%	03/18/54	13,039,000	12,582,374

Total Poland
(Cost: $103,926,730)			104,119,323

Romania — 2.3%

Romania Government International Bonds

5.88% (2)	01/30/29	18,986,000	19,106,371

6.00% (2)	05/25/34	9,166,000	8,936,942

6.38% (2)	01/30/34	21,296,000	21,266,185

7.13% (2)	01/17/33	13,750,000	14,569,775

7.63% (2)	01/17/53	15,336,000	16,586,651

Total Romania

(Cost: $78,311,147)			80,465,924

Saudi Arabia — 4.8%

Greensaif Pipelines Bidco SARL

6.13% (2)	02/23/38	62,260,000	63,843,272

Saudi Arabian Oil Co.

5.25% (2)	07/17/34	37,250,000	37,274,958

Saudi Government International Bonds

4.75% (2)	01/16/30	32,111,000	31,960,078

5.00% (1)	01/16/34	7,720,000	7,676,845

5.75% (2)	01/16/54	30,067,000	29,138,531

Total Saudi Arabia

(Cost: $169,402,922)			169,893,684

See accompanying Notes to Financial Statements.

4

TCW Emerging Markets Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

Senegal —1.4%

Senegal Government International Bonds

6.25% (1)	05/23/33	$33,240,000	$27,514,410

6.75% (1)	03/13/48	13,146,000	9,303,293

7.75% (1)	06/10/31	15,100,000	13,869,199

Total Senegal

(Cost: $52,716,990)			50,686,902

Serbia — 0.2% (Cost: $7,565,000)

Telecommunications Co. Telekom Srbija AD Belgrade

7.00% (2)	10/28/29	7,565,000	7,582,626

South Africa — 2.7%

Eskom Holdings SOC Ltd.

8.45% (1)	08/10/28	27,969,000	29,241,030

Republic of South Africa Government International Bonds

4.85%	09/30/29	9,343,000	8,829,509

5.00%	10/12/46	11,089,000	8,055,493

5.65%	09/27/47	25,808,000	20,228,310

5.75%	09/30/49	10,794,000	8,444,146

5.88%	06/22/30	7,910,000	7,746,184

5.88%	04/20/32	13,576,000	13,011,510

Total South Africa

(Cost: $91,386,974)			95,556,182

Sri Lanka —1.0%

Sri Lanka Government International Bonds

5.75% (1),(6)	04/18/49	7,099,000	4,325,563

6.20% (1),(6)	05/11/27	24,889,000	15,499,873

7.55% (1),(6)	03/28/30	24,408,000	15,209,113

Total Sri Lanka

(Cost: $31,008,525)			35,034,549

Turkey — 6.9%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (2),(4),(7)	03/14/29	31,676,000	32,475,185

Hazine Mustesarligi Varlik Kiralama AS

8.51% (2)	01/14/29	24,393,000	26,408,350

Istanbul Metropolitan Municipality

10.50% (2)	12/06/28	32,698,000	35,761,803

TAV Havalimanlari Holding AS

8.50% (1)	12/07/28	8,538,000	8,862,444

Turkiye Government International Bonds

5.75%	05/11/47	22,306,000	17,279,789

7.13%	07/17/32	26,936,000	27,027,582

9.13%	07/13/30	9,955,000	11,121,527

Turkiye Vakiflar Bankasi TAO

8.99% (5 yr. CMT + 4.669%) (2),(4)	10/05/34	11,386,000	11,782,916

10.12% (5 yr. CMT + 5.493%) (2),(4),(7)	04/24/29	16,337,000	17,270,660

Issues	Maturity Date	Principal Amount		Value

Turkey (Continued)

Yapi ve Kredi Bankasi AS

9.25% (5 yr. CMT + 5.278%) (2),(4)	01/17/34		$10,263,000	$10,804,886

9.74% (5 yr. CMT + 5.499%) (2),(4),(7)	04/04/29		21,430,000	22,228,482

Zorlu Enerji Elektrik Uretim AS

11.00% (2),(8)	04/23/30		21,000,000	21,054,390

Total Turkey

(Cost: $233,536,426)				242,078,014

Ukraine — 3.4%

NAK Naftogaz Ukraine via Kondor Finance PLC

7.13% (1),(6)	07/19/26	EUR	2,780,000	2,342,897

7.63% (1),(6)	11/08/28		$7,242,000	6,151,572

Ukraine Government International Bonds

0.00% (2),(6)	02/01/34		14,179,257	5,327,572

0.00% (2),(6)	02/01/35		11,982,468	5,878,239

0.00% (2),(6)	02/01/36		9,985,390	4,853,798

0.00% (1),(6),(9)	08/01/41		97,836,000	70,943,819

1.75% (2),(6)	02/01/34		19,712,651	9,402,146

1.75% (2),(6)	02/01/35		14,403,727	6,711,128

1.75% (2),(6)	02/01/36		12,844,640	5,876,937

Total Ukraine

(Cost: $104,773,355)				117,488,108

United Arab Emirates — 4.3%

Abu Dhabi Government International Bonds

3.13% (1)	09/30/49		14,995,000	10,482,555

Adnoc Murban Rsc Ltd.

4.50% (2)	09/11/34		19,446,000	18,544,678

5.13% (2)	09/11/54		11,729,000	10,951,367

Finance Department Government of Sharjah

4.00% (1)	07/28/50		14,200,000	9,617,518

6.13% (2)	03/06/36		11,200,000	11,261,152

6.50% (2)	11/23/32		27,015,000	28,487,047

Galaxy Pipeline Assets Bidco Ltd.

2.63% (2)	03/31/36		19,706,000	16,347,112

2.94% (2)	09/30/40		22,439,516	18,154,241

MDGH GMTN RSC Ltd.

4.38% (1)	11/22/33		12,475,000	11,872,832

5.50% (1)	04/28/33		5,900,000	6,098,771

5.88% (1)	05/01/34		7,105,000	7,518,227

Total United Arab Emirates

(Cost: $151,472,840)				149,335,500

Uruguay — 1.2%

Uruguay Government International Bonds

4.38%	01/23/31		15,900,000	15,658,161

4.98%	04/20/55		19,261,421	17,809,495

5.10%	06/18/50		4,655,000	4,435,610

5.75%	10/28/34		4,900,000	5,166,658

Total Uruguay

(Cost: $42,652,365)				43,069,924

See accompanying Notes to Financial Statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Uzbekistan — 0.9%

Navoi Mining & Metallurgical Combinat

6.70% (2)	10/17/28	$6,300,000	$6,343,659

6.95% (2)	10/17/31	8,075,000	8,123,531

Republic of Uzbekistan International Bonds

3.70% (1)	11/25/30	6,875,000	5,816,594

3.90% (1)	10/19/31	6,450,000	5,393,167

5.38% (1)	02/20/29	6,600,000	6,291,186

Total Uzbekistan

(Cost: $31,690,864)			31,968,137

Venezuela — 0.5%

Petroleos de Venezuela SA

5.38% (1),(6)	04/12/27	10,102,600	1,000,663

6.00% (1),(6)	05/16/49	10,727,497	1,057,195

9.00% (1)	11/17/21	18,044,846	1,883,702

Venezuela Government International Bonds

7.75% (1),(6)	10/13/19	6,714,500	835,418

8.25% (1),(6),(10)	10/13/24	18,932,000	2,589,140

9.25% (6),(10)	09/15/27	36,220,200	5,635,139

9.25% (1),(6),(10)	05/07/28	33,003,200	4,820,777

11.75% (1),(6)	10/21/26	2,795,600	435,638

11.95% (1),(6)	08/05/31	5,587,900	870,818

Total Venezuela

(Cost: $35,210,261)			19,128,490

Issues	Maturity Date	Principal Amount	Value

Zambia — 0.6%

First Quantum Minerals Ltd.

8.63% (2)	06/01/31	$19,075,000	$19,273,189

Total Zambia

(Cost: $18,272,613)			19,273,189

Total Fixed Income Securities

(Cost: $3,316,353,682)			3,455,290,208

PURCHASED OPTIONS (11) (0.1%) (Cost: $7,269,404)			2,568,455

MONEY MARKET INVESTMENTS — 0.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (12)		8,926,774	8,926,774

TCW Central Cash Fund, 4.84% (12),(13)		20,160,000	20,160,000

Total Money Market Investments

(Cost: $29,086,774)			29,086,774

Total Investments (99.5%)

(Cost: $3,352,709,860)			3,486,945,437

Excess Of Other Assets Over Liabilities (0.5%)			18,327,313

Net Assets (100.0%)			$3,505,272,750

Purchased Options — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
BRL Call / USD Put	Bank of America	5.13	12/20/24	43,930,000	$43,930,000	$16,386	$1,191,689	$(1,175,303)
COP Call / USD Put	Bank of America	3,933.00	12/20/24	43,930,000	43,930,000	6,282	1,597,734	(1,591,452)
HUF Call / USD Put	BNP Paribas S.A.	346.40	12/20/24	43,930,000	43,930,000	15,595	1,645,178	(1,629,583)
MXN Call / USD Put	Goldman Sachs International	16.83	12/20/24	43,930,000	43,930,000	6,721	972,171	(965,450)
ZAR Call / USD Put	JPMorgan Chase Bank	18.61	12/20/24	43,930,000	43,930,000	2,523,471	1,862,632	660,839

						$2,568,455	$7,269,404	$(4,700,949)

Written Options — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
HUF Call / USD Put	Bank of America	346.40	12/20/24	(43,930,000)	$(43,930,000)	$(15,595)	$(484,152)	$468,557

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

October 31, 2024

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
Morgan Stanley & Co.	EUR	20,710,000	04/02/25	$23,325,238	$22,637,112	$688,126

				$23,325,238	$22,637,112	$688,126

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
875	10-Year U.S. Treasury Note Futures	12/19/24	$100,063,140	$96,660,156	$(3,402,984)
773	U.S. Ultra Long Bond Futures	12/19/24	104,422,411	97,108,125	(7,314,286)

			$204,485,551	$193,768,281	$(10,717,270)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
COP	Colombian Peso.
EUR	Euro Currency.
HUF	Hungarian Forint.
MXN	Mexican Peso.
USD	U.S. Dollar.
ZAR	South African Rand.
CMT	Constant Maturity Treasury.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $1,080,693,327 or 30.8% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $1,348,636,205 or 38.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Payment in kind.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Perpetual maturity.
(8)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(9)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	See options table for description of purchased options.
(12)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(13)	Affiliated issuer.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$441,240,000	$421,080,000	20,160,000	$20,160,000	$876,176	$—	$—	$—

Total					$20,160,000	$876,176	$—	$—	$—

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,368,672,257	$13,045,056	$2,381,717,313
Oil & Gas	—	241,220,714	—	241,220,714
Electric	—	185,621,811	—	185,621,811
Mining	—	173,234,023	—	173,234,023
Banks	—	130,664,385	—	130,664,385
Pipelines	—	111,640,213	—	111,640,213
Government Regional/Local	—	35,761,803	—	35,761,803
Iron & Steel	—	33,015,196	—	33,015,196
Investment Companies	—	25,489,830	—	25,489,830
Chemicals	—	22,531,770	—	22,531,770
Oil & Gas Services	—	19,467,545	—	19,467,545
Airlines	—	19,463,998	—	19,463,998
Lodging	—	18,483,344	—	18,483,344
Real Estate	—	17,019,279	—	17,019,279
Water	—	13,679,107	—	13,679,107
Food	—	9,834,807	—	9,834,807
Engineering & Construction	—	8,862,444	—	8,862,444
Distribution & Wholesale	—	7,582,626	—	7,582,626

Total Fixed Income Securities	—	3,442,245,152	13,045,056	3,455,290,208

Money Market Investments	29,086,774	—	—	29,086,774
Purchased Options	—	2,568,455	—	2,568,455

Total Investments	$29,086,774	$3,444,813,607	$13,045,056	$3,486,945,437

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	688,126	—	688,126

Total	$29,086,774	$3,445,501,733	$13,045,056	$3,487,633,563

Liability Derivatives
Futures Contract
Interest Rate Risk	$(10,717,270)	$—	$—	$(10,717,270)
Written Options
Foreign Currency Risk	—	(15,595)	—	(15,595)

Total	$(10,717,270)	$(15,595)	$—	$(10,732,865)

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments

Issues	Maturity Date		Principal Amount	Value

FIXED INCOME SECURITIES — 88.1% of Net Assets

Brazil — 10.4%

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/27	BRL	30,142,000	$4,941,872

10.00%	01/01/29	BRL	6,933,000	1,093,440

Total Brazil

(Cost: $6,638,896)				6,035,312

Chile — 1.6%

Bonos de la Tesoreria de la Republica en pesos

5.00% (1)	10/01/28	CLP	185,000,000	190,270

5.00%	03/01/35	CLP	595,000,000	595,068

6.00% (1)	04/01/33	CLP	115,000,000	122,687

Total Chile

(Cost: $1,018,449)				908,025

Colombia — 3.9%

Colombia TES Series B

6.25%	07/09/36	COP	1,032,300,000	160,157

7.00%	06/30/32	COP	3,836,000,000	709,856

7.75%	09/18/30	COP	2,917,800,000	590,932

Colombia TES

7.25%	10/18/34	COP	309,200,000	54,776

13.25%	02/09/33	COP	2,921,700,000	752,724

Total Colombia

(Cost: $2,398,057)				2,268,445

Czech Republic — 4.0%

Czech Republic Government Bonds

0.95% (1)	05/15/30	CZK	5,170,000	190,627

1.20%	03/13/31	CZK	21,640,000	789,523

1.75%	06/23/32	CZK	12,650,000	464,870

2.00%	10/13/33	CZK	14,540,000	528,950

3.50%	05/30/35	CZK	3,880,000	157,098

5.00%	09/30/30	CZK	3,670,000	167,184

Total Czech Republic

(Cost: $2,301,680)				2,298,252

Hungary — 2.7%

Hungary Government Bonds

2.25%	04/20/33	HUF	257,520,000	488,872

3.00%	10/27/27	HUF	95,470,000	230,039

4.75%	11/24/32	HUF	113,730,000	265,095

5.50%	06/24/25	HUF	221,100,000	588,477

Total Hungary

(Cost: $1,686,518)				1,572,483

India — 6.5%

India Government Bonds

7.10%	04/08/34	INR	144,300,000	1,746,888

7.17%	04/17/30	INR	5,000,000	60,482

Issues	Maturity Date		Principal Amount	Value

India (Continued)

7.18%	08/14/33	INR	162,000,000	$1,967,143

Total India

(Cost: $3,770,003)				3,774,513

Indonesia — 12.1%

Indonesia Treasury Bonds

6.38%	04/15/32	IDR	10,683,000,000	665,307

6.63%	02/15/34	IDR	31,686,000,000	2,003,940

6.75%	07/15/35	IDR	13,468,000,000	857,919

6.88%	04/15/29	IDR	14,516,000,000	932,067

7.00%	09/15/30	IDR	7,675,000,000	495,533

7.00%	02/15/33	IDR	11,241,000,000	725,555

7.50%	08/15/32	IDR	9,123,000,000	605,623

7.50%	06/15/35	IDR	1,383,000,000	92,134

8.38%	03/15/34	IDR	2,788,000,000	195,975

9.00%	03/15/29	IDR	5,983,000,000	414,254

Total Indonesia

(Cost: $7,071,611)				6,988,307

Malaysia — 9.5%

Malaysia Government Bonds

2.63%	04/15/31	MYR	5,363,000	1,138,146

3.52%	04/20/28	MYR	5,834,000	1,328,870

3.58%	07/15/32	MYR	1,640,000	366,758

3.76%	05/22/40	MYR	1,250,000	275,223

4.05%	04/18/39	MYR	2,075,000	476,511

4.76%	04/07/37	MYR	4,135,000	1,014,487

4.89%	06/08/38	MYR	3,500,000	872,882

Total Malaysia

(Cost: $5,132,600)				5,472,877

Mexico — 9.5%

Mexico Bonos

7.50%	05/26/33	MXN	44,557,800	1,899,111

7.75%	05/29/31	MXN	13,825,200	618,746

7.75%	11/23/34	MXN	33,684,700	1,436,627

7.75%	11/13/42	MXN	9,699,800	382,429

8.00%	11/07/47	MXN	4,047,400	160,601

8.50%	03/01/29	MXN	6,256,600	296,595

8.50%	11/18/38	MXN	15,963,000	697,095

Total Mexico

(Cost: $6,109,722)				5,491,204

Peru — 2.2%

Peru Government Bonds

5.40%	08/12/34	PEN	746,000	178,817

6.15%	08/12/32	PEN	1,013,000	264,625

7.30% (1)	08/12/33	PEN	1,046,000	290,453

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Local Currency Income Fund

October 31, 2024

Issues	Maturity Date		Principal Amount	Value

Peru (Continued)

Peru Government International Bonds

6.90% (1)	08/12/37	PEN	1,341,000	$350,091

6.95% (1)	08/12/31	PEN	764,000	211,228

Total Peru

(Cost: $1,238,755)				1,295,214

Poland — 5.3%

Republic of Poland Government Bonds

1.25%	10/25/30	PLN	4,389,000	854,038

1.75%	04/25/32	PLN	2,337,000	442,883

2.50%	07/25/26	PLN	1,077,000	257,768

2.50%	07/25/27	PLN	1,924,000	448,685

2.75%	10/25/29	PLN	2,036,000	446,948

5.00%	10/25/34	PLN	1,755,000	407,330

6.00%	10/25/33	PLN	901,000	226,356

Total Poland

(Cost: $3,090,468)				3,084,008

Romania — 3.3%

Romania Government Bonds

4.15%	01/26/28	RON	2,715,000	554,999

5.80%	07/26/27	RON	1,560,000	336,555

6.70%	02/25/32	RON	4,640,000	999,970

Total Romania

(Cost: $1,774,098)				1,891,524

South Africa — 10.5%

Republic of South Africa Government Bonds

6.25%	03/31/36	ZAR	17,391,184	698,776

8.25%	03/31/32	ZAR	19,120,000	988,638

8.50%	01/31/37	ZAR	18,105,582	857,363

8.75%	01/31/44	ZAR	25,300,000	1,144,381

8.88%	02/28/35	ZAR	1,663,935	1,604,724

9.00%	01/31/40	ZAR	16,884,357	801,749

Total South Africa

(Cost: $5,989,782)				6,095,631

Thailand — 5.1%
Thailand Government Bonds

1.59%	12/17/35	THB	9,353,000	254,079

2.80%	06/17/34	THB	19,042,000	582,738

3.39%	06/17/37	THB	16,210,000	521,943

3.45%	06/17/43	THB	49,132,000	1,576,242

Total Thailand

(Cost: $2,729,304)				2,935,002

Issues	Maturity Date		Principal Amount	Value

Turkey — 1.5% (Cost: $833,699)

Turkiye Government Bonds

31.08%	11/08/28	TRY	29,474,578	$831,952

Total Fixed Income Securities

(Cost: $51,783,642)				50,942,749

PURCHASED OPTIONS (2) (0.0%) (Cost: $57,542)				20,449

			Shares

MONEY MARKET INVESTMENTS — 5.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (3)			1,539,663	1,539,663

TCW Central Cash Fund, 4.84% (3),(4)			1,580,000	1,580,000

Total Money Market Investments

(Cost: $3,119,663)				3,119,663

			Principal Amount

SHORT TERM INVESTMENTS — 7.9%

Short-Term Investment — 7.9%

Egypt — 5.3%

Egypt Treasury Bills

0.00% (5)	11/26/24	EGP	12,975,000	260,290

0.00% (5)	12/03/24	EGP	28,650,000	571,724

0.00% (5)	12/10/24	EGP	60,075,000	1,192,038

0.00% (5)	12/17/24	EGP	52,100,000	1,028,206

Total Egypt

(Cost: $3,111,451)				3,052,258

Nigeria — 2.6%

Nigeria OMO Bills

0.00% (5)	06/17/25	NGN	1,220,000,000	622,809

Nigeria Treasury Bills

0.00% (5)	04/10/25	NGN	1,683,000,000	900,941

Total Nigeria

(Cost: $1,779,681)				1,523,750

Total Short Term Investments

(Cost: $4,891,132)				4,576,008

Total Investments (101.4%)

(Cost: $59,851,979)				58,658,869

Liabilities In Excess Of Other Assets (-1.4%)				(803,085)

Net Assets (100.0%)				$57,855,784

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Continued)

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
EUR Put / MXN Call	BNP Paribas S.A.	MXN	21.33	3/13/25	1,000,000	$1,000,000	$19,685	$24,374	$(4,689)
MXN Call / EUR Put	Barclays Capital	EUR	19.14	12/5/24	2,000,000	2,000,000	764	33,168	(32,404)

							$20,449	$57,542	$(37,093)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America	CNH	15,427,915	11/22/24	$2,183,248	$2,167,107	$(16,141)
Bank of America	EGP	14,048,834	12/11/24	291,287	281,992	(9,295)
Bank of America	KRW	1,318,536,950	12/11/24	989,150	956,983	(32,167)
Bank of America	NGN	267,300,000	11/12/24	180,000	158,375	(21,625)
Bank of America	PHP	38,186,076	11/21/24	663,874	656,945	(6,929)
Bank of America	PLN	2,570,652	12/17/24	636,300	640,441	4,141
Barclays Capital	CNH	11,861,696	11/22/24	1,679,057	1,666,172	(12,885)
Barclays Capital	MYR	1,820,646	12/20/24	423,475	416,772	(6,703)
Barclays Capital	PLN	1,952,711	12/09/24	505,101	486,652	(18,449)
Barclays Capital	THB	50,925,672	11/12/24	1,533,883	1,509,927	(23,956)
BNP Paribas S.A.	CZK	83,570,200	12/17/24	3,656,110	3,588,375	(67,735)
BNP Paribas S.A.	PHP	69,427,925	11/21/24	1,205,450	1,194,424	(11,026)
BNP Paribas S.A.	PLN	5,164,042	12/17/24	1,281,400	1,286,548	5,148
BNP Paribas S.A.	THB	33,338,904	11/12/24	1,004,659	988,486	(16,173)
BNP Paribas S.A.	TRY	16,728,407	03/03/25	348,556	432,022	83,466
JPMorgan Chase Bank	CLP	126,758,088	01/21/25	133,944	131,792	(2,152)
JPMorgan Chase Bank	CNH	18,511,689	11/22/24	2,619,897	2,600,274	(19,623)
JPMorgan Chase Bank	EGP	25,537,845	12/11/24	524,319	512,604	(11,715)
JPMorgan Chase Bank	KRW	1,318,536,950	12/11/24	989,150	956,983	(32,167)
JPMorgan Chase Bank	PHP	38,305,573	11/21/24	663,874	659,001	(4,873)
JPMorgan Chase Bank	RON	2,820,063	12/16/24	624,260	614,723	(9,537)
JPMorgan Chase Bank	THB	155,218,586	12/11/24	4,654,929	4,611,024	(43,905)
JPMorgan Chase Bank	TRY	122,359,030	12/20/24	3,363,960	3,405,731	41,771
JPMorgan Chase Bank	TRY	9,810,949	03/03/25	206,459	253,374	46,915
Morgan Stanley & Co.	PLN	3,496,690	12/17/24	908,364	871,151	(37,213)
Morgan Stanley & Co.	THB	33,369,737	11/12/24	1,004,659	989,400	(15,259)
Morgan Stanley & Co.	ZAR	23,481,945	11/07/24	1,257,400	1,327,832	70,432
Standard Chartered Bank	NGN	242,550,000	11/06/24	165,000	144,208	(20,792)
State Street Bank & Trust Co.	CNY	913,537	11/22/24	128,300	128,564	264

				$33,826,065	$33,637,882	$(188,183)

SELL (7)
Bank of America	PHP	145,919,573	11/21/24	$2,513,428	$2,510,371	$3,057
Bank of America	THB	122,362,159	11/12/24	3,649,161	3,627,991	21,170
BNP Paribas S.A.	CZK	29,216,961	12/17/24	1,258,959	1,254,531	4,428
BNP Paribas S.A.	KRW	2,637,073,900	12/11/24	1,985,599	1,913,966	71,633
BNP Paribas S.A.	PLN	3,960,234	12/17/24	1,004,600	986,636	17,964
BNP Paribas S.A.	ZAR	11,855,939	11/07/24	667,745	670,417	(2,672)

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Local Currency Income Fund

October 31, 2024

Forward Currency Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (Continued)
BNP Paribas S.A.	ZAR	18,334,710	11/29/24	$1,030,700	$1,034,836	$(4,136)
ING Baring U.S. Capital Markets	CZK	3,370,526	12/17/24	146,300	144,725	1,575
JPMorgan Chase Bank	EGP	39,586,680	12/11/24	785,997	794,597	(8,600)
JPMorgan Chase Bank	PLN	4,397,680	12/17/24	1,120,000	1,095,620	24,380
JPMorgan Chase Bank	THB	124,573,003	11/12/24	3,719,178	3,693,544	25,634
Morgan Stanley & Co.	THB	78,336,047	11/12/24	2,332,663	2,322,633	10,030
Morgan Stanley & Co.	THB	47,345,760	12/11/24	1,411,200	1,406,484	4,716
Morgan Stanley & Co.	ZAR	11,626,006	11/07/24	635,044	657,415	(22,371)
Standard Chartered Bank	CZK	29,203,106	12/17/24	1,281,400	1,253,936	27,464
State Street Bank & Trust Co.	CNY	2,688,097	11/22/24	378,200	378,301	(101)

				$23,920,174	$23,746,003	$174,171

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PEN	Peruvian Nuevo Sol.
PHP	Philippines Peso.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
TRY	Turkish New Lira.
TWD	Taiwan Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $1,355,356 or 2.3% of net assets.
(2)	See options table for description of purchased options.
(3)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(4)	Affiliated issuer.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells U.S. Dollar.
(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Continued)

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$6,370,000	$4,790,000	1,580,000	$1,580,000	$13,349	$—	$—	$—

Total					$1,580,000	$13,349	$—	$—	$—

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$50,942,749	$—	$50,942,749
Short Term Investments	—	4,576,008	—	4,576,008
Money Market Investments	3,119,663	—	—	3,119,663
Purchased Options	—	20,449	—	20,449

Total Investments	3,119,663	55,539,206	—	58,658,869

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	464,188	—	464,188

Total	$3,119,663	$56,003,394	$—	$59,123,057

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(478,200)	$—	$(478,200)

Total	$—	$(478,200)	$—	$(478,200)

See accompanying Notes to Financial Statements.

15

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2024

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
ASSETS
Investments, at Value (1)	$3,466,785,437		$57,078,869
Investment in Affiliated Issuers, at Value (2)	20,160,000		1,580,000
Foreign Currency, at Value (3)	3,042		210,371
Receivable for Securities Sold	6,547,541		582,052
Receivable for Fund Shares Sold	2,165,566		58,805
Interest and Dividends Receivable	54,007,054		1,302,238
Receivable from Investment Advisor	191,876		25,418
Unrealized Appreciation on Forward Currency Exchange Contracts	688,126		464,188
Cash Collateral Held for Brokers	10,120,000		170,000
Prepaid Expenses	111,427		46,922

Total Assets	3,560,780,069		61,518,863

LIABILITIES
Distributions Payable	17,659,767		294,957
Payable for Securities Purchased	20,609,886		959,836
Payable for Purchase of When-Issued Securities	7,732,939		—
Payable for Fund Shares Redeemed	1,704,133		1,562,189
Accrued Capital Gain Withholding Taxes	—		5,474
Accrued Directors’ Fees and Expenses	16,411		19,304
Deferred Accrued Directors’ Fees and Expenses	7,287		7,287
Accrued Management Fees	2,480,468		40,541
Accrued Distribution Fees	104,150		2,611
Payable to broker—Variation Margin on Open Futures Contracts	156,814		—
Options Written, at Value	15,595	(4)	—
Collateral Pledged by Brokers	3,270,000		140,000
Unrealized Depreciation on Forward Currency Exchange Contracts	—		478,200
Transfer Agent Fees Payable	659,879		36,148
Administration Fee Payable	156,124		8,383
Audit Fees Payable	39,129		25,026
Accounting Fees Payable	408,550		6,442
Custodian Fees Payable	301,804		63,487
Legal Fees Payable	117,034		2,578
Other Accrued Expenses	67,349		10,616

Total Liabilities	55,507,319		3,663,079

NET ASSETS	$3,505,272,750		$57,855,784

NET ASSETS CONSIST OF:
Paid-in Capital	$5,725,045,337		$116,924,600
Accumulated Earnings (Loss)	(2,219,772,587)		(59,068,816)

NET ASSETS	$3,505,272,750		$57,855,784

See accompanying Notes to Financial Statements.

16

TCW Funds, Inc.

Statements of Assets and Liabilities (Continued)	October 31, 2024

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,143,263,094	$45,885,633
N Class Share	$492,915,631	$11,970,151
Plan Class Share	$869,094,025	$—
CAPITAL SHARES OUTSTANDING: (5)
I Class Share	325,311,138	6,375,620
N Class Share	57,955,805	1,666,703
Plan Class Share	132,008,485	—
NET ASSET VALUE PER SHARE: (6)
I Class Share	$6.59	$7.20
N Class Share	$8.51	$7.18
Plan Class Share	$6.58	$—

(1)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at October 31, 2024 was $3,332,549,860 and $58,271,979, respectively.
(2)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at October 31, 2024 was $20,160,000 and $1,580,000, respectively.
(3)	The identified cost for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund at October 31, 2024 was $3,419 and $210,744, respectively.
(4)	Premium received $484,152.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

17

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2024

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
INVESTMENT INCOME
Income:
Dividends	$3,838,191		$92,728
Dividends from Investment in Affiliated Issuers	876,176		13,349
Interest	321,762,604	(1)	5,619,609	(1)

Total	326,476,971		5,725,686

Expenses:
Management Fees	28,288,193		563,821
Accounting Services Fees	198,249		6,729
Administration Fees	164,922		25,895
Transfer Agent Fees:
I Class	1,898,023		53,945
N Class	488,180		18,664
Plan Class	146,148		—
Custodian Fees	167,283		84,085
Professional Fees	336,685		38,861
Directors’ Fees and Expenses	74,639		74,308
Registration Fees:
I Class	62,707		20,796
N Class	22,988		20,903
Plan Class	44,748		—
Distribution Fees:
N Class	1,185,343		33,229
Compliance Expense	582		582
Shareholder Reporting Expense	15,721		3,434
Other	571,187		11,306

Total	33,665,598		956,558

Less Expenses Borne by Investment Advisor:
I Class	(451,017)		(211,050)
N Class	(926,932)		(98,727)
Plan Class	(678,384)		—

Net Expenses	31,609,265		646,781

Net Investment Income	294,867,706		5,078,905

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(18,925,496	) (2)	(2,807,056	) (2)
Foreign Currency	(83,263)		(119,678)
Forward Currency Exchange Contracts	(2,892,306)		412,387
Futures Contracts	(150,708)		—
Options Written	—		56,231
Change in Unrealized Appreciation (Depreciation) on:
Investments	390,506,235		5,911,822	(3)
Foreign Currency	(8,699)		29,803
Forward Currency Exchange Contracts	688,126		374,709
Futures Contracts	(10,717,270)		—
Options Written	468,557		(36,962)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	358,885,176		3,821,256

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,752,882		$8,900,161

(1)	Net of foreign taxes withheld of $1,344,212 and $146,971 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(2)	Net of capital gain withholding taxes of $4,284 and $6,524 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(3)	Net of capital gain withholding taxes of $5,270 for the TCW Emerging Markets Local Currency Income Fund.

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$294,867,706	$263,440,484	$5,078,905	$8,380,169
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(22,051,773)	(351,637,357)	(2,458,116)	(5,266,985)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	380,936,949	419,836,488	6,279,372	14,295,354

Increase in Net Assets Resulting from Operations	653,752,882	331,639,615	8,900,161	17,408,538

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(208,229,806)	(208,679,952)	(3,560,001)	(4,696,848)
Return of Capital	—	—	(547,509)	—

Total Distributions to Shareholders	(208,229,806)	(208,679,952)	(4,107,510)	(4,696,848)

NET CAPITAL SHARE TRANSACTIONS
I Class	(210,725,709)	(488,084,644)	(65,285,583)	(2,663,384)
N Class	(6,120,511)	43,962,199	(2,340,058)	(30,598,395)
Plan Class	(262,840,637)	(66,215,732)	—	—

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(479,686,857)	(510,338,177)	(67,625,641)	(33,261,779)

Decrease in Net Assets	(34,163,781)	(387,378,514)	(62,832,990)	(20,550,089)
NET ASSETS
Beginning of year	3,539,436,531	3,926,815,045	120,688,774	141,238,863

End of year	$3,505,272,750	$3,539,436,531	$57,855,784	$120,688,774

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2024, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.

The TCW Emerging Markets Local Currency Income Fund currently offers two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers I Class, N Class and Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

20

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication

21

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

22

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Income Fund	Foreign Government Bonds	Total
Balance as of October 31, 2023	$31,765,863	$31,765,863
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	(17,373,155)	(17,373,155)
Change in Unrealized Appreciation (Depreciation)*	10,156,189	10,156,189
Purchases	1,431,511	1,431,511
Sales	(12,935,352)	(12,935,352)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of October 31, 2024	$13,045,056	$13,045,056

*

The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $10,156,189 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

23

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2024 are as follows:

Description	Fair Value at 10/31/2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Emerging Markets Income Fund
Foreign Government Bonds	$13,045,056	Broker Quote	Offered Quote	$13.676–$15.558	$14.798	Increase

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

24

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2024, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$2,568,455	$—	$2,568,455
Forward Currency Exchange Contracts	—	—	688,126	—	688,126

Total Value	$—	$—	$3,256,581	$—	$3,256,581

Liability Derivatives
Options Written	$—	$—	$(15,595)	$—	$(15,595)
Futures Contracts (2)	—	—	—	(10,717,270)	(10,717,270)

Total Value	$—	$—	$(15,595)	$(10,717,270)	$(10,732,865)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$(2,892,306)	$—	$(2,892,306)
Futures Contracts	—	—	—	(150,708)	(150,708)
Investments	—	—	(1,114,899)	—	(1,114,899)

Net Realized Gain (Loss)	$—	$—	$(4,007,205)	$(150,708)	$(4,157,913)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$688,126	$—	$688,126
Futures Contracts	—	—	—	(10,717,270)	(10,717,270)
Investments (3)	—	—	(4,700,949)	—	(4,700,949)
Options Written	—	—	468,557	—	468,557

Net Change in Appreciation (Depreciation)	$—	$—	$(3,544,266)	$(10,717,270)	$(14,261,536)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$—	$—	$146,969,300	$—	$146,969,300
Options Purchased	$—	$—	$219,650,000	$—	$219,650,000
Options Written	$—	$—	$43,930,000	$—	$43,930,000
Futures Contracts	—	—	—	1,055	1,055

25

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Equity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$20,449	$—	$20,449
Forward Currency Exchange Contracts	—	—	464,188	—	464,188

Total Value	$—	$—	$484,637	$—	$484,637

Liability Derivatives
Forward Currency Exchange Contracts	$—	$—	$(478,200)	$—	$(478,200)

Total Value	$—	$—	$(478,200)	$—	$(478,200)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$—	$412,387	$—	$412,387
Investments (3)	—	—	(171,181)	—	(171,181)
Options Written	—	—	56,231	—	56,231

Net Realized Gain (Loss)	$—	$—	$297,437	$—	$297,437

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$—	$374,709	$—	$374,709
Investments (4)	—	—	46,899	—	46,899
Options Written	—	—	(36,962)	—	(36,962)

Net Change in Appreciation (Depreciation)	$—	$—	$384,646	$—	$384,646

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$ —	$42,631,542	$ —	$42,631,542
Options Purchased	$ —	$ —	$3,898,000	$ —	$3,898,000
Options Written	$ —	$ —	$5,116,000	$ —	$5,116,000

(1)	Represents purchased options, at value.
(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2024 is reported within the Statement of Assets and Liabilities.

(3)	Represents realized gain (loss) for purchased options.
(4)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended October 31, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin

26

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk

27

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW Emerging Markets Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America Purchased Options	$22,668	$—	$(15,595)	$7,073
BNP Paribas S.A. Purchased Options	15,595	(15,595)	—	—
Goldman Sachs International Purchased Options	6,721	(6,721)	—	—
JPMorgan Chase Bank Purchased Options	2,523,471	(2,400,000)	—	123,471
Morgan Stanley & Co. Foreign Currency Exchange Contracts	688,126	(688,126)	—	—

Total	$3,256,581	$(3,110,442)	$(15,595)	$130,544

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

28

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivatives Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Bank of America Written options	$15,595	$—	$(15,595)	$—

Total	$15,595	$—	$(15,595)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivative Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America Foreign Currency Exchange Contracts	$28,368	$—	$(28,368)	$—
Barclays Capital Purchased Options	764	—	(764)	—
BNP Paribas S.A. Purchased Options	19,685	—	—	19,685
BNP Paribas S.A. Foreign Currency Exchange Contracts	182,639	—	(101,742)	80,897
ING Baring U.S. Capital Markets Foreign Currency Exchange Contracts	1,575	—	(1,575)	—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	138,700	—	(132,572)	6,128
Morgan Stanley & Co. Foreign Currency Exchange Contracts	85,178	(10,335)	(74,843)	—
Standard Chartered Bank Foreign Currency Exchange Contracts	27,464	—	(20,792)	6,672
State Street Bank & Trust Co. Foreign Currency Exchange Contracts	264	—	(101)	163

Total	$484,637	$(10,335)	$(360,757)	$113,545

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

29

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Emerging Markets Local Currency Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024.

Counterparty	Gross Derivative Liabilities in the Statement of Assets and Liabilities	Collateral Pledged	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Bank of America Foreign Currency Exchange Contracts	$86,157	$—	$(28,368)	$57,789
Barclays Capital Foreign Currency Exchange Contracts	61,993	—	(764)	61,229
BNP Paribas S.A. Foreign Currency Exchange Contracts	101,742	—	(101,742)	—
JPMorgan Chase Bank Foreign Currency Exchange Contracts	132,572	—	(132,572)	—
Morgan Stanley & Co. Foreign Currency Exchange Contracts	74,843	—	(74,843)	—
Standard Chartered Bank Foreign Currency Exchange Contracts	20,792	—	(20,792)	—
State Street Bank & Trust Co. Foreign Currency Exchange Contracts	101	—	(101)	—

Total	$478,200	$—	$(359,182)	$119,018

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or

30

TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of October 31, 2024.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of October 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at October 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at October 31, 2024 are disclosed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

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TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the year ended October 31, 2024, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at October 31, 2024.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

34

TCW Funds, Inc.

October 31, 2024

Note 4 — Risk Considerations (Continued)

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR/SOFR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate (“SOFR”) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by a Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Non-U.S. Sovereign Debt Risk: Each Fund may invest a significant portion of its assets in non-U.S. sovereign debt. These investments can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of a non-U.S. sovereign debt may not be able or willing to repay the principal and/ or interest when due in accordance with the terms of such debt. A Fund may have limited recourse to compel payment in the event of a default. Changes to the financial condition or credit rating of a non-U.S. government may cause the value of a non-U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non-U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non-U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$45,346,663	$—	$45,346,663

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TCW Funds, Inc.

October 31, 2024

Note 5 — Federal Income Taxes (Continued)

At the end of the previous fiscal year ended October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$1,802,569	$—	$1,802,569
TCW Emerging Markets Local Currency Income Fund	1,177,419	—	1,177,419

Permanent differences incurred during the year ended October 31, 2024, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the NAV per share:

	Undistributed Net Investment Income (Loss)	Undistributed Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Emerging Markets Income Fund	$(46,647,414)	$46,647,414	$—
TCW Emerging Markets Local Currency Income Fund	(2,760,446)	2,760,446	—

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital Gain	Total Distributions
TCW Emerging Markets Income Fund	$208,229,806	$—	$—	$208,229,806
TCW Emerging Markets Local Currency Income Fund	3,560,001	—	547,509	4,107,510

During the previous fiscal year ended October 31, 2023, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital Gain	Total Distributions
TCW Emerging Markets Income Fund	$208,679,952	$—	$—	$208,679,952
TCW Emerging Markets Local Currency Income Fund	4,696,848	—	—	4,696,848

At October 31, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows :

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$180,147,006	$(46,451,076)	$133,695,930	$3,353,249,507
TCW Emerging Markets Local Currency Income Fund	940,219	(3,264,882)	(2,324,663)	60,983,532

At October 31, 2024, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term	Long-Term
	Capital Losses	Capital Losses	Total
TCW Emerging Markets Income Fund	$1,365,793,965	$1,015,820,759	$2,381,614,724
TCW Emerging Markets Local Currency Income Fund	31,833,833	24,435,390	56,269,223

The Funds did not have any unrecognized tax benefits at October 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

37

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At October 31, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Total
TCW Emerging Markets Income Fund	$1,030,033	$1,659,423	$2,689,456
TCW Emerging Markets Local Currency Income Fund	225,798	145,939	371,737

Total	$1,255,831	$1,805,362	$3,061,193

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

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TCW Funds, Inc.

October 31, 2024

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$3,853,483,142	$4,305,200,552	$—	$—
TCW Emerging Markets Local Currency Income Fund	80,566,190	148,320,283	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	71,146,477	$456,030,183	155,379,245	$946,777,138
Shares Issued upon Reinvestment of Dividends	14,174,321	90,600,146	16,484,865	99,967,408
Shares Redeemed	(119,378,818)	(757,356,038)	(253,454,288)	(1,534,829,190)

Net Decrease	(34,058,020)	$(210,725,709)	(81,590,178)	$(488,084,644)

N Class	Shares	Amount	Shares	Amount
Shares Sold	12,036,924	$101,099,811	15,090,614	$119,272,021
Shares Issued upon Reinvestment of Dividends	3,058,886	25,238,031	2,938,551	23,013,683
Shares Redeemed	(15,966,039)	(132,458,353)	(12,491,675)	(98,323,505)

Net Decrease	(870,229)	$(6,120,511)	5,537,490	$43,962,199

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	41,281,965	$265,839,983	38,757,199	$235,169,525
Shares Issued upon Reinvestment of Dividends	6,840,858	43,788,088	5,624,869	34,094,725
Shares Redeemed	(87,402,232)	(572,468,708)	(55,895,176)	(335,479,982)

Net Decrease	(39,279,409)	$(262,840,637)	(11,513,108)	$(66,215,732)

TCW Emerging Markets Local Currency Income Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,776,001	$13,142,373	3,211,839	$23,179,638
Shares Issued upon Reinvestment of Dividends	497,005	3,647,506	471,364	3,408,057
Shares Redeemed	(11,086,017)	(82,075,462)	(4,123,910)	(29,251,079)

Net Decrease	(8,813,011)	$(65,285,583)	(440,707)	$(2,663,384)

N Class	Shares	Amount	Shares	Amount
Shares Sold	109,421	$816,034	749,949	$5,375,271
Shares Issued upon Reinvestment of Dividends	101,794	746,323	132,939	952,940
Shares Redeemed	(534,279)	(3,902,415)	(5,020,848)	(36,926,606)

Net Decrease	(323,064)	$(2,340,058)	(4,137,960)	$(30,598,395)

Note 10 — Affiliate Ownership

As of October 31, 2024, affiliates of the Fund and Advisor owned 6.61% of the net assets of the TCW Emerging Markets Local Currency Income Fund.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at October 31, 2024.

Note 12 — Committed Line of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2024. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The

40

TCW Funds, Inc.

October 31, 2024

Note 14 — New Accounting Pronouncements (Continued)

ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. The Company early adopted and there have been no impacts to date.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. There have been no impacts to date.

Note 15 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

41

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$5.84	$5.67	$7.87	$7.93	$8.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.50	0.41	0.33	0.35	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.61	0.09	(2.22)	(0.02)	(0.46)

Total from Investment Operations	1.11	0.50	(1.89)	0.33	(0.07)

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.33)	(0.28)	(0.37)	(0.33)
Distributions from Return of Capital	—	—	(0.03)	(0.02)	—

Total Distributions	(0.36)	(0.33)	(0.31)	(0.39)	(0.33)

Net Asset Value per Share, End of year	$6.59	$5.84	$5.67	$7.87	$7.93

Total Return	19.27%	8.72%	(24.47%)	4.04%	(0.69%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$2,143,263	$2,097,432	$2,500,689	$4,720,489	$5,877,348

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.87%	0.85%	0.90%	0.85%	0.85%

After Expense Reimbursement	0.85%	0.82%	0.85%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	7.82%	6.80%	4.79%	4.23%	4.95%

Portfolio Turnover Rate	106.48%	152.31%	119.10%	150.31%	135.46%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

42

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.53	$7.32	$10.16	$10.23	$10.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.64	0.53	0.41	0.44	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.79	0.10	(2.86)	(0.03)	(0.57)

Total from Investment Operations	1.43	0.63	(2.45)	0.41	(0.08)

Less Distributions:
Distributions from Net Investment Income	(0.45)	(0.42)	(0.36)	(0.46)	(0.41)
Distributions from Return of Capital	—	—	(0.03)	(0.02)	—

Total Distributions	(0.45)	(0.42)	(0.39)	(0.48)	(0.41)

Net Asset Value per Share, End of year	$8.51	$7.53	$7.32	$10.16	$10.23

Total Return	19.33%	8.48%	(24.57)%	3.97%	(0.69)%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$492,916	$443,173	$390,155	$546,887	$261,520

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.15%	1.15%	1.17%	1.13%	1.14%

After Expense Reimbursement	0.95%	0.95%	0.95%	0.95%	0.98%

Ratio of Net Investment Income to Average Net Assets	7.72%	6.70%	4.72%	4.20%	4.82%

Portfolio Turnover Rate	106.48%	152.31%	119.10%	150.31%	135.46%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

43

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class

	Year Ended October 31,				March 2, 2020 (Commencement of Operations) through October 31, 2020
	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$5.83	$5.67	$7.86	$7.93	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.51	0.42	0.33	0.36	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.60	0.07	(2.20)	(0.04)	(0.48)

Total from Investment Operations	1.11	0.49	(1.87)	0.32	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.33)	(0.29)	(0.37)	(0.19)
Return of capital	—	—	(0.03)	(0.02)	—

Total distributions	(0.36)	(0.33)	(0.32)	(0.39)	(0.19)

Net Asset Value per Share, End of year	$6.58	$5.83	$5.67	$7.86	$7.93

Total Return	19.57%	8.63%	(24.41%)	4.12%	(2.59	%)(2)

Ratios/Supplemental Data:

Net assets, end of year (in thousands)	$869,094	$998,832	$1,035,971	$1,996,103	$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83%	0.82%	0.81%	0.80%	0.79	%(3)

After Expense Reimbursement	0.77%	0.77%	0.77%	0.77%	0.77	%(3)

Ratio of Net Investment Income to Average Net Assets	7.86%	6.87%	4.86%	4.43%	4.96	%(3)

Portfolio Turnover Rate	106.48%	152.31%	119.10%	150.31%	135.46	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(3)	Annualized.

See accompanying Notes to Financial Statements.

44

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.03	$6.50	$8.47	$8.57	$9.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.50	0.43	0.35	0.37	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.35	(2.06)	(0.25)	(0.89)

Total from Investment Operations	0.59	0.78	(1.71)	0.12	(0.47)

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.25)	(0.10)	(0.22)	(0.09)
Distributions from Return of Capital	(0.06)	—	(0.16)	—	(0.04)

Total Distributions	(0.42)	(0.25)	(0.26)	(0.22)	(0.13)

Net Asset Value per Share, End of year	$7.20	$7.03	$6.50	$8.47	$8.57

Total Return	8.40%	11.92%	(20.57%)	1.34%	(5.26%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$45,886	$106,740	$101,530	$200,019	$192,679

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.19%	0.97%	1.02%	0.96%	0.97%

After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	6.78%	5.90%	4.65%	4.14%	4.90%

Portfolio Turnover Rate	115.86%	123.91%	122.49%	117.18%	135.99%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

45

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.01	$6.48	$8.44	$8.55	$9.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.49	0.42	0.34	0.36	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.09	0.35	(2.04)	(0.25)	(0.89)

Total from Investment Operations	0.58	0.77	(1.70)	0.11	(0.47)

Less Distributions:
Distributions from Net Investment Income	(0.35)	(0.24)	(0.10)	(0.22)	(0.09)
Distributions from Return of Capital	(0.06)	—	(0.16)	—	(0.04)

Total Distributions	(0.41)	(0.24)	(0.26)	(0.22)	(0.13)

Net Asset Value per Share, End of year	$7.18	$7.01	$6.48	$8.44	$8.55

Total Return	8.32%	11.89%	(20.66)%	1.30%	(5.28)%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$11,970	$13,949	$39,709	$39,546	$25,329

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.64%	1.31%	1.38%	1.32%	1.35%

After Expense Reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	6.64%	5.83%	4.64%	4.05%	4.84%

Portfolio Turnover Rate	115.86%	123.91%	122.49%	117.18%	135.99%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

46

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Emerging Markets Income Fund and TCW Emerging Markets Local Currency Income Fund (collectively, the “TCW International Funds”) two of the twelve funds constituting the TCW Funds, Inc., including the schedules of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the TCW International Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the TCW International Funds’ management. Our responsibility is to express an opinion on the TCW International Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the TCW International Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The TCW International Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the TCW International Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 23, 2024

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

47

Privacy Policy

The TCW Group, Inc. and Subsidiaries

TCW Investment Management Company LLC

TCW Asset Management Company LLC

Metropolitan West Asset Management, LLC

TCW PT Management Company LLC

TCW Asset Backed Finance Management Company LLC

TCW Funds, Inc. TCW Strategic Income Fund, Inc. TCW Metropolitan West Funds	Sepulveda Management LLC TCW Direct Lending LLC TCW Direct Lending VII LLC	TCW Direct Lending VIII LLC TCW Star Direct Lending LLC TCW ETF Trust TCW Spirit Direct Lending LLC

Effective December 2024

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial information,” issued by the United States Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

◾

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

◾

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

◾

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

48

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

◾

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

◾

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC.

◾	Are not guaranteed by a bank;
◾	Are not obligations of The TCW Group, Inc. or of its subsidiaries;
◾	Are not insured by the Federal Deposit Insurance Corporation; and
◾	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC. TCW FUNDS, INC. TCW STRATEGIC INCOME FUND INC. TCW METROPOLITAN WEST FUNDS SEPULVEDA MANAGEMENT LLC	TCW DIRECT LENDING LLC TCW DIRECT LENDING VII LLC TCW DIRECT LENDING VIII LLC TCW STAR DIRECT LENDING LLC TCW ETF TRUST TCW SPIRIT DIRECT LENDING LLC

Attention: Privacy Officer | 515 South Flower Street | Los Angeles, CA 90071 | email: privacy@tcw.com

49

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory and Management Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company LLC (the “Advisor”) are parties to an Investment Advisory and Management Agreement (the “Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Corporation. Unless terminated by either party, the Agreement continues in effect from year to year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Directors of the Corporation (the “Board”), and, in either event, by a majority of the Directors who are not “interested persons” of the Corporation, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Directors”), casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2025 through February 5, 2026. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process — The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from

50

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The TCW Group, Inc., the parent company of the Advisor (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

51

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024, and, at the request of the Board, as of July 31, 2024. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors noted that each Fund’s performance was satisfactory over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period, the fourth quintile for the five-year period, and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the

52

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Fund for outperformance going forward. The Board noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. The Board and the Independent Directors also considered its underperformance relative to its peers and its benchmark index for all periods reviewed.

For the High Yield Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-year period, second quintile for the five-year period, third quintile for the three-year period and fifth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the reorganization of the Fund into the TCW High Yield Bond ETF, a newly created exchange-traded fund that is a series of TCW ETF Trust, estimated to occur later in the year.

For the Enhanced Commodity Strategy Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods, the second quintile for the five-year period and the fourth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-, five-, three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one-, five- and ten-year periods.

For the Short Term Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and one-year periods, third quintile for the five-year period and first quintile for the three-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles, except that one Fund, the Select Equities Fund, ranked in the fourth quintile over certain periods.

The Select Equities Fund ranked in the second quintile for the ten- and one-year periods and the fourth quintile for the five- and three-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven in part by the Fund’s more modest positions in companies that were key contributors to the competitor funds’ returns. The Board and the Independent Directors also considered the Fund’s stronger performance over the ten- and one-year periods.

53

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period and the first quintile for the five-, three- and one-year periods.

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods and in the first quintile for the five- and one-year periods.

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the five-, three- and one-year periods.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, and one-year periods and the second quintile for the three-year period.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth or fifth quintiles over many of the various time periods reviewed but had shown improvement over the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the challenging international and emerging market conditions in recent years and the impact of being overweight in emerging market properties during a period of rapid property rule change in China.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five-year period, the fifth quintile for the three-year period and second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative underperformance was driven by security selection in high yield, largely in Chinese real estate during the three-year period. The Board and the Independent Directors noted that more stringent limits were placed on the Fund’s high yield exposure to manage downside risk, boosting the Fund’s performance to the top quartile for the one-year period ended July 31, 2024

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-year period, the fifth quintile for the five- and three-year periods and the third quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of relative underperformance for the Fund for certain periods and the enhancements to the Fund’s investment process as a result.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving

54

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis. The Board and the Independent Directors also observed that each Fund’s total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds. The Board and the Independent Directors also noted the contractual expense limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several Funds, their below-median management fee and total expenses were in part due to substantial waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the

55

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the Advisor was satisfactorily sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

56

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

57

TCW Funds, Inc.

Shareholder Meeting Results (Unaudited)

Special Meeting of Shareholders to Approve Directors — Voting Results

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

58

TCW Funds, Inc.

Tax Information Notice (Unaudited)

The following Funds paid foreign taxes during the year ended October 31, 2024 that are available as income tax credits:

Fund	Foreign Tax Credit
TCW Emerging Markets Income Fund	$1,348,461
TCW Emerging Markets Local Currency Income Fund	$153,495

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In February 2025, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2024. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

59

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

FUNDarEQ1024

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Securitized Bond Fund

TCW Funds, Inc.

TCW Central Cash Fund

Schedule of Investments	October 31, 2024

Issues	Maturity Date	Principal Amount	Value

SHORT TERM INVESTMENTS — 103.6%

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class

4.82% (1)	11/01/24	$8,397,067	$8,397,067

Total Money Market Investments

(Cost: $8,397,067)			8,397,067

REPURCHASE AGREEMENT — 29.3%

Bank of America NA Issued 10/31/24, repurchase date 11/01/24 (Collateralized by U.S. Treasury Securities valued at $561,000,000, 0.00% — 5.00%, due 09/30/25 — 05/15/44)

4.83%	11/01/24	550,000,000	550,000,000

JPMorgan Securities Issued 10/31/24, repurchase date 11/01/24 (Collateralized by U.S. Treasury Securities valued at $255,000,120, 0.38%, due 01/15/27)

4.83%	11/01/24	250,000,000	250,000,000

Total Repurchase Agreement

(Cost: $800,000,000)			800,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.4%

Federal Home Loan Banks

4.81% (1 day USD SOFR + 0.000%) (2)	11/19/24	100,000,000	100,000,000

4.82% (1 day USD SOFR + 0.010%) (2)	04/08/25	100,000,000	100,000,000

4.83% (1 day USD SOFR + 0.015%) (2)	12/30/24	100,000,000	100,000,000

4.83% (1 day USD SOFR + 0.015%) (2)	05/06/25	100,000,000	100,000,000

4.83% (1 day USD SOFR + 0.020%) (2)	03/20/25	100,000,000	100,000,000

Total U.S. Government Agency Obligations

(Cost: $500,000,000)			500,000,000

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 55.6%

U.S. Treasury Bills

4.80% (3)	11/05/24	$147,000,000	$146,922,931

4.81% (3)	11/05/24	25,000,000	24,986,846

5.05% (3)	11/05/24	175,000,000	174,903,847

4.76% (3)	11/12/24	108,000,000	107,845,395

4.80% (3)	11/05/24	87,000,000	86,954,335

5.02% (3)	11/12/24	250,000,000	249,624,931

4.76% (3)	11/19/24	350,000,000	349,181,437

4.81% (3)	11/12/24	15,000,000	14,978,374

4.79% (3)	11/05/24	350,000,000	349,816,425

4.72% (3)	11/05/24	12,000,000	11,993,791

Total U.S. Treasury Securities

(Cost: $1,517,208,312)			1,517,208,312

Total Short Term Investments

(Cost: $2,817,208,312)			2,817,208,312

Total Investments (103.6%)

(Cost: $2,825,605,379)			2,825,605,379

Liabilities In Excess Of Other Assets (-3.6%)			(98,043,077)

Net Assets (100.0%)			$2,727,562,302

Notes to the Schedule of Investments:

SOFR	Secured Overnight Financing Rate.
(1)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(3)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short Term Investments
U.S. Treasury Securities	$1,517,208,312	$—	$—	$1,517,208,312
Repurchase Agreement	—	800,000,000	—	800,000,000
U.S. Government Agency Obligations	—	500,000,000	—	500,000,000
Money Market Investments	8,397,067	—	—	8,397,067

Total Short Term Investments	1,525,605,379	1,300,000,000	—	2,825,605,379

Total Investments	$1,525,605,379	$1,300,000,000	$—	$2,825,605,379

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments	October 31, 2024

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 105.4% of Net Assets

CORPORATE BONDS — 16.1%

Aerospace & Defense — 0.5%

Boeing Co.

4.88%	05/01/25	$560,000	$558,729

5.81%	05/01/50	1,025,000	968,010

General Electric Co.

5.86% (3 mo. USD Term SOFR + 0.742%)(1)	08/15/36	3,045,000	2,855,753

			4,382,492

Agriculture — 0.1%

BAT Capital Corp. (United Kingdom)

5.28%	04/02/50	1,285,000	1,153,904

Imperial Brands Finance PLC (United Kingdom)

3.88% (2)	07/26/29	35,000	33,139

			1,187,043

Airlines — 0.2%

U.S. Airways Pass-Through Trust Series 2012-2, Class A (EETC)

4.63%	12/03/26	335,614	333,325

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	1,373,608	1,412,165

			1,745,490

Banks — 4.0%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (1)	03/11/27	4,195,000	4,018,223

1.73% (1 day USD SOFR + 0.960%) (1)	07/22/27	1,485,000	1,409,547

1.92% (1 day USD SOFR + 1.370%) (1)	10/24/31	345,000	289,262

2.09% (1 day USD SOFR + 1.060%) (1)	06/14/29	2,155,000	1,955,296

2.30% (1 day USD SOFR + 1.220%) (1)	07/21/32	380,000	319,683

2.50% (3 mo. USD Term SOFR + 1.252%) (1)	02/13/31	635,000	561,499

2.59% (1 day USD SOFR + 2.150%) (1)	04/29/31	135,000	119,368

Citigroup, Inc.

2.56% (1 day USD SOFR + 1.167%) (1)	05/01/32	35,000	29,946

2.98% (1 day USD SOFR + 1.422%) (1)	11/05/30	1,395,000	1,267,539

3.06% (1 day USD SOFR + 1.351%) (1)	01/25/33	180,000	156,607

3.89% (3 mo. USD Term SOFR + 1.825%) (1)	01/10/28	45,000	44,103

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Goldman Sachs Group, Inc.

1.43% (1 day USD SOFR + 0.798%) (1)	03/09/27	$4,260,000	$4,068,683

1.95% (1 day USD SOFR + 0.913%) (1)	10/21/27	1,000,000	945,710

HSBC Holdings PLC (United Kingdom)

2.21% (1 day USD SOFR + 1.285%) (1)	08/17/29	615,000	554,238

2.36% (1 day USD SOFR + 1.947%) (1)	08/18/31	930,000	798,637

JPMorgan Chase & Co.

1.05% (1 day USD SOFR + 0.800%) (1)	11/19/26	260,000	249,787

1.56% (1 day USD SOFR + 0.605%) (1)	12/10/25	2,080,000	2,071,514

1.95% (1 day USD SOFR + 1.065%) (1)	02/04/32	1,540,000	1,288,903

2.18% (1 day USD SOFR + 1.890%) (1)	06/01/28	905,000	847,904

2.74% (3 mo. USD Term SOFR + 1.510%) (1)	10/15/30	1,070,000	968,029

4.20% (3 mo. USD Term SOFR + 1.522%) (1)	07/23/29	935,000	914,000

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (1)	07/20/27	1,145,000	1,083,628

1.93% (1 day USD SOFR + 1.020%) (1)	04/28/32	180,000	148,896

3.77% (3 mo. USD Term SOFR + 1.402%) (1)	01/24/29	1,255,000	1,214,714

PNC Financial Services Group, Inc.

5.07% (1 day USD SOFR + 1.933%) (1)	01/24/34	120,000	118,460

5.68% (1 day USD SOFR + 1.902%) (1)	01/22/35	455,000	467,672

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (1)	06/14/27	1,531,000	1,450,041

2.47% (1 day USD SOFR + 1.220%) (1)	01/11/28	465,000	438,514

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (1)	02/01/34	525,000	508,499

5.68% (1 day USD SOFR + 1.860%) (1)	01/23/35	255,000	261,587

Wells Fargo & Co.

2.16% (3 mo. USD Term SOFR + 1.012%) (1)	02/11/26	355,000	351,965

2.88% (3 mo. USD Term SOFR + 1.432%) (1)	10/30/30	150,000	136,045

3.35% (1 day USD SOFR + 1.500%) (1)	03/02/33	905,000	804,916

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

3.53% (1 day USD SOFR + 1.510%) (1)	03/24/28		$2,245,000	$2,179,491

3.58% (3 mo. USD Term SOFR + 1.572%) (1)	05/22/28		260,000	252,096

4.90% (1 day USD SOFR + 2.100%) (1)	07/25/33		1,045,000	1,024,706

5.39% (1 day USD SOFR + 2.020%) (1)	04/24/34		550,000	554,147

				33,873,855

Beverages — 0.4%

Anheuser-Busch InBev SA (Belgium)

3.95% (3)	03/22/44	EUR	375,000	410,620

Bacardi Ltd.

2.75% (2)	07/15/26		$750,000	722,483

4.45% (2)	05/15/25		1,095,000	1,090,401

Diageo Capital BV (United Kingdom)

1.88% (3)	06/08/34	EUR	475,000	455,947

Pernod Ricard SA (France)

3.63% (3)	05/07/34	EUR	500,000	543,411

				3,222,862

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		$1,185,000	1,014,549

3.27% (2)	11/15/40		235,000	172,878

3.47% (2)	12/01/50		125,000	85,344

4.38%	06/01/47		370,000	296,596

				1,569,367

Diversified Financial Services — 1.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		3,225,000	2,993,122

Air Lease Corp.

3.25%	03/01/25		1,300,000	1,292,161

3.63%	12/01/27		400,000	386,380

4.63%	10/01/28		1,500,000	1,484,835

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		884,000	817,285

2.88% (2)	02/15/25		1,550,000	1,538,406

				8,512,189

Electric — 1.2%

Amprion GmbH (Germany)

0.63% (3)	09/23/33	EUR	300,000	254,700

4.00% (3)	05/21/44	EUR	200,000	221,429

Appalachian Power Co.

4.45%	06/01/45		$690,000	577,571

5.65%	04/01/34		1,025,000	1,048,790

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Duke Energy Corp.

3.75%	04/01/31	EUR	825,000	$901,197

3.85%	06/15/34	EUR	800,000	863,561

Duke Energy Progress LLC

3.70%	10/15/46		$1,325,000	1,009,902

E.ON SE (Germany)

3.75% (3)	01/15/36	EUR	100,000	110,433

Elia Group SA (Belgium)

3.88% (3)	06/11/31	EUR	200,000	217,786

Elia Transmission Belgium SA

3.75% (3)	01/16/36	EUR	200,000	219,171

Eurogrid GmbH (Germany)

0.74% (3)	04/21/33	EUR	200,000	173,845

1.11% (3)	05/15/32	EUR	200,000	183,933

Indiana Michigan Power Co.

4.55%	03/15/46		$420,000	363,111

ITC Holdings Corp.

2.95% (2)	05/14/30		1,000,000	901,580

Jersey Central Power & Light Co.

2.75% (2)	03/01/32		2,575,000	2,198,252

National Grid Electricity Transmission PLC (United Kingdom)

0.82% (3)	07/07/32	EUR	100,000	89,394

TenneT Holding BV (Netherlands)

2.75% (3)	05/17/42	EUR	295,000	279,843

4.75% (3)	10/28/42	EUR	415,000	498,478

				10,112,976

Electronics — 0.1%

Honeywell International, Inc.

3.75%	03/01/36	EUR	550,000	603,210

4.13%	11/02/34	EUR	290,000	331,012

				934,222

Entertainment — 0.6%

WarnerMedia Holdings, Inc.

4.28%	03/15/32		$200,000	175,536

5.05%	03/15/42		3,135,000	2,506,840

5.14%	03/15/52		2,834,000	2,136,666

				4,819,042

Food — 0.7%

ELO SACA (France)

6.00% (3)	03/22/29	EUR	700,000	656,434

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.00%	02/02/29		$240,000	220,106

6.50%	12/01/52		1,000,000	1,028,400

6.75% (2)	03/15/34		1,282,000	1,377,688

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount		Value

Food (Continued)

Mondelez International, Inc.

0.75%	03/17/33	EUR	465,000	$408,855

Smithfield Foods, Inc.

2.63% (2)	09/13/31		$2,565,000	2,116,074

				5,807,557

Gas — 0.6%

East Ohio Gas Co.

2.00% (2)	06/15/30		830,000	709,393

KeySpan Gas East Corp.

3.59% (2)	01/18/52		1,150,000	782,000

5.82% (2)	04/01/41		1,551,000	1,543,245

5.99% (2)	03/06/33		530,000	544,978

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	740,000	830,551

Piedmont Natural Gas Co., Inc.

5.10%	02/15/35		$465,000	456,518

				4,866,685

Health Care-Products — 0.1%

Medtronic Global Holdings SCA

1.75%	07/02/49		100,000	73,923

3.38%	10/15/34		210,000	228,237

Medtronic, Inc.

3.65%	10/15/29	EUR	185,000	206,268

				508,428

Health Care-Services — 0.6%

Centene Corp.

3.00%	10/15/30		1,683,000	1,459,750

CommonSpirit Health

2.78%	10/01/30		875,000	778,050

Elevance Health, Inc.

5.20%	02/15/35		380,000	378,898

Fresenius Medical Care U.S. Finance III, Inc.

1.88% (2)	12/01/26		1,650,000	1,540,292

Lonza Finance International NV (Switzerland)

3.88% (3)	04/24/36	EUR	420,000	465,229

				4,622,219

Insurance — 1.1%

Athene Global Funding

1.99% (2)	08/19/28		$295,000	263,358

2.72% (2)	01/07/29		240,000	217,935

3.21% (2)	03/08/27		815,000	774,886

Farmers Exchange Capital

7.20% (2)	07/15/48		1,495,000	1,542,137

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53		2,065,000	1,987,356

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Nationwide Mutual Insurance Co.

7.50% (3 mo. USD LIBOR + 2.290%) (1),(2)	12/15/24	$3,000,000	$3,007,350

New York Life Insurance Co.

3.75% (2)	05/15/50	70,000	53,354

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47	130,000	107,510

Willis North America, Inc.

4.50%	09/15/28	1,445,000	1,424,134

			9,378,020

Internet — 0.1%

Uber Technologies, Inc.

4.80%	09/15/34	930,000	901,403

Media — 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52	1,000,000	644,420

4.80%	03/01/50	495,000	372,062

5.13%	07/01/49	580,000	455,944

5.38%	05/01/47	2,755,000	2,252,874

5.75%	04/01/48	1,028,000	878,775

Time Warner Cable LLC

4.50%	09/15/42	1,475,000	1,101,604

			5,705,679

Oil & Gas — 0.0%

Petroleos Mexicanos

6.35%	02/12/48	145,000	99,354

6.75%	09/21/47	181,000	129,594

			228,948

Packaging & Containers — 0.4%

Berry Global, Inc.

1.57%	01/15/26	1,584,000	1,520,561

1.65%	01/15/27	1,716,000	1,599,672

4.88% (2)	07/15/26	270,000	268,458

			3,388,691

Pharmaceuticals — 0.7%

Bayer U.S. Finance II LLC

4.63% (2)	06/25/38	500,000	432,725

Bayer U.S. Finance II LLC (Germany)

4.38% (2)	12/15/28	2,023,000	1,957,758

4.88% (2)	06/25/48	1,930,000	1,587,772

6.50% (2)	11/21/33	310,000	324,849

CVS Health Corp.

4.78%	03/25/38	185,000	165,114

5.05%	03/25/48	415,000	358,822

5.88%	06/01/53	425,000	409,607

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

Johnson & Johnson

3.55%	06/01/44	EUR	225,000	$250,850

MSD Netherlands Capital BV

3.70%	05/30/44	EUR	480,000	526,896

				6,014,393

Pipelines — 0.6%

Energy Transfer LP

5.95%	10/01/43		$630,000	618,710

Rockies Express Pipeline LLC

4.95% (2)	07/15/29		980,000	921,612

Southern Natural Gas Co. LLC

7.35%	02/15/31		2,380,000	2,606,053

TC PipeLines LP

4.38%	03/13/25		710,000	707,252

				4,853,627

Real Estate — 0.2%

Annington Funding PLC (United Kingdom)

2.31% (3)	10/06/32	GBP	720,000	713,764

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (3)	05/04/28	EUR	315,000	312,925

1.75% (3)	03/12/29	EUR	110,000	110,246

LEG Immobilien SE (Germany)

1.50% (3)	01/17/34	EUR	100,000	88,493

Vonovia SE (Germany)

0.75% (3)	09/01/32	EUR	300,000	259,784

1.00% (3)	06/16/33	EUR	300,000	258,016

5.00% (3)	11/23/30		$100,000	117,015

				1,860,243

REIT — 1.4%

American Assets Trust LP

3.38%	02/01/31		1,655,000	1,434,686

American Homes 4 Rent LP

3.38%	07/15/51		730,000	493,692

CubeSmart LP

3.00%	02/15/30		317,000	286,746

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	890,000	840,735

Extra Space Storage LP

2.40%	10/15/31		$865,000	724,161

3.90%	04/01/29		250,000	239,608

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		170,000	156,114

5.75%	06/01/28		1,600,000	1,626,304

Healthcare Realty Holdings LP

2.05%	03/15/31		164,000	133,655

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Hudson Pacific Properties LP

3.25%	01/15/30		$1,752,000	$1,282,674

4.65%	04/01/29		100,000	80,161

Invitation Homes Operating Partnership LP

2.00%	08/15/31		811,000	664,801

5.50%	08/15/33		215,000	216,047

LXP Industrial Trust

2.38%	10/01/31		1,592,000	1,298,133

Prologis Euro Finance LLC

4.00%	05/05/34	EUR	300,000	331,336

4.25%	01/31/43	EUR	450,000	500,552

Realty Income Corp.

5.13%	07/06/34	EUR	830,000	995,686

Rexford Industrial Realty LP

2.15%	09/01/31		25,000	20,650

VICI Properties LP/VICI Note Co., Inc.

3.88% (2)	02/15/29		$325,000	306,218

4.13% (2)	08/15/30		41,000	38,025

4.50% (2)	01/15/28		147,000	143,347

4.63% (2)	06/15/25		160,000	159,280

				11,972,611

Retail — 0.0%

McDonald’s Corp.

4.25% (3)	03/07/35	EUR	145,000	165,485

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

2.97% (1 day USD SOFR + 1.290%) (1),(2)	02/16/28		440,000	420,253

Telecommunications — 0.4%

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	695,000	705,453

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

4.74% (2)	09/20/29		$768,125	767,464

5.15% (2)	09/20/29		1,753,500	1,762,075

				3,234,992

Water — 0.1%

Suez SACA (France)

2.88% (3)	05/24/34	EUR	400,000	403,719

Total Corporate Bonds

(Cost: $141,321,755)				134,692,491

MUNICIPAL BONDS — 0.7%

California Health Facilities Financing Authority, Revenue Bond

3.00%	08/15/51		690,000	540,588

City of New York, General Obligation Unlimited

3.00%	08/01/34		380,000	323,678

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

New York City Transitional Finance Authority Future Tax Secured Revenue

2.00%	08/01/35	$1,000,000	$753,750

2.45%	11/01/34	2,485,000	2,001,730

Regents of the University of California Medical Center Pooled Revenue, Revenue Bond

3.26%	05/15/60	3,060,000	2,088,104

Total Municipal Bonds

(Cost: $7,471,127)			5,707,850

ASSET-BACKED SECURITIES — 6.5%

AGL CLO 7 Ltd. Series 2020-7A, Class BR

6.62% (3 mo. USD Term SOFR + 1.962%) (1),(2)	07/15/34	4,235,000	4,240,505

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (2)	08/15/46	3,372,000	3,185,979

Apidos CLO XXV Ltd. Series 2016-25A, Class A1R2

5.77% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/31	1,788,795	1,789,153

ARES LXII CLO Ltd. Series 2021-62A, Class B

6.54% (3 mo. USD Term SOFR + 1.912%) (1),(2)	01/25/34	4,000,000	4,005,600

Barings CLO Ltd. Series 2018-4A, Class A1R

5.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/30	2,311,935	2,314,016

CIFC Funding Ltd. Series 2021-7A, Class A1

6.02% (3 mo. USD Term SOFR + 1.392%) (1),(2)	01/23/35	4,300,000	4,300,860

Clover CLO LLC Series 2018-1A, Class A1RR

6.15% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/37	4,190,000	4,202,989

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

6.27% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	2,235,636	2,240,107

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.82% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	1,214,821	1,215,671

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (2)	01/17/73	940,778	883,401

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (2)	01/17/73	1,076,475	967,661

LCM Loan Income Fund I Ltd. Series 1A, Class B

6.33% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31	50,000	50,218

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A

6.03% (3 mo. USD Term SOFR + 1.412%) (1),(2)	04/19/33	4,162,473	4,173,712

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Navient Private Education Refi Loan Trust Series 2021-GA, Class A

1.58% (2)	04/15/70	$2,382,507	$2,107,975

OCP CLO Ltd. Series 2020-19A, Class AR

6.03% (3 mo. USD Term SOFR + 1.412%) (1),(2)	10/20/34	3,600,000	3,605,760

Octagon Investment Partners XIV Ltd. Series 2012-1A, Class AARR

5.87% (3 mo. USD Term SOFR + 1.212%) (1),(2)	07/15/29	131,242	131,387

SBNA Auto Receivables Trust Series 2024-A, Class A3

5.32% (2)	12/15/28	2,440,000	2,454,448

Skyline Aviation, Inc. Class A

3.23% (4)	07/03/38	3,947,264	3,596,945

SLM Student Loan Trust Series 2003-7A, Class A5A

6.83% (90 day USD SOFR Average + 1.462%) (1),(2)	12/15/33	1,129,531	1,116,968

SLM Student Loan Trust Series 2008-2, Class B

6.65% (90 day USD SOFR Average + 1.462%) (1)	01/25/83	710,000	733,803

SLM Student Loan Trust Series 2008-3, Class B

6.65% (90 day USD SOFR Average + 1.462%) (1)	04/26/83	710,000	734,097

SLM Student Loan Trust Series 2008-4, Class A4

7.10% (90 day USD SOFR Average + 1.912%) (1)	07/25/22	1,465,874	1,469,807

SLM Student Loan Trust Series 2008-4, Class B

7.30% (90 day USD SOFR Average + 2.112%) (1)	04/25/73	710,000	739,659

SLM Student Loan Trust Series 2008-5, Class B

7.30% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	710,000	734,300

SLM Student Loan Trust Series 2008-6, Class B

7.30% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	730,925

SLM Student Loan Trust Series 2008-7, Class B

7.30% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	732,429

Voya CLO Ltd. Series 2016-3A, Class A1R2

5.78% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/18/31	1,902,401	1,906,206

Total Asset-backed Securities

(Cost: $54,613,745)			54,364,581

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3

3.75%	04/25/33	4,045,000	3,776,655

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AN0245

3.42%	11/01/35	$1,642,981	$1,537,770

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $5,794,121)			5,314,425

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.8%

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A

5.99% (1 mo. USD Term SOFR + 1.184%) (1),(2)	08/15/34	1,800,549	1,796,079

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (2),(5)	08/10/38	1,930,000	1,824,726

Bank Series 2022-BNK42, Class A5

4.49% (5)	06/15/55	3,593,000	3,453,502

BPR Trust Series 2022-OANA, Class A

6.70% (1 mo. USD Term SOFR + 1.898%) (1),(2)	04/15/37	3,678,000	3,700,260

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (2)	03/09/44	2,415,000	2,140,770

BX Trust Series 2019-OC11, Class A

3.20% (2)	12/09/41	1,485,000	1,349,850

BXHPP Trust Series 2021-FILM, Class A

5.57% (1 mo. USD Term SOFR + 0.764%) (1),(2)	08/15/36	3,000,000	2,884,608

COMM Mortgage Trust Series 2015-CR27, Class A3

3.35%	10/10/48	1,840,022	1,817,308

CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3

2.56%	03/15/53	3,004,000	2,590,707

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (2)	07/10/39	2,185,000	2,002,214

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

2.94% (2),(5)	12/10/41	1,180,000	1,049,184

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39	1,160,000	1,053,214

Manhattan West Mortgage Trust Series 2020-1MW, Class A

2.13% (2)	09/10/39	1,720,000	1,574,160

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (2)	09/15/54	1,495,000	1,306,013

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (2),(5)	01/05/43	1,710,000	1,435,863

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(5)	01/05/43	$70,000	$59,763

Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class AS

3.58%	02/15/48	2,100,000	2,084,976

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $33,826,508)			32,123,197

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 38.3%

Federal Home Loan Mortgage Corp., Pool #A97179

4.50%	03/01/41	835,849	819,157

Federal Home Loan Mortgage Corp., Pool #G06360

4.00%	03/01/41	983,564	944,058

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	670,919	643,005

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	442,073	422,940

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	570,572	525,615

Federal Home Loan Mortgage Corp., Pool #G07924

3.50%	01/01/45	848,064	779,574

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	1,052,255	928,312

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	1,699,230	1,550,706

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	2,037,582	1,797,578

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	1,146,829	1,046,589

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	1,635,720	1,443,051

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	458,253	418,199

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	1,575,346	1,389,788

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	1,582,139	1,395,781

Federal Home Loan Mortgage Corp., Pool #G08792

3.50%	12/01/47	1,253,957	1,141,537

Federal Home Loan Mortgage Corp., Pool #G08816

3.50%	06/01/48	231,833	210,955

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	212,253	209,947

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	824,534	796,905

Federal Home Loan Mortgage Corp., Pool #G60038

3.50%	01/01/44	814,531	751,755

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	$413,034	$392,152

Federal Home Loan Mortgage Corp., Pool #G67700

3.50%	08/01/46	670,879	614,809

Federal Home Loan Mortgage Corp., Pool #G67706

3.50%	12/01/47	480,294	438,835

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	5,316,766	4,879,263

Federal Home Loan Mortgage Corp., Pool #G67711

4.00%	03/01/48	1,317,355	1,244,118

Federal Home Loan Mortgage Corp., Pool #G67718

4.00%	01/01/49	1,211,925	1,141,441

Federal Home Loan Mortgage Corp., Pool #Q05261

3.50%	12/01/41	847,953	787,463

Federal Home Loan Mortgage Corp., Pool #Q20178

3.50%	07/01/43	1,654,038	1,533,640

Federal Home Loan Mortgage Corp., Pool #RA8693

4.50%	04/01/53	6,911,802	6,566,037

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	3,728,005	3,273,144

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	462,316	421,293

Federal Home Loan Mortgage Corp., Pool #SD8178

2.50%	11/01/51	4,920,037	4,090,146

Federal Home Loan Mortgage Corp., Pool #SD8193

2.00%	02/01/52	7,395,418	5,876,860

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	6,727,131	5,586,169

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	2,605,946	2,478,220

Federal Home Loan Mortgage Corp., Pool #SD8264

3.50%	11/01/52	3,219,267	2,881,890

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	989,554	871,869

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	825,140	776,228

Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ

6.50%	04/15/32	43,745	45,009

Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)

5.57% (30 day USD SOFR Average + 0.564%) (1)	02/15/33	122,115	121,613

Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)

4.50%	08/15/33	34,965	34,604

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

1.29% (-30 day USD SOFR Average + 6.296%) (1)	05/15/37	5,478	335

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

9.53% (-30 day USD SOFR Average + 42.091%) (1)	07/15/37	$143,528	$188,232

Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC

5.50%	07/15/37	121,357	123,861

Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)

1.29% (-30 day USD SOFR Average + 6.296%) (1)	10/15/37	180,785	16,484

Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL

5.82% (30 day USD SOFR Average + 0.814%) (1)	11/15/37	47,935	47,911

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

0.78% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	791,026	46,590

Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)

1.53% (-30 day USD SOFR Average + 6.536%) (1)	04/15/36	266,479	21,839

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	391,762	344,224

Federal National Mortgage Association, Pool #596686

6.50%	11/01/31	5,338	5,541

Federal National Mortgage Association, Pool #727575

5.00%	06/01/33	10,488	10,562

Federal National Mortgage Association, Pool #748751

5.50%	10/01/33	30,000	30,652

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	248,800	243,533

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	224,060	234,764

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	447,439	420,176

Federal National Mortgage Association, Pool #BN7755

3.00%	09/01/49	2,369,968	2,080,804

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	8,136,106	6,473,030

Federal National Mortgage Association, Pool #BQ7006

2.00%	01/01/52	6,685,882	5,317,167

Federal National Mortgage Association, Pool #BV7937

4.00%	08/01/52	4,752,630	4,398,909

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	3,686,185	3,178,246

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #BX8625

5.00%	04/01/53	$7,817,147	$7,597,286

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	1,130,390	1,091,214

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	769,074	742,420

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	627,269	605,530

Federal National Mortgage Association, Pool #CA2327

4.00%	09/01/48	391,231	368,632

Federal National Mortgage Association, Pool #CB0290

2.00%	04/01/51	6,730,120	5,377,892

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	6,324,909	5,304,540

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	6,896,722	5,771,281

Federal National Mortgage Association, Pool #CB3289

2.00%	04/01/52	9,007,053	7,195,387

Federal National Mortgage Association, Pool #CB4800

4.50%	10/01/52	5,641,820	5,368,088

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	238,699	217,188

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	1,593,893	1,399,419

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	7,433,109	5,905,085

Federal National Mortgage Association, Pool #FS4233

4.50%	12/01/52	6,108,854	5,812,495

Federal National Mortgage Association, Pool #FS4701

4.50%	04/01/53	7,242,918	6,880,590

Federal National Mortgage Association, Pool #FS6953

4.00%	02/01/53	4,706,162	4,356,629

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	508,453	483,598

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	947,027	899,088

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	1,368,515	1,318,728

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	$272,376	$247,654

Federal National Mortgage Association, Pool #MA4093

2.00%	08/01/40	3,686,748	3,121,786

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	6,811,649	5,436,211

Federal National Mortgage Association, Pool #MA4387

2.00%	07/01/41	529,055	446,399

Federal National Mortgage Association, Pool #MA4465

2.00%	11/01/51	2,013,225	1,601,708

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	7,319,770	6,080,563

Federal National Mortgage Association, Pool #MA4548

2.50%	02/01/52	6,754,288	5,608,720

Federal National Mortgage Association, Pool #MA4562

2.00%	03/01/52	4,387,458	3,485,528

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	6,658,663	5,749,937

Federal National Mortgage Association, Pool #MA4644

4.00%	05/01/52	1,276,936	1,182,294

Federal National Mortgage Association, Pool #MA4655

4.00%	07/01/52	4,265,740	3,948,918

Federal National Mortgage Association, Pool #MA4839

4.00%	12/01/52	6,333,021	5,858,732

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	4,966,639	4,593,911

Federal National Mortgage Association, Pool #MA5138

5.50%	09/01/53	6,937,782	6,877,775

Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F)

10.43% (-30 day USD SOFR Average + 27.424%) (1)	03/25/30	21,628	22,393

Federal National Mortgage Association REMICS Series 2001-34, Class FV

5.47% (30 day USD SOFR Average + 0.614%) (1)	08/25/31	40,151	40,110

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-89, Class GF

5.49% (30 day USD SOFR Average + 0.634%) (1)	09/25/37	$203,914	$203,252

Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)

1.88% (-30 day USD SOFR Average + 6.736%) (1)	04/25/38	37,756	4,082

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

1.23% (-30 day USD SOFR Average + 6.086%) (1)	07/25/38	43,086	2,948

Federal National Mortgage Association REMICS Series 2009-64, Class TB

4.00%	08/25/29	319,864	314,770

Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.636%) (1)	09/25/39	31,594	3,210

Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)

1.36% (-30 day USD SOFR Average + 6.216%) (1)	03/25/40	455,503	41,608

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	995,403	951,575

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	755,922	668,515

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	561,652	496,783

Federal National Mortgage Association REMICS Series 2019-79, Class FA

5.47% (30 day USD SOFR Average + 0.614%) (1)	01/25/50	1,360,826	1,338,030

Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)

5.75%	08/25/34	526,276	537,622

Government National Mortgage Association, Pool #608259

4.50%	08/15/33	11,607	11,566

Government National Mortgage Association, Pool #782114

5.00%	09/15/36	47,082	47,793

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	762,307	698,319

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	738,820	676,000

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	$329,112	$292,258

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	721,076	659,765

Government National Mortgage Association, Pool #MA4126

3.00%	12/20/46	1,980,490	1,758,716

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	1,037,542	949,322

Government National Mortgage Association, Pool #MA4196

3.50%	01/20/47	610,498	558,589

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	247,338	247,090

Government National Mortgage Association, Pool #MA4510

3.50%	06/20/47	291,812	266,360

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	581,727	580,517

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	191,247	191,053

Government National Mortgage Association, Pool #MA4777

3.00%	10/20/47	235,795	209,162

Government National Mortgage Association, Pool #MA4836

3.00%	11/20/47	922,269	816,728

Government National Mortgage Association, Pool #MA4837

3.50%	11/20/47	1,902,985	1,737,003

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	542,381	511,531

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	927,495	874,383

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	656,801	619,190

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,300,246	1,258,368

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	45,094	42,453

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	$79,250	$76,635

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	68,830	61,389

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	515,710	444,020

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	4,907,015	4,690,994

Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)

1.60% (-1 mo. USD Term SOFR + 6.356%) (1)	03/20/38	125,267	11,775

Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)

1.33% (-1 mo. USD Term SOFR + 6.086%) (1)	09/20/38	484,963	41,491

Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)

0.88% (-1 mo. USD Term SOFR + 5.636%) (1)	01/20/40	733,585	56,625

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	659,175	594,820

Government National Mortgage Association REMICS Series 2023-134, Class F

5.89% (30 day USD SOFR Average + 1.000%) (1)	08/20/53	845,533	845,147

Government National Mortgage Association REMICS Series 2024-30, Class CF

6.14% (30 day USD SOFR Average + 1.250%) (1)	02/20/54	1,027,366	1,028,501

Government National Mortgage Association REMICS Series 2024-97, Class FW

6.04% (30 day USD SOFR Average + 1.150%) (1)	06/20/54	243,881	244,374

Government National Mortgage Association, TBA

2.50% (6)	12/01/51	13,325,000	11,294,810

4.00% (6)	05/01/52	10,125,000	9,427,332

4.50% (6)	05/01/54	8,025,000	7,661,066

5.00% (6)	06/01/54	11,575,000	11,304,868

5.50% (6)	06/01/54	6,000,000	5,966,301

Uniform Mortgage-Backed Security, TBA

2.00% (6)	11/01/51	3,925,000	3,111,663

2.50% (6)	12/01/51	3,075,000	2,545,946

3.00% (6)	01/01/52	5,350,000	4,606,232

3.50% (6)	02/01/52	15,975,000	14,288,871

4.00% (6)	04/01/52	625,000	577,783

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

4.50% (6)	04/01/54	$4,750,000	$4,511,265

5.00% (6)	04/01/54	10,250,000	9,957,655

5.50% (6)	04/01/54	5,100,000	5,051,088

Total Residential Mortgage-Backed Securities — Agency

(Cost: $337,506,059)			321,420,056

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.9%

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (2)	07/25/59	1,437,737	1,374,129

Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5

2.50% (2),(5)	11/25/51	3,512,748	3,082,441

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2

5.75% (7)	08/25/35	118,091	99,555

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

5.14% (1 mo. USD Term SOFR + 0.404%) (1),(2)	09/25/36	5,163,549	4,962,919

CSMC Trust Series 2018-RPL9, Class A

3.85% (2),(5)	09/25/57	1,949,875	1,860,315

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(5)	05/25/67	3,011,430	2,977,206

Fremont Home Loan Trust Series 2005-E, Class 2A4

5.51% (1 mo. USD Term SOFR + 0.774%) (1)	01/25/36	3,735,650	3,571,957

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (2)	10/25/57	1,491,404	1,450,832

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6

2.50% (2),(5)	12/25/51	3,344,165	2,933,331

GSAA Home Equity Trust Series 2005-11, Class 2A2

5.49% (1 mo. USD Term SOFR + 0.754%) (1)	10/25/35	416,213	431,282

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

5.18% (1 mo. USD Term SOFR + 0.594%) (1)	04/25/35	419,988	343,845

JPMorgan Mortgage Trust Series 2021-14, Class A3

2.50% (2),(5)	05/25/52	4,511,294	3,658,295

JPMorgan Mortgage Trust Series 2021-INV3, Class A3

2.50% (2),(5)	12/25/51	6,518,575	5,726,270

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (2),(5)	12/25/51	4,992,096	4,513,580

JPMorgan Mortgage Trust Series 2022-1, Class A3

2.50% (2),(5)	07/25/52	7,956,046	6,469,183

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1

5.77% (1 mo. USD Term SOFR + 1.029%) (1)	07/25/34	$436,893	$453,714

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A

5.65% (5)	04/25/34	61,580	58,466

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3

5.68% (1 mo. USD Term SOFR + 0.939%) (1)	07/25/35	5,000,000	4,829,113

Starwood Mortgage Residential Trust Series 2021-3, Class A1

1.13% (2),(5)	06/25/56	2,051,197	1,732,610

Structured Asset Investment Loan Trust Series 2004-6, Class A3

5.65% (1 mo. USD Term SOFR + 0.914%) (1)	07/25/34	1,368,523	1,391,830

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

5.37% (1 mo. USD Term SOFR + 0.634%) (1)	11/25/45	3,580,818	3,366,164

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2

5.12% (5)	03/25/35	397,193	393,726

Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1

6.00% (7)	07/25/37	37,702	33,003

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33

5.85% (1 mo. USD Term SOFR + 1.114%) (1)	10/25/34	2,280,181	2,306,921

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $59,944,779)			58,020,687

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 32.5%

U.S. Treasury Bonds

4.13%	08/15/44	$49,335,000	$46,328,649

4.25%	08/15/54	42,742,000	41,132,497

4.50%	11/15/54	835,000	837,910

U.S. Treasury Notes

3.50%	09/30/26	2,240,000	2,212,875

3.50%	09/30/29	12,833,000	12,467,560

3.88%	10/15/27	1,145,000	1,137,262

3.88%	08/15/34	48,311,000	46,744,667

4.00%	11/15/27	70,000	69,793

4.13%	10/31/26	37,495,000	37,470,101

4.13%	10/31/29	84,091,000	84,015,449

Total U.S. Treasury Securities

(Cost: $278,478,531)			272,416,763

Total Fixed Income Securities

(Cost: $918,956,625)			884,060,050

		Shares

MONEY MARKET INVESTMENTS — 7.0%

TCW Central Cash Fund, 4.84%, (8),(9)		58,589,783	58,589,783

Total Money Market Investments

(Cost: $58,589,783)			58,589,783

Total Investments (112.4%)

(Cost: $977,546,408)			942,649,833

Liabilities In Excess Of Other Assets (-12.4%)			(103,945,335)

Net Assets (100.0%)			$838,704,498

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,402	2-Year U.S. Treasury Note Futures	12/31/24	$291,273,661	$288,735,325	$(2,538,336)
378	5-Year U.S. Treasury Note Futures	12/31/24	41,132,461	40,534,593	(597,868)

			$332,406,122	$329,269,918	$(3,136,204)

Short Futures
17	10-Year U.S. Treasury Note Futures	12/19/24	$(1,942,896)	$(1,877,969)	$64,927
11	30-Year Euro-Buxl Future	12/6/24	(1,622,599)	(1,580,663)	41,936
12	Euro-Bobl Future	12/6/24	(1,552,291)	(1,539,235)	13,056
71	Euro-Bund Future	12/6/24	(10,332,656)	(10,159,297)	173,359
4	Long Gilt Futures	12/27/24	(510,980)	(483,610)	27,370

			$(15,961,422)	$(15,640,774)	$320,648

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America	EUR	89,000	01/17/25	$96,521	$96,935	$414
Goldman Sachs & Co.	EUR	824,000	01/17/25	893,302	897,466	4,164
Citibank N.A.	EUR	542,000	01/17/25	592,638	590,325	(2,313)

				$1,582,461	$1,584,726	$2,265

SELL (11)
Goldman Sachs & Co.	EUR	715,000	01/17/25	$776,673	$778,748	$(2,075)
Citibank N.A.	EUR	14,727,000	01/17/25	16,239,501	16,040,020	199,481
Citibank N.A.	GBP	564,000	01/17/25	738,062	724,948	13,114
Bank of America	EUR	161,000	01/17/25	177,435	175,354	2,081

				$17,931,671	$17,719,070	$212,601

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$8,888,000	12/20/53	Annual	3.520%	Annual	12-Month SOFR	$237,905	$—	$237,905

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2024

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $142,042,140 or 16.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $9,586,839 or 1.1% of net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(9)	Affiliated issuer.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$684,789,783	$626,200,000	58,589,783	$58,589,783	$1,161,384	$—	$—	$—

Total					$58,589,783	$1,161,384	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$321,420,056	$—	$321,420,056
U.S. Treasury Securities	272,416,763	—	—	272,416,763
Corporate Bonds	—	134,692,491	—	134,692,491
Residential Mortgage-Backed Securities — Non-Agency	—	58,020,687	—	58,020,687
Asset-Backed Securities	—	50,767,636	3,596,945	54,364,581
Commercial Mortgage-Backed Securities — Non-Agency	—	32,123,197	—	32,123,197
Municipal Bonds	—	5,707,850	—	5,707,850
Commercial Mortgage-Backed Securities — Agency	—	5,314,425	—	5,314,425

Total Fixed Income Securities	272,416,763	608,046,342	3,596,945	884,060,050

Money Market Investments	58,589,783	—	—	58,589,783

Total Investments	$331,006,546	$608,046,342	$3,596,945	$942,649,833

Asset Derivatives
Futures Contracts
Interest Rate Risk	320,648	—	—	320,648
Swap Agreements
Interest Rate Risk	—	237,905	—	237,905
Forward Currency Exchange Contracts
Foreign Currency Risk	—	219,254	—	219,254

Total	$331,327,194	$608,503,501	$3,596,945	$943,427,640

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,136,204)	$—	$—	$(3,136,204)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(4,388)	—	(4,388)

Total	$(3,136,204)	$(4,388)	$—	$(3,140,592)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments	October 31, 2024

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 109.8% of Net Assets

CORPORATE BONDS — 15.9%

Aerospace & Defense — 0.5%

Boeing Co.

6.53% (1)	05/01/34		$10,000	$10,546

General Electric Co.

5.86% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		100,000	93,785

				104,331

Airlines — 0.3%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		68,474	63,773

Banks — 4.2%

Bank of America Corp.

2.30% (1 day USD SOFR + 1.220%) (2)	07/21/32		75,000	63,095

China Development Bank

2.77%	10/24/32	CNY	410,000	59,903

3.09%	06/18/30	CNY	1,530,000	226,879

3.48%	01/08/29	CNY	200,000	29,831

Citigroup, Inc.

3.06% (1 day USD SOFR + 1.351%) (2)	01/25/33		5,000	4,350

JPMorgan Chase & Co.

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29		20,000	18,189

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28		181,000	185,440

Morgan Stanley

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32		$5,000	4,189

3.96% (3 mo. EUR EURIBOR + 1.242%) (2)	03/21/35	EUR	100,000	110,271

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29		30,000	30,670

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29		30,000	29,836

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28		60,000	56,457

2.57% (3 mo. USD LIBOR + 1.000%) (2)	02/11/31		5,000	4,433

				823,543

Issues	Maturity Date	Principal Amount	Value

Building Materials — 1.1%

Cemex SAB de CV (Mexico)

9.13% (5 yr. CMT + 5.157%) (1),(2),(3)	03/14/28	$200,000	$213,266

Chemicals — 0.5%

International Flavors & Fragrances, Inc.

1.80%	09/25/26	100,000	105,652

Commercial Services — 0.0%

Valvoline, Inc.

3.63% (1)	06/15/31	10,000	8,688

Cosmetics/Personal Care — 0.1%

Prestige Brands, Inc.

3.75% (1)	04/01/31	22,000	19,701

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	20,000	19,092

3.88%	01/23/28	10,000	9,688

Air Lease Corp.

5.85%	12/15/27	20,000	20,591

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	24,000	22,189

2.88% (1)	02/15/25	30,000	29,775

GGAM Finance Ltd. (Ireland)

8.00% (1)	02/15/27	15,000	15,508

			116,843

Electric — 1.5%

Alpha Generation LLC

6.75% (1)	10/15/32	5,000	5,077

Amprion GmbH (Germany)

0.63% (4)	09/23/33	100,000	84,900

Duke Energy Corp.

3.75%	04/01/31	100,000	109,236

National Grid Electricity Transmission PLC (United Kingdom)

0.82% (4)	07/07/32	100,000	89,394

			288,607

Electronics — 0.6%

Honeywell International, Inc.

4.13%	11/02/34	100,000	114,142

Engineering & Construction — 0.0%

Artera Services LLC

8.50% (1)	02/15/31	5,000	4,960

Entertainment — 0.4%

WarnerMedia Holdings, Inc.

5.05%	03/15/42	10,000	7,996

5.14%	03/15/52	85,000	64,085

			72,081

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Environmental Control — 0.0%

GFL Environmental, Inc. (Canada)

3.75% (1)	08/01/25	$7,000	$6,936

Food — 0.4%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

4.38%	02/02/52	20,000	15,334

6.50%	12/01/52	25,000	25,710

Pilgrim’s Pride Corp.

4.25%	04/15/31	37,000	34,403

Post Holdings, Inc.

4.63% (1)	04/15/30	12,000	11,232

			86,679

Health Care-Products — 0.6%

Medtronic, Inc.

3.65%	10/15/29	100,000	111,496

Health Care-Services — 0.2%

Catalent Pharma Solutions, Inc.

3.50% (1)	04/01/30	10,000	9,706

HAH Group Holding Co. LLC

9.75% (1)	10/01/31	2,000	2,041

Kedrion SpA (Italy)

6.50% (1)	09/01/29	11,000	10,346

ModivCare, Inc.

5.00% (1)	10/01/29	21,000	14,366

			36,459

Household Products/Wares — 0.0%

Central Garden & Pet Co.

4.13%	10/15/30	6,000	5,448

Insurance — 0.2%

Athene Global Funding

1.99% (1)	08/19/28	20,000	17,855

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	30,000	28,872

			46,727

Internet — 0.2%

Alibaba Group Holding Ltd. (China)

2.13%	02/09/31	50,000	42,759

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	9,000	8,681

9.75%	01/15/29	5,000	5,005

			13,686

Issues	Maturity Date	Principal Amount	Value

Media — 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital

5.38%	05/01/47	$81,000	$66,237

CSC Holdings LLC

6.50% (1)	02/01/29	45,000	38,066

Sirius XM Radio, Inc.

3.88% (1)	09/01/31	7,000	6,024

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	23,000	20,673

			131,000

Packaging & Containers — 0.6%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26	5,000	4,356

Berry Global, Inc.

1.00% (4)	01/15/25	100,000	108,033

			112,389

Pharmaceuticals — 1.1%

1375209 BC Ltd. (Canada)

9.00% (1)	01/30/28	15,000	14,977

Bayer U.S. Finance II LLC

4.63% (1)	06/25/38	51,000	44,138

4.88% (1)	06/25/48	10,000	8,227

CVS Health Corp.

2.70%	08/21/40	25,000	16,679

Grifols SA (Spain)

4.75% (1)	10/15/28	15,000	13,861

MSD Netherlands Capital BV

3.70%	05/30/44	100,000	109,770

			207,652

Pipelines — 0.1%

Energy Transfer LP

6.55%	12/01/33	3,000	3,221

Venture Global LNG, Inc.

7.00% (1)	01/15/30	4,000	4,027

9.50% (1)	02/01/29	5,000	5,530

			12,778

REIT — 1.3%

American Assets Trust LP

3.38%	02/01/31	40,000	34,675

American Homes 4 Rent LP

2.38%	07/15/31	35,000	29,482

American Tower Corp.

2.70%	04/15/31	20,000	17,423

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30	15,000	13,982

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

5.38%	04/15/26		$10,000	$10,009

5.75%	06/01/28		5,000	5,082

Healthcare Realty Holdings LP

3.10%	02/15/30		40,000	36,041

Hudson Pacific Properties LP

3.25%	01/15/30		30,000	21,964

3.95%	11/01/27		6,000	5,391

LXP Industrial Trust

2.70%	09/15/30		20,000	17,311

VICI Properties LP

5.13%	05/15/32		2,000	1,960

VICI Properties LP/VICI Note Co., Inc.

5.75% (1)	02/01/27		50,000	50,415

				243,735

Retail — 0.2%

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (1)	04/01/26		5,000	4,970

5.88% (1)	04/01/29		17,000	15,889

Michaels Cos., Inc.

5.25% (1)	05/01/28		20,000	14,528

				35,387

Software — 0.0%

Open Text Corp. (Canada)

6.90% (1)	12/01/27		5,000	5,205

Telecommunications — 0.4%

Frontier Communications Holdings LLC

5.88% (1)	10/15/27		6,000	5,991

8.63% (1)	03/15/31		10,000	10,741

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

4.74% (1)	09/20/29		8,750	8,743

T-Mobile USA, Inc.

2.63%	04/15/26		55,000	53,338

				78,813

Total Corporate Bonds

(Cost: $3,189,578)				3,112,736

MUNICIPAL BONDS — 0.2%

County of Miami-Dade Aviation Revenue, Revenue Bond

2.86%	10/01/35		50,000	41,007

Total Municipal Bonds

(Cost: $50,724)				41,007

FOREIGN GOVERNMENT BONDS — 48.8%

Australia Government Bonds

3.00% (4)	11/21/33	AUD	203,000	118,598

3.25% (4)	04/21/29	AUD	73,000	46,202

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

4.75% (4)	04/21/27	AUD	93,000	$61,930

4.75% (4)	06/21/54	AUD	25,000	15,845

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/27	BRL	1,790,000	293,476

Bundesobligation

2.10% (4)	04/12/29	EUR	40,000	43,158

Bundesrepublik Deutschland Bundesanleihe

0.00% (4),(5)	05/15/36	EUR	217,000	177,608

0.00% (4),(5)	08/15/52	EUR	45,000	24,210

2.50% (4)	08/15/54	EUR	118,000	125,545

Canada Government Bonds

1.25%	03/01/27	CAD	293,000	201,900

China Government Bonds

2.35%	02/25/34	CNY	330,000	47,143

2.85%	06/04/27	CNY	810,000	117,490

3.02%	05/27/31	CNY	200,000	29,928

3.13%	11/21/29	CNY	2,810,000	420,486

3.72%	04/12/51	CNY	980,000	174,497

Colombia TES Series B

7.00%	06/30/32	COP	105,300,000	19,486

European Union

0.00% (4),(5)	06/02/28	EUR	129,000	128,286

0.00% (4),(5)	07/04/29	EUR	150,000	144,978

0.20% (4)	06/04/36	EUR	—	—

2.75% (4)	02/04/33	EUR	102,000	110,045

French Republic Government Bonds OAT

0.00% (4),(5)	11/25/29	EUR	56,000	53,034

0.50% (4)	06/25/44	EUR	55,000	35,171

0.75% (4)	05/25/52	EUR	85,000	47,747

0.75% (4)	05/25/53	EUR	53,000	29,092

1.00% (4)	05/25/27	EUR	395,000	412,922

3.00% (4)	11/25/34	EUR	223,000	239,522

Hungary Government Bonds

3.00%	08/21/30	HUF	2,250,000	4,957

Indonesia Treasury Bonds

6.63%	05/15/33	IDR	1,520,000,000	96,284

International Bank for Reconstruction & Development

1.75% (4)	03/13/25	NOK	650,000	58,314

Israel Government Bonds — Fixed

1.30%	04/30/32	ILS	116,000	24,382

Italy Buoni Poliennali Del Tesoro

0.50% (4)	02/01/26	EUR	245,000	258,728

1.10% (4)	04/01/27	EUR	20,000	20,911

4.40% (4)	05/01/33	EUR	165,000	192,537

Japan Government Thirty Year Bonds

0.40%	03/20/50	JPY	42,350,000	187,079

1.80%	03/20/54	JPY	6,600,000	39,808

Korea Treasury Bonds

1.88%	03/10/51	KRW	81,510,000	47,927

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

2.00%	06/10/31	KRW	376,090,000	$254,827

2.38%	03/10/27	KRW	63,350,000	45,137

Malaysia Government Bonds

4.64%	11/07/33	MYR	562,000	135,020

Mexico Bonos

8.00%	07/31/53	MXN	900,000	35,292

Netherlands Government Bonds

0.50% (4)	07/15/32	EUR	76,000	70,893

New Zealand Government Bonds

0.50%	05/15/26	NZD	794,000	449,389

1.75%	05/15/41	NZD	180,000	69,283

2.00%	05/15/32	NZD	71,000	35,973

3.50% (4)	04/14/33	NZD	42,000	23,392

4.50% (4)	04/15/27	NZD	845,000	511,109

4.50%	05/15/30	NZD	282,000	171,092

Portugal Obrigacoes do Tesouro OT

1.65% (4)	07/16/32	EUR	95,000	96,691

Province of Ontario

4.05%	02/02/32	CAD	209,000	154,234

Republic of Poland Government Bonds

1.75%	04/25/32	PLN	308,000	58,369

Republic of South Africa Government Bonds

8.88%	02/28/35	ZAR	570,000	28,887

Romania Government Bonds

6.70%	02/25/32	RON	300,000	64,653

Singapore Government Bonds

1.63%	07/01/31	SGD	75,000	52,784

3.00%	04/01/29	SGD	92,000	70,525

Spain Government Bonds

0.70% (4)	04/30/32	EUR	24,000	22,327

0.80% (4)	07/30/27	EUR	42,000	43,530

1.00% (4)	07/30/42	EUR	32,000	23,435

1.85% (4)	07/30/35	EUR	98,000	94,069

1.90% (4)	10/31/52	EUR	26,000	19,651

Sweden Government Bonds

0.75% (4)	05/12/28	SEK	690,000	62,058

Thailand Government Bonds

1.59%	12/17/35	THB	2,018,000	54,820

U.K. Gilts

1.25% (4)	10/22/41	GBP	99,000	76,320

1.25% (4)	07/31/51	GBP	80,000	48,081

1.63% (4)	10/22/28	GBP	920,000	1,075,636

1.75% (4)	09/07/37	GBP	95,000	89,182

3.50% (4)	10/22/25	GBP	700,000	890,325

4.13% (4)	07/22/29	GBP	277,000	353,425

4.63% (4)	01/31/34	GBP	224,000	292,251

4.75% (4)	12/07/30	GBP	14,000	18,498

Total Foreign Government Bonds

(Cost: $9,927,022)				9,540,384

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES — 7.3%

Adagio CLO VIII DAC Series VIII-X, Class B1

4.83% (3 mo. EUR EURIBOR + 1.650%) (2),(4)	04/15/32	$100,000	$108,370

Arbour CLO II DAC Series 2014-2X, Class ARR

4.04% (3 mo. EUR EURIBOR + 0.860%) (2),(4)	04/15/34	100,000	107,800

Arbour CLO III DAC Series 3X, Class B1RR

4.83% (3 mo. EUR EURIBOR + 1.650%) (2),(4)	07/15/34	100,000	108,543

Aurium CLO IX DAC Series 9X, Class A

4.02% (3 mo. EUR EURIBOR + 0.950%) (2),(4)	10/28/34	100,000	108,190

Aurium CLO V DAC Series 5X, Class AR

4.01% (3 mo. EUR EURIBOR + 0.790%) (2),(4)	04/17/34	100,000	107,968

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

7.61% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47	88,529	89,654

Contego CLO VI DAC Series 6X, Class AR

3.97% (3 mo. EUR EURIBOR + 0.790%) (2),(4)	04/15/34	100,000	108,049

Henley CLO VI DAC Series 6X, Class A

4.09% (3 mo. EUR EURIBOR + 1.000%) (2),(4)	06/10/34	100,000	108,484

Rockford Tower Europe CLO DAC Series 2021-2X, Class A

4.06% (3 mo. EUR EURIBOR + 0.960%) (2),(4)	01/24/35	100,000	107,995

RRE 2 Loan Management DAC Series 2X, Class A2R

4.63% (3 mo. EUR EURIBOR + 1.450%) (2),(4)	07/15/35	100,000	107,816

SLM Student Loan Trust Series 2008-5, Class B

7.30% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	50,000	51,711

Student Loan Consolidation Center Student Loan Trust I Series 2002-2, Class B2

1.65% (28 day ARS) (1),(2)	07/01/42	50,000	46,212

TAL Advantage VII LLC Series 2020-1A, Class A

2.05% (1)	09/20/45	57,125	52,953

Textainer Marine Containers VII Ltd. Series 2021-2A, Class A

2.23% (1)	04/20/46	82,800	75,325

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (1)	05/28/39	100,000	129,734

Total Asset-backed Securities

(Cost: $1,382,130)			1,418,804

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K041, Class X3

1.63% (6)	11/25/42	$750,974	$8

Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O)

2.04% (6)	04/25/36	121,756	1

Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O)

2.70% (6)	01/25/39	373,978	1,963

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.33% (6)	01/16/53	1,384,190	13,508

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $26,664)			15,480

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.1%

Bank Series 2021-BN35, Class A2

1.87%	06/15/64	105,000	95,170

BHMS Mortgage Trust Series 2018-ATLS, Class C

7.00% (1 mo. USD Term SOFR + 2.197%) (1),(2)	07/15/35	100,000	99,796

BX Mortgage Trust Series 2021-PAC, Class B

5.82% (1 mo. USD Term SOFR + 1.013%) (1),(2)	10/15/36	100,000	98,979

BX Mortgage Trust Series 2021-PAC, Class E

6.87% (1 mo. USD Term SOFR + 2.062%) (1),(2)	10/15/36	100,000	99,299

BX Trust Series 2022-CLS, Class C

6.79% (1)	10/13/27	90,000	82,413

BXHPP Trust Series 2021-FILM, Class C

6.02% (1 mo. USD Term SOFR + 1.214%) (1),(2)	08/15/36	89,000	83,200

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.14% (6)	10/15/45	167,201	1,815

GS Mortgage Securities Trust Series 2010-C1, Class X (I/O)

0.44% (1),(6)	08/10/43	940,267	2,308

GS Mortgage Securities Trust Series 2020-GSA2, Class A5

2.01%	12/12/53	107,000	88,962

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)

0.39% (1),(6)	02/15/46	5,847,055	13,629

Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class A3

3.06%	05/15/49	26,875	26,280

Queens Center Mortgage Trust Series 2013-QCA, Class A

3.28% (1)	01/11/37	50,000	49,514

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

STWD Trust Series 2021-FLWR, Class B

5.84% (1 mo. USD Term SOFR + 1.040%) (1),(2)	07/15/36	$100,000	$99,251

UBS Commercial Mortgage Trust Series 2017-C3, Class A4

3.43%	08/15/50	60,000	57,088

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (1)	06/10/37	100,000	101,930

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $955,370)			999,634

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 22.3%

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	14,436	13,196

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	13,549	12,365

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	13,801	12,594

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	2,811	2,479

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	1,410	1,287

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	3,978	3,509

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	12,396	11,657

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,740	1,722

Federal Home Loan Mortgage Corp., Pool #QD7360

2.50%	02/01/52	43,130	35,852

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	82,845	72,737

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	41,188	34,215

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	125,625	99,801

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	157,194	149,592

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	33,006	31,049

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

0.78% (-30 day USD SOFR Average + 5.786%) (2)	04/15/38	30,206	1,779

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	37,569	34,788

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	$52,777	$49,021

Federal National Mortgage Association, Pool #AT5914

3.50%	06/01/43	16,902	15,499

Federal National Mortgage Association, Pool #BD7081

4.00%	03/01/47	13,547	12,723

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	87,046	72,183

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	42,539	38,760

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	1,218	1,176

Federal National Mortgage Association, Pool #CB2610

2.00%	01/01/52	64,244	51,348

Federal National Mortgage Association, Pool #CB3347

2.00%	01/01/52	169,480	134,732

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	109,452	96,097

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	9,073	8,616

Federal National Mortgage Association, Pool #MA1652

3.50%	11/01/33	14,738	14,200

Federal National Mortgage Association, Pool #MA2705

3.00%	08/01/46	51,532	45,403

Federal National Mortgage Association, Pool #MA4204

2.00%	12/01/40	49,862	42,221

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	84,581	70,139

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	183,748	170,129

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	38,967	37,050

Federal National Mortgage Association, Pool #MA5008

4.50%	05/01/53	27,520	26,143

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

1.08% (-30 day USD SOFR Average + 5.936%) (2)	06/25/37	30,966	2,409

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

2.03% (-30 day USD SOFR Average + 6.886%) (2)	03/25/38	34,810	3,668

Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)

1.28% (-30 day USD SOFR Average + 6.136%) (2)	01/25/40	18,045	1,600

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

1.63% (-30 day USD SOFR Average + 6.486%) (2)	10/25/40	33,623	2,675

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	$8,692	$7,953

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	23,750	21,091

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	1,248	1,141

Government National Mortgage Association, Pool #MA3803

3.50%	07/20/46	5,821	5,336

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	6,095	6,088

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	26,382	24,081

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	10,850	10,501

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	110,023	105,179

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	29,019	5,501

Government National Mortgage Association, TBA

4.00% (7)	05/01/52	225,000	209,496

2.50% (7)	12/01/51	150,000	127,146

5.00% (7)	06/01/54	225,000	219,749

5.50% (7)	06/01/54	50,000	49,719

4.50% (7)	05/01/54	175,000	167,064

Uniform Mortgage-Backed Security, TBA

3.00% (7)	01/01/52	375,000	322,867

3.50% (7)	02/01/52	125,000	111,807

2.00% (7)	11/01/51	275,000	218,015

2.50% (7)	12/01/51	250,000	206,988

5.00% (7)	04/01/54	300,000	291,444

5.50% (7)	04/01/54	175,000	173,322

4.00% (7)	04/01/52	325,000	300,447

4.50% (7)	04/01/54	375,000	356,152

Total Residential Mortgage-Backed Securities — Agency

(Cost: $4,558,055)			4,355,501

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 8.4%

BCMSC Trust Series 2000-A, Class A4

8.29% (6)	06/15/30	189,525	18,274

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns ALT-A Trust Series 2004-8, Class M2

6.58% (1 mo. USD Term SOFR + 1.839%) (2)	09/25/34	$102,093	$98,799

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

5.39% (1 mo. USD Term SOFR + 0.654%) (2)	10/25/35	21,469	18,936

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.46% (6)	08/25/36	111,376	102,576

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

5.75% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/47	55,809	52,281

Deephaven Residential Mortgage Trust Series 2021-3, Class A1

1.19% (1),(6)	08/25/66	79,528	69,109

GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A1

2.00% (1),(6)	10/25/51	77,155	60,646

GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4

2.50% (1),(6)	06/25/52	81,933	66,285

Impac CMB Trust Series 2007-A, Class A

5.35% (1 mo. USD Term SOFR + 0.614%) (1),(2)	05/25/37	150,925	142,354

IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2

4.28% (6)	09/25/35	38,556	31,406

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

5.46%	09/25/29	154,680	92,085

JPMorgan Mortgage Trust Series 2021-8, Class A3

2.50% (1),(6)	12/25/51	95,651	77,451

Lehman XS Trust Series 2006-9, Class A1B

5.29% (1 mo. USD Term SOFR + 0.434%) (2)	05/25/46	140	—

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B

5.15% (1 mo. USD Term SOFR + 0.414%) (2)	01/25/37	269,010	85,511

Merrill Lynch Alternative Note Asset Trust Series 2007-A3, Class A2D

5.51% (1 mo. USD Term SOFR + 0.774%) (2),(8)	04/25/37	1,251,739	52,087

MFA Trust Series 2021-RPL1, Class A2

2.07% (1),(6)	07/25/60	100,000	81,797

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

5.33% (1 mo. USD Term SOFR + 0.594%) (2)	06/25/36	220,307	113,491

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C

5.47% (1 mo. USD Term SOFR + 0.734%) (2)	12/25/35	$70,425	$68,715

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B

4.94% (1 mo. USD Term SOFR + 0.204%) (2)	01/25/37	136,955	62,393

MortgageIT Trust Series 2005-1, Class 1A1

5.49% (1 mo. USD Term SOFR + 0.754%) (2)	02/25/35	8,485	8,550

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

5.39% (1 mo. USD Term SOFR + 0.654%) (2)	03/25/37	35,663	34,097

Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O)

0.70% (-1 mo. USD Term SOFR + 5.436%) (2),(8)	02/25/36	421,911	38,671

RESIMAC Premier Series 2021-1A, Class A1

5.64% (1 mo. USD Term SOFR + 0.814%) (1),(2)	07/10/52	29,090	29,090

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1

6.82% (6)	12/25/34	6,566	6,436

Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1

5.47% (1 mo. USD Term SOFR + 0.734%) (2)	09/25/45	18,427	16,494

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2

5.27% (1 mo. USD Term SOFR + 0.534%) (2)	10/25/36	113,051	92,593

Verus Securitization Trust Series 2021-4, Class A1

0.94% (1),(6)	07/25/66	114,196	95,936

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

5.47% (1 mo. USD Term SOFR + 0.734%) (2)	01/25/45	30,480	30,546

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $2,168,421)			1,646,609

U.S. TREASURY SECURITIES — 1.7%

U.S. Treasury Bonds

4.25%	08/15/54	6,000	5,774

4.50%	11/15/54	1,000	1,004

U.S. Treasury Notes

3.50%	09/30/29	199,000	193,333

3.88%	08/15/34	30,000	29,027

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

4.13%	10/31/29	$103,000	$102,908

Total U.S. Treasury Securities

(Cost: $333,757)			332,046

Total Fixed Income Securities

(Cost: $22,591,721)			21,462,201

CONVERTIBLE SECURITIES (0.1% )

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (4),(5)	07/30/26	20,640	20,815

Total Convertible Securities

(Cost: $20,467)			20,815

		Shares

INVESTMENT COMPANIES — 0.9%

TCW Emerging Markets Income Fund — I Class (9)		27,589	181,809

Total Investment Companies

(Cost: $178,295)			181,809

Issues	Shares	Value

COMMON STOCK — 0.1%

TELECOMMUNICATIONS — 0.1%

Intelsat SA (8),(10)	344	$10,420

Total Common Stock

(Cost: $31,880)		10,420

MONEY MARKET INVESTMENTS — 2.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82%, (11)	101,350	101,350

TCW Central Cash Fund, 4.84%, (9),(11)	335,391	335,391

Total Money Market Investments

(Cost: $436,741)		436,741

Total Investments (113.1%)

(Cost: $23,259,104)		22,111,986

Liabilities In Excess Of Other Assets (-13.1%)		(2,554,880)

Net Assets (100.0%)		$19,557,106

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (12)
Citibank N.A.	AUD	41,701	01/17/25	$28,232	$27,331	$(901)
Goldman Sachs & Co.	BRL	271,381	01/17/25	48,467	46,482	(1,985)
Citibank N.A.	CAD	246,232	01/17/25	181,459	177,116	(4,343)
Goldman Sachs & Co.	CHF	90,000	01/17/25	106,012	104,945	(1,067)
Goldman Sachs & Co.	CLP	9,441,000	01/17/25	10,173	9,816	(357)
Goldman Sachs & Co.	CNH	5,588,922	01/17/25	793,481	787,932	(5,549)
Citibank N.A.	CZK	595,280	01/17/25	25,853	25,588	(265)
Goldman Sachs & Co.	DKK	250,000	01/17/25	37,017	36,536	(481)
Goldman Sachs & Co.	EUR	344,000	01/17/25	375,131	374,671	(460)
Citibank N.A.	EUR	72,000	01/17/25	78,462	78,419	(43)
Citibank N.A.	GBP	19,000	01/17/25	24,687	24,422	(265)
Goldman Sachs & Co.	INR	17,283,000	01/17/25	204,821	204,891	70
Citibank N.A.	JPY	296,782,000	01/17/25	2,033,494	1,967,522	(65,972)
Goldman Sachs & Co.	JPY	2,026,000	01/17/25	13,596	13,431	(165)
Goldman Sachs & Co.	KRW	95,930,749	01/17/25	71,574	69,776	(1,798)
Citibank N.A.	MXN	161,000	11/19/24	8,797	8,015	(782)
Goldman Sachs & Co.	MXN	3,826,000	11/19/24	207,921	190,456	(17,465)
Goldman Sachs & Co.	MXN	340,976	01/17/25	17,415	16,807	(608)
Citibank N.A.	NOK	1,683,000	01/17/25	158,261	152,622	(5,639)
Goldman Sachs & Co.	PEN	35,516	01/17/25	9,487	9,429	(58)
Goldman Sachs & Co.	SEK	105,000	01/17/25	10,195	9,852	(343)
Citibank N.A.	THB	198,538	01/17/25	5,945	5,912	(33)

				$4,450,480	$4,341,971	$(108,509)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2024

Forward Currency Exchange Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	BRL	295,122	01/17/25	$53,246	$50,548	$2,698
Goldman Sachs & Co.	CNH	172,215	01/17/25	24,593	24,279	314
Goldman Sachs & Co.	COP	4,853,486	01/17/25	1,136	1,089	47
Citibank N.A.	EUR	947,676	01/17/25	1,045,334	1,032,169	13,165
Goldman Sachs & Co.	EUR	41,000	01/17/25	44,450	44,655	(205)
Citibank N.A.	GBP	1,508,242	01/17/25	1,973,716	1,938,647	35,069
Goldman Sachs & Co.	GBP	15,000	01/17/25	19,306	19,280	26
Goldman Sachs & Co.	ILS	13,674	01/17/25	3,654	3,664	(10)
Goldman Sachs & Co.	INR	12,163,000	01/17/25	144,086	144,193	(107)
State Street Bank & Trust Co.	JPY	5,260,000	01/17/25	35,957	34,871	1,086
Citibank N.A.	MXN	3,987,000	11/19/24	216,884	198,471	18,413
Goldman Sachs & Co.	MYR	298,804	01/17/25	69,822	68,499	1,323
Goldman Sachs & Co.	NZD	2,091,000	01/17/25	1,281,933	1,245,457	36,476
Goldman Sachs & Co.	PLN	94,529	01/17/25	24,007	23,522	485
Goldman Sachs & Co.	RON	244,539	01/17/25	53,821	53,259	562
Goldman Sachs & Co.	SGD	108,527	01/17/25	83,608	82,310	1,298
Citibank N.A.	ZAR	552,501	01/17/25	31,183	31,051	132

				$5,106,736	$4,995,964	$110,772

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
9	2-Year Canadian Bond Futures	12/18/24	$675,879	$676,347	$468
18	2-Year U.S. Treasury Note Futures	12/31/24	3,738,448	3,707,016	(31,432)
4	5-Year Canadian Bond Futures	12/18/24	329,066	326,497	(2,569)
30	5-Year U.S. Treasury Note Futures	12/31/24	3,285,682	3,217,031	(68,651)
11	Euro SCHWATZ Futures	12/6/24	1,273,824	1,272,317	(1,507)
16	Euro-Bobl Future	12/6/24	2,069,063	2,052,312	(16,751)
3	U.S. Ultra Long Bond Futures	12/19/24	400,175	376,875	(23,300)

			$11,772,137	$11,628,395	$(143,742)

Short Futures
3	10-Year U.S. Treasury Note Futures	12/19/24	$(355,346)	$(341,250)	$14,096
4	Euro-Bund Future	12/6/24	(582,077)	(572,355)	9,722
1	Long Gilt Future	12/27/24	(127,745)	(120,901)	6,844

			$(1,065,168)	$(1,034,506)	$30,662

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 400,000	08/27/26	Annual	2-Year Sterling Overnight Index Average	Annual	4.5720%	$2,413	$—	$2,413
GBP 800,000	01/17/27	Annual	2-Year Sterling Overnight Index Average	Annual	3.9450%	$(5,555)	$1,026	$(4,529)

						$(3,142)	$1,026	$(2,116)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2024

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $2,454,290 or 12.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(3)	Perpetual maturity.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $7,431,613 or 38.0% of net assets.
(5)	Security is not accruing interest.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Affiliated issuer.
(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(12)	Fund buys foreign currency, sells U.S. Dollar.
(13)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$2,135,391	$1,800,000	335,391	$335,391	$7,021	$—	$—	$—
TCW Emerging Markets Income Fund — I Class
	$564,812	$16,920	$451,119	27,589	$181,809	$15,254	$—	$(123,714)	$174,910

Total					$517,200	$22,275	$—	$(123,714)	$174,910

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$9,540,384	$—	$9,540,384
Residential Mortgage-Backed Securities — Agency	—	4,355,501	—	4,355,501
Corporate Bonds	—	3,112,736	—	3,112,736
Residential Mortgage-Backed Securities — Non-Agency	—	1,555,851	90,758	1,646,609
Asset-Backed Securities	—	1,418,804	—	1,418,804
Commercial Mortgage-Backed Securities — Non-Agency	—	999,634	—	999,634
U.S. Treasury Securities	332,046	—	—	332,046
Municipal Bonds	—	41,007	—	41,007
Commercial Mortgage-Backed Securities — Agency	—	15,480	—	15,480

Total Fixed Income Securities	332,046	21,039,397	90,758	21,462,201

Money Market Investments	436,741	—	—	436,741
Investment Companies	181,809	—	—	181,809
Convertible Corporate Bonds	—	20,815	—	20,815
Common Stock	—	—	10,420	10,420

Total Investments	$950,596	$21,060,212	$101,178	$22,111,986

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	111,164	—	111,164
Futures Contracts
Interest Rate Risk	31,130	—	—	31,130
Swap Agreements
Interest Rate Risk	—	2,413	—	2,413

Total	$981,726	$21,173,789	$101,178	$22,256,693

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(144,210)	$—	$—	$(144,210)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(108,901)	—	(108,901)
Swap Agreements
Interest Rate Risk	—	(4,529)	—	(4,529)

Total	$(144,210)	$(113,430)	$—	$(257,640)

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.0% of Net Assets

BANK LOANS — 16.5%

Advertising — 0.2%

Neptune Bidco U.S., Inc. 2022 USD Term Loan B

9.76% (3 mo. USD Term SOFR + 5.000%) (1)	04/11/29	$90,136	$83,526

Auto Parts & Equipment — 0.5%

First Brands Group LLC 2021 Term Loan

9.85% (3 mo. USD Term SOFR + 5.000%) (1)	03/30/27	194,488	189,657

Beverages — 0.2%

Pegasus BidCo BV 2024 Term Loan B

10.25% (3 mo. USD Term SOFR + 2.250%) (1)	07/12/29	83,370	83,717

Chemicals — 0.2%

Chemours Co. 2023 USD Term Loan B

8.19% (1 mo. USD Term SOFR + 3.500%) (1)	08/18/28	84,150	84,536

Commercial Services — 0.7%

Belron Finance 2019 LLC 2024 USD Term Loan B

7.53% (1 mo. USD Term SOFR + 2.750%) (1)	10/16/31	66,000	66,330

Ryan LLC Term Loan

8.19% (1 mo. USD Term SOFR + 3.500%) (1),(2)	11/14/30	140,024	139,893

VT Topco, Inc. 2024 Term Loan B

8.19% (1 mo. USD Term SOFR + 3.500%) (1)	08/09/30	74,438	74,787

			281,010

Computers — 0.8%

Amentum Government Services Holdings LLC 2024 Term Loan B

6.94% (1 mo. USD Term SOFR + 2.250%) (1)	09/29/31	250,000	250,281

Indy U.S. Bidco LLC 2024 USD Term Loan B

9.44% (1 mo. USD Term SOFR + 4.750%) (1)	03/06/28	75,000	74,895

			325,176

Distribution & Wholesale — 0.4%

Veritiv Corp. Term Loan B

9.10% (3 mo. USD Term SOFR + 4.500%) (1)	11/30/30	149,625	148,596

Diversified Financial Services — 0.5%

Jane Street Group LLC 2024 Term Loan B

6.69% (1 mo. USD Term SOFR + 2.000%) (1)	01/26/28	194,485	194,501

Issues	Maturity Date	Principal Amount	Value

Electric — 0.8%

Alpha Generation LLC Term Loan B

7.45% (1 mo. USD Term SOFR + 2.750%) (1)	09/30/31	$110,000	$110,118

Edgewater Generation LLC 2024 Term Loan B

8.94% (1 mo. USD Term SOFR + 4.250%) (1)	08/01/30	110,000	111,046

Kestrel Acquisition LLC 2024 Term Loan B

0.00% (3)	10/29/31	66,000	66,000

South Field LLC Term Loan B

8.35% (3 mo. USD Term SOFR + 3.750%) (1)	08/29/31	62,186	62,238

South Field LLC Term Loan C

8.35% (3 mo. USD Term SOFR + 3.750%) (1)	08/29/31	3,814	3,817

			353,219

Electronics — 0.2%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

0.00% (3)	10/16/31	65,000	64,594

Engineering & Construction — 0.7%

Artera Services LLC 2024 Term Loan

9.10% (3 mo. USD Term SOFR + 4.500%) (1)	02/15/31	139,300	137,951

DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan

8.55% (1 mo. USD Term SOFR + 3.750%) (1),(4)	03/31/28	101,815	102,025

Engineering Research & Consulting LLC 2024 Term Loan

10.06% (3 mo. USD Term SOFR + 5.000%) (1)	08/15/31	66,000	66,330

			306,306

Entertainment — 1.6%

Caesars Entertainment, Inc. 2024 Term Loan B1

7.44% (1 mo. USD Term SOFR + 2.750%) (1)	02/06/31	278,600	279,188

Light & Wonder International, Inc. 2024 Term Loan

7.03% (1 mo. USD Term SOFR + 2.250%) (1)	04/14/29	139,650	139,802

Ontario Gaming GTA LP Term Loan B

8.89% (3 mo. USD Term SOFR + 4.250%) (1)	08/01/30	106,440	106,592

Showtime Acquisition LLC 2024 1st Lien Term Loan

12.25% (3 mo. USD Term SOFR + 3.750%) (1)	08/13/31	154,700	154,893

			680,475

Food — 0.7%

Chobani LLC 2023 Incremental Term Loan

8.44% (1 mo. USD Term SOFR + 3.750%) (1)	10/25/27	124,063	124,825

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

United Natural Foods, Inc. 2024 Term Loan

9.44% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	$154,225	$155,382

			280,207

Health Care-Products — 0.3%

Auris Luxembourg III SARL 2024 USD Term Loan B4

8.18% (6 mo. USD Term SOFR + 3.750%) (1)	02/28/29	93,848	93,995

Sotera Health Holdings LLC 2024 Term Loan B

7.84% (3 mo. USD Term SOFR + 3.250%) (1)	05/30/31	50,000	50,141

			144,136

Health Care-Services — 1.5%

ADMI Corp. 2023 Term Loan B5

10.44% (1 mo. USD Term SOFR + 5.750%) (1)	12/23/27	64,837	65,404

eResearchTechnology, Inc. 2024 Term Loan

8.69% (1 mo. USD Term SOFR + 4.000%) (1)	02/04/27	125,101	125,543

Heartland Dental LLC 2024 Term Loan

9.19% (1 mo. USD Term SOFR + 4.500%) (1)	04/28/28	74,625	74,596

Modivcare, Inc. 2024 Term Loan B

9.34% (3 mo. USD Term SOFR + 4.685%) (1)	07/01/31	224,438	216,863

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

10.25% (3 mo. USD Term SOFR + 5.500%) (1)	06/20/28	70,000	70,700

Star Parent, Inc. Term Loan B

8.35% (3 mo. USD Term SOFR + 3.750%) (1)	09/27/30	85,223	83,593

			636,699

Home Furnishings — 0.3%

AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B

8.36% (1 mo. USD Term SOFR + 3.500%) (1)	07/31/28	137,650	138,051

Insurance — 0.3%

Acrisure LLC 2024 Term Loan B6

8.01% (1 mo. USD Term SOFR + 3.250%) (1)	11/06/30	49,875	49,860

Asurion LLC 2020 Term Loan B8

8.05% (1 mo. USD Term SOFR + 3.250%) (1)	12/23/26	82,388	82,469

			132,329

Issues	Maturity Date	Principal Amount	Value

Internet — 1.3%

Delivery Hero SE 2024 USD Term Loan B

10.10% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	$69,825	$70,488

Magnite, Inc. 2024 Term Loan B

8.44% (1 mo. USD Term SOFR + 3.750%) (1)	02/06/31	391,020	392,242

MH Sub I LLC 2023 Term Loan

8.94% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	88,241	87,792

			550,522

Machinery-Diversified — 0.3%

ASP Blade Holdings, Inc. Initial Term Loan

8.87% (3 mo. USD Term SOFR + 4.000%) (1)	10/13/28	165,857	125,559

Media — 0.2%

Virgin Media Bristol LLC 2023 USD Term Loan Y

7.72% (6 mo. USD Term SOFR + 3.175%) (1)	03/31/31	66,750	64,928

Mining — 0.2%

Arsenal AIC Parent LLC 2024 1st Lien Term Loan B

7.94% (1 mo. USD Term SOFR + 3.250%) (1)	08/18/30	99,003	99,374

Office/Business Equipment — 0.4%

Xerox Holdings Corp. 2023 Term Loan B

8.69% (1 mo. USD Term SOFR + 4.000%) (1)	11/17/29	173,990	172,759

Oil & Gas — 0.2%

Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B

9.39% (3 mo. USD Term SOFR + 4.750%) (1)	06/27/29	100,000	98,072

Packaging & Containers — 1.1%

Plaze, Inc. 2020 Incremental Term Loan

8.55% (1 mo. USD Term SOFR + 3.750%) (1)	08/03/26	82,066	77,464

Proampac PG Borrower LLC 2024 Term Loan

8.66% (3 mo. USD Term SOFR + 4.000%) (1)	09/15/28	372,192	373,938

			451,402

Pipelines — 0.2%

NGL Energy Partners LP 2024 Term Loan B

8.44% (1 mo. USD Term SOFR + 3.750%) (1)	02/03/31	69,825	69,635

REIT — 0.9%

OEG Borrower LLC 2024 Term Loan B

8.36% (3 mo. USD Term SOFR + 3.500%) (1)	06/30/31	100,000	100,251

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

SBA Senior Finance II LLC 2024 Term Loan B

6.44% (1 mo. USD Term SOFR + 1.750%) (1)	01/25/31	$256,064	$255,997

			356,248

Retail — 0.6%

1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6

6.44% (1 mo. USD Term SOFR + 1.750%) (1)	09/20/30	114,713	113,910

Tacala LLC 2024 Term Loan

8.19% (1 mo. USD Term SOFR + 3.500%) (1)	01/31/31	139,300	139,861

			253,771

Software — 1.2%

Boxer Parent Co., Inc. 2024 USD Term Loan B

8.34% (3 mo. USD Term SOFR + 3.750%) (1)	07/30/31	50,000	49,927

Boxer Parent Company, Inc. 2024 2nd Lien Term Loan

10.34% (3 mo. USD Term SOFR + 5.750%) (1)	07/30/32	50,000	49,323

DTI Holdco, Inc. 2022 Term Loan

9.44% (1 mo. USD Term SOFR + 4.750%) (1)	04/26/29	149,618	150,378

EagleView Technology Corp. 2018 Add On Term Loan B

8.37% (3 mo. USD Term SOFR + 3.500%) (1)	08/14/25	190,479	181,431

RealPage, Inc. 1st Lien Term Loan

7.80% (1 mo. USD Term SOFR + 3.000%) (1)	04/24/28	69,820	68,913

			499,972

Total Bank Loans

(Cost: $6,884,428)			6,868,977

CORPORATE BONDS — 76.4%

Aerospace & Defense — 2.4%

Boeing Co.

6.53% (5)	05/01/34	160,000	168,741

General Electric Co.

5.86% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36	52,000	48,768

TransDigm, Inc.

4.63%	01/15/29	135,000	128,372

6.38% (5)	03/01/29	547,000	555,484

6.75% (5)	08/15/28	18,000	18,420

6.88% (5)	12/15/30	70,000	71,866

			991,651

Agriculture — 1.1%

BAT Capital Corp. (United Kingdom)

5.28%	04/02/50	401,000	360,090

Issues	Maturity Date	Principal Amount		Value

Agriculture (Continued)

Imperial Brands Finance Netherlands BV (United Kingdom)

1.75% (6)	03/18/33	EU	R 120,000	$108,825

				468,915

Auto Manufacturers — 2.8%

Allison Transmission, Inc.

3.75% (5)	01/30/31		$100,000	88,739

Ford Motor Credit Co. LLC

2.30%	02/10/25		315,000	312,297

4.06%	11/01/24		755,000	755,000

				1,156,036

Banks — 2.3%

Bank of America Corp.

4.38% (5 yr. CMT + 2.760%) (1),(7)	01/27/27		225,000	217,361

Bank of New York Mellon Corp.

3.75% (5 yr. CMT + 2.630%) (1),(7)	12/20/26		285,000	269,935

JPMorgan Chase & Co.

3.65% (5 yr. CMT + 2.850%) (1),(7)	06/01/26		95,000	92,207

U.S. Bancorp

3.70% (5 yr. CMT + 2.541%) (1),(7)	01/15/27		400,000	375,480

				954,983

Beverages — 0.5%

Triton Water Holdings, Inc.

6.25% (5)	04/01/29		209,000	206,638

Chemicals — 1.0%

Axalta Coating Systems Dutch Holding B BV

7.25% (5)	02/15/31		150,000	157,125

Herens Holdco SARL(Luxembourg)

4.75% (5)	05/15/28		57,000	49,891

Olympus Water U.S. Holding Corp.

7.13% (5)	10/01/27		125,000	127,220

SCIH Salt Holdings, Inc.

4.88% (5)	05/01/28		70,000	67,071

				401,307

Commercial Services — 3.9%

Adtalem Global Education, Inc.

5.50% (5)	03/01/28		232,000	227,562

Block, Inc.

3.50%	06/01/31		188,000	167,004

Carriage Services, Inc.

4.25% (5)	05/15/29		277,000	254,228

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Prime Security Services Borrower LLC/Prime Finance, Inc.

3.38% (5)	08/31/27	$100,000	$94,140

5.75% (5)	04/15/26	270,000	270,443

Raven Acquisition Holdings LLC

6.88% (5)	11/15/31	65,000	64,901

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.

6.75% (5)	08/15/32	95,000	97,504

Upbound Group, Inc.

6.38% (5)	02/15/29	205,000	195,238

Valvoline, Inc.

3.63% (5)	06/15/31	230,000	199,815

VT Topco, Inc.

8.50% (5)	08/15/30	40,000	42,147

			1,612,982

Computers — 1.2%

Insight Enterprises, Inc.

6.63% (5)	05/15/32	235,000	240,704

Science Applications International Corp.

4.88% (5)	04/01/28	275,000	269,728

			510,432

Cosmetics/Personal Care — 0.5%

Prestige Brands, Inc.

3.75% (5)	04/01/31	215,000	192,535

Diversified Financial Services — 2.2%

American Express Co.

3.55% (5 yr. CMT + 2.854%) (1),(7)	09/15/26	230,000	218,429

Charles Schwab Corp.

5.00% (5 yr. CMT + 3.256%) (1),(7)	06/01/27	265,000	259,215

GGAM Finance Ltd. (Ireland)

8.00% (5)	02/15/27	115,000	118,893

Jane Street Group/JSG Finance, Inc.

4.50% (5)	11/15/29	90,000	85,227

6.13% (5)	11/01/32	90,000	90,174

Macquarie Airfinance Holdings Ltd. (United Kingdom)

6.40% (5)	03/26/29	125,000	128,936

			900,874

Electric — 0.2%

Alpha Generation LLC

6.75% (5)	10/15/32	105,000	106,623

Electrical Components & Equipment — 0.3%

Energizer Holdings, Inc.

4.38% (5)	03/31/29	125,000	116,999

Issues	Maturity Date	Principal Amount		Value

Electronics — 0.1%

Coherent Corp.

5.00% (5)	12/15/29		$65,000	$62,397

Entertainment — 3.4%

Banijay Entertainment SAS (France)

8.13% (5)	05/01/29		110,000	114,093

Churchill Downs, Inc.

4.75% (5)	01/15/28		70,000	67,979

Everi Holdings, Inc.

5.00% (5)	07/15/29		275,000	273,463

Great Canadian Gaming Corp.

8.75% (5)	11/15/29		100,000	100,000

Live Nation Entertainment, Inc.

4.75% (5)	10/15/27		115,000	111,936

5.63% (5)	03/15/26		55,000	54,873

Penn Entertainment, Inc.

5.63% (5)	01/15/27		65,000	63,862

WarnerMedia Holdings, Inc.

5.14%	03/15/52		850,000	640,849

				1,427,055

Environmental Control — 0.3%

Paprec Holding SA (France)

7.25% (5)	11/17/29	EUR	100,000	114,930

Food — 3.9%

ELO SACA (France)

6.00% (6)	03/22/29	EUR	200,000	187,552

Pilgrim’s Pride Corp.

3.50%	03/01/32		675,000	591,482

Post Holdings, Inc.

4.50% (5)	09/15/31		325,000	296,176

5.50% (5)	12/15/29		325,000	317,213

Smithfield Foods, Inc.

5.20% (5)	04/01/29		217,000	212,784

				1,605,207

Hand/Machine Tools — 0.3%

IMA Industria Macchine Automatiche SpA (Italy)

6.97% (3 mo. EUR EURIBOR + 3.750%) (1),(5)	04/15/29	EUR	100,000	109,558

Health Care-Products — 0.9%

Hologic, Inc.

3.25% (5)	02/15/29		$55,000	50,574

Sotera Health Holdings LLC

7.38% (5)	06/01/31		95,000	97,268

Teleflex, Inc.

4.25% (5)	06/01/28		260,000	249,517

				397,359

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 9.3%

Catalent Pharma Solutions, Inc.

3.50% (5)	04/01/30	$120,000	$116,474

Centene Corp.

2.45%	07/15/28	185,000	166,594

2.63%	08/01/31	250,000	208,053

3.00%	10/15/30	75,000	65,051

4.25%	12/15/27	810,000	783,869

HAH Group Holding Co. LLC

9.75% (5)	10/01/31	136,000	138,765

HealthEquity, Inc.

4.50% (5)	10/01/29	170,000	162,058

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (5)	04/30/28	75,000	79,904

IQVIA, Inc.

5.00% (5)	05/15/27	228,000	225,287

Kedrion SpA (Italy)

6.50% (5)	09/01/29	135,000	126,981

ModivCare, Inc.

5.00% (5)	10/01/29	500,000	342,045

Prime Healthcare Services, Inc.

9.38% (5)	09/01/29	80,000	81,388

Star Parent, Inc.

9.00% (5)	10/01/30	155,000	161,318

Tenet Healthcare Corp.

4.63%	06/15/28	290,000	280,743

5.13%	11/01/27	920,000	912,889

			3,851,419

Household Products/Wares — 0.7%

Central Garden & Pet Co.

4.13%	10/15/30	105,000	95,347

4.13% (5)	04/30/31	90,000	80,849

Spectrum Brands, Inc.

3.88% (5)	03/15/31	153,000	134,851

			311,047

Housewares — 0.8%

Newell Brands, Inc.

4.88%	06/01/25	349,000	349,000

Insurance — 1.4%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

4.25% (5)	10/15/27	165,000	156,676

7.00% (5)	01/15/31	100,000	100,805

Farmers Insurance Exchange

7.00% (10 yr. CMT + 3.864%) (1),(5)	10/15/64	150,000	153,657

HUB International Ltd.

7.25% (5)	06/15/30	115,000	119,083

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Panther Escrow Issuer LLC

7.13% (5)	06/01/31	$70,000	$71,569

			601,790

Internet — 0.9%

Cogent Communications Group LLC

7.00% (5)	06/15/27	100,000	101,168

Uber Technologies, Inc.

7.50% (5)	09/15/27	259,000	264,074

			365,242

Investment Companies — 0.7%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

4.38%	02/01/29	74,000	61,811

9.00%	06/15/30	85,000	81,989

9.75%	01/15/29	135,000	135,122

			278,922

Iron & Steel — 0.4%

ATI, Inc.

5.13%	10/01/31	130,000	122,811

7.25%	08/15/30	30,000	31,085

			153,896

Lodging — 2.1%

Hilton Domestic Operating Co., Inc.

3.63% (5)	02/15/32	147,000	129,248

Wyndham Hotels & Resorts, Inc.

4.38% (5)	08/15/28	237,000	225,712

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25% (5)	05/15/27	540,000	536,911

			891,871

Machinery-Construction & Mining — 0.4%

BWX Technologies, Inc.

4.13% (5)	06/30/28	185,000	176,660

Machinery-Diversified — 0.3%

TK Elevator U.S. Newco, Inc. (Germany)

5.25% (5)	07/15/27	115,000	113,289

Media — 5.9%

CCO Holdings LLC/CCO Holdings Capital Corp.

5.13% (5)	05/01/27	355,000	348,344

5.50% (5)	05/01/26	692,000	690,665

CSC Holdings LLC

6.50% (5)	02/01/29	725,000	613,292

7.50% (5)	04/01/28	110,000	72,621

11.75% (5)	01/31/29	14,000	13,678

DISH DBS Corp.

7.38%	07/01/28	132,000	96,831

7.75%	07/01/26	30,000	25,416

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Nexstar Media, Inc.

4.75% (5)	11/01/28		$140,000	$131,734

Sirius XM Radio, Inc.

5.50% (5)	07/01/29		100,000	97,136

VZ Secured Financing BV (Netherlands)

3.50% (6)	01/15/32	EUR	190,000	188,720

5.00% (5)	01/15/32		$200,000	179,762

				2,458,199

Oil & Gas — 0.7%

Sunoco LP

7.00% (5)	05/01/29		120,000	123,966

Transocean Poseidon Ltd.

6.88% (5)	02/01/27		57,000	57,106

Transocean Titan Financing Ltd.

8.38% (5)	02/01/28		120,000	123,701

				304,773

Oil & Gas Services — 0.8%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (5)	09/01/32		110,000	110,578

USA Compression Partners LP/USA Compression Finance Corp.

7.13% (5)	03/15/29		200,000	203,946

				314,524

Packaging & Containers — 3.8%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (5)	08/15/26		80,000	69,690

5.25% (5)	08/15/27		320,000	192,410

Ball Corp.

6.88%	03/15/28		300,000	308,589

Berry Global, Inc.

4.88% (5)	07/15/26		28,000	27,840

5.65% (5)	01/15/34		275,000	275,058

Clearwater Paper Corp.

4.75% (5)	08/15/28		239,000	222,131

Graphic Packaging International LLC

4.75% (5)	07/15/27		175,000	172,074

Sealed Air Corp.

4.00% (5)	12/01/27		124,000	118,849

Silgan Holdings, Inc.

4.13%	02/01/28		125,000	120,011

Trivium Packaging Finance BV (Netherlands)

5.50% (5)	08/15/26		55,000	54,561

				1,561,213

Pharmaceuticals — 1.7%

1375209 BC Ltd. (Canada)

9.00% (5)	01/30/28		250,000	249,620

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

Bausch Health Cos., Inc. (Canada)

5.75% (5)	08/15/27		$18,000	$14,976

Bayer U.S. Finance II LLC (Germany)

6.50% (5)	11/21/33		135,000	141,466

Grifols SA (Spain)

3.88% (6)	10/15/28		100,000	98,574

4.75% (5)	10/15/28		159,000	146,926

Option Care Health, Inc.

4.38% (5)	10/31/29		50,000	46,060

				697,622

Pipelines — 3.1%

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (1),(7)	02/15/28		240,000	236,304

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		125,000	124,865

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (5)	02/15/29		65,000	65,482

8.38% (5)	02/15/32		20,000	20,195

TransMontaigne Partners LP/TLP Finance Corp.

6.13%	02/15/26		182,000	179,204

Venture Global Calcasieu Pass LLC

4.13% (5)	08/15/31		285,000	259,909

Venture Global LNG, Inc.

7.00% (5)	01/15/30		273,000	274,845

9.50% (5)	02/01/29		127,000	140,466

				1,301,270

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (6)	05/04/28	EUR	100,000	99,341

REIT — 6.1%

American Assets Trust LP

3.38%	02/01/31		475,000	411,768

GLP Capital LP/GLP Financing II, Inc.

5.25%	06/01/25		230,000	229,701

5.75%	06/01/28		473,000	480,776

Hudson Pacific Properties LP

3.25%	01/15/30		132,000	96,640

3.95%	11/01/27		105,000	94,351

4.65%	04/01/29		35,000	28,056

Piedmont Operating Partnership LP

2.75%	04/01/32		50,000	39,798

6.88%	07/15/29		20,000	20,648

VICI Properties LP

4.95%	02/15/30		600,000	589,476

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

VICI Properties LP/VICI Note Co., Inc.

3.88% (5)	02/15/29		$24,000	$22,613

4.63% (5)	06/15/25		512,000	509,696

				2,523,523

Retail — 3.6%

Ferrellgas LP/Ferrellgas Finance Corp.

5.38% (5)	04/01/26		250,000	248,475

5.88% (5)	04/01/29		378,000	353,298

FirstCash, Inc.

5.63% (5)	01/01/30		165,000	160,110

Lithia Motors, Inc.

3.88% (5)	06/01/29		95,000	87,262

Michaels Cos., Inc.

5.25% (5)	05/01/28		360,000	261,504

Murphy Oil USA, Inc.

3.75% (5)	02/15/31		115,000	102,267

Papa John’s International, Inc.

3.88% (5)	09/15/29		294,000	268,428

				1,481,344

Software — 2.8%

Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL

8.75% (5)	05/01/29		165,000	167,943

Open Text Corp. (Canada)

6.90% (5)	12/01/27		310,000	322,676

RingCentral, Inc.

8.50% (5)	08/15/30		65,000	68,776

SS&C Technologies, Inc.

5.50% (5)	09/30/27		445,000	443,505

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (5)	02/01/29		165,000	150,602

				1,153,502

Telecommunications — 3.4%

Altice France SA

5.13% (5)	01/15/29		200,000	150,612

5.50% (5)	10/15/29		145,000	109,839

8.13% (5)	02/01/27		125,000	103,711

Consolidated Communications, Inc.

6.50% (5)	10/01/28		155,000	147,360

Frontier Communications Holdings LLC

5.00% (5)	05/01/28		80,000	78,740

5.88% (5)	10/15/27		247,000	246,620

8.63% (5)	03/15/31		230,000	247,050

Global Switch Finance BV (United Kingdom)

1.38% (6)	10/07/30	EUR	115,000	116,729

SES GLOBAL Americas Holdings, Inc. (Luxembourg)

5.30% (5)	03/25/44		159,000	121,710

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Zayo Group Holdings, Inc.

4.00% (5)	03/01/27		$95,000	$84,646

				1,407,017

Total Corporate Bonds

(Cost: $32,200,465)				31,731,945

Total Fixed Income Securities

(Cost: $39,084,893)				38,600,922

CONVERTIBLE SECURITIES (0.2%)

CONVERTIBLE CORPORATE BONDS — 0.2%

Commercial Services — 0.2%

Worldline SA (France)

0.00% (6),(8)	07/30/26	EUR	61,920	62,446

Total Convertible Corporate Bonds

(Cost: $61,598)				62,446

		Shares

WARRANTS — 0.0%

Entertainment — 0.0%
Cineworld Group PLC (9),(10)			42,717	—

Total Warrants

(Cost: $—)				—

MONEY MARKET INVESTMENTS — 6.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (11)			81,315	81,315

TCW Central Cash Fund, 4.84% (11),(12)			2,501,233	2,501,233

Total Money Market Investments

(Cost: $2,582,548)				2,582,548

Total Investments (99.3%)

(Cost: $41,729,039)				41,245,916

Net Unrealized Appreciation on Unfunded Commitments — 0.00%				9

Excess Of Other Assets Over Liabilities (0.7%)				288,144

Net Assets (100.0%)				$41,534,069

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

October 31, 2024

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2	10-Year U.S. Treasury Note Futures	12/19/24	$233,511	$227,500	$(6,011)
22	2-Year U.S. Treasury Note Futures	12/31/24	4,565,992	4,530,797	(35,195)
36	5-Year U.S. Treasury Note Futures	12/31/24	3,944,234	3,860,437	(83,797)

			$8,743,737	$8,618,734	$(125,003)

Short Futures
5	Euro-Bobl Future	12/6/24	$(646,010)	$(641,348)	$4,662
1	Euro-Bund Future	12/6/24	(144,000)	(143,089)	911
4	U.S. Ultra Long Bond Futures	12/19/24	(535,024)	(502,500)	32,524

			$(1,325,034)	$(1,286,937)	$38,097

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs & Co.	EUR	92,000	01/17/25	$101,138	$100,202	$(936)
Citibank N.A.	EUR	82,000	01/17/25	89,975	89,311	(664)

				$191,113	$189,513	$(1,600)

SELL (14)
Citibank N.A.	EUR	1,144,000	01/17/25	$1,261,890	$1,245,996	$15,894

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(2)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $9,523, at an interest rate of 8.19% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.
(3)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(4)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $8,185, at an interest rate of 8.55% and a maturity of March 31, 2028. The investment is not accruing an unused commitment fee.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $20,118,917 or 48.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2024, the value of these securities amounted to $862,187 or 2.1% of net assets.
(7)	Perpetual maturity.
(8)	Security is not accruing interest.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(12)	Affiliated issuer.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

The summary of the TCW High Yield Bond Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$10,263,233	$7,762,000	2,501,233	$2,501,233	$52,816	$—	$—	$—

Total					$2,501,233	$52,816	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Fixed Income Securities
Corporate Bonds*	$—	$31,731,945	$—	$31,731,945
Bank Loans*	—	6,868,977	—	6,868,977
Unfunded Commitments Appreciation	—	9	—	9

Total Fixed Income Securities	—	38,600,931	—	38,600,931

Convertible Corporate Bonds*	—	62,446		62,446
Money Market Investments	2,582,548	—	—	2,582,548
Warrants	—	—	—	—

Total Investments	$2,582,548	$38,663,377	$—	$41,245,925

Asset Derivatives
Futures Contracts
Interest Rate Risk	38,097	—	—	38,097
Forward Currency Exchange Contracts
Foreign Currency Risk	—	15,894	—	15,894

Total Investments	$2,620,645	$38,679,271	$—	$41,299,916

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(125,003)	$—	$—	$(125,003)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(1,600)	—	(1,600)

Total	$(125,003)	$(1,600)	$—	$(126,603)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 120.9% of Net Assets

ASSET-BACKED SECURITIES — 8.2%

AMSR Trust Series 2020-SFR2, Class E2

4.28% (1)	07/17/37	$7,713,000	$7,631,912

AMSR Trust Series 2020-SFR3, Class F

3.55% (1)	09/17/37	2,682,000	2,619,110

AMSR Trust Series 2020-SFR3, Class G

4.99% (1)	09/17/37	6,402,000	6,313,019

Apidos CLO XXXVII Ltd. Series 2021-37A, Class B

6.49% (3 mo. USD Term SOFR + 1.862%) (1),(2)	10/22/34	6,795,000	6,803,154

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(3)	06/12/28	25,650	1,624,375

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(3)	03/11/30	2,950	366,069

CIFC Funding Ltd. Series 2022-2A, Class INCB

0.00% (1),(4),(5)	04/19/35	3,300,000	2,449,920

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51	4,000,000	3,764,095

CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O)

2.41% (1),(5)	03/15/50	19,560,465	493,520

CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O)

2.05% (1),(5)	03/15/50	38,948,500	2,769,667

CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)

3.81% (1),(5)	12/15/52	27,346,384	904,580

CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)

2.76% (1),(5)	12/15/52	27,500,000	1,543,520

CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O)

2.87% (1),(5)	04/15/53	50,624,363	1,723,987

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	5,500,000	5,142,974

FirstKey Homes Trust Series 2022-SFR3, Class E1

3.50% (1)	07/17/38	8,950,000	8,521,447

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	7,580,000	7,142,732

GCI Funding I LLC Series 2021-1, Class A

2.38% (1)	06/18/46	19,652,933	17,749,759

HOA Funding LLC Series 2021-1A, Class A2

4.72% (1)	08/20/51	6,140,100	3,530,322

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54	925,000	964,343

HPS Loan Management Ltd. Series 10A-16, Class A2RR

6.53% (3 mo. USD Term SOFR + 1.912%) (1),(2)	04/20/34	8,000,000	8,009,600

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	$4,587,105	$4,307,340

Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B

6.56% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/17/34	10,000,000	10,010,000

New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1

4.00% (1)	09/04/39	5,750,000	5,283,360

OHA Credit Funding 3 Ltd. Series 2019-3A, Class BR

6.53% (3 mo. USD Term SOFR + 1.912%) (1),(2)	07/02/35	6,000,000	6,009,000

Progress Residential Trust Series 2021-SFR1, Class H

5.00% (1)	04/17/38	4,890,000	4,687,323

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	2,874,000	2,620,552

Progress Residential Trust Series 2021-SFR2, Class G

4.25% (1)	04/19/38	8,369,000	8,182,712

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,400,000	3,320,171

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	8,970,000	8,060,857

Progress Residential Trust Series 2024-SFR5, Class D

3.38% (1),(5)	08/09/29	4,621,000	4,139,780

Vantage Data Centers Issuer LLC Series 2020-1A, Class A2

1.65% (1)	09/15/45	8,800,000	8,529,346

Total Asset-Backed Securities

(Cost: $179,837,328)			155,218,546

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class X3 (I/O)

4.06% (5)	11/25/42	3,318,992	33

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)

1.60% (5)	01/25/43	76,625,000	50,595

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)

1.50% (5)	04/25/43	126,630,757	510,459

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)

1.51% (5)	04/25/43	94,964,072	236,423

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $21,107,992)			797,510

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 15.1%

1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3

5.28% (1)	08/10/35	$9,834,081	$9,720,827

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS

6.62% (1 mo. USD Term SOFR + 1.814%) (1),(2)	11/15/36	11,800,000	11,766,732

BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F

3.60% (1),(5)	04/14/33	4,500,000	4,348,077

BBCMS Mortgage Trust Series 2024-5C25, Class B

6.15% (5)	03/15/57	5,625,000	5,691,568

BBCMS Mortgage Trust Series 2024-5C27, Class AS

6.41% (5)	07/15/57	4,725,000	4,920,526

BBCMS Mortgage Trust Series 2024-5C27, Class B

6.70% (5)	07/15/57	4,565,000	4,722,174

BBCMS Mortgage Trust Series 2024-5C29, Class AS

5.63%	09/15/57	3,000,000	3,031,578

BBCMS Mortgage Trust Series 2024-C24, Class AS

5.87%	02/15/57	6,000,000	6,156,255

BBCMS Mortgage Trust Series 2024-C26, Class AS

6.09% (5)	05/15/57	6,003,000	6,318,383

Benchmark Mortgage Trust Series 2019-B13, Class AM

3.18%	08/15/57	5,000,000	4,414,580

Benchmark Mortgage Trust Series 2019-B14, Class 225C

3.29% (1),(5)	12/15/62	8,734,000	618,896

Benchmark Mortgage Trust Series 2019-B14, Class 225D

3.29% (1),(5)	12/15/62	20,303,000	790,934

Benchmark Mortgage Trust Series 2024-V10, Class AS

5.73% (5)	09/15/57	4,694,000	4,761,053

BMO Mortgage Trust Series 2024-5C3, Class AS

6.29% (5)	02/15/57	4,540,000	4,680,928

BMO Mortgage Trust Series 2024-5C6, Class AS

5.75% (5)	09/15/57	2,330,000	2,361,379

BMO Mortgage Trust Series 2024-C8, Class AS

5.91% (5)	03/15/57	4,011,000	4,146,031

BPR Trust Series 2021-WILL, Class A

6.67% (1 mo. USD Term SOFR + 1.864%) (1),(2)	06/15/38	4,475,549	4,456,758

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	15,285,000	13,549,345

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41	8,000,000	7,271,918

BX Trust Series 2019-OC11, Class B

3.61% (1)	12/09/41	1,196,000	1,092,560

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41	$1,080,000	$986,816

CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D

6.85% (1 mo. USD Term SOFR + 2.047%) (1),(2)	12/15/37	6,425,000	6,420,655

CAMB Commercial Mortgage Trust Series 2021-CX2, Class C

2.77% (1),(5)	11/10/46	5,000,000	3,882,370

Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS

4.41% (5)	06/10/51	5,599,188	5,369,718

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	9,400,000	8,070,730

COMM Mortgage Trust Series 2020-CX, Class B

2.45% (1)	11/10/46	6,000,000	4,877,730

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43	5,140,000	4,418,302

CSMC Trust Series 2021-BPNY, Class A

8.63% (1 mo. USD Term SOFR + 3.829%) (1),(2)	08/15/26	18,152,151	16,200,846

DBGS Mortgage Trust Series 2018-BIOD, Class E

6.80% (1 mo. USD Term SOFR + 1.996%) (1),(2)	05/15/35	7,500,000	7,382,730

DBGS Mortgage Trust Series 2018-C1, Class AM

4.63% (5)	10/15/51	5,136,000	4,863,889

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	14,175,000	12,219,349

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	13,360,000	11,234,908

Houston Galleria Mall Trust Series 2015-HGLR, Class D

3.98% (1)	03/05/37	9,500,000	9,279,012

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

2.94% (1),(5)	12/10/41	1,750,000	1,555,993

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	6,865,000	6,233,032

Life Mortgage Trust Series 2021-BMR, Class G

7.87% (1 mo. USD Term SOFR + 3.064%) (1),(2)	03/15/38	6,345,074	6,133,118

MKT Mortgage Trust Series 2020-525M, Class C

2.94% (1),(5)	02/12/40	4,900,000	3,575,583

MKT Mortgage Trust Series 2020-525M, Class D

2.94% (1),(5)	02/12/40	7,500,000	5,076,622

Morgan Stanley Capital I Trust Series 2019-H7, Class C

4.13%	07/15/52	4,000,000	3,573,668

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Capital I Trust Series 2020-CNP, Class A

2.43% (1),(5)	04/05/42	$18,000,000	$15,105,159

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	6,870,000	6,001,544

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(5)	01/05/43	18,047,000	15,740,841

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(5)	01/05/43	1,370,000	1,169,649

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41	4,800,000	3,841,345

SLG Office Trust Series 2021-OVA, Class G

2.85% (1)	07/15/41	16,460,000	11,251,682

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB

0.58% (5)	11/15/49	106,409,000	992,402

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B

6.26% (1),(5)	06/10/37	4,632,000	4,694,563

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $326,902,327)			284,972,758

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 68.6%

Federal Home Loan Mortgage Corp., Pool #A91162

5.00%	02/01/40	7,923,841	7,973,354

Federal Home Loan Mortgage Corp., Pool #A92195

5.00%	05/01/40	2,145,710	2,155,308

Federal Home Loan Mortgage Corp., Pool #G01959

5.00%	12/01/35	39,628	39,954

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	863,284	761,599

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,945,886	1,926,006

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	319,906	316,430

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	1,306,754	1,262,966

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	2,177,586	2,153,921

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	2,861,862	2,626,578

Federal Home Loan Mortgage Corp., Pool #G60440

3.50%	03/01/46	20,419,976	18,742,119

Federal Home Loan Mortgage Corp., Pool #G67709

3.50%	03/01/48	6,301,761	5,757,785

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	$23,309,266	$21,975,688

Federal Home Loan Mortgage Corp., Pool #N70081

5.50%	07/01/38	1,267,662	1,297,824

Federal Home Loan Mortgage Corp., Pool #P51350

5.00%	03/01/36	1,051,912	1,060,361

Federal Home Loan Mortgage Corp., Pool #QD7213

2.00%	02/01/52	5,332,114	4,235,992

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	10,981,055	8,723,680

Federal Home Loan Mortgage Corp., Pool #QG0601

4.50%	04/01/53	18,582,201	17,704,485

Federal Home Loan Mortgage Corp., Pool #RA8693

4.50%	04/01/53	9,053,387	8,600,489

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	12,429,760	11,326,826

Federal Home Loan Mortgage Corp., Pool #SD8147

2.50%	05/01/51	13,717,421	11,429,140

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	2,514,815	2,088,287

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52	6,974,379	5,540,656

Federal Home Loan Mortgage Corp., Pool #SD8211

2.00%	05/01/52	23,313,717	18,521,118

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	5,768,029	4,972,552

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	5,745,123	5,463,535

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52	10,857,180	10,047,436

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	26,411,780	25,134,414

Federal Home Loan Mortgage Corp., Pool #SD8328

4.50%	06/01/53	9,969,603	9,470,873

Federal Home Loan Mortgage Corp., Pool #ZT1491

3.50%	11/01/48	6,984,228	6,363,812

Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)

0.00% (4)	07/15/33	400,767	306,007

Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)

0.00% (4)	05/15/36	1,868,476	1,519,080

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

1.29% (-30 day USD SOFR Average + 6.296%) (2)	05/15/37	268,920	16,432

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)

0.92% (-30 day USD SOFR Average + 5.926%) (2)	10/15/37	$1,081,182	$86,308

Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)

1.15% (-30 day USD SOFR Average + 6.156%) (2)	02/15/38	1,529,221	131,901

Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)

1.68% (-30 day USD SOFR Average + 6.686%) (2)	04/15/38	1,778,971	176,555

Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)

0.38% (-30 day USD SOFR Average + 5.386%) (2)	07/15/37	115,722	4,428

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)

1.18% (-30 day USD SOFR Average + 6.186%) (2)	05/15/39	2,305,629	209,165

Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)

1.63% (-30 day USD SOFR Average + 6.636%) (2)	06/15/39	908,406	94,379

Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)

1.63% (-30 day USD SOFR Average + 6.636%) (2)	07/15/39	2,050,857	201,275

Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)

1.36% (-30 day USD SOFR Average + 6.366%) (2)	01/15/41	3,005,585	286,083

Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC)

0.00% (4)	11/15/33	621,133	503,853

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

1.49% (-30 day USD SOFR Average + 6.496%) (2)	04/15/42	1,134,227	117,708

Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ

3.00%	11/15/42	4,462,339	3,961,798

Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)

4.00%	04/15/44	16,673,139	15,697,737

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)

3.00%	01/15/46	$2,072,309	$1,895,062

Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA

4.00%	07/15/47	5,633,799	5,168,163

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	966,251	862,716

Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB

3.00%	08/25/50	16,601,979	12,693,384

Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ

4.00%	04/25/52	6,983,519	6,322,506

Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30

3.00%	09/15/42	7,825,287	7,042,632

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	68,834,806	9,004,991

Federal National Mortgage Association, Pool #310033

6.00%	07/01/47	357,407	373,211

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	983,210	1,004,626

Federal National Mortgage Association, Pool #734384

5.50%	07/01/33	130,697	133,540

Federal National Mortgage Association, Pool #934103

5.00%	07/01/38	116,904	117,500

Federal National Mortgage Association, Pool #995573

6.00%	01/01/49	926,859	968,667

Federal National Mortgage Association, Pool #AA3303

5.50%	06/01/38	1,300,978	1,330,388

Federal National Mortgage Association, Pool #AB6210

3.00%	09/01/42	16,454,215	14,721,781

Federal National Mortgage Association, Pool #AS7241

3.50%	05/01/46	5,263,763	4,810,425

Federal National Mortgage Association, Pool #AS9454

4.00%	04/01/47	633,174	594,595

Federal National Mortgage Association, Pool #BM5979

3.50%	09/01/45	5,336,477	4,919,478

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	$19,582,176	$15,579,446

Federal National Mortgage Association, Pool #BQ7056

2.00%	01/01/52	41,836,747	33,259,668

Federal National Mortgage Association, Pool #BU7102

2.50%	12/01/51	10,265,088	8,556,122

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	14,676,023	12,170,200

Federal National Mortgage Association, Pool #BV4128

2.00%	03/01/52	8,832,024	7,016,425

Federal National Mortgage Association, Pool #BV7761

2.50%	03/01/52	12,479,166	10,374,232

Federal National Mortgage Association, Pool #BV8459

3.00%	04/01/52	17,363,331	14,970,748

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	17,867,154	15,405,146

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	14,060,874	12,121,718

Federal National Mortgage Association, Pool #BW9886

4.50%	10/01/52	17,278,085	16,439,780

Federal National Mortgage Association, Pool #BX6752

5.00%	03/01/53	4,998,362	4,857,987

Federal National Mortgage Association, Pool #CA1540

4.00%	04/01/48	10,116,080	9,524,538

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	4,662,113	4,500,538

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	4,190,469	4,045,240

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	4,424,376	4,271,041

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	15,187,244	12,737,156

Federal National Mortgage Association, Pool #CB2301

3.00%	12/01/51	6,124,353	5,275,535

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CB2545

3.00%	01/01/52	$10,464,154	$9,013,853

Federal National Mortgage Association, Pool #CB3151

2.00%	03/01/52	40,112,339	31,985,957

Federal National Mortgage Association, Pool #CB3394

2.00%	04/01/52	6,209,621	4,933,110

Federal National Mortgage Association, Pool #FM2342

3.50%	12/01/46	3,203,110	2,952,815

Federal National Mortgage Association, Pool #FM9515

2.50%	11/01/51	19,147,793	15,876,486

Federal National Mortgage Association, Pool #FS0139

2.50%	01/01/52	25,266,449	21,160,295

Federal National Mortgage Association, Pool #FS6925

2.50%	12/01/51	22,625,516	18,773,141

Federal National Mortgage Association, Pool #MA2995

4.00%	05/01/47	2,740,021	2,573,259

Federal National Mortgage Association, Pool #MA4152

2.00%	10/01/40	9,796,780	8,207,743

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	10,825,967	8,602,988

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	32,272,177	27,867,908

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	12,806,799	11,857,606

Federal National Mortgage Association, Pool #MA4783

4.00%	10/01/52	9,584,819	8,868,484

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	6,033,148	5,740,429

Federal National Mortgage Association, Pool #MA5071

5.00%	07/01/53	2,796,680	2,718,022

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	15,161,194	15,030,998

Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.986%)(2)	07/25/34	232,856	16,559

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2005-74, Class CP (I/F) (PAC)

6.52% (-30 day USD SOFR Average + 24.330%) (2)	05/25/35	$5,599	$5,599

Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)

1.53% (-30 day USD SOFR Average + 6.386%) (2)	03/25/37	2,003,417	162,144

Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)

1.48% (-30 day USD SOFR Average + 6.336%) (2)	03/25/37	491,085	22,471

Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)

1.47% (-30 day USD SOFR Average + 6.326%) (2)	03/25/37	242,777	11,439

Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)

1.44% (-30 day USD SOFR Average + 6.296%) (2)	06/25/37	448,281	20,178

Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.636%) (2)	06/25/37	2,275,302	228,747

Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)

1.63% (-30 day USD SOFR Average + 6.486%) (2)	07/25/37	217,422	16,862

Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)

1.28% (-30 day USD SOFR Average + 6.136%) (2)	05/25/37	1,828,830	107,662

Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)

1.27% (-30 day USD SOFR Average + 6.126%) (2)	03/25/38	1,826,314	120,534

Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)

1.88% (-30 day USD SOFR Average + 6.736%) (2)	04/25/38	1,720,268	68,502

Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)

1.48% (-30 day USD SOFR Average + 6.336%) (2)	05/25/38	201,332	3,464

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)

1.10% (-30 day USD SOFR Average + 5.956%) (2)	08/25/38	$4,002,669	$314,122

Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)

1.00% (-30 day USD SOFR Average + 5.856%) (2)	08/25/38	1,288,650	72,217

Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)

0.48% (-30 day USD SOFR Average + 5.336%) (2)	06/25/37	461,717	23,935

Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	273,556	26,880

Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)

1.78% (-30 day USD SOFR Average + 6.636%) (2)	07/25/39	1,463,676	136,963

Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)

0.58% (-30 day USD SOFR Average + 5.436%) (2)	02/25/39	328,114	8,268

Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)

2.28% (-30 day USD SOFR Average + 7.136%) (2)	09/25/39	244,455	24,907

Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)

1.57% (-30 day USD SOFR Average + 6.426%) (2)	12/25/41	11,833,190	1,352,044

Federal National Mortgage Association REMICS Series 2011-149, Class Z

4.50%	01/25/42	1,972,596	1,965,868

Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)

2.50%	11/25/42	11,738,000	10,137,870

Federal National Mortgage Association REMICS Series 2012-19, Class ZN

3.50%	01/25/42	2,957,706	2,660,667

Federal National Mortgage Association REMICS Series 2012-34, Class EB

4.00%	04/25/42	2,000,000	1,832,338

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (4)	10/25/43	2,662,121	1,965,324

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (4)	10/25/43	$5,955,165	$4,410,262

Federal National Mortgage Association REMICS Series 2015-65, Class LZ

3.50%	09/25/45	1,653,159	1,412,104

Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)

4.00%	07/25/48	1,462,639	1,355,309

Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)

3.50%	08/25/48	1,550,000	1,363,809

Federal National Mortgage Association REMICS Series 2019-57, Class LT

2.50%	10/25/49	6,498,133	5,498,109

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	94,407,653	11,974,283

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	173,138	149,070

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,541,807	2,188,466

Government National Mortgage Association, Pool #MA7418

2.50%	06/20/51	18,122,750	15,396,564

Government National Mortgage Association, Pool #MA7589

2.50%	09/20/51	15,068,891	12,795,100

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	9,704,007	9,276,808

Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)

0.00% (4)	05/20/41	3,128,611	2,360,258

Government National Mortgage Association REMICS Series 2015-162, Class ZG

4.00%	11/20/45	4,078,816	3,708,240

Government National Mortgage Association REMICS Series 2015-42, Class ZB

3.00%	03/20/45	20,927,835	18,622,085

Government National Mortgage Association REMICS Series 2015-43, Class DM

2.50%	03/20/45	15,495,355	13,477,931

Government National Mortgage Association REMICS Series 2015-44, Class Z

3.00%	03/20/45	14,387,583	12,320,891

Government National Mortgage Association REMICS Series 2015-92, Class MT

3.00%	01/20/45	3,760,000	3,212,895

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2016-51, Class DZ

3.00%	04/20/46	$11,726,129	$9,611,933

Government National Mortgage Association REMICS Series 2017-116, Class ZL

3.00%	06/20/47	10,450,894	8,082,418

Government National Mortgage Association REMICS Series 2017-117, Class ZN

3.00%	08/20/47	1,142,506	910,299

Government National Mortgage Association REMICS Series 2017-14, Class Z

3.00%	01/20/47	1,576,731	1,250,898

Government National Mortgage Association REMICS Series 2017-57, Class Z

4.00%	04/20/47	5,425,075	4,647,521

Government National Mortgage Association REMICS Series 2018-113, Class GZ

3.00%	05/20/47	9,731,899	8,403,874

Government National Mortgage Association REMICS Series 2018-153, Class ZG

3.50%	11/20/48	5,011,181	4,336,179

Government National Mortgage Association REMICS Series 2018-77, Class JY

3.50%	06/20/48	1,996,184	1,779,058

Government National Mortgage Association REMICS Series 2018-78, Class NZ

3.50%	06/20/48	5,926,825	5,265,828

Government National Mortgage Association REMICS Series 2018-97, Class DZ

3.50%	07/20/48	2,873,926	2,486,725

Government National Mortgage Association, TBA

4.00% (6)	05/01/52	27,350,000	25,465,435

2.00% (6)	12/01/51	11,400,000	9,298,153

2.50% (6)	12/01/51	34,700,000	29,413,125

5.00% (6)	06/01/54	39,450,000	38,529,336

5.50% (6)	06/01/54	15,700,000	15,611,821

4.50% (6)	05/01/54	30,525,000	29,140,691

Uniform Mortgage-Backed Security, TBA

3.00% (6)	01/01/52	20,175,000	17,370,231

3.50% (6)	02/01/52	64,250,000	57,468,541

2.00% (6)	11/01/51	63,700,000	50,500,118

2.50% (6)	12/01/51	45,425,000	37,609,629

5.00% (6)	04/01/54	25,575,000	24,845,563

5.50% (6)	04/01/54	9,425,000	9,334,610

4.00% (6)	04/01/52	48,350,000	44,697,303

4.50% (6)	04/01/54	23,575,000	22,390,120

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,364,256,450)			1,299,495,333

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 26.0%

ABFC Trust Series 2007-WMC1, Class A2A

5.60% (1 mo. USD Term SOFR + 0.864%) (2)	06/25/37	$8,786,912	$7,164,839

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C

5.37% (1 mo. USD Term SOFR + 0.634%) (2)	03/25/37	10,413,815	4,217,066

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

5.61% (1 mo. USD Term SOFR + 0.874%) (2)	03/25/37	5,597,315	2,266,400

Argent Securities Trust Series 2006-W4, Class A2C

5.17% (1 mo. USD Term SOFR + 0.434%) (2)	05/25/36	16,366,159	3,939,033

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2

5.54% (1 mo. USD Term SOFR + 0.804%) (2)	11/25/35	7,603,398	6,587,743

Banc of America Funding Trust Series 2004-B, Class 3A1

4.49% (5),(7)	12/20/34	135,878	108,606

Banc of America Funding Trust Series 2006-3, Class 4A14

6.00% (7)	03/25/36	194,333	160,500

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50% (7)	03/25/36	950,327	838,993

Banc of America Funding Trust Series 2006-D, Class 2A1

3.50% (5),(7)	05/20/36	42,467	38,004

Banc of America Funding Trust Series 2006-D, Class 3A1

5.20% (5),(7)	05/20/36	1,234,645	1,094,883

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

4.16% (5)	04/25/35	913	824

Bear Stearns ALT-A Trust Series 2005-4, Class 23A1

5.54% (5)	05/25/35	1,322,031	1,241,346

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.52% (5),(7)	07/25/36	282,866	120,047

Bear Stearns ARM Trust Series 2004-12, Class 1A1

5.51% (5)	02/25/35	171,469	159,161

Bear Stearns ARM Trust Series 2005-10, Class A3

6.64% (5)	10/25/35	1,095,446	1,067,187

Bear Stearns ARM Trust Series 2006-2, Class 2A1

4.43% (5),(7)	07/25/36	555,406	471,691

Bear Stearns ARM Trust Series 2007-1, Class 2A1

5.71% (5),(7)	02/25/47	94,149	80,616

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (5)	09/25/35	661,900	619,592

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4

5.40% (5)	09/25/35	$1,415,255	$1,323,886

Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1

5.29% (1 mo. USD Term SOFR + 0.554%) (2)	08/25/36	7,891,250	7,232,157

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

5.21% (1 mo. USD Term SOFR + 0.474%) (2)	10/25/36	237,617	211,956

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.55%	02/25/37	2,072,434	1,233,173

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.55%	02/25/37	7,128,775	4,241,878

C-BASS Trust Series 2006-CB9, Class A4

5.31% (1 mo. USD Term SOFR + 0.574%) (2)	11/25/36	11,166,722	5,035,429

Chase Mortgage Finance Trust Series 2006-A1, Class 2A1

5.82% (5),(7)	09/25/36	270,079	232,285

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.74% (5)	02/25/37	867,535	837,157

ChaseFlex Trust Series 2005-1, Class 1A5

6.50%	02/25/35	2,007,651	1,424,386

CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1

6.77% (5),(7)	09/20/35	7,789	6,446

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.32% (5)	09/25/47	3,260	2,538

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.81% (5),(7)	03/25/37	28,428	22,915

CIM Trust Series 2019-R3, Class A

2.63% (1),(5)	06/25/58	8,289,623	7,566,598

CIM Trust Series 2020-R1, Class A1

2.85% (1),(5)	10/27/59	16,749,214	14,753,176

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(5)	01/26/60	11,114,830	10,519,469

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(5)	12/25/60	9,633,486	8,447,141

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(5)	12/27/61	14,913,138	13,150,510

CIM Trust Series 2021-NR2, Class A1

5.57% (1)	07/25/59	8,448,373	8,424,635

CIM Trust Series 2021-NR3, Class A1

5.57%(1)	06/25/57	3,951,815	3,946,085

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(5)	06/25/57	$10,834,402	$9,832,974

CIM Trust Series 2023-NR1, Class A1

6.00% (1)	06/25/62	10,410,346	10,398,660

CIM Trust Series 2023-NR2, Class A1

6.00% (1)	06/25/62	7,327,171	7,275,493

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(5)	04/25/62	6,909,271	6,572,650

CIM Trust Series 2023-R1, Class A1B

5.40% (1),(5)	04/25/62	13,400,000	11,403,987

Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A

6.21% (5),(7)	07/25/36	1,499,595	1,084,085

Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1

6.50% (1),(5),(7)	10/25/36	2,150,996	1,077,942

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6

6.00% (7)	05/25/37	6,877,113	6,281,668

Conseco Finance Corp. Series 1999-2, Class A7

6.44%	12/01/30	493,576	495,132

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	45,277,023	7,079,819

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

5.15% (5)	02/25/36	78,455	66,013

Countrywide Alternative Loan Trust Series 2007-19, Class 1A34

6.00% (7)	08/25/37	11,170,397	5,372,203

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1

6.50%	01/25/36	6,004,309	1,410,794

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00% (7)	10/25/21	607,148	158,451

CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1

5.50%	11/25/36	64,637	1

CSMC Trust Series 2021-NQM5, Class A1

0.94% (1),(5)	05/25/66	3,783,284	3,128,405

CSMC Trust Series 2021-RP11, Class A1 (I/O)

1.50% (1),(5),(8),(9)	10/25/61	10,658,747	597,849

CSMC Trust Series 2021-RP11, Class B1

3.75% (1),(5)	10/25/61	2,349,194	1,260,233

CSMC Trust Series 2022-RPL1, Class A1 (I/O)

0.52% (1),(5),(8),(9)	04/25/61	9,388,462	133,957

CSMC Trust Series 2022-RPL1, Class B1

4.67% (1),(5)	04/25/61	2,112,634	1,330,235

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	$516,819	$407,329

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	485,741	413,741

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

5.23% (1 mo. USD Term SOFR + 0.494%) (2)	02/25/37	137,748	117,186

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

5.45% (1 mo. USD Term SOFR + 0.694%) (2)	10/19/45	1,522,050	1,359,240

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

5.01% (1 mo. USD Term SOFR + 0.254%) (2)	03/19/37	3,792,970	3,208,775

Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2

5.51% (1 mo. USD Term SOFR + 0.384%) (2)	04/25/47	2,312,156	1,701,146

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

5.17% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/37	8,597,593	7,773,479

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

5.13% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/38	2,972,210	1,542,898

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

5.29% (1 mo. USD Term SOFR + 0.554%) (2)	01/25/38	14,547,764	7,551,050

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

5.13% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/37	30,755,632	15,932,057

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

5.15% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/37	20,368,102	9,740,747

GS Mortgage-Backed Securities Trust Series 2022-PJ6, Class A3

2.50% (1),(5)	01/25/53	5,290,334	4,288,449

GSAA Trust Series 2005-7, Class AF5

5.11%	05/25/35	31,653	30,820

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

5.90% (5)	08/25/34	747,746	705,688

GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2

5.37% (1 mo. USD Term SOFR + 0.634%) (2)	08/25/46	42,649,434	9,624,203

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

5.25% (5)	05/25/37	$1,458,686	$783,385

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00% (7)	09/25/37	453,553	340,644

Impac CMB Trust Series 2005-1, Class 1A1

5.37% (1 mo. USD Term SOFR + 0.634%) (2),(7)	04/25/35	273,109	259,843

Impac CMB Trust Series 2005-5, Class A2

5.29% (1 mo. USD Term SOFR + 0.334%) (2),(7)	08/25/35	1,675,565	1,557,575

Impac Secured Assets Trust Series 2006-3, Class A1

5.19% (1 mo. USD Term SOFR + 0.454%) (2)	11/25/36	2,864,209	2,555,325

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.48% (5),(7)	11/25/37	1,301,466	1,066,496

IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A

5.31% (5)	11/25/34	136,987	128,986

IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1

4.95% (5)	11/25/35	1,476,075	1,167,819

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.86% (5)	12/25/35	1,072,853	882,061

IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1

3.46% (5)	06/25/35	737,713	594,127

IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1

5.21% (1 mo. USD Term SOFR + 0.474%) (2)	02/25/37	4,018,702	3,641,494

IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A

5.25% (1 mo. USD Term SOFR + 0.514%) (2)	06/25/46	6,377,288	5,407,065

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.23% (5)	06/25/37	10,603	9,200

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.45% (5)	05/25/36	2,893,412	1,638,008

JPMorgan Alternative Loan Trust Series 2006-A4, Class A8

4.41% (5),(7)	09/25/36	149,909	171,927

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4

5.76%	10/25/36	3,436,509	2,044,979

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3

4.97% (1 mo. USD Term SOFR + 0.234%) (2)	12/25/36	$23,925,034	$11,983,675

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

7.04% (5)	11/25/33	234,204	227,310

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

5.43% (5)	06/25/36	167,474	116,860

JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R

4.44% (5),(7),(8)	01/25/37	6,340	4,918

JPMorgan Mortgage Trust Series 2006-S2, Class 2A2

5.88%	06/25/21	26,233	—

JPMorgan Mortgage Trust Series 2022-INV1, Class A8

3.00% (1),(5)	03/25/52	6,674,888	5,414,735

JPMorgan Mortgage Trust Series 2024-3, Class A8

3.00% (1),(5)	05/25/54	10,800,000	8,662,588

JPMortgage Trust Series 2021-4, Class A8

2.50% (1),(5)	08/25/51	10,544,878	8,512,899

Lehman Mortgage Trust Series 2006-4, Class 4A1

6.00%	08/25/21	518,708	360,454

Lehman XS Trust Series 2006-10N, Class 1A3A

5.27% (1 mo. USD Term SOFR + 0.534%) (2)	07/25/46	5,602,615	4,962,569

Lehman XS Trust Series 2006-12N, Class A2A1

4.49% (1 mo. USD Term SOFR + 0.414%) (2)	08/25/46	15	—

Lehman XS Trust Series 2006-12N, Class A31A

5.25% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/46	1,640,589	1,613,001

Lehman XS Trust Series 2006-13, Class 1A2

5.19% (1 mo. USD Term SOFR + 0.454%) (2)	09/25/36	11	—

Lehman XS Trust Series 2006-9, Class A1B

5.29% (1 mo. USD Term SOFR + 0.434%) (2)	05/25/46	16,171	—

MASTR Alternative Loan Trust Series 2005-4, Class 1A1

6.50%	05/25/35	3,925,714	3,213,851

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

5.25% (1 mo. USD Term SOFR + 0.514%) (2),(8)	03/25/36	65,446	6,393

MASTR Asset Securitization Trust Series 2006-3, Class 2A1

5.30% (1 mo. USD Term SOFR + 0.564%) (2)	10/25/36	28,197	4,592

MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4

6.22%	02/25/36	164,030	135,967

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

7.56% (5)	10/25/32	$2,907	$2,838

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3

5.17% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	743,990	213,353

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

5.35% (1 mo. USD Term SOFR + 0.614%) (2)	04/25/37	17,790,423	7,027,882

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D

5.53% (1 mo. USD Term SOFR + 0.794%) (2)	04/25/37	4,542,315	1,806,613

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

5.33% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	3,966,963	2,829,983

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

5.11% (1 mo. USD Term SOFR + 0.374%) (2)	06/25/37	737,782	729,046

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

5.17% (1 mo. USD Term SOFR + 0.434%) (2)	07/25/37	10,299,091	10,060,212

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.30% (1 yr. CMT + 2.400%) (2),(7)	08/25/36	407,407	347,406

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	644,312	642,510

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2

5.81% (1 mo. USD Term SOFR + 1.074%) (2)	09/25/34	337,983	342,756

Morgan Stanley Home Equity Loan Trust Series 2006-2, Class A4

5.41% (1 mo. USD Term SOFR + 0.674%) (2)	02/25/36	74,911	74,657

Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6

6.26%	01/25/47	2,028,832	602,554

Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1

5.09% (1 mo. USD Term SOFR + 0.354%) (2)	04/25/37	2,592,509	702,683

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(5)	06/25/54	8,726,272	8,800,305

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MortgageIT Trust Series 2005-4, Class A1

5.41% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	$350,337	$344,254

Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1

7.61% (5)	03/15/30	4,706,907	2,317,649

Ownit Mortgage Loan Trust Series 2006-6, Class A2C

5.17% (1 mo. USD Term SOFR + 0.434%) (2)	09/25/37	13,579,841	6,033,432

PRET LLC Series 2022-RN1, Class A1

3.72% (1)	07/25/51	7,067,980	7,024,051

PRKCM Trust Series 2021-AFC2, Class A1

2.07% (1),(5)	11/25/56	5,258,883	4,511,029

PRPM LLC Series 2021-9, Class A1

5.36% (1)	10/25/26	5,622,519	5,573,492

PRPM LLC Series 2022-1, Class A1

3.72% (1)	02/25/27	10,952,768	10,884,838

PRPM LLC Series 2022-3, Class A1

5.56% (1)	06/25/27	13,479,537	13,440,488

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	568,781	553,643

RALI Trust Series 2005-QA13, Class 2A1

5.41% (5),(7)	12/25/35	333,419	289,240

RALI Trust Series 2005-QA7, Class A21

5.77% (5),(7)	07/25/35	767,572	722,066

RALI Trust Series 2005-QA8, Class CB21

5.55% (5),(7)	07/25/35	2,365,413	1,291,751

RALI Trust Series 2006-QA1, Class A21

5.24% (5),(7)	01/25/36	8,684	6,315

RALI Trust Series 2006-QA2, Class 1A1

5.10% (1 mo. USD Term SOFR + 0.364%) (2),(7)	02/25/36	10,240	6,580

RALI Trust Series 2006-QO9, Class 1A2A

5.15% (1 mo. USD Term SOFR + 0.414%) (2),(8)	12/25/46	5	5

RALI Trust Series 2006-QS10, Class AV (I/O)

0.56% (5),(8)	08/25/36	15,672,568	272,284

RALI Trust Series 2006-QS5, Class A5

6.00% (7)	05/25/36	1,853,007	1,511,019

RALI Trust Series 2006-QS6, Class 1AV (I/O)

0.77% (5),(8)	06/25/36	21,693,456	441,527

RALI Trust Series 2006-QS7, Class AV (I/O)

0.72% (5),(8)	06/25/36	4,264,837	83,651

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (5),(8)	01/25/37	1,120,980	5,560

RALI Trust Series 2007-QS2, Class AV (I/O)

0.03% (5),(8)	01/25/37	7,814,574	75,619

RALI Trust Series 2007-QS3, Class AV (I/O)

0.35% (5),(8)	02/25/37	35,901,126	448,480

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.36% (5),(8)	03/25/37	$4,190,247	$45,393

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (5),(8)	03/25/37	5,382,520	63,162

RALI Trust Series 2007-QS6, Class A45

5.75% (7)	04/25/37	1,237,538	984,083

RALI Trust Series 2007-QS8, Class AV (I/O)

0.43% (5),(8)	06/25/37	8,770,857	113,755

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75% (7)	04/25/37	2,254,282	1,045,867

RFMSI Trust Series 2005-SA5, Class 2A

5.35% (5),(7)	11/25/35	6,877	6,109

RFMSI Trust Series 2006-S9, Class A3 (PAC)

5.75% (7)	09/25/36	280,138	220,402

RFMSI Trust Series 2007-S2, Class A9

6.00% (7)	02/25/37	2,759,456	2,055,873

RFMSI Trust Series 2007-SA2, Class 2A2

5.43% (5),(7)	04/25/37	8,120	6,890

Roc Mortgage Trust Series 2021-RTL1, Class A1

3.49% (1),(5)	08/25/26	4,908,737	4,902,424

Saxon Asset Securities Trust Series 2007-2, Class A2C

5.09% (1 mo. USD Term SOFR + 0.354%) (2)	05/25/47	9,698,382	6,906,269

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.83%	01/25/36	2,607,496	2,154,325

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C

5.53% (1 mo. USD Term SOFR + 0.794%) (2)	02/25/37	7,215,803	3,127,250

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

5.13% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/37	10,840,153	9,244,075

Sequoia Mortgage Trust Series 2003-8, Class A1

5.51% (1 mo. USD Term SOFR + 0.754%) (2)	01/20/34	186,850	178,253

Soundview Home Loan Trust Series 2007-OPT3, Class 2A4

5.10% (1 mo. USD Term SOFR + 0.364%) (2)	08/25/37	4,000,000	3,606,412

STARM Mortgage Loan Trust Series 2007-1, Class 1A1

6.41% (5)	02/25/37	1,336,110	738,155

STARM Mortgage Loan Trust Series 2007-2, Class 2A1

5.53% (5)	04/25/37	79,717	44,368

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.76% (5)	06/25/37	1,693	849

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

5.63% (5)	09/25/34	$283,651	$274,977

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

6.22% (5)	10/25/34	628,990	616,462

Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1

5.07% (5),(7)	06/25/36	1,246,643	1,132,347

Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5

5.29% (1 mo. USD Term SOFR + 0.554%) (2)	09/25/47	11,254,022	9,813,020

Towd Point Mortgage Trust Series 2018-2, Class B1

3.80% (1),(5)	03/25/58	13,050,000	11,247,723

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

5.34% (5)	01/25/35	1,863,995	1,704,949

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

4.83% (5)	12/25/35	312,034	281,744

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1

5.04% (5)	01/25/36	667,361	636,248

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A

6.02% (1 yr. MTA + 0.960%) (2),(7)	09/25/46	1,792,673	1,439,261

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A

4.34% (1 yr. MTA + 0.810%) (2)	12/25/46	1,813,152	1,541,222

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1

5.05% (1 mo. USD Term SOFR + 0.314%) (2)	02/25/37	15,128,790	4,735,446

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2

5.75% (7)	02/25/36	455,673	414,912

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1

5.45% (1 mo. USD Term SOFR + 0.714%) (2),(7)	07/25/36	978,210	681,317

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

6.58% (5)	11/25/30	13,104	13,169

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

5.49% (1 mo. USD Term SOFR + 0.754%) (2)	03/25/37	5,521,000	5,212,987

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6

7.10% (5),(7)	08/25/36	$788,404	$706,914

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $572,616,896)			491,530,839

U.S. TREASURY SECURITIES — 3.0%

U.S. Treasury Bonds

4.25%	08/15/54	965,000	928,662

4.50%	11/15/54	15,000	15,052

U.S. Treasury Notes

3.50%	09/30/26	4,660,000	4,603,570

3.50%	09/30/29	100,000	97,153

3.88%	08/15/34	1,170,000	1,132,067

4.13%	10/31/26	48,185,000	48,153,002

4.13%	10/31/29	1,695,000	1,693,477

Total U.S. Treasury Securities

(Cost: $56,654,734)			56,622,983

Total Fixed Income Securities

(Cost: $2,521,375,727)			2,288,637,969

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 2.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.82% (10)	9,603,385	$9,603,385

TCW Central Cash Fund, 4.84% (10),(11)	28,651,674	28,651,674

Total Money Market Investments

(Cost: $38,255,059)		38,255,059

Total Investments (122.9%)

(Cost: $2,559,630,786)		2,326,893,028

Liabilities In Excess Of Other Assets (-22.9%)		(432,859,695)

Net Assets (100.0%)		$1,894,033,333

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
847	U.S. Ultra Long Bond Futures	12/19/24	$112,992,778	$106,404,375	$(6,588,403)
708	5-Year U.S. Treasury Note Futures	12/31/24	76,887,673	75,921,937	(965,736)
2,819	2-Year U.S. Treasury Note Futures	12/31/24	584,809,629	580,559,835	(4,249,794)

			$774,690,080	$762,886,147	$(11,803,933)

Short Futures
981	10-Year U.S. Treasury Note Futures	12/19/24	$(115,744,436)	$(111,588,750)	$4,155,686

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2024

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2024, the value of these securities amounted to $588,091,262 or 31.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2024.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(4)	Security is not accruing interest.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(9)	Restricted security (Note 11).
(10)	Rate disclosed is the 7-day net yield as of October 31, 2024.
(11)	Affiliated issuer.

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the period ended October 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2024	Value at October 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$413,951,674	$385,300,000	28,651,674	$28,651,674	$952,376	$—	$—	$—

Total					$28,651,674	$952,376	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Fair Valuation Summary	October 31, 2024

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,299,495,333	$—	$1,299,495,333
Residential Mortgage-Backed Securities — Non-Agency	—	489,243,204	2,287,635	491,530,839
Commercial Mortgage-Backed Securities — Non-Agency	—	284,972,758	—	284,972,758
Asset-Backed Securities	—	155,218,546	—	155,218,546
U.S. Treasury Securities	56,622,983	—	—	56,622,983
Commercial Mortgage-Backed Securities — Agency	—	797,510	—	797,510

Total Fixed Income Securities	56,622,983	2,229,727,351	2,287,635	2,288,637,969

Money Market Investments	38,255,059	—	—	38,255,059

Total Investments	$94,878,042	$2,229,727,351	$2,287,635	$2,326,893,028

Asset Derivatives
Futures Contracts
Interest Rate Risk	4,155,686	—	—	4,155,686

Total Investments	$99,033,728	$2,229,727,351	$2,287,635	$2,331,048,714

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(11,803,933)	$—	$—	$(11,803,933)

Total	$(11,803,933)	$—	$—	$(11,803,933)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2024

	TCW Central Cash Fund		TCW Core Fixed Income Fund	TCW Global Bond Fund
ASSETS
Investments, at Value (1)	$2,025,605,379		$884,060,050	$21,594,786
Investment in Affiliated Issuers, at Value	—		58,589,783	517,200	(2)
Foreign Currency, at Value	—		85	1,780	(3)
Repurchase agreement at value (Cost $)	800,000,000	(4)	—	—
Cash	—		4,125,928	3,121
Receivable for Securities Sold	—		13,158,040	431,681
Receivable for Fund Shares Sold	—		1,184,441	2,250
Interest and Dividends Receivable	2,198,963		4,184,263	146,618
Receivable from Investment Advisor	—		41,969	33,870
Unrealized Appreciation on Forward Currency Exchange Contracts	—		219,254	111,164
Cash Collateral Held for Brokers	—		4,223,360	152,997
Prepaid Expenses	—		36,271	26,975

Total Assets	2,827,804,342		969,823,444	23,022,442

LIABILITIES
Distributions Payable	194,192		3,259,997	46,753
Payable for Securities Purchased	100,000,000		30,563,768	343,156
Payable for Purchase of When-Issued Securities	—		92,427,464	2,818,865
Payable for Fund Shares Redeemed	—		3,646,290	—
Accrued Directors’ Fees and Expenses	11,913		18,720	19,341
Deferred Accrued Directors’ Fees and Expenses	—		7,287	7,287
Accrued Management Fees	—		289,229	8,456
Accrued Distribution Fees	—		26,714	1,861
Payable for Daily Variation Margin on Open Financial Futures Contracts	—		105,158	4,719
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—		5,812	2,586
Collateral Pledged by Brokers	—		260,000	—
Unrealized Depreciation on Forward Currency Exchange Contracts	—		4,388	108,901
Transfer Agent Fees Payable	1,787		165,473	7,360
Administration Fee Payable	11,911		43,050	6,624
Audit Fees Payable	8,934		46,097	36,899
Accounting Fees Payable	—		95,865	4,105
Custodian Fees Payable	11,913		74,025	31,182
Legal Fees Payable	298		31,452	602
Other Accrued Expenses	1,092		48,157	16,639

Total Liabilities	100,242,040		131,118,946	3,465,336

NET ASSETS	$2,727,562,302		$838,704,498	$19,557,106

NET ASSETS CONSIST OF:
Paid-in Capital	$2,727,611,890		$1,089,049,270	$23,346,511
Accumulated Earnings (Loss)	(49,588)		(250,344,772)	(3,789,405)

NET ASSETS	$2,727,562,302		$838,704,498	$19,557,106

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$—		$619,344,341	$10,951,759

N Class Share	$—		$123,171,885	$8,605,347

Plan Class Share	$—		$96,188,272	$—

Cash Management Shares	$2,727,562,302		$—	$—

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	—		64,182,008	1,329,444

N Class Share	—		12,793,530	1,044,792

Plan Class Share	—		9,916,197	—

Cash Management Shares	2,727,611,890		—	—

NET ASSET VALUE PER SHARE: (6)
I Class Share	$—		$9.65	$8.24

N Class Share	$—		$9.63	$8.24

Plan Class Share	$—		$9.70	$—

Cash Management Shares	$1.00		$—	$—

(1)	The identified cost for the TCW Central Cash Fund, the TCW Core Fixed Income Fund and the TCW Global Bond Fund at October 31, 2024 was $2,025,605,379, $918,956,625 and $22,745,418, respectively.
(2)	The identified cost for the TCW Core Fixed Income Fund and the TCW Global Bond Fund at October 31, 2024 was $58,589,783 and $513,686, respectively.
(3)	The identified cost for the TCW Core Fixed Income Fund and the TCW Global Bond Fund at October 31, 2024 was $73 and $1,656, respectively.
(4)	The identified cost was $750,000,000.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class, Plan Class shares and Cash Management Shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2024

	TCW High Yield Bond Fund		TCW Securitized Bond Fund
ASSETS
Investments, at Value (1)	$38,744,683		$2,298,241,354
Investment in Affiliated Issuers, at Value (2)	2,501,233		28,651,674
Foreign Currency, at Value	12	(3)	1
Cash	41,822		14,691
Receivable for Securities Sold	462,843		4,195,766
Receivable for Sale of When-Issued Securities	—		12,514,001
Receivable for Fund Shares Sold	2,094		2,638,140
Interest and Dividends Receivable	534,181		7,221,610
Receivable from Investment Advisor	42,166		12,798
Unrealized Appreciation on Forward Currency Exchange Contracts	15,894		—
Net unrealized appreciation on unfunded commitments	9		—
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—		19,190
Cash Collateral Held for Brokers	125,000		17,072,092
Prepaid Expenses	6,963		61,372

Total Assets	42,476,900		2,370,642,689

LIABILITIES
Distributions Payable	220,979		10,806,850
Payable for Securities Purchased	253,760		26,429,203
Payable for Purchase of When-Issued Securities	165,000		435,342,329
Payable for Fund Shares Redeemed	147,505		1,773,797
Accrued Directors’ Fees and Expenses	18,152		17,944
Deferred Accrued Directors’ Fees and Expenses	6,294		7,287
Accrued Management Fees	16,304		683,126
Accrued Distribution Fees	728		68,507
Payable for Daily Variation Margin on Open Financial Futures Contracts	6,542		—
Unrealized Depreciation on Forward Currency Exchange Contracts	1,600		—
Transfer Agent Fees Payable	19,932		503,199
Administration Fee Payable	7,786		138,083
Audit Fees Payable	33,338		118,909
Accounting Fees Payable	15,008		315,661
Custodian Fees Payable	22,457		250,114
Legal Fees Payable	2,041		69,788
Other Accrued Expenses	5,405		84,559

Total Liabilities	942,831		476,609,356

NET ASSETS	$41,534,069		$1,894,033,333

NET ASSETS CONSIST OF:
Paid-in Capital	$49,382,750		$2,754,863,579
Accumulated Earnings (Loss)	(7,848,681)		(860,830,246)

NET ASSETS	$41,534,069		$1,894,033,333

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$41,534,069		$1,576,957,717

N Class Share	$—		$312,171,488

Plan Class Share	$—		$4,904,128

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	6,775,294		200,949,834

N Class Share	—		38,554,660

Plan Class Share	—		621,776

NET ASSET VALUE PER SHARE: (5)
I Class Share	$6.13		$7.85

N Class Share	$—		$8.10

Plan Class Share	$—		$7.89

(1)	The identified cost for the TCW High Yield Bond Fund and the TCW Securitized Bond Fund at October 31, 2024 was $39,227,806 and $2,530,979,112, respectively.
(2)	The identified cost for the TCW High Yield Bond Fund and the TCW Securitized Bond Fund at October 31, 2024 was $2,501,233 and $28,651,674, respectively.
(3)	The identified cost for the TCW High Yield Bond Fund and the TCW Securitized Bond Fund at October 31, 2024 was $12 and $1, respectively.
(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2024

	TCW Central Cash Fund(1)	TCW Core Fixed Income Fund	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends	$167,910	$1,379,210	$28,921
Dividends from Investment in Affiliated Issuers	—	1,161,384	22,275
Interest	45,123,546	39,925,957	915,129 (2)

Total	45,291,456	42,466,551	966,325

Expenses:
Management Fees	—	3,854,036	95,872
Accounting Services Fees	—	54,703	17,434
Administration Fees	11,913	60,052	25,759
Transfer Agent Fees:
I Class	—	411,633	7,751
N Class	—	155,342	8,323
Plan Class	—	15,685	—
Cash Management Shares	1,787	—	—
Custodian Fees	11,913	116,156	98,855
Professional Fees	9,232	146,131	55,209
Directors’ Fees and Expenses	11,913	74,400	74,297
Registration Fees:
I Class	—	32,499	17,964
N Class	—	20,704	17,731
Plan Class	—	21,791	—
Distribution Fees:
N Class	—	355,186	21,563
Compliance Expense	—	582	582
Shareholder Reporting Expense	—	8,538	2,451
Other	4,057	114,244	3,120

Total	50,815	5,441,682	446,911

Less Expenses Borne by Investment Advisor:
I Class	—	(221,219)	(169,253)
N Class	—	(305,238)	(152,306)
Plan Class	—	(81,160)	—

Net Expenses	50,815	4,834,065	125,352

Net Investment Income	45,240,641	37,632,486	840,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(49,588)	11,946,209	(150,416)
Investments in Affiliated Issuers	—	—	(123,714)
Foreign Currency	—	27,012	1,055
Forward Currency Exchange Contracts	—	(473,586)	(216,963)
Futures Contracts	—	621,874	55,470
Options Written	—	—	593
Swap Agreements	—	169,721	(1,973)
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	63,814,787	1,492,866
Foreign Currency	—	11,903	(484)
Forward Currency Exchange Contracts	—	257,511	10,955
Futures Contracts	—	(1,297,953)	(143,338)
Investments in Affiliated Issuers	—	—	174,910
Options Written	—	—	(948)
Swap Agreements	—	(870,703)	8,386

Net Realized and Unrealized Gain (Loss) on Investments	(49,588)	74,206,775	1,106,399

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,191,053	$111,839,261	$1,947,372

(1)	For the period July 15, 2024 (Commencement of Operations) Through October 31, 2024
(2)	Net of foreign taxes withheld of $502 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2024

	TCW High Yield Bond Fund	TCW Securitized Bond Fund
INVESTMENT INCOME
Income:
Dividends	$55,475	$1,412,627
Dividends from Investment in Affiliated Issuers	52,816	952,376
Interest	3,236,607	105,345,866

Total	3,344,898	107,710,869

Expenses:
Management Fees	218,927	8,325,605
Accounting Services Fees	49,574	148,592
Administration Fees	26,569	127,006
Transfer Agent Fees:
I Class	47,720	1,516,263
N Class	13,204	364,712
Plan Class	—	6,477
Custodian Fees	51,376	187,310
Professional Fees	14,976	352,778
Directors’ Fees and Expenses	72,144	74,564
Registration Fees:
I Class	20,552	36,562
N Class	16,747	28,525
Plan Class	—	18,546
Distribution Fees:
N Class	16,299	894,904
Compliance Expense	582	582
Shareholder Reporting Expense	7,430	15,235
Other	12,083	174,611

Total	568,183	12,272,272

Less Expenses Borne by Investment Advisor:
I Class	(230,795)	(850,077)
N Class	(53,794)	(448,827)
Plan Class	—	(25,412)

Net Expenses	283,594	10,947,956

Net Investment Income	3,061,304	96,762,913

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(1,523,815)	(13,006,187)
Foreign Currency	34	45,003
Forward Currency Exchange Contracts	(7,160)	(418,417)
Futures Contracts	96,379	4,977,452
Change in Unrealized Appreciation (Depreciation) on:
Investments	5,118,397	176,121,409
Foreign Currency	236	2,895
Forward Currency Exchange Contracts	15,404	(1,157)
Futures Contracts	(89,212)	20,930,038

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	3,610,263	188,651,036

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,671,567	$285,413,949

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Central Cash Fund (1)	TCW Core Fixed Income Fund
	Year Ended October 31, 2024	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$45,240,641	$37,632,486	$43,975,538
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(49,588)	12,291,230	(89,866,308)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	—	61,915,545	43,978,185

Increase (Decrease) in Net Assets Resulting from Operations	45,191,053	111,839,261	(1,912,585)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(45,240,641)	(42,725,492)	(37,334,973)

NET CAPITAL SHARE TRANSACTIONS
I Class	—	(113,917,492)	(199,744,870)
N Class	—	(38,601,564)	(12,226,897)
Plan Class	—	(112,580,761)	122,792,145
Cash Management Shares	2,727,611,890	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,727,611,890 (2)	(265,099,817)	(89,179,622)

Increase (Decrease) in Net Assets	2,727,562,302	(195,986,048)	(128,427,180)
NET ASSETS
Beginning of year	—	1,034,690,546	1,163,117,726

End of year	$2,727,562,302	$838,704,498	$1,034,690,546

(1)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.
(2)	All transactions are with other affiliated TCW Funds.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$840,973	$788,506	$3,061,304	$3,456,716
Net Realized Loss on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(435,948)	(918,473)	(1,434,562)	(2,916,003)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written, Foreign Currency Transactions and Swap Contracts	1,542,347	417,168	5,044,825	2,391,711

Increase in Net Assets Resulting from Operations	1,947,372	287,201	6,671,567	2,932,424

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(581,421)	(482,626)	(2,908,463)	(3,588,507)
Return of Capital	—	(143,424)	—	—

Total Distributions to Shareholders	(581,421)	(626,050)	(2,908,463)	(3,588,507)

NET CAPITAL SHARE TRANSACTIONS
I Class	361,584	1,381,823	(8,974,075)	(3,103,885)
N Class	27,961	378,629	(6,918,553)	(2,611,642)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	389,545	1,760,452	(15,892,628)	(5,715,527)

Increase (Decrease) in Net Assets	1,755,496	1,421,603	(12,129,524)	(6,371,610)
NET ASSETS
Beginning of year	17,801,610	16,380,007	53,663,593	60,035,203

End of year	$19,557,106	$17,801,610	$41,534,069	$53,663,593

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Securitized Bond Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
OPERATIONS
Net Investment Income	$96,762,913	$151,304,125
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(8,402,149)	(151,179,049)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	197,053,185	(19,667,214)

Increase (Decrease) in Net Assets Resulting from Operations	285,413,949	(19,542,138)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(132,779,468)	(162,939,921)

NET CAPITAL SHARE TRANSACTIONS
I Class	(700,307,268)	(291,133,572)
N Class	(101,983,001)	(90,384,369)
Plan Class	2,279,445	1,155,401

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(800,010,824)	(380,362,540)

Decrease in Net Assets	(647,376,343)	(562,844,599)
NET ASSETS
Beginning of year	2,541,409,676	3,104,254,275

End of year	$1,894,033,333	$2,541,409,676

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2024, the Company consisted of 12 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Central Cash Fund	The Fund seeks maximum current income, consistent with preservation of capital, daily liquidity and a stable share price of $1.0000. The Fund is a government money market fund.

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. The Fund reorganized into the TCW High Yield Bond ETF, a newly-created series of TCW ETF Trust, on November 18, 2024.

TCW Funds, Inc.

October 31, 2024

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Securitized Bond Fund (formerly, TCW Total Return Bond Fund)	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Central Cash Fund, which only offers Cash Management Shares, and the TCW Core Fixed Income Fund and TCW Securitized Bond Fund, which also offer Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total
Balance as of October 31, 2023	$3,702,701	$3,702,701
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	193,804.83	193,805
Purchases	—	—
Sales	(299,561)	(299,561)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of October 31, 2024	$3,596,945	$3,596,945

*

The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $193,805 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund	Common Stock	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of October 31, 2023	$8,462	$53,009	$61,471
Accrued Discounts (Premiums)	—	30,701	30,701
Realized Gain (Loss)	585	5	590
Change in Unrealized Appreciation (Depreciation)*	2,054	(41,604)	(39,550)
Purchases	—	49,309	49,309
Sales	(681)	(662)	(1,343)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of October 31, 2024	$10,420	$90,758	$101,178

*

The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $(41,471) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW High Yield Bond Fund	Common Stock	Total
Balance as of October 31, 2023	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	(324,419)	(324,419)
Change in Unrealized Appreciation (Depreciation)*	327,224	327,224
Purchases	—	—
Sales	(2,805)	(2,805)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of October 31, 2024	$—	$—

*

The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Securitized Bond Fund	Residential Mortgage-Backed Securities — Non-Agency	Total
Balance as of October 31, 2023	$1,717,528	$1,717,528
Accrued Discounts (Premiums)	(200,709)	(200,709)
Realized Gain (Loss)	(34,399)	(34,399)
Change in Unrealized Appreciation (Depreciation)*	49,907	49,907
Purchases	916,615	916,615
Sales	(161,307)	(161,307)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of October 31, 2024	$2,287,635	$2,287,635

*

The change in unrealized appreciation (depreciation) on securities still held at October 31, 2024 was $34,346 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2024 are as follows:

Description	Fair Value at 10/31/2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,596,945	Broker Quote	Offered Quote	$ 91.125	$ 91.125	Increase
TCW Global Bond Fund
Common Stock	$10,420	Third-party Vendor	Vendor Prices	$ 30.292	$ 30.292	Increase
Residential Mortgage-Backed Securities — Non-Agency	$38,671	Broker Quote	Offered Quote	$ 9.166	$ 9.166	Increase
Residential Mortgage-Backed Securities — Non-Agency	$52,087	Third-party Vendor	Vendor Prices	$ 4.161	$ 4.161	Increase
TCW High Yield Bond Fund
Warrants	$0	Broker Quote	Offered Quote	$ 0.000	$ 0.000	Increase
TCW Securitized Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$1,697,431	Broker Quote	Offered Quote	$ 0.968 – $ 5.609	$ 1.986	Increase
Residential Mortgage-Backed Securities — Non-Agency	$590,204	Third-party Vendor	Vendor Prices	$ 0.496 – $ 9.768	$ 1.495	Increase

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2024, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements (1)	$—	$—	$237,905	$237,905
Futures Contracts (2)	—	—	320,648	320,648
Forward Currency Exchange Contracts	—	219,254	—	219,254

Total Value	$—	$219,254	$558,553	$777,807

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(4,388)	$—	$(4,388)
Futures Contracts (2)	—	—	(3,136,204)	(3,136,204)

Total Value	$—	$(4,388)	$(3,136,204)	$(3,140,592)

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Core Fixed Income Fund (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(473,586)	$—	$(473,586)
Futures Contracts	—	—	621,874	621,874
Swap Agreements	—	—	169,721	169,721

Net Realized Gain (Loss)	$—	$(473,586)	$791,595	$318,009

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$257,511	$—	$257,511
Futures Contracts	—	—	(1,297,953)	(1,297,953)
Swap Agreements	—	—	(870,703)	(870,703)

Net Change in Appreciation (Depreciation)	$—	$257,511	$(2,168,656)	$(1,911,145)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$21,662,672	$ —	$21,662,672
Futures Contracts	—	—	1,980	1,980
Swap Agreements	$ —	$ —	$8,888,000	$8,888,000

TCW Global Bond Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements (1)	$—	$—	$2,413	$2,413
Futures Contracts (2)	—	—	31,129	31,129
Forward Currency Exchange Contracts	—	111,164	—	111,164

Total Value	$—	$111,164	$33,542	$144,706

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(108,901)	$—	$(108,901)
Swap Agreements	—	—	(4,529)	(4,529)
Futures Contracts	—	—	(144,210)	(144,210)

Total Value	$—	$(108,901)	$(148,739)	$(257,640)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(216,963)	$—	$(216,963)
Futures Contracts	—	—	55,470	55,470
Investments (3)	—	(385)	—	(385)
Options Written	—	593	—	593
Swap Agreements	—	—	(1,973)	(1,973)

Net Realized Gain (Loss)	$—	$(216,755)	$53,497	$(163,258)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$10,955	$—	$10,955
Futures Contracts	—	—	(143,338)	(143,338)
Investments (4)	—	2,349	—	2,349
Options Written	—	(948)	—	(948)
Swap Agreements	—	—	8,386	8,386

Net Change in Appreciation (Depreciation)	$—	$12,356	$(134,952)	$(122,596)

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$9,423,723	$ —	$9,423,723
Options Purchased	$ —	$190,000	$ —	$190,000
Options Written	$ —	$190,000	$ —	$190,000
Futures Contracts	—	—	87	87
Swap Agreements	$ —	$ —	$672,727	$672,727

TCW High Yield Bond Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$38,097	$38,097
Forward Currency Exchange Contracts	—	15,894	—	15,894

Total Value	$—	$15,894	$38,097	$53,991

Liability Derivatives
Forward Currency Exchange Contracts	$—	$(1,600)	$—	$(1,600)
Futures Contracts (2)	—	—	(125,003)	(125,003)

Total Value	$—	$(1,600)	$(125,003)	$(126,603)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(7,160)	$—	$(7,160)
Futures Contracts	—	—	96,379	96,379

Net Realized Gain (Loss)	$—	$(7,160)	$96,379	$89,219

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$15,404	$—	$15,404
Futures Contracts	—	—	(89,212)	(89,212)

Net Change in Appreciation (Depreciation)	$—	$15,404	$(89,212)	$(73,808)

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$1,421,632	$ —	$1,421,632
Futures Contracts	—	—	82	82

TCW Securitized Bond Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$4,155,687	$4,155,687

Total Value	$—	$—	$4,155,687	$4,155,687

Liability Derivatives
Futures Contracts (2)	$—	$—	$(11,803,933)	$(11,803,933)

Total Value	$—	$—	$(11,803,933)	$(11,803,933)

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Securitized Bond Fund (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(418,417)	$—	$(418,417)
Futures Contracts	—	—	4,977,452	4,977,452

Net Realized Gain (Loss)	$—	$(418,417)	$4,977,452	$4,559,035

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$(1,157)	$—	$(1,157)
Futures Contracts	—	—	20,930,038	20,930,038

Net Change in Appreciation (Depreciation)	$—	$(1,157)	$20,930,038	$20,928,881

Number of Contracts or Notional Amounts (5)
Forward Currency Exchange Contracts	$ —	$10,574,436	$ —	$10,574,436
Futures Contracts	—	—	4,399	4,399

(1)

Includes cumulative appreciation (depreciation) of swap agreements as reported in the Schedule of Investments. Only variation margin on October 31, 2024 is reported within the Statement of Assets and Liabilities.

(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2024 is reported within the Statement of Assets and Liabilities.

(3)	Represents realized loss for purchased options during the year.
(4)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended on October 31, 2024.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to- market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents TCW Core Fixed Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Bank of America
Foreign Currency Exchange Contracts	$2,495	$—	$—	$2,495
Citibank N.A.
Foreign Currency Exchange Contracts	212,595	(210,282)	(2,313)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	4,164	—	(2,091)	2,073

Total	$219,254	$(210,282)	$(4,404)	$4,568

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Funds, Inc.

October 31, 2024

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW Core Fixed Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivatives Liabilities in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$2,313	$—	$(2,313)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	2,091	—	(2,091)	—

Total	$4,404	$—	$(4,404)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Global Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$66,779	$—	$(66,779)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	43,299	—	(30,683)	12,616
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	1,086	—	—	1,086

Total	$111,164	$—	$(97,462)	$13,702

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW Global Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$78,243	$11,464	$(66,779)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	30,683	—	(30,683)	—

Total	$108,926	$11,464	$(97,462)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents TCW High Yield Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Received (1)	Derivatives Assets (Liabilities) Available for Offset	Net Amount of Derivative Assets (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$15,894	$—	$(664)	$15,230

Total	$15,894	$—	$(664)	$15,230

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table presents TCW High Yield Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of October 31, 2024:

Counterparty	Gross Derivative Assets in the Statement of Assets and Liabilities	Collateral Pledged (1)	Derivatives (Assets) Liabilities Available for Offset	Net Amount of Derivative Liabilities (2)
Citibank N.A.
Foreign Currency Exchange Contracts	$664	$—	$(664)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	936	—	—	936

Total	$1,600	$—	$(664)	$936

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer

TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the year ended October 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The TCW Central Cash Fund had repurchase agreements outstanding as of October 31, 2024.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the year ended October 31, 2024.

TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund entered into forward currency exchange contracts during the year ended October 31, 2024 to hedge against the foreign currency exposure within the Funds. Outstanding forward currency exchange contracts at October 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, and the TCW Securitized Bond Fund utilized futures

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

during the year ended October 31, 2024 to help manage interest rate duration of those Funds. Futures contracts outstanding at October 31, 2024 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

TCW Funds, Inc.

October 31, 2024

Note 3 — Portfolio Investments (Continued)

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the year ended October 31, 2024, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the year ended October 31, 2024, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

TCW Funds, Inc.

October 31, 2024

Note 4 — Risk Considerations (Continued)

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk: Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financing Rate (SOFR) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by a Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

TCW Funds, Inc.

October 31, 2024

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	971,238	—	971,238
TCW Global Bond Fund	19,770	—	19,770
TCW High Yield Bond Fund	529,747	—	529,747
TCW Securitized Bond Fund	28,281,308	—	28,281,308

At the end of the previous fiscal year ended October 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$10,087,880	$—	$10,087,880
TCW Global Bond Fund	—	—	—
TCW High Yield Bond Fund	410,784	—	410,784
TCW Securitized Bond Fund	39,003,960	—	39,003,960

Permanent differences incurred during the year ended October 31, 2024, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share:

	Undistributed Net Investment Income (Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	(3,461,926)	3,461,926	—
TCW Global Bond Fund	(396,324)	393,535	2,789
TCW High Yield Bond Fund	9,858	(9,858)	—
TCW Securitized Bond Fund	(6,233,301)	6,233,301	—

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Central Cash Fund	$45,240,641	$—	$—	$45,240,641
TCW Core Fixed Income Fund	42,725,492	—	—	42,725,492
TCW Global Bond Fund	581,421	—	—	581,421
TCW High Yield Bond Fund	2,908,463	—	—	2,908,463
TCW Securitized Bond Fund	132,779,468	—	—	132,779,468

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

During the previous fiscal year ended October 31, 2023, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$37,334,974	$—	$—	$37,334,974
TCW Global Bond Fund	482,626	—	143,424	626,050
TCW High Yield Bond Fund	3,588,507	—	—	3,588,507
TCW Securitized Bond Fund	162,939,921	—	—	162,939,921

At October 31, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Central Cash Fund	$—	$—	$—	$2,825,605,379
TCW Core Fixed Income Fund	5,597,718	(45,624,756)	(40,027,038)	982,676,871
TCW Global Bond Fund	369,162	(1,638,082)	(1,268,920)	23,380,906
TCW High Yield Bond Fund	773,943	(1,114,939)	(340,996)	41,586,912
TCW Securitized Bond Fund	51,181,489	(262,157,393)	(210,975,904)	2,537,868,932

At October 31, 2024, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Central Cash Fund	$49,588	$—	$49,588
TCW Core Fixed Income Fund	143,290,530	64,737,234	208,027,764
TCW Global Bond Fund	1,079,305	1,414,130	2,493,435
TCW High Yield Bond Fund	2,224,653	5,591,764	7,816,417
TCW Securitized Bond Fund	445,276,571	222,052,228	667,328,799

The Funds did not have any unrecognized tax benefits at October 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2024. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Securitized Bond Fund	0.40%

The TCW Central Cash Fund does not pay management fees to the Advisor.

TCW Funds, Inc.

October 31, 2024

Note 6 — Fund Management Fees and Other Expenses (Continued)

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Securitized Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement will be reimbursed by the appropriate Fund to the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive reimbursement for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At October 31, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Total
TCW Core Fixed Income Fund	$366,979	473,555	$840,534
TCW Global Bond Fund	61,859	66,875	128,734
TCW High Yield Bond Fund	97,660	114,727	212,387
TCW Securitized Bond Fund	491,126	1,137,578	1,628,704

Total	1,017,624	1,792,735	2,810,359

Directors’ Fees: Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Central Cash Fund	$—	$—	$—	$—
TCW Core Fixed Income Fund	49,465,084	261,488,225	4,603,309,289	4,732,361,770
TCW Global Bond Fund	11,168,727	10,966,944	46,025,496	46,128,331
TCW High Yield Bond Fund	26,644,015	39,838,190	2,052,233	2,472,510
TCW Securitized Bond Fund	200,072,334	639,654,785	8,173,476,877	8,822,003,547

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Central Cash Fund	Year Ended October 31, 2024 (1)
Cash Management Shares	Shares	Amount
Shares Sold	20,636,368,000	$20,636,368,000
Shares Issued upon Reinvestment of Dividends	44,340,793	44,340,793
Shares Redeemed	(17,953,096,903)	(17,953,096,903)

Net Increase	2,727,611,890	$2,727,611,890

(1)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.

TCW Core Fixed Income Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	11,613,744	$112,200,678	28,990,684	$282,929,164
Shares Issued upon Reinvestment of Dividends	3,056,608	29,512,430	2,768,894	26,888,376
Shares Redeemed	(26,431,625)	(255,630,600)	(52,807,381)	(509,562,410)

Net Decrease	(11,761,273)	$(113,917,492)	(21,047,803)	$(199,744,870)

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,484,201	$23,968,112	4,704,564	$46,067,032
Shares Issued upon Reinvestment of Dividends	495,967	4,776,696	424,979	4,116,606
Shares Redeemed	(7,006,174)	(67,346,372)	(6,490,795)	(62,410,535)

Net Decrease	(4,026,006)	$(38,601,564)	(1,361,252)	$(12,226,897)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	5,348,173	$52,094,155	13,818,064	$135,059,962
Shares Issued upon Reinvestment of Dividends	672,278	6,513,032	399,058	3,876,958
Shares Redeemed	(17,277,813)	(171,187,948)	(1,666,445)	(16,144,775)

Net Decrease	(11,257,362)	$(112,580,761)	12,550,677	$122,792,145

TCW Funds, Inc.

October 31, 2024

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	67,681	$557,181	146,270	$1,191,951
Shares Issued upon Reinvestment of Dividends	38,546	315,445	37,595	307,452
Shares Redeemed	(61,989)	(511,042)	(14,400)	(117,580)

Net Increase	44,238	$361,584	169,465	$1,381,823

N Class	Shares	Amount	Shares	Amount
Shares Sold	34,701	$287,863	69,280	$569,669
Shares Issued upon Reinvestment of Dividends	31,531	257,903	33,676	275,386
Shares Redeemed	(63,799)	(517,805)	(57,900)	(466,426)

Net Increase	2,433	$27,961	45,056	$378,629

TCW High Yield Bond Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,129,738	$6,844,132	2,443,292	$14,436,986
Shares Sold — shares converted from N Class (1)	952,475	5,898,777	—	—
Shares Issued upon Reinvestment of Dividends	421,164	2,538,503	513,380	3,021,019
Shares Redeemed	(3,998,445)	(24,255,487)	(3,478,640)	(20,561,890)

Net Decrease	(1,495,068)	$(8,974,075)	(521,968)	$(3,103,885)

N Class	Shares	Amount	Shares	Amount
Shares Sold	326,639	$1,959,297	297,220	$1,769,166
Shares Issued upon Reinvestment of Dividends	61,935	375,999	74,380	440,416
Shares Redeemed	(553,504)	(3,355,072)	(809,680)	(4,821,224)
Shares Redeemed — shares converted to I Class (1)	(946,576)	(5,898,777)	—	—

Net Decrease	(1,111,506)	$(6,918,553)	(438,080)	$(2,611,642)

(1)	N Class shares were converted into I Class shares at the close of business on October 18, 2024.

TCW Securitized Bond Fund	Year Ended October 31, 2024		Year Ended October 31, 2023
I Class	Shares	Amount	Shares	Amount
Shares Sold	78,747,377	$626,162,709	117,980,752	$957,348,605
Shares Issued upon Reinvestment of Dividends	9,112,707	71,638,741	10,300,195	83,844,031
Shares Redeemed	(177,803,352)	(1,398,108,718)	(163,662,241)	(1,332,326,208)

Net Decrease	(89,943,268)	$(700,307,268)	(35,381,294)	$(291,133,572)

N Class	Shares	Amount	Shares	Amount
Shares Sold	4,642,950	$37,921,944	9,841,693	$80,908,674
Shares Issued upon Reinvestment of Dividends	2,597,932	21,068,641	2,719,199	22,844,296
Shares Redeemed	(19,763,032)	(160,973,586)	(23,227,636)	(194,137,339)

Net Decrease	(12,522,150)	$(101,983,001)	(10,666,744)	$(90,384,369)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	504,526	$3,994,339	455,426	$3,710,979
Shares Issued upon Reinvestment of Dividends	3,249	25,642	9,716	80,407
Shares Redeemed	(219,607)	(1,740,536)	(321,785)	(2,635,985)

Net Increase	288,168	$2,279,445	143,357	$1,155,401

Note 10 — Affiliate Ownership

As of October 31, 2024, affiliates of the Funds and Advisor owned 100.00% and 84.79% of the net assets of the TCW Central Cash Fund and the TCW Global Bond Fund, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at October 31, 2024 are listed below.

TCW Securitized Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
CSMC Trust Series 2021-RP11, Class A1, 1.50%, due 10/25/1961	2/16/24	$609,213	$597,849	0.03%
CSMC Trust Series 2022-RPL1, Class A1, 0.52%, due 4/25/1961	2/16/24	159,662	133,957	0.01%

		$768,875	$731,806	0.04%

Note 12 — Commitments and Contingencies

The TCW High Yield Bond Fund had the following unfunded commitments and unrealized gain by investment as of October 31, 2024:

TCW High Yield Bond Fund
Unfunded Commitments	Maturity	Amount	Unrealized Gain
DG Investment Intermediate Holdings 2, Inc. 2024 Delayed Draw Term Loan	03/31/28	$8,185	$17
Ryan, LLC, Delayed Draw Term Loan	11/14/30	9,523	(8)

		17,708	9

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2024. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

TCW Funds, Inc.

October 31, 2024

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncements

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021- 01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. We are currently evaluating the impact of the adoption of ASU 2022-03 on our financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 15 — New Accounting Pronouncements (Continued)

interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. There have been no impacts to date.

Note 16 — Subsequent Events

The TCW High Yield Bond Fund, a series of the Company, reorganized into the TCW High Yield Bond ETF, a newly-created series of TCW ETF Trust, on November 18, 2024.

TCW Central Cash Fund

Financial Highlights — Cash Management Shares

	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024
Net Asset Value per Share, Beginning of year	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02

Total from Investment Operations	0.02

Less Distributions:
Distributions from Net Investment Income	(0.02)

Total Distributions	(0.02)

Net Asset Value per Share, End of year	$1.00

Total Return	1.64	% (2)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$2,727,562

Ratio of Expenses to Average Net Assets	0.01	% (3)

Ratio of Net Investment Income to Average

Net Assets	5.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022		2021	2020
Net Asset Value per Share, Beginning of year	$9.08	$9.39	$11.56		$11.98	$11.41

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38	0.36	0.20		0.11	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.63	(0.36)	(2.17)		(0.09)	0.61

Total from Investment Operations	1.01	—	(1.97)		0.02	0.81

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.31)	(0.17)		(0.14)	(0.24)
Distributions from Return of Capital	—	—	(0.03)		(0.04)	—
Distributions from Net Realized Gain	—	—	(0.00	) (2)	(0.26)	—

Total Distributions	(0.44)	(0.31)	(0.20)		(0.44)	(0.24)

Net Asset Value per Share, End of year	$9.65	$9.08	$9.39		$11.56	$11.98

Total Return	11.15%	(0.29%)	(17.10%)		0.19%	7.14%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$619,344	$689,215	$911,213		$1,471,072	$1,344,787

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.52%	0.50%	0.53%		0.51%	0.51%

After Expense Reimbursement	0.49%	0.49%	0.49%		0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.92%	3.69%	1.90%		0.94%	1.66%

Portfolio Turnover Rate	453.67%	442.34%	473.72%		469.87%	371.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022		2021	2020
Net Asset Value per Share, Beginning of year	$9.05	$9.38	$11.53		$11.95	$11.38

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.35	0.19		0.09	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.63	(0.39)	(2.16)		(0.09)	0.60

Total from Investment Operations	1.00	(0.04)	(1.97)			0.78

Less Distributions:
Distributions from Net Investment Income	(0.42)	(0.29)	(0.15)		(0.12)	(0.21)
Distributions from Net Realized Gain	—	—	(0.00	) (2)	(0.26)	—
Distributions from Return of Capital	—	—	(0.03)		(0.04)	—

Total Distributions	(0.42)	(0.29)	(0.18)		(0.42)	(0.21)

Net Asset Value per Share, End of year	$9.63	$9.05	$9.38		$11.53	$11.95

Total Return	11.12%	(0.56)%	(17.22)%		0.00%	6.92%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$123,172	$152,264	$170,497		$223,562	$241,938

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83%	0.80%	0.82%		0.80%	0.80%

After Expense Reimbursement	0.62%	0.64%	0.64%		0.65%	0.67%

Ratio of Net Investment Income to Average Net Assets	3.79%	3.56%	1.77%		0.78%	1.53%

Portfolio Turnover Rate	453.67%	442.34%	473.72%		469.87%	371.22%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class

	Year Ended October 31,					February 28, 2020 (Commencement of Operations) through October 31, 2020
	2024	2023	2022		2021
Net Asset Value per Share, Beginning of year	$9.13	$9.44	$11.61		$12.06	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.39	0.37	0.25		0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.62	(0.37)	(2.21)		(0.11)	0.29

Total from Investment Operations	1.01	—	(1.96)		0.00	0.47

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.31)	(0.18)		(0.14)	(0.13)
Distributions from Net Realized Gain	—	—	(0.00	) (2)	(0.26)	N/A
Return of capital	—	—	(0.03)		(0.05)	N/A

Total distributions	(0.44)	(0.31)	(0.21)		(0.45)	(0.13)

Net Asset Value per Share, End of year	$9.70	$9.13	$9.44		$11.61	$12.06

Total Return	11.17%	(0.11%)	(17.07%)		(0.01%)	3.98	% (3)

Ratios/Supplemental Data:

Net assets, end of year (in thousands)	$96,188	$193,212	$81,408		$867	$0.00	(4)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.50%	0.48%	0.51%		7.54%	14,703.31	% (5)

After Expense Reimbursement	0.44%	0.44%	0.44%		0.44%	0.44	% (5)

Ratio of Net Investment Income to Average Net Assets	3.96%	3.83%	2.46%		0.97%	2.20	% (5)

Portfolio Turnover Rate	453.67%	442.34%	473.72%		469.87%	371.22	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Amount Rounds to less than $1,000.
(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.65	$7.75	$10.18	$10.66	$10.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36	0.36	0.24	0.20	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.48	(0.17)	(2.50)	(0.20)	0.54

Total from Investment Operations	0.84	0.19	(2.26)	—	0.79

Less Distributions:
Distributions from Net Investment Income	(0.25)	(0.22)	(0.03)	(0.20)	(0.15)
Distributions from Return of Capital	—	(0.07)	(0.13)	(0.06)	—
Distributions from Net Realized Gain	—	—	(0.01)	(0.22)	(0.24)

Total Distributions	(0.25)	(0.29)	(0.17)	(0.48)	(0.39)

Net Asset Value per Share, End of year	$8.24	$7.65	$7.75	$10.18	$10.66

Total Return	11.03%	2.22%	(22.45%)	(0.18%)	7.99%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$10,952	$9,830	$8,650	$24,332	$10,822

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.16%	1.66%	1.67%	1.15%	1.66%

After Expense Reimbursement	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	4.37%	4.40%	2.59%	1.87%	2.40%

Portfolio Turnover Rate	266.63%	221.66%	208.60%	245.94%	228.14%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.65	$7.75	$10.17	$10.66	$10.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.35	0.35	0.26	0.19	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.48	(0.17)	(2.52)	(0.21)	0.55

Total from Investment Operations	0.83	0.18	(2.26)	(0.02)	0.79

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.22)	(0.03)	(0.19)	(0.15)
Distributions from Net Realized Gain	—	—	(0.01)	(0.22)	(0.24)
Distributions from Return of Capital	—	(0.06)	(0.12)	(0.06)	—

Total Distributions	(0.24)	(0.28)	(0.16)	(0.47)	(0.39)

Net Asset Value per Share, End of year	$8.24	$7.65	$7.75	$10.17	$10.66

Total Return	10.91%	2.12%	(22.45)%	(0.38)%	7.93%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$8,605	$7,971	$7,730	$10,742	$10,972

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.47%	1.95%	2.15%	1.53%	1.94%

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.27%	4.29%	2.80%	1.77%	2.29%

Portfolio Turnover Rate	266.63%	221.66%	208.60%	245.94%	228.14%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$5.72	$5.80	$6.89	$6.66	$6.49

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38	0.35	0.28	0.23	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.40	(0.06)	(0.94)	0.24	0.19

Total from Investment Operations	0.78	0.29	(0.66)	0.47	0.43

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.37)	(0.30)	(0.24)	(0.26)
Distributions from Net Realized Gain	—	—	(0.13)	—	—

Total Distributions	(0.37)	(0.37)	(0.43)	(0.24)	(0.26)

Net Asset Value per Share, End of year	$6.13	$5.72	$5.80	$6.89	$6.66

Total Return	13.89%	4.95%	(9.97%)	7.18%	6.88%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$41,534	$47,270	$50,992	$96,223	$85,990

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.10%	0.88%	0.84%	0.76%	0.97%

After Expense Reimbursement	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of Net Investment Income to Average Net Assets	6.33%	5.95%	4.46%	3.36%	3.67%

Portfolio Turnover Rate	65.36%	62.85%	94.04%	82.13%	111.34%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.39	$7.96	$10.14	$10.46	$10.07

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.43	0.33	0.21	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.60	(0.53)	(2.28)	(0.25)	0.44

Total from Investment Operations	0.97	(0.10)	(1.95)	(0.04)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.47)	(0.23)	(0.20)	(0.31)
Distributions from Return of Capital	—	—	—	(0.01)	—
Distributions from Net Realized Gain	—	—	—	(0.07)	—

Total Distributions	(0.51)	(0.47)	(0.23)	(0.28)	(0.31)

Net Asset Value per Share, End of year	$7.85	$7.39	$7.96	$10.14	$10.46

Total Return	13.32%	(1.51%)	(19.58%)	(0.40%)	7.08%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$1,576,958	$2,149,490	$2,595,866	$4,264,583	$5,737,736

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.54%	0.50%	0.55%	0.52%	0.55%

After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	4.69%	5.28%	3.59%	2.07%	2.50%

Portfolio Turnover Rate	327.85%	303.12%	386.85%	493.39%	269.04%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value per Share, Beginning of year	$7.62	$8.21	$10.46	$10.78	$10.37

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36	0.43	0.33	0.19	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.63	(0.56)	(2.37)	(0.25)	0.47

Total from Investment Operations	0.99	(0.13)	(2.04)	(0.06)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.46)	(0.21)	(0.18)	(0.29)
Distributions from Net Realized Gain	—	—	—	(0.07)	—
Distributions from Return of Capital	—	—	—	(0.01)	—

Total Distributions	(0.51)	(0.46)	(0.21)	(0.26)	(0.29)

Net Asset Value per Share, End of year	$8.10	$7.62	$8.21	$10.46	$10.78

Total Return	13.01%	(1.75)%	(19.70)%	(0.58)%	6.86%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$312,171	$389,444	$506,866	$818,608	$1,844,170

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83%	0.77%	0.79%	0.81%	0.79%

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.73%

Ratio of Net Investment Income to Average Net Assets	4.47%	5.07%	3.40%	1.83%	2.21%

Portfolio Turnover Rate	327.85%	303.12%	386.85%	493.39%	269.04%

(1)	Computed using average shares outstanding throughout the period.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — Plan Class

	Year Ended October 31,				February 28, 2020 (Commencement of Operations) through October 31, 2020
	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$7.42	$8.00	$10.19	$10.50	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.44	0.36	0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.61	(0.55)	(2.31)	(0.24)	0.13

Total from Investment Operations	0.98	(0.11)	(1.95)	(0.02)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.51)	(0.47)	(0.24)	(0.21)	(0.16)
Distributions from Net Realized Gain	—	—	—	(0.07)	N/A
Return of capital	—	—	—	(0.01)	N/A

Total distributions	(0.51)	(0.47)	(0.24)	(0.29)	(0.16)

Net Asset Value per Share, End of year	$7.89	$7.42	$8.00	$10.19	$10.50

Total Return	13.35%	(1.68%)	(19.43%)	(0.25%)	3.22	% (2)

Ratios/Supplemental Data:

Net assets, end of year (in thousands)	$4,904	$2,476	$1,522	$571	$0	(3)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.16%	1.32%	2.98%	6.69%	14,761.71	% (4)

After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44	% (4)

Ratio of Net Investment Income to Average Net Assets	4.70%	5.31%	3.88%	2.13%	2.84	% (4)

Portfolio Turnover Rate	327.85%	303.12%	386.85%	493.39%	269.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	Amount Rounds to less than $1,000.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Central Cash Fund, TCW Core Fixed Income Fund, TCW Global Bond Fund, TCW High Yield Bond Fund, and TCW Securitized Bond Fund (formerly TCW Total Return Bond Fund) (collectively, the “TCW Fixed Income Funds”) five of the twelve funds constituting the TCW Funds, Inc., including the schedules of investments, as of October 31, 2024; the related statements of operations for the year the ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the TWC Fixed Income Funds, except for TCW Central Cash Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for TCW Central Cash Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW Funds, Inc. as of October 31, 2024, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the TCW Fixed Income Funds	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
TCW Central Cash Fund	For the period from July 15, 2024 (commencement of operations) through October 31, 2024	For the period from July 15, 2024 (commencement of operations) through October 31, 2024	For the period from July 15, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements and financial highlights are the responsibility of the TCW Fixed Income Funds’ management. Our responsibility is to express an opinion on the TCW Fixed Income Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the TCW Fixed Income Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The TCW Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the TCW Fixed Income Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm (Continued)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Los Angeles, California

December 23, 2024

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

Privacy Policy

The TCW Group, Inc. and Subsidiaries

TCW Investment Management Company LLC

TCW Asset Management Company LLC

Metropolitan West Asset Management, LLC

TCW PT Management Company LLC

TCW Asset Backed Finance Management Company LLC

TCW Funds, Inc. TCW Strategic Income Fund, Inc. TCW Metropolitan West Funds Sepulveda Management LLC	TCW Direct Lending LLC TCW Direct Lending VII LLC TCW Direct Lending VIII LLC	TCW Star Direct Lending LLC TCW ETF Trust TCW Spirit Direct Lending LLC

Effective December 2024

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial information,” issued by the United States Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

◾

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

◾

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

◾

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

◾

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

◾

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, TCW ETF Trust, and TCW Spirit Direct Lending LLC.

◾	Are not guaranteed by a bank;
◾	Are not obligations of The TCW Group, Inc. or of its subsidiaries;
◾	Are not insured by the Federal Deposit Insurance Corporation; and
◾	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC. TCW FUNDS, INC. TCW STRATEGIC INCOME FUND INC. TCW METROPOLITAN WEST FUNDS SEPULVEDA MANAGEMENT LLC TCW DIRECT LENDING LLC	TCW DIRECT LENDING VII LLC TCW DIRECT LENDING VIII LLC TCW STAR DIRECT LENDING LLC TCW ETF TRUST TCW SPIRIT DIRECT LENDING LLC

Attention: Privacy Officer | 515 South Flower Street | Los Angeles, CA 90071 | email: privacy@tcw.com

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Approval of Investment Advisory Agreement — TCW Central Cash Fund

The Fund named above, which is a series of the Corporation, has retained TCW Investment Management Company LLC (the “Advisor”) to manage its assets pursuant to an Investment Advisory Agreement (the “Agreement”), which has been approved by the Board of Directors of the Corporation, including all of the Directors who are not “interested persons” (“Independent Directors”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Following an initial two-year term with respect to the Fund, the Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Directors, and, in either event, by a majority of the Independent Directors of the Corporation casting votes in person at a meeting called for that purpose (the “Annual 15(c) Process”).

At a meeting held on June 10, 2024 (the “Meeting”), the Board, including all of the Independent Directors, approved the Agreement for an initial two-year term with respect to the Fund.

At the Meeting, the Board received and considered information (both written and oral) provided to assist it in the review of the Agreement and made assessments with respect to the Fund. The Independent Directors were advised by independent legal counsel with respect to these matters. The Independent Directors discussed the approval of the Agreement with representatives of the Advisor and among themselves in private sessions on various occasions at which no representatives of the Advisor were present.

In addition, the Board received extensive information at the Meeting in relation to its consideration of the renewal of the Advisory Agreement with respect to the existing series of the Corporation, as well as presentations at previous meetings from management about the Corporation and its other series. That other information considered by the Board addressed many of the factors discussed below, including, but not limited to, information about the services provided by the Advisor, its structure, organization, operations and personnel, the financial condition of the Advisor and the profitability to the Advisor from the Advisory Agreement, compliance procedures and resources, investment performance of other series and any similar strategies, expected expenses of the Fund, planned distribution and marketing of the Fund, and other information considered relevant.

In addition to the information furnished by the Advisor, the Directors were provided with advice from their independent legal counsel discussing their fiduciary duties related to their approval of the Agreement and discussed these matters with their counsel.

The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. In deciding to recommend the approval of the Agreement with respect to the Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

Nature, Extent and Quality of Services

The Board considered the general nature, extent, and quality of services provided to the existing series of the Corporation and expected to be provided to the Fund by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of mutual funds and considered the benefits to shareholders of investing

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

in a fund complex that is served by a large organization that also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds.

The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor that would be applicable to the Fund. The Board noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board concluded that it was satisfied with the nature, extent and quality of the services anticipated to be provided to the Fund by the Advisor under the proposed Agreement.

Investment Performance

The Directors noted that the Advisor does not manage similar money market portfolios but considered the overall track record of the Advisor with fixed income strategies. After review, the Directors concluded that the Fund has the potential to achieve acceptable performance.

Advisory Fees, Expenses and Profitability

The Board noted that the Advisor proposes that there would not be any advisory fee charged and that, therefore, the Fund’s management fee and the total expense ratio would be competitive with peer funds that charge advisory fees. For that reason, the Board did not review the comparative advisory fees for peer funds.

The Board also recognized that the absence of an advisory fee means that the Advisor would not generate profits from the Agreement.

Based on these various considerations, the Board concluded that the proposed contractual advisory fee for the Fund under the proposed Agreement would be fair and bear a reasonable relationship to the services to be rendered.

Economies of Scale and Ancillary Benefits

The Board considered the potential of the Advisor to achieve economies of scale as the Fund grows in size. The Board noted that the Fund will benefit through additional investment in the Corporation’s business and the provision of improved or additional infrastructure and services to the Fund and its shareholders. The Board considered the Advisor’s ongoing investment in its technology, systems, staffing and other aspects of its business that can benefit the Fund, noting that all these endeavors are a means by which the Advisor is sharing economies of scale with the Fund and its shareholders through reinvestment in products and services that are designed to benefit the Fund and its shareholders. The Board considered the new personnel hired over recent years and the extent to which that hiring could be expected to benefit shareholders.

The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Fund, including that the Fund would be used to manage the cash holdings of other funds advised by the Advisor. The Board concluded that any potential benefits to be derived by the Advisor from its relationship with the Fund were consistent with the services proposed to be provided by the Advisor to the new series.

As a result of these considerations, the Board was satisfied about the extent to which economies of scale will be shared with the Fund and its shareholders. Based on all the information they reviewed, the Board

TCW Funds, Inc.

concluded that the proposed fee structure was reasonable and reflected a sharing of any economies of scale.

Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Directors concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders will receive reasonable value under the Fund’s proposed fee structure, and that the approval of the Agreement was in the best interests of the Fund and its shareholders.

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Renewal of Investment Advisory and Management Agreement

TCW Funds, Inc. (the “Corporation”) and TCW Investment Management Company LLC (the “Advisor”) are parties to an Investment Advisory and Management Agreement (the “Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Corporation. Unless terminated by either party, the Agreement continues in effect from year to year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Directors of the Corporation (the “Board”), and, in either event, by a majority of the Directors who are not “interested persons” of the Corporation, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Directors”), casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2025 through February 5, 2026. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process — The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from

TCW Funds, Inc.

their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Director may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The TCW Group, Inc., the parent company of the Advisor (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024, and, at the request of the Board, as of July 31, 2024. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors noted that each Fund’s performance was satisfactory over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period, the fourth quintile for the five-year period, and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the

TCW Funds, Inc.

Fund for outperformance going forward. The Board noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods and the fifth quintile for the three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. The Board and the Independent Directors also considered its underperformance relative to its peers and its benchmark index for all periods reviewed.

For the High Yield Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-year period, second quintile for the five-year period, third quintile for the three-year period and fifth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the reorganization of the Fund into the TCW High Yield Bond ETF, a newly created exchange-traded fund that is a series of TCW ETF Trust, estimated to occur later in the year.

For the Enhanced Commodity Strategy Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods, the second quintile for the five-year period and the fourth quintile for the one-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-, five-, three- and one-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one-, five- and ten-year periods.

For the Short Term Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and one-year periods, third quintile for the five-year period and first quintile for the three-year period. The Board noted that the Advisor had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles, except that one Fund, the Select Equities Fund, ranked in the fourth quintile over certain periods.

The Select Equities Fund ranked in the second quintile for the ten- and one-year periods and the fourth quintile for the five- and three-year periods. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the three-year period was driven in part by the Fund’s more modest positions in companies that were key contributors to the competitor funds’ returns. The Board and the Independent Directors also considered the Fund’s stronger performance over the ten- and one-year periods.

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten-year period and the first quintile for the five-, three- and one-year periods.

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and three-year periods and in the first quintile for the five- and one-year periods.

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the five-, three- and one-year periods.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, and one-year periods and the second quintile for the three-year period.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth or fifth quintiles over many of the various time periods reviewed but had shown improvement over the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the challenging international and emerging market conditions in recent years and the impact of being overweight in emerging market properties during a period of rapid property rule change in China.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five-year period, the fifth quintile for the three-year period and second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative underperformance was driven by security selection in high yield, largely in Chinese real estate during the three-year period. The Board and the Independent Directors noted that more stringent limits were placed on the Fund’s high yield exposure to manage downside risk, boosting the Fund’s performance to the top quartile for the one-year period ended July 31, 2024

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten-year period, the fifth quintile for the five- and three-year periods and the third quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s discussion of relative underperformance for the Fund for certain periods and the enhancements to the Fund’s investment process as a result.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis. The Board and the Independent Directors also observed that each Fund’s total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds. The Board and the Independent Directors also noted the contractual expense

TCW Funds, Inc.

limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several Funds, their below-median management fee and total expenses were in part due to substantial waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the Advisor was satisfactorily sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

Shareholder Meeting Results (Unaudited)

Special Meeting of Shareholders to Approve Directors — Voting Results

On February 15, 2024, the Corporation held a Special Meeting of Shareholders to elect nine Directors of the Corporation. Shareholders of record on January 5, 2024 were entitled to vote on the proposal to elect Directors. All Funds voted together. Each nominee for Director named below was elected and will hold office until his or her successor has been duly elected and qualified. The following votes were recorded:

PROPOSAL: Election of Directors.

Director Nominee	Shares Voted For	Shares Withheld
Patrick C. Haden	778,061,060	5,620,273
Martin Luther King III	778,550,805	6,106,575
Megan McClellan	779,047,346	5,392,670
Peter McMillan	777,261,038	5,676,943
Patrick Moore	779,274,376	5,718,850
Victoria B. Rogers	778,911,008	5,469,537
Robert G. Rooney	780,047,992	5,788,337
Michael Swell	780,102,419	5,562,293
Andrew Tarica	778,119,775	5,585,230

TCW Funds, Inc.

Tax Information Notice (Unaudited)	October 31, 2024

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2024.

Fund	Qualified Dividend Income
TCW Global Bond Fund	$3,076

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In February 2025, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2024. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

TCW Funds, Inc.

515 South Flower Street

Los Angeles, California 90071

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, California 90071

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, Massachusetts 02114-2016

DISTRIBUTOR

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, California 90071

DIRECTORS

Patrick C. Haden

Director and Vice Chairman of the Board

Martin Luther King III

Director

Megan McClellan

Director

Peter McMillan

Director

Patrick Moore

Director

Victoria B. Rogers

Director

Robert G. Rooney

Director

Michael Swell

Director

Andrew Tarica

Director and Chairman of the Board

OFFICERS

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Global Real Estate Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Central Cash Fund

TCW Core Fixed Income Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Securitized Bond Fund

INTERNATIONAL FUNDS

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

FUNDarEQ1024

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	EX-99.CODE – Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.
By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Megan McClellan
Megan McClellan
President and Principal Executive Officer

Date	January 2, 2025

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	January 2, 2025